MORGAN STANLEY VARIABLE ANNUITY II

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                PROSPECTUS DATED
                                                     MAY 1, 2002

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") is offering the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. Northbrook no longer offers this Contract in most states. Please contact your Morgan Stanley Financial Advisor for current availability. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract offers 38 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT            ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  SERIES (CLASS X SHARES)                       (CLASS B SHARES)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.       LSA VARIABLE SERIES TRUST
VAN KAMPEN LIFE INVESTMENT TRUST              PUTNAM VARIABLE TRUST (CLASS IB SHARES)
AIM VARIABLE INSURANCE FUNDS (SERIES I)

We (Northbrook) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 56 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
    IMPORTANT      DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
     NOTICES       HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                  1 PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                               PAGE
-----------------------------------------------------
OVERVIEW
-----------------------------------------------------
   Important Terms                               3
-----------------------------------------------------
   The Contract at a Glance                      4
-----------------------------------------------------
   How the Contract Works                        7
-----------------------------------------------------
   Expense Table                                 8
-----------------------------------------------------
   Financial Information                        14
-----------------------------------------------------
CONTRACT FEATURES
-----------------------------------------------------
   The Contract                                 15
-----------------------------------------------------
   Purchases                                    16
-----------------------------------------------------
   Contract Value                               17
-----------------------------------------------------
INVESTMENT ALTERNATIVES
-----------------------------------------------------
      The Variable Sub-Accounts                 18
-----------------------------------------------------
      The Fixed Account Options                 20
-----------------------------------------------------
      Transfers                                 21
-----------------------------------------------------
   Expenses                                     23
-----------------------------------------------------
   Access To Your Money                         24
-----------------------------------------------------
   Income Payments                              25
-----------------------------------------------------

-----------------------------------------------------
                                               PAGE

   Death Benefits                               29
-----------------------------------------------------
   Longevity Reward Rider                       33
-----------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------
   More Information:                            34
-----------------------------------------------------
      Northbrook                                34
-----------------------------------------------------
      The Variable Account                      35
-----------------------------------------------------
      The Portfolios                            35
-----------------------------------------------------
      The Contract                              36
-----------------------------------------------------
      Qualified Plans                           36
-----------------------------------------------------
      Legal Matters                             36
-----------------------------------------------------
   Taxes                                        37
-----------------------------------------------------
   Performance Information                      42
-----------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES          43
-----------------------------------------------------
APPENDIX B -- CALCULATION OF ENHANCED
EARNINGS DEATH BENEFIT                          55
-----------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE
OF CONTENTS                                     56
-----------------------------------------------------

                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                               PAGE
-----------------------------------------------------
   Accumulation Phase                            6
-----------------------------------------------------
   Accumulation Unit                            14
-----------------------------------------------------
   Accumulation Unit Value                      14
-----------------------------------------------------
   Annuitant                                    15
-----------------------------------------------------
   Automatic Portfolio Rebalancing Program      22
-----------------------------------------------------
   Automatic Additions Program                  22
-----------------------------------------------------
   Beneficiary                                  15
-----------------------------------------------------
   Cancellation Period                           4
-----------------------------------------------------
   Contract*                                    15
-----------------------------------------------------
   Contract Anniversary                          6
-----------------------------------------------------
   Contract Owner ("You")                       15
-----------------------------------------------------
   Contract Value                               17
-----------------------------------------------------
   Contract Year                                 4
-----------------------------------------------------
   Death Benefit Anniversary                    29
-----------------------------------------------------
   Death Benefit Combination Option             31
-----------------------------------------------------
   Dollar Cost Averaging Program                22
-----------------------------------------------------
   Dollar Cost Averaging Fixed Account Options  20
-----------------------------------------------------
   Due Proof of Death                           29
-----------------------------------------------------
   Enhanced Death Benefit Option                30
-----------------------------------------------------
   Enhanced Earnings Death Benefit Option       31
-----------------------------------------------------
   Fixed Account Options                        20
-----------------------------------------------------
   Free Withdrawal Amount                       23
-----------------------------------------------------
   Funds                                        18
-----------------------------------------------------


-----------------------------------------------------
                                               PAGE

   Guarantee Periods                            20
-----------------------------------------------------
   Income Benefit Combination Option 2          28
-----------------------------------------------------
   Income and Death Benefit Combination
   Option 2                                     31
-----------------------------------------------------
   Income Plan                                  26
-----------------------------------------------------
   Investment Alternatives                      18
-----------------------------------------------------
   Issue Date                                    7
-----------------------------------------------------
   Longevity Reward Rider                       33
-----------------------------------------------------
   Northbrook ("We")                            34
-----------------------------------------------------
   Payout Phase                                  7
-----------------------------------------------------
   Payout Start Date                             7
-----------------------------------------------------
   Performance Benefit Combination Option       31
-----------------------------------------------------
   Performance Death Benefit Option             30
-----------------------------------------------------
   Performance Income Benefit Option            27
-----------------------------------------------------
   Portfolios                                   18
-----------------------------------------------------
   Qualified Contracts                          39
-----------------------------------------------------
   Right to Cancel                              16
-----------------------------------------------------
   SEC                                           1
-----------------------------------------------------
   Settlement Value                             32
-----------------------------------------------------
   Systematic Withdrawal Program                25
-----------------------------------------------------
   Valuation Date                               16
-----------------------------------------------------
   Variable Account                             35
-----------------------------------------------------
   Variable Sub-Account                         18
-----------------------------------------------------

*In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with an initial purchase payment as little as $1,000 (we may increase this minimum to as much as to $4,000). You can add to your Contract as often and as much as you like. Each payment must be at least $25. You
                                            must maintain a minimum account size of $500.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent applicable law permits, to reflect the investment experience of any amounts allocated to the Variable Account including the deduction of mortality and expense risk charges and administrative expense charges.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the
                                               following (as a % of average daily net assets):
                                               Base Contract                                       1.35%
                                               w/Enhanced Death Benefit Option                     1.48%
                                               w/Performance Death Benefit Option                  1.48%
                                               w/Performance Income Benefit Option                 1.48%
                                               w/Performance Benefit Combination Option            1.59%
                                               w/Death Benefit Combination Option                  1.59%
                                               w/Income Benefit Combination Option 2               1.65%
                                               w/Income and Death Benefit Combination Option 2     1.85%
                                            -  If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk
                                               charge of 0.20%.
                                            -  If you qualify for and elect the Longevity Reward Rider, your mortality and expense risk charge would be lower by
                                               0.07% (see the description of each option and the
                                               Longevity Reward Rider for the availability of each.)
                                            -  Annual contract maintenance charge of $30 (waived in
                                               certain cases)
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payment(s) withdrawn (with certain exceptions)
                                            -  Transfer fee of $25 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

                                  4 PROSPECTUS

INVESTMENT ALTERNATIVES                     The Contract offers 38 investment alternatives including:
                                            -  2 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:
                                                  -  Morgan Stanley Investment Advisors Inc.
                                                  -  Morgan Stanley Investment Management Inc.
                                                  -  Morgan Stanley Investments, LP.
                                                  -  Van Kampen Asset Management Inc.
                                                  -  A I M Advisors, Inc.
                                                  -  Alliance Capital Management, L.P.
                                                  -  LSA Asset Management LLC
                                                  -  Putnam Investment Management, LLC
                                            To find out current rates being paid on the Fixed Account
                                            Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with payments guaranteed for 10 years
                                            -  joint and survivor life income payments
                                            -  guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
--------------------------------------------------------------------------------------------------------

                                  5 PROSPECTUS

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative,
                                            whichever is less.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your Contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

                                  6 PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 38 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 26. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

    ISSUE              ACCUMULATION PHASE                 PAYOUT      PAYOUT
    DATE                                                  START       PHASE
                                                           DATE
   ------------------------------------------------------------------------------------------------------
   You buy      You save for retirement                You elect to   You can receive   Or you can
   a Contract                                          receive        income payments   receive income
                                                       income         for a set         payments for life
                                                       payments or    period
                                                       receive a
                                                       lump sum
                                                       payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                                  7 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:       0          1          2          3
-------------------------------------------------------------------------------------------------------------------------------
Applicable Charge                                                                        6%         5%         4%         3%
-------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                    $30.00***
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                         $25.00****
-------------------------------------------------------------------------------------------------------------------------------

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:       4          5          6+
------------------------------------------------------------------------------------
Applicable Charge                                                                        2%         1%       0%
------------------------------------------------------------------------------------
Annual Contract Maintenance Charge
------------------------------------------------------------------------------------
Transfer Fee
------------------------------------------------------------------------------------

   *During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

  **If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 33 for details.

 ***If you qualify for and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

****Applies solely to the thirteenth and subsequent transfers within a Contract
    Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                       With the
                                                                       Enhanced
                                                                    Death Benefit,*     With the
                                                                    the Performance   Performance
                                                                        Income          Benefit                     With the
                                                                       Benefit,*      Combination*    With the       Income
                                                                        or the        or the Death     Income       and Death
                                                                      Performance       Benefit        Benefit       Benefit
                                                           Base      Death Benefit    Combination    Combination   Combination
                                                         Contract       Option           Option      Option 2**    Option 2**+
------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge***                      1.25%          1.38%           1.49%          1.55%         1.75%
------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                             0.10%          0.10%           0.10%          0.10%         0.10%
------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense***                  1.35%          1.48%           1.59%          1.65%         1.85%
------------------------------------------------------------------------------------------------------------------------------
   If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above
------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge***                      1.45%          1.58%           1.69%          1.75%         1.95%
------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                             0.10%          0.10%           0.10%          0.10%         0.10%
------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense***                  1.55%          1.68%           1.79%          1.85%         2.05%
------------------------------------------------------------------------------------------------------------------------------

  * The Enhanced Death Benefit Option, Performance Income Benefit Option, and the Performance Benefit Combination Option ("Old Options") were only available for Contracts issued on or before October 30, 2000 and only if added to such Contracts on or before January 31, 2001.

 ** The Income Benefit Combination Option 2 and the Income and Death Benefit
    Combination Option 2 ("New Options") are available with Contracts issued on or after October 30, 2000. The New Options are also available with Contracts issued before October 30, 2000 subject to certain limitations. See the description of these Options on pages 28 and 31 for details.

*** If you qualify for and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

  + For Contracts issued in the state of Washington this Rider is replaced by the Income and Performance Death Benefit Option. This Option is available on or about July 1, 2002 and carries a mortality and expense risk charge of 1.68%.

                                  8 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (after Voluntary Reductions and Reimbursements for certain Portfolios) (as a percentage of Portfolio average daily net assets)(1)

                                                                               Rule                                Total
                                                            Management         12b-1          Other              Portfolio
Portfolio                                                      Fees            Fees          Expenses         Annual Expenses
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X SHARES)
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Equity Portfolio                                   0.75%             N/A           0.09%                0.84%
-----------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                      0.65%             N/A           0.05%                0.70%
-----------------------------------------------------------------------------------------------------------------------------
Competitive Edge Portfolio                                    0.65%             N/A           0.10%                0.75%
-----------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                     0.54%             N/A           0.01%                0.55%
-----------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                              0.49%             N/A           0.02%                0.51%
-----------------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                     0.95%             N/A           0.07%                1.02%
-----------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                              0.75%             N/A           0.05%                0.80%
-----------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                          0.50%             N/A           0.09%                0.59%
-----------------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                      0.75%             N/A           0.06%                0.81%
-----------------------------------------------------------------------------------------------------------------------------
Information Portfolio (2)                                     0.75%             N/A           0.87%                1.62%
-----------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio (3)                                0.45%             N/A           0.20%                0.65%
-----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                        0.50%             N/A           0.01%                0.51%
-----------------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                      0.95%             N/A           0.78%                1.73%
-----------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                                 0.50%             N/A           0.03%                0.53%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                       0.40%             N/A           0.06%                0.46%
-----------------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                          0.50%             N/A           0.02%                0.52%
-----------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                           0.65%             N/A           0.02%                0.67%
-----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity Portfolio (4)      1.25%             N/A           0.87%                2.12%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio (4)                0.55%             N/A           0.36%                0.91%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum Portfolio (4)         0.80%             N/A           0.54%                1.34%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth Portfolio (4)               0.75%             N/A           0.64%                1.39%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio (4)                0.75%             N/A           0.35%                1.10%
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio (4)             0.80%             N/A           0.35%                1.15%
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio                             0.60%             N/A           0.21%                0.81%
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio                      0.70%             N/A           0.06%                0.76%
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            0.61%             N/A           0.24%                0.85%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                          0.62%             N/A           0.26%                0.88%
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (5)                              0.60%             N/A           0.25%                0.85%
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
-----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                     0.75%            0.25%          0.11%                1.11%
-----------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                          0.63%            0.25%          0.04%                0.92%
-----------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                             1.00%            0.25%          0.04%                1.29%
-----------------------------------------------------------------------------------------------------------------------------

                                  9 PROSPECTUS

                                                                               Rule                                Total
                                                            Management         12b-1          Other              Portfolio
Portfolio                                                      Fees            Fees          Expenses         Annual Expenses
-----------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth Fund (6)                                0.95%             N/A           0.30%                1.25%
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund (7)                          0.46%            0.25%          0.05%                0.76%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund (7)                       0.76%            0.25%          0.18%                1.19%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (7)                            0.80%            0.25%          0.14%                1.19%
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund (7)                                    0.53%            0.25%          0.04%                0.82%
-----------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

(2) The investment manager had agreed to assume all operating expenses and to waive the compensation provided for in its Investment Management Agreement until such time as the Portfolio had $50 million of net assets or December 31, 2001, whichever occurred first. With these assumptions and expense waivers in effect, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.00%, N/A, 0.00% and 0.00%, respectively. The Investment Manager will not continue these expense waivers in 2002. Therefore, expenses in the above Table are estimated for 2002.

(3) Effective May 1, 2002, the Short-Term Bond Portfolio changed its name to the Limited Duration Portfolio. For the period June 1, 2001 through
    December 31, 2001, the Investment Manager had agreed to waive its fee and reimburse operating expenses to the extent they exceeded 0.50% of daily net assets. With these expense waivers and reimbursements in effect, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.41%, N/A, 0.20% and 0.61%, respectively. "Other Expenses" do not include the effect of an expense offset of 0.06%. The Investment Manager will not continue these expense waivers in 2002. Therefore, expenses in the above Table are estimated for 2002.

(4) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed the following percentages:
    Emerging Markets Equity Portfolio 1.75%; Equity Growth Portfolio 0.85%; International Magnum Portfolio 1.15%; Mid Cap Growth Portfolio 1.05%; Mid Cap Value Portfolio 1.05%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:

                                                                                  Rule                           Total Portfolio
                                                               Management         12b-1          Other               Annual
Portfolio                                                         Fees            Fees          Expenses            Expenses
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity Portfolio             0.98%              N/A          0.87%                 1.85%
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio                       0.49%              N/A          0.36%                 0.85%
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum Portfolio                0.62%              N/A          0.54%                 1.16%
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth Portfolio                      0.41%              N/A          0.64%                 1.05%
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio                       0.70%              N/A          0.35%                 1.05%
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio                    0.75%              N/A          0.35%                 1.10%
--------------------------------------------------------------------------------------------------------------------------------

Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio and International Magnum Portfolio are 0.10% and 0.01% of such investment related expenses, respectively.

(5) Effective May 1, 2002, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund.

(6) Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 7.65% and 8.60%. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(7) "Rule 12b-1 Fees" are restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 Fees payable under the Funds' distribution plan.

                                  10 PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

- elected the Income and Death Benefit Combination Option 2, and

- elected the Enhanced Earnings Death Benefit Option.

The examples are based on the expenses shown in the Portfolio Annual Expenses table, which reflects certain waiver and reimbursement arrangements as explained in the footnotes to the table. The examples assume those arrangements remain in effect for the periods presented.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X SHARES)
------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity                                              $73               $118               $165                $329
------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $71               $113               $158                $316
------------------------------------------------------------------------------------------------------------------------------
Competitive Edge                                               $72               $115               $161                $321
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $70               $109               $151                $301
------------------------------------------------------------------------------------------------------------------------------
Equity                                                         $69               $108               $149                $297
------------------------------------------------------------------------------------------------------------------------------
European Growth                                                $74               $123               $174                $347
------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $72               $117               $163                $326
------------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $70               $110               $153                $305
------------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $72               $117               $164                $327
------------------------------------------------------------------------------------------------------------------------------
Information                                                    $81               $141               $204                $402
------------------------------------------------------------------------------------------------------------------------------
Limited Duration                                               $71               $112               $156                $311
------------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $69               $108               $149                $297
------------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $82               $145               $209                $412
------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $69               $198               $150                $299
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  $69               $106               $146                $292
------------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $69               $108               $149                $298
------------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $71               $113               $157                $313
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity                     $86               $156               $228                $446
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $73               $120               $169                $336
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                        $78               $133               $190                $377
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth                              $78               $134               $193                $381
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $75               $126               $178                $354
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                            $76               $127               $181                $359
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                                        $72               $117               $164                $327
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                                 $72               $115               $161                $322
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $73               $118               $166                $330
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $73               $119               $167                $333
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                        $73               $118               $166                $330
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                $75               $126               $179                $355
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                                     $73               $120               $169                $337
------------------------------------------------------------------------------------------------------------------------------

                                  11 PROSPECTUS

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                                        $77               $131               $188                $372
------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                                          $77               $130               $186                $368
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                    $72               $115               $161                $322
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                                 $76               $128               $183                $363
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value                                      $76               $128               $183                $363
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                              $72               $117               $164                $327
------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X SHARES)
------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity                                              $30               $ 92               $157                $329
------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $29               $ 88               $150                $316
------------------------------------------------------------------------------------------------------------------------------
Competitive Edge                                               $29               $ 89               $152                $321
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $27               $ 83               $142                $301
------------------------------------------------------------------------------------------------------------------------------
Equity                                                         $27               $ 82               $140                $297
------------------------------------------------------------------------------------------------------------------------------
European Growth                                                $32               $ 98               $166                $347
------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $30               $ 91               $155                $326
------------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $28               $ 85               $144                $305
------------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $30               $ 91               $155                $327
------------------------------------------------------------------------------------------------------------------------------
Information                                                    $38               $116               $195                $402
------------------------------------------------------------------------------------------------------------------------------
Limited Duration                                               $28               $ 86               $147                $311
------------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $27               $ 82               $140                $297
------------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $39               $119               $201                $412
------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $27               $ 83               $141                $299
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  $26               $ 81               $138                $292
------------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $27               $ 82               $141                $298
------------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $28               $ 87               $148                $313
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity                     $43               $131               $219                $446
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $31               $ 94               $160                $336
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                        $35               $107               $182                $377
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth                              $36               $109               $184                $381
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $33               $100               $170                $354
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                            $33               $102               $172                $359
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                                        $30               $ 91               $155                $327
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                                 $29               $ 90               $153                $322
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $30               $ 93               $157                $330
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $31               $ 93               $159                $333
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                        $30               $ 93               $157                $330
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                $33               $100               $170                $355
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                                     $31               $ 95               $161                $337
------------------------------------------------------------------------------------------------------------------------------

                                  12 PROSPECTUS

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                                        $35               $106               $179                $372
------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                                          $34               $105               $177                $368
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                    $29               $ 90               $153                $322
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                                 $34               $103               $174                $363
------------------------------------------------------------------------------------------------------------------------------
JPutnam VT Small Cap Value                                     $34               $103               $174                $363
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                              $30               $ 92               $156                $327
------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF BOTH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $56,196.

                                  13 PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT."Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

                                  14 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the owner, while the Annuitant is alive,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract owner is a Grantor Trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 36.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a natural person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.

BENEFICIARY
The Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date.

If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time while the Annuitant is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a "Change of Beneficiary" form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the

                                  15 PROSPECTUS
authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $1,000. However, we reserve the right to raise that minimum to as much as $4,000. All subsequent purchase payments must be $25 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this Right to Cancel, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent applicable law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

                                  16 PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO:                                       EACH PORTFOLIO SEEKS:                            INVESTMENT ADVISER:
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
Aggressive Equity Portfolio                      Capital growth                                        Morgan Stanley
                                                                                                  Investment Advisors, Inc.
Capital Growth Portfolio                         Long-term capital growth
Competitive Edge Best Ideas Portfolio            Long-term capital growth
Dividend Growth Portfolio                        Reasonable current income and long-term growth
                                                 of income and capital
Equity Portfolio                                 Growth of capital and, as a secondary
                                                 objective, income when consistent with its
                                                 primary objective
European Growth Portfolio                        To maximize the capital appreciation on its
                                                 investments
Global Dividend Growth Portfolio                 Reasonable current income and long-term growth
                                                 of income and capital
High Yield Portfolio                             High current income and, as a secondary
                                                 objective, capital appreciation when consistent
                                                 with its primary objective
Income Builder Portfolio                         Reasonable income and, as a secondary
                                                 objective, growth of capital
Information Portfolio                            Long-term capital appreciation
Limited Duration Portfolio                       High current income consistent with
                                                 preservation of capital
Money Market Portfolio                           High current income, preservation of capital,
                                                 and liquidity
Pacific Growth Portfolio                         To maximize the capital appreciation on its
                                                 investments
Quality Income Plus Portfolio                    High current income and, as a secondary
                                                 objective, capital appreciation when consistent
                                                 with its primary objective
S&P 500 Index Portfolio                          Investment results that, before expenses,
                                                 correspond to the total return of the Standard
                                                 and Poor's 500 Composite Stock Price Index
Strategist Portfolio                             High total investment return
Utilities Portfolio                              Current income and long term growth of income
                                                 and capital
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity       Long-term capital appreciation                        Morgan Stanley
Portfolio                                                                                          Investment Management
                                                                                                            Inc.
Morgan Stanley UIF Equity Growth Portfolio       Long-term capital appreciation
Morgan Stanley UIF International Magnum          Long-term capital appreciation
Portfolio
Morgan Stanley UIF Mid Cap Value Portfolio       Above-average total return over a market cycle
                                                 of three to five years
Morgan Stanley UIF U.S. Real Estate Portfolio    Above-average current income and long-term
                                                 capital appreciation

                                  18 PROSPECTUS

PORTFOLIO:                                       EACH PORTFOLIO SEEKS:                            INVESTMENT ADVISER:
Morgan Stanley UIF Mid Cap Growth Portfolio      Long-term capital growth                             Morgan Stanley
                                                                                                     Investments, L.P.
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
Van Kampen LIT Comstock Portfolio                Capital growth and income                            Van Kampen Asset
                                                                                                      Management Inc.
Van Kampen LIT Emerging Growth Portfolio         Capital appreciation
AIM VARIABLE INSURANCE FUNDS* (SERIES I)
AIM V.I. Capital Appreciation Fund               Growth of capital                                 A I M Advisors, Inc.
AIM V.I. Growth Fund                             Growth of capital
AIM V.I. Premier Equity Fund                     Long-term growth of capital. Income is a
                                                 secondary objective.
ALLIANCE VARIABLE PRODUCTS SERIES FUND
Alliance Growth Portfolio                        Long-term growth of capital. Current income is       Alliance Capital
                                                 incidental to the Portfolio's objective              Management, L.P.
Alliance Growth and Income Portfolio             Reasonable current income and reasonable
                                                 opportunity for appreciation
Alliance Premier Growth Portfolio                Growth of capital by pursuing aggressive
                                                 investment policies
LSA VARIABLE SERIES TRUST
LSA Aggressive Growth Fund**                     Long-term capital growth                         LSA Asset Management LLC
PUTNAM VARIABLE TRUST (CLASS IB)
Putnam VT Growth and Income Fund                 Capital growth and current income                   Putnam Investment
                                                                                                      Management, LLC
Putnam VT International Growth Fund              Capital appreciation
Putnam VT Small Cap Value Fund                   Capital appreciation
Putnam VT Voyager Fund                           Capital appreciation

 *A portfolios' investment objective may be changed by the Funds' Board of Trustees without shareholder approval.

**Sub-advised by Van Kampen Asset Management Inc.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                  19 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 22, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

                                  20 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

    1) 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

    2) 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

EXCESSIVE TRADING LIMITS
For Contracts issued after May 2, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process

                                  21 PROSPECTUS
telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                  22 PROSPECTUS

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you qualify for and elect the Longevity Reward Rider. See "Longevity Reward Rider" on page 33 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

- 1.25% Base Contract

- 1.38% w/Enhanced Death Benefit Option

- 1.38% w/Performance Death Benefit Option

- 1.38% w/Performance Income Benefit Option

- 1.49% w/Performance Benefit Combination Option

- 1.49% w/Death Benefit Combination Option

- 1.55% w/Income Benefit Combination Option 2

- 1.75% w/Income and Death Benefit Combination Option 2

- 1.88% w/Income and Performance Death Benefit Option (Washington only)

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you qualify for and elect the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 8. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this FREE WITHDRAWAL AMOUNT are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to

                                  23 PROSPECTUS
purchase payments received before or after the Rider Date. See "Longevity Reward Rider" on pages 33 and 34 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant, unless the Settlement Value is used; and

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 9 and 10. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 26.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax

                                  24 PROSPECTUS
withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets-TM- Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date;

- no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Annivesary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a

                                  25 PROSPECTUS
change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed amount income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is

                                  26 PROSPECTUS
less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefit(s) under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits from the earlier option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT
In most states, the Performance Income Benefit cannot be added to new or existing Contracts after January 31, 2001. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30

                                  27 PROSPECTUS
days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 is available with Contracts issued on or after October 30, 2000 ("new Contracts"). The Income Benefit Combination Option 2 is also available with Contracts issued before October 30, 2000 ("existing Contracts") unless you elect or have elected an optional income or death benefit. The Income Benefit Combination Option 2 may not be available in all states.

If you select the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

- You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

- The Payout Start Date must occur during the 30-day period following a Contract Anniversary;

- You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

- The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

- For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

- For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below).

- On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a natural person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a natural person).

                                  28 PROSPECTUS

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income ayments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not istinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection withan employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning

                                  29 PROSPECTUS
any such limitations before selecting any option. Further, if you select another option, the benefit(s) under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits from the earlier option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 31. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION
We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("RIDER DATE") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

- For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

- (i) = the withdrawal amount

- (ii) = the Contract Value just before the withdrawal

- (iii) = the most recently calculated Enhanced Death Benefit

- We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("RIDER DATE") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the

                                  30 PROSPECTUS
written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 is available with contracts issued on or after October 30, 2000 ("new Contracts"). The Income and Death Benefit Combination Option 2 is also available with Contracts issued before October 30, 2000 unless you elect or have elected the Performance Income Benefit Option or the Performance Benefit Combination Option. The Income and Death Benefit Combination Option 2 may not be available in all states. We sometimes refer to this as the "Best of the Best Income and Death Benefit Combo".

If you select the Income and Death Benefit Combination Option 2, which combines the features of the Income Benefit Combination (described on page 28) with the features of the Death Benefit Combination (described on page 31) with the following modifications. The death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the first Contract Anniversary after the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85).

In calculating the death benefit payable provided by the Enhanced Death Benefit, for all ages, withdrawals will reduce the Enhanced Death Benefit by an amount equal to: (i) the Enhanced Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

The Income and Death Benefit Combination Option 2 is not available in the state of Washington. On or about July 1, 2002, in the state of Washington only, we will offer the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. The mortality and expense risk charge for the Income and Death Benefit Combination Option is an additional 0.43% which reflects an additional 0.30% for the Income Benefit Combination portion and 0.13% for the Performance Death Benefit portion.

If you select the Income and Performance Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive a written request to add the rider, cannot exceed age 75.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

- 40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

- 25% of the lesser of the In-Force Premium or Death Benefit Earnings.

                                 31 PROSPECTUS

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

    In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

    Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

    An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the new Contract owner is a natural person, the new Contract owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

- the life of the new Contract owner; or

- for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death.

Otherwise, the new Contract owner will receive the SETTLEMENT VALUE. The "Settlement Value" is the Contract Value, less any applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We reserve the right to extend or waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below. If the new Contract owner is your spouse, then he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge.

If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to the withdrawal. If the Enhanced Earnings Death Benefit Option has been elected, on the date the Contract is continued, the Rider Date for this Option is reset to the date the Contract is continued. For purposes of calculating future death benefits, your spouse's age on this new Rider Date will be used to determine applicable death benefit amounts.

If you qualify for and elect (before the date of death) the Longevity Reward Rider, on the date the Contract is continued, the Contract Value will equal the amount of the death benefit. See "Longevity Reward Rider" on page 33 for details.

If the new Contract owner is a corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We reserve the right to extend or waive the 180 day limit on a non-discriminatory basis.

                                 32 PROSPECTUS

DEATH OF ANNUITANT. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below. If the Contract owner is a natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant. The Contract Owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract owner is a non-natural person, the non-natural Contract owner may elect, within 180 days of the Annuitant's date of death, to receive the death benefit in a lump sum or may elect to receive the Settlement Value payable in a lump sum within 5 years of the Annuitant's date of death. If the non-natural Contract owner does not make one of the above described elections, the Settlement Value must be withdrawn by the non-natural Contract owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We reserve the right to extend or waive the 60 day limit on a non-discriminatory basis.

LONGEVITY REWARD RIDER
-------------------------------------------------------------------

This rider may not be appropriate for you if you expect to make a withdrawal within the first three years of the rider date.

ELGIBILITY
You may elect the Longevity Reward Rider (Long Term Retention Rider in some states) at any time during the Accumulation Phase if on the date of application for the Rider:

- the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

- the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE
If you elect the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Peformance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48 % if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2, 1.81% if you add the Income and Performance Death Benefit Option (available in Washington only). If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE
If you elect the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

                                 33 PROSPECTUS

CONTRACT CONTINUATION BY A SURVIVING SPOUSE
If the surviving spouse continues the Contract as described under Death Benefit Payments on page 32 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

- Transfer all or a portion of the excess among the Variable Sub-Accounts;

- Transfer all or a portion of the excess into the Standard Fixed Account; or

- Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE
If you elect the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("exisiting payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

                          NEW PURCHASE
                            PAYMENTS
  EXISTING PURCHASE    Number of Complete   Withdrawal Charge
      PAYMENTS           Years Since We    (as a Percentage of
 Number of Complete     Received the New     New or Existing
  Years Since Rider     Purchase Payment    Purchase Payments
        Date            Being Withdrawn        Withdrawn)
          0                    0                   3%
          1                    1                   2%
          2                    2                   1%
         3+                   3+                   0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT
If you elect the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

MORE INFORMATION
-------------------------------------------------------------------

NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized in under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We are no longer offering this Contract in most states. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

                                 34 PROSPECTUS

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Northbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view

                                 35 PROSPECTUS
of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc., Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

In states where we are still offering the Contracts, we may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.125% of the average net assets of the Fixed Account to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley and Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

                                 36 PROSPECTUS

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY
Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL
-------------------------------------------------------------------

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "ADEQUATELY DIVERSIFIED" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding

                                 37 PROSPECTUS
the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

1. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

2. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

3. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to

                                 38 PROSPECTUS
the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Northbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Northbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under
  Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans under Sections 401 and 403; and

                                 39 PROSPECTUS

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Section 457.

Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"QUALIFIED DISTRIBUTIONS" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the Contract Owner attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

Northbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

                                 40 PROSPECTUS

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Northbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "ELIGIBLE ROLLOVER DISTRIBUTIONS." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Northbrook is required to withhold federal income tax at a rate of 20% on all "ELIGIBLE ROLLOVER DISTRIBUTIONS" unless you elect to make a "DIRECT ROLLOVER" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Northbrook is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "ROLLED OVER" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "ROLLED OVER" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88,

                                 41 PROSPECTUS
and all earnings on salary reduction contributions, may be made only on or after the date the employee:

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

- incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "KEOGH") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures. Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account. We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                  42 PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highrst combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. The inception dates for the Variable Sub-Accounts are as follows:

The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Variable Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Variable Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Variable Sub-Accounts commenced operations on February 23, 1994. The Income Builder Variable Sub-Account commenced operation on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts commenced operation on March 16, 1998. The S&P 500 Index, Competitive Edge ("Best Ideas") and U.S. Real Estate Variable Sub-Accounts commenced operations on May 18, 1998. The Limited Duration and Aggressive Equity Variable Sub-Accounts commenced operations on May 3, 1999. The Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and Premier Equity Variable Sub-Accounts, the Alliance Growth, Growth and Income, and Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, International Growth and Voyager Variable Sub-Accounts commenced operations on January 31, 2000. The Information Sub-Account commenced operations on November 6, 2001.

No Accumulation Unit Values are shown for the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, or Putnam VT Small Cap Value Variable Sub-Accounts, which were first offered under the Conracts on May 1, 2002.

                                  43 PROSPECTUS

                            ACCUMULATION UNIT VALUES
                        AND NUMBER OF ACCUMULATION UNITS
                   OUTSTANDING FOR EACH SUB-ACCOUNT FOR EACH
                  OF THE LAST TEN FISCAL YEARS (BASE CONTRACT)

                                                   FOR THE PERIOD BEGINNING JANUARY 1* AND ENDING DECEMBER 31
                                                 --------------------------------------------------------------
                                                    1992         1993         1994         1995         1996
                                                 ----------   ----------   ----------   ----------   ----------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES (CLASS X SHARES)
Aggressive Equity
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Capital Growth
  Accumulation Unit Value, Beginning of
   Period.....................................      $12.697      $12.731      $11.682      $11.379      $14.923
  Accumulation Unit Value, End of Period......      $12.731      $11.682      $11.379      $14.923      $16.421
  Number of Units Outstanding, End of
   Period.....................................    2,655,336    3,556,779    3,411,788    3,917,752    4,277,823
Competitive Edge
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Dividend Growth
  Accumulation Unit Value, Beginning of
   Period.....................................      $13.911      $14.844      $16.746      $15.981      $21.505
  Accumulation Unit Value, End of Period......      $14.844      $16.746      $15.981      $21.505      $26.298
  Number of Units Outstanding, End of
   Period.....................................    7,123,073   21,941,369   28,980,558   33,515,201   38,902,776
Equity
  Accumulation Unit Value, Beginning of
   Period.....................................      $16.799      $16.599      $19.604      $18.392      $25.864
  Accumulation Unit Value, End of Period......      $16.599      $19.604      $18.392      $25.864      $28.669
  Number of Units Outstanding, End of
   Period.....................................    1,417,732    5,917,819    8,914,107   10,835,413   13,438,192
European Growth
  Accumulation Unit Value, Beginning of
   Period.....................................      $10.020      $10.280      $14.290      $15.278      $18.976
  Accumulation Unit Value, End of Period......      $10.280      $14.290      $15.278      $18.976      $24.335
  Number of Units Outstanding, End of
   Period.....................................      719,495    4,448,126    8,491,681    8,587,679   10,006,937
Global Dividend Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000        $9.12      $11.935
  Accumulation Unit Value, End of Period......       --           --           $9.912      $11.935      $13.845
  Number of Units Outstanding, End of
   Period.....................................       --           --       12,306,690   15,325,898   19,847,332
High Yield
  Accumulation Unit Value, Beginning of
   Period.....................................      $13.982      $16.336      $20.022      $19.264      $21.859
  Accumulation Unit Value, End of Period......      $16.336      $20.022      $19.264      $21.859      $24.148
  Number of Units Outstanding, End of
   Period.....................................      377,434    2,451,231    4,082,485    5,536,230    7,988,916
Income Builder
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Information
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --

                                  44 PROSPECTUS

                                                   FOR THE PERIOD BEGINNING JANUARY 1* AND ENDING DECEMBER 31
                                                 --------------------------------------------------------------
                                                    1992         1993         1994         1995         1996
                                                 ----------   ----------   ----------   ----------   ----------
Limited Duration
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Money Market
  Accumulation Unit Value, Beginning of
   Period.....................................      $10.549      $10.765      $10.913      $11.178      $11.653
  Accumulation Unit Value, End of Period......      $10.765      $10.913      $11.178      $11.653      $12.084
  Number of Units Outstanding, End of
   Period.....................................    3,481,984    7,643,579   19,047,342   17,483,665   21,476,904
Pacific Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000       $9.221       $9.619
  Accumulation Unit Value, End of Period......       --           --           $9.221       $9.619       $9.858
  Number of Units Outstanding, End of
   Period.....................................       --           --        7,080,863    8,865,898   11,810,540
Quality Income Plus
  Accumulation Unit Value, Beginning of
   Period.....................................      $12.163      $12.993      $14.487      $13.344      $16.373
  Accumulation Unit Value, End of Period......      $12.993      $14.487      $13.344      $16.373      $16.404
  Number of Units Outstanding, End of
   Period.....................................    6,701,534   26,314,453   25,348,646   26,735,500   24,233,104
S&P 500 Index
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Strategist
  Accumulation Unit Value, Beginning of
   Period.....................................      $13.266      $14.035      $15.286      $15.675      $16.919
  Accumulation Unit Value, End of Period......      $14.035      $15.286      $15.675      $16.919      $19.199
  Number of Units Outstanding, End of
   Period.....................................    3,385,842   11,837,077   18,218,900   17,717,645   17,132,441
Utilities
  Accumulation Unit Value, Beginning of
   Period.....................................      $12.454      $13.840      $15.798      $14.180      $17.999
  Accumulation Unit Value, End of Period......      $13.840      $15.798      $14.180      $17.999      $19.298
  Number of Units Outstanding, End of
   Period.....................................    6,626,508   25,354,331   22,552,568   22,626,178   19,259,329
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Morgan Stanley UIF Equity Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Morgan Stanley UIF International Magnum
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Morgan Stanley UIF Mid Cap Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Morgan Stanley UIF Mid Cap Value
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --

                                  45 PROSPECTUS

                                                   FOR THE PERIOD BEGINNING JANUARY 1* AND ENDING DECEMBER 31
                                                 --------------------------------------------------------------
                                                    1992         1993         1994         1995         1996
                                                 ----------   ----------   ----------   ----------   ----------
Morgan Stanley UIF U.S. Real Estate
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
Van Kampen LIT Comstock
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Van Kampen LIT Emerging Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. Capital Appreciation
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
AIM V.I. Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
AIM V.I. Premier Equity
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
ALLIANCE VARIABLE PRODUCTS SERIES (CLASS B
 SHARES)
Alliance Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Alliance Growth and Income
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --

                                  46 PROSPECTUS

                                                   FOR THE PERIOD BEGINNING JANUARY 1* AND ENDING DECEMBER 31
                                                 --------------------------------------------------------------
                                                    1992         1993         1994         1995         1996
                                                 ----------   ----------   ----------   ----------   ----------
Alliance Premier Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
LSA VARIABLE SERIES TRUST
LSA Aggressive Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
Putnam VT Growth and Income
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Putnam VT International Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Putnam VT Small Cap Value
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Putnam VT Voyager
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --

                                                   FOR THE PERIOD BEGINNING JANUARY 1* AND ENDING DECEMBER 31
                                                 --------------------------------------------------------------
                                                    1997         1998         1999         2000         2001
                                                 ----------   ----------   ----------   ----------   ----------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES (CLASS X SHARES)
Aggressive Equity
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000      $14.447       $8.324
  Accumulation Unit Value, End of Period......       --           --          $14.447       $8.324       $9.905
  Number of Units Outstanding, End of
   Period.....................................       --           --          924,675      330,757    2,037,605
Capital Growth
  Accumulation Unit Value, Beginning of
   Period.....................................      $16.421      $20.177      $23.806      $31.319      $31.297
  Accumulation Unit Value, End of Period......      $20.177      $23.806      $31.319      $31.297      $22.751
  Number of Units Outstanding, End of
   Period.....................................    4,469,790    3,662,958    3,251,167    3,021,082    2,203,970
Competitive Edge
  Accumulation Unit Value, Beginning of
   Period.....................................       --          $10.000       $9.728      $12.177       $9.926
  Accumulation Unit Value, End of Period......       --           $9.728      $12.177       $9.926       $7.501
  Number of Units Outstanding, End of
   Period.....................................       --        1,432,745    1,766,647    2,405,879    1,726,377
Dividend Growth
  Accumulation Unit Value, Beginning of
   Period.....................................      $26.298      $32.590      $36.725      $35.384      $36.762
  Accumulation Unit Value, End of Period......      $32.590      $36.725      $35.384      $36.762      $34.380
  Number of Units Outstanding, End of
   Period.....................................   39,673,542   36,334,173   31,771,950   22,447,720   18,402,631

                                  47 PROSPECTUS

                                                   FOR THE PERIOD BEGINNING JANUARY 1* AND ENDING DECEMBER 31
                                                 --------------------------------------------------------------
                                                    1997         1998         1999         2000         2001
                                                 ----------   ----------   ----------   ----------   ----------
Equity
  Accumulation Unit Value, Beginning of
   Period.....................................      $28.669      $38.873      $50.025      $78.284      $67.698
  Accumulation Unit Value, End of Period......      $38.873      $50.025      $78.284      $67.698      $48.840
  Number of Units Outstanding, End of
   Period.....................................   13,511,972   12,608,741   13,033,466   12,262,797    9,213,699
European Growth
  Accumulation Unit Value, Beginning of
   Period.....................................      $24.335      $27.870      $34,083      $43.419      $40.733
  Accumulation Unit Value, End of Period......      $27.870      $34.083      $43.419      $40.733      $33.048
  Number of Units Outstanding, End of
   Period.....................................    9,765,284    8,967,887    7,442,535    6,307,478    4,613,136
Global Dividend Growth
  Accumulation Unit Value, Beginning of
   Period.....................................      $13.845      $15.304      $16.991      $19.219      $18.489
  Accumulation Unit Value, End of Period......      $15.304      $16.991      $19.219      $18.489      $17.100
  Number of Units Outstanding, End of
   Period.....................................   21,662,482   17,634,472   15,377,323   11,064,552    8,650,672
High Yield
  Accumulation Unit Value, Beginning of
   Period.....................................      $24.148      $26.652      $24.658      $24.009      $16.055
  Accumulation Unit Value, End of Period......      $26.652      $24.658      $24.009      $16.055      $10.493
  Number of Units Outstanding, End of
   Period.....................................    8,797,892    8,199,142    6,186,696    4,112,148    2,971,097
Income Builder
  Accumulation Unit Value, Beginning of
   Period.....................................      $10.000      $12.084      $12.297      $12.997      $12.846
  Accumulation Unit Value, End of Period......      $12.084      $12.297      $12.997      $12.846      $12.964
  Number of Units Outstanding, End of
   Period.....................................    2,364,583    2,979,980    2,557,977    1,868,522    1,759,604
Information
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --          $10.000       $9.292
  Accumulation Unit Value, End of Period......       --           --           --           $9.292       $5.236
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           63,540      289,805
Limited Duration
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000      $10.065      $10.511
  Accumulation Unit Value, End of Period......       --           --          $10.065      $10.511      $11.067
  Number of Units Outstanding, End of
   Period.....................................       --           --          127,159      247,190      998,378
Money Market
  Accumulation Unit Value, Beginning of
   Period.....................................      $12.084      $12.546      $12.979       $13.46      $14.083
  Accumulation Unit Value, End of Period......      $12.546      $12.979       $13.46      $14.083      $14.436
  Number of Units Outstanding, End of
   Period.....................................   18,625,330   21,159,031   17,541,394   13,100,511   14,122,157
Pacific Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       $9.858       $6.059       $5.356       $8.780       $5.762
  Accumulation Unit Value, End of Period......       $6.059       $5.356       $8.780       $5.762       $4.126
  Number of Units Outstanding, End of
   Period.....................................    8,191,656    6,325,967    7,412,158    5,717,245    3,936,434
Quality Income Plus
  Accumulation Unit Value, Beginning of
   Period.....................................      $16.404      $17.983      $19.265      $18.200      $19.949
  Accumulation Unit Value, End of Period......      $17.983      $19.265      $18.200      $19.949      $21.563
  Number of Units Outstanding, End of
   Period.....................................   20,839,536   20,312,197   16,872,144   12,923,991   11,955,743
S&P 500 Index
  Accumulation Unit Value, Beginning of
   Period.....................................       --          $10.000      $11.126      $13.198      $11.800
  Accumulation Unit Value, End of Period......       --          $11.126      $13.198      $11.800      $10.217
  Number of Units Outstanding, End of
   Period.....................................       --        1,722,709    4,729,418    5,685,459    4,881,154
Strategist
  Accumulation Unit Value, Beginning of
   Period.....................................      $19.199      $21.540      $26.875      $31.136      $31.226
  Accumulation Unit Value, End of Period......      $21.540      $26.875      $31.136      $31.226      $27.669
  Number of Units Outstanding, End of
   Period.....................................   16,153,105   14,574,012   13,273,409   11,520,579    8,955,954

                                  48 PROSPECTUS

                                                   FOR THE PERIOD BEGINNING JANUARY 1* AND ENDING DECEMBER 31
                                                 --------------------------------------------------------------
                                                    1997         1998         1999         2000         2001
                                                 ----------   ----------   ----------   ----------   ----------
Utilities
  Accumulation Unit Value, Beginning of
   Period.....................................      $19.298      $24.208      $29.461      $32.870      $33.417
  Accumulation Unit Value, End of Period......      $24.208      $29.461      $32.870      $33.417      $24.478
  Number of Units Outstanding, End of
   Period.....................................   15,172,387   13,541,542   11,688,649    9,889,545    7,554,143
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity
  Accumulation Unit Value, Beginning of
   Period.....................................       --          $10.000       $7.102      $13.643       $8.224
  Accumulation Unit Value, End of Period......       --           $7.102      $13.643       $8.224       $7.586
  Number of Units Outstanding, End of
   Period.....................................       --           82,002      609,573      496,918      391,194
Morgan Stanley UIF Equity Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --          $10.000      $10.104      $13.901      $12.105
  Accumulation Unit Value, End of Period......       --          $10.104      $13.901      $12.105      $10.137
  Number of Units Outstanding, End of
   Period.....................................       --          822,038    1,653,843    2,584,832    1,754,951
Morgan Stanley UIF International Magnum
  Accumulation Unit Value, Beginning of
   Period.....................................       --          $10.000       $9.790      $12.092      $10.448
  Accumulation Unit Value, End of Period......       --           $9.790      $12.092      $10.448       $8.319
  Number of Units Outstanding, End of
   Period.....................................       --          136,628      281,569      521,562      463,678
Morgan Stanley UIF Mid Cap Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Morgan Stanley UIF Mid Cap Value
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --          $10.000      $10.243
  Accumulation Unit Value, End of Period......       --           --           --          $10.243       $9.786
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          130,014      842,184
Morgan Stanley UIF U.S. Real Estate
  Accumulation Unit Value, Beginning of
   Period.....................................       --          $10.000       $9.062       $8.808      $11.235
  Accumulation Unit Value, End of Period......       --           $9.062       $8.808      $11.235      $12.174
  Number of Units Outstanding, End of
   Period.....................................       --           79,729      230,000      509,161      494,048
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
Van Kampen LIT Comstock
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Van Kampen LIT Emerging Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --          $10.000      $11.997      $24.191      $21.445
  Accumulation Unit Value, End of Period......       --          $11.997      $24.191      $21.445      $14.493
  Number of Units Outstanding, End of
   Period.....................................       --          254,704    1,761,875    3,397,290    2,278,513
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. Capital Appreciation
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000      $14.447       $8.324
  Accumulation Unit Value, End of Period......       --           --          $14.447       $8.324       $6.300
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          330,757      336,633
AIM V.I. Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000      $14.447       $7.343
  Accumulation Unit Value, End of Period......       --           --          $14.447       $7.343       $4.789
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          199,117      189,526

                                  49 PROSPECTUS

                                                   FOR THE PERIOD BEGINNING JANUARY 1* AND ENDING DECEMBER 31
                                                 --------------------------------------------------------------
                                                    1997         1998         1999         2000         2001
                                                 ----------   ----------   ----------   ----------   ----------
AIM V.I. Premier Equity
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000      $14.447       $8.001
  Accumulation Unit Value, End of Period......       --           --          $14.447       $8.001       $6.901
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          658,113      997,796
ALLIANCE VARIABLE PRODUCTS SERIES (CLASS B
 SHARES)
Alliance Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000      $14.447       $8.145
  Accumulation Unit Value, End of Period......       --           --          $14.447       $8.145       $6.135
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          256,762      375,013
Alliance Growth and Income
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000      $14.447      $10.764
  Accumulation Unit Value, End of Period......       --           --          $14.447      $10.764      $10.635
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          710,787    2,686,180
Alliance Premier Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --          $10.000      $14.447       $7.861
  Accumulation Unit Value, End of Period......       --           --          $14.447       $7.861       $6.406
  Number of Units Outstanding, End of
   Period.....................................       --           --           --        1,090,403    1,004,407
LSA VARIABLE SERIES TRUST
LSA Aggressive Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
Putnam VT Growth and Income
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --          $32.870      $10.800
  Accumulation Unit Value, End of Period......       --           --           --          $10.800       $9.973
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          294,258      357,566
Putnam VT International Growth
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --          $32.870       $9.083
  Accumulation Unit Value, End of Period......       --           --           --           $9.083       $7.114
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          577,155      662,362
Putnam VT Small Cap Value
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --           --           --
  Accumulation Unit Value, End of Period......       --           --           --           --           --
  Number of Units Outstanding, End of
   Period.....................................       --           --           --           --           --
Putnam VT Voyager
  Accumulation Unit Value, Beginning of
   Period.....................................       --           --           --          $32.870       $8.125
  Accumulation Unit Value, End of Period......       --           --           --           $8.125       $6.219
  Number of Units Outstanding, End of
   Period.....................................       --           --           --          594,706      647,820

* The inception dates for the Variable Sub-Accounts are shown above this table on page 43. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

                                  50 PROSPECTUS

                     ACCUMULATION UNIT VALUES AND NUMBER OF
                    ACCUMULATION UNITS OUTSTANDING FOR EACH
                   SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST
               OFFERED (WITH THE ENHANCED EARNINGS DEATH BENEFIT
           OPTION AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                              FOR THE PERIOD BEGINNING
                                                                JANUARY 1* AND ENDING
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2000          2001
                                                              ----------   ------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X SHARES)
Aggressive Equity
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.129
  Accumulation Unit Value, End of Period....................    $10.129         $7.098
  Number of Units Outstanding, End of Period................          0          1,652
Capital Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.319
  Accumulation Unit Value, End of Period....................    $10.319         $7.448
  Number of Units Outstanding, End of Period................          0         16,923
Competitive Edge
  Aumulation Unit Value, Beginning of Period................    $10.000         $9.869
  Accumulation Unit Value, End of Period....................     $9.869         $7.411
  Number of Units Outstanding, End of Period................          0          5,126
Dividend Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.495
  Accumulation Unit Value, End of Period....................    $10.495         $9.745
  Number of Units Outstanding, End of Period................      3,475         41,334
Equity
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.128
  Accumulation Unit Value, End of Period....................    $10.128         $7.255
  Number of Units Outstanding, End of Period................          0         69,035
European Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.401
  Accumulation Unit Value, End of Period....................    $10.401         $8.378
  Number of Units Outstanding, End of Period................          0         25,476
Global Dividend Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.319
  Accumulation Unit Value, End of Period....................    $10.319         $9.476
  Number of Units Outstanding, End of Period................          0         18,699
High Yield
  Accumulation Unit Value, Beginning of Period..............    $10.000        $$9.542
  Accumulation Unit Value, End of Period....................     $9.542         $6.192
  Number of Units Outstanding, End of Period................         98            204
Income Builder
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.277
  Accumulation Unit Value, End of Period....................    $10.277        $10.483
  Number of Units Outstanding, End of Period................          0              0
Information
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.593
  Accumulation Unit Value, End of Period....................     $9.593         $5.367
  Number of Units Outstanding, End of Period................          0          1,581

                                  51 PROSPECTUS

                                                              FOR THE PERIOD BEGINNING
                                                                JANUARY 1* AND ENDING
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2000          2001
                                                              ----------   ------------
Limited Duration
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.007
  Accumulation Unit Value, End of Period....................    $10.007        $10.461
  Number of Units Outstanding, End of Period................          0          9,043
Money Market
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.017
  Accumulation Unit Value, End of Period....................    $10.017        $10.194
  Number of Units Outstanding, End of Period................          0              0
Pacific Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.499
  Accumulation Unit Value, End of Period....................     $9.499         $6.753
  Number of Units Outstanding, End of Period................          0          5,263
Quality Income Plus
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.017
  Accumulation Unit Value, End of Period....................    $10.017        $10.751
  Number of Units Outstanding, End of Period................      2,755         13,344
S&P 500 Index
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.978
  Accumulation Unit Value, End of Period....................     $9.978         $8.578
  Number of Units Outstanding, End of Period................          0          4,348
Strategist
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.071
  Accumulation Unit Value, End of Period....................    $10.071         $8.861
  Number of Units Outstanding, End of Period................      3,347          5,682
Utilities
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.139
  Accumulation Unit Value, End of Period....................    $10.139         $7.374
  Number of Units Outstanding, End of Period................      6,315          3,081
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.538
  Accumulation Unit Value, End of Period....................     $9.538         $8.736
  Number of Units Outstanding, End of Period................          0          7,015
Morgan Stanley UIF Equity Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.829
  Accumulation Unit Value, End of Period....................     $9.829         $8.172
  Number of Units Outstanding, End of Period................          0          6,041
Morgan Stanley UIF International Magnum
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.198
  Accumulation Unit Value, End of Period....................    $10.198         $8.062
  Number of Units Outstanding, End of Period................          0          4,891
Morgan Stanley UIF Mid Cap Growth
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --            --
  Number of Units Outstanding, End of Period................     --            --

                                  52 PROSPECTUS

                                                              FOR THE PERIOD BEGINNING
                                                                JANUARY 1* AND ENDING
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2000          2001
                                                              ----------   ------------
Morgan Stanley UIF Mid Cap Value
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.319
  Accumulation Unit Value, End of Period....................    $10.319         $9.790
  Number of Units Outstanding, End of Period................          0          7,459
Morgan Stanley UIF U.S. Real Estate
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.025
  Accumulation Unit Value, End of Period....................    $10.025        $10.786
  Number of Units Outstanding, End of Period................          0          4,991
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
Van Kampen LIT Comstock
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --            --
  Number of Units Outstanding, End of Period................     --            --
Van Kampen LIT Emerging Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.838
  Accumulation Unit Value, End of Period....................     $9.838         $6.601
  Number of Units Outstanding, End of Period................          0         17,319
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. Capital Appreciation
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.895
  Accumulation Unit Value, End of Period....................     $9.895         $7.436
  Number of Units Outstanding, End of Period................          0         13,961
AIM V.I. Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.911
  Accumulation Unit Value, End of Period....................     $9.911         $6.418
  Number of Units Outstanding, End of Period................          0          4,135
AIM V.I. Premier Equity
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.158
  Accumulation Unit Value, End of Period....................    $10.158         $8.700
  Number of Units Outstanding, End of Period................          0          3,960
ALLIANCE VARIABLE PRODUCTS SERIES (CLASS B SHARES)
Alliance Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.927
  Accumulation Unit Value, End of Period....................     $9.927         $7.424
  Number of Units Outstanding, End of Period................          0          4,367
Alliance Growth and Income
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.359
  Accumulation Unit Value, End of Period....................    $10.359        $10.162
  Number of Units Outstanding, End of Period................          0          5,013

                                  53 PROSPECTUS

                                                              FOR THE PERIOD BEGINNING
                                                                JANUARY 1* AND ENDING
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2000          2001
                                                              ----------   ------------
Alliance Premier Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.807
  Accumulation Unit Value, End of Period....................     $9.807         $7.935
  Number of Units Outstanding, End of Period................          0          5,423
LSA VARIABLE SERIES TRUST
LSA Aggressive Growth
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --            --
  Number of Units Outstanding, End of Period................     --            --
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
Putnam VT Growth and Income
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.225
  Accumulation Unit Value, End of Period....................    $10.225         $9.375
  Number of Units Outstanding, End of Period................          0          3,587
Putnam VT International Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.316
  Accumulation Unit Value, End of Period....................    $10.316         $8.022
  Number of Units Outstanding, End of Period................          0          4,133
Putnam VT Small Cap Value
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --            --
  Number of Units Outstanding, End of Period................     --            --
Putnam VT Voyager
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.817
  Accumulation Unit Value, End of Period....................     $9.817         $7.522
  Number of Units Outstanding, End of Period................          0          4,086

* Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page 43. The
  Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

                                  54 PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
-------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial puchase payment of $100,000. After four years, the Owner dies. On the date Northbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

    Excess-of-Earnings Withdrawals = $0

    In-Force Premium = $100,000 ($100,000 + $0 - $0)

    Death Benefit Earnings = $25,000 ($125,000 - $100,000)

    Enhanced Earnings Death Benefit = 40% X $25,000 = $10,000.

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the ithdrawal. The Contract Value on the date Northbrook receives Due Proof of Death will be assumed to be $114,000.

    Excess of Earnings Withdrawals = $5,000 ($10,000 - $5,000)

    In-Force Premium = $95,000 ($100,000 + $0 - $5,000)

    Death Benefit Earnings = $19,000 ($114,000 - $95,000)

    Enhanced Earnings Death Benefit = 40% X $19,000 = $7,600.

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

    Excess of Earnings Withdrawals = $30,000 ($50,000 - $20,000)

    In-Force Premium = $120,000 ($110,000 + $40,000 - $30,000)

    Death Benefit Earnings = $20,000 ($140,000 - $120,000)

    Enhanced Earnings Death Benefit = 25% of $20,000 = $5,000.

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                                  55 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------


-----------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
INVESTMENTS
-----------------------------------------------------
THE CONTRACT
-----------------------------------------------------
   Purchases
-----------------------------------------------------
   Tax-free Exchanges (1035 Exchanges,
   Rollovers and Transfers)
-----------------------------------------------------
PERFORMANCE INFORMATION
-----------------------------------------------------
   Calculation of Accumulation Unit Values
-----------------------------------------------------
   Calculation of Variable Income Payments
-----------------------------------------------------

-----------------------------------------------------


GENERAL MATTERS
-----------------------------------------------------
   Incontestability
-----------------------------------------------------
   Settlements
-----------------------------------------------------
   Safekeeping of the Variable Account's
   Assets
-----------------------------------------------------
   Premium Taxes
-----------------------------------------------------
   Tax Reserves
-----------------------------------------------------
EXPERTS
-----------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES
-----------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                                  56 PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY II ASSETMANAGER

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60001
TELEPHONE NUMBER: 1-800-654-2397                    PROSPECTUS DATED MAY 1, 2002

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") is offering the Morgan Stanley Variable Annuity II AssetManager, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. New Contracts may not be purchased in all states. Please check with your Morgan Stanley Financial Advisor for current availability. If you have already purchased the Contract you may continue to add to it.

The Contract offers 38 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options "FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT SERIES       AIM VARIABLE INSURANCE FUNDS (SERIES I)
  (CLASS X SHARES)                              ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.           (CLASS B SHARES)
VAN KAMPEN LIFE INVESTMENT TRUST                LSA VARIABLE SERIES TRUST
                                                PUTNAM VARIABLE TRUST (CLASS IB SHARES)

WE (Northbrook) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 49 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.
IMPORTANT NOTICES

                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                  1 PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract at a Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 12
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          13
----------------------------------------------------------------------------
   Purchases                                                             14
----------------------------------------------------------------------------
   Contract Value                                                        15
----------------------------------------------------------------------------
   Investment Alternatives                                               16
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          16
----------------------------------------------------------------------------
      The Fixed Account Options                                          18
----------------------------------------------------------------------------
      Transfers                                                          18
----------------------------------------------------------------------------
   Expenses                                                              20
----------------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------

   Access To Your Money                                                  22
----------------------------------------------------------------------------
   Income Payments                                                       23
----------------------------------------------------------------------------
   Death Benefits                                                        25
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     29
----------------------------------------------------------------------------
      Northbrook                                                         29
----------------------------------------------------------------------------
      The Variable Account                                               29
----------------------------------------------------------------------------
      The Portfolios                                                     29
----------------------------------------------------------------------------
      The Contract                                                       30
----------------------------------------------------------------------------
      Qualified Plans                                                    30
----------------------------------------------------------------------------
      Legal Matters                                                      30
----------------------------------------------------------------------------
   Taxes                                                                 31
----------------------------------------------------------------------------
   Performance Information                                               36
----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                   37
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                    49
----------------------------------------------------------------------------

                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                        PAGE
----------------------------------------------------------------------------
   Accumulation Phase                                                    6
----------------------------------------------------------------------------
   Accumulation Unit                                                    12
----------------------------------------------------------------------------
   Accumulation Unit Value                                              12
----------------------------------------------------------------------------
   Annuitant                                                            13
----------------------------------------------------------------------------
   Automatic Additions Program                                          14
----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                              19
----------------------------------------------------------------------------
   Beneficiary                                                          13
----------------------------------------------------------------------------
   Cancellation Period                                                   4
----------------------------------------------------------------------------
   *Contract                                                            13
----------------------------------------------------------------------------
   Contract Anniversary                                                  5
----------------------------------------------------------------------------
   Contract Owner ("You")                                               13
----------------------------------------------------------------------------
   Contract Value                                                       15
----------------------------------------------------------------------------
   Contract Year                                                         4
----------------------------------------------------------------------------
   Death Benefit Anniversary                                            25
----------------------------------------------------------------------------
   Death Benefit Combination Option                                     26
----------------------------------------------------------------------------
   Dollar Cost Averaging Fixed Account Options                          18
----------------------------------------------------------------------------
   Dollar Cost Averaging Program                                        19
----------------------------------------------------------------------------
   Due Proof of Death                                                   25
----------------------------------------------------------------------------
   Enhanced Death Benefit Option                                        26
----------------------------------------------------------------------------
   Fixed Account Options                                                18
----------------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------

   Free Withdrawal Amount                                               21
----------------------------------------------------------------------------
   Funds                                                                16
----------------------------------------------------------------------------
   Income Plan                                                          23
----------------------------------------------------------------------------
   Investment Alternatives                                              16
----------------------------------------------------------------------------
   Issue Date                                                            6
----------------------------------------------------------------------------
   Northbrook ("We")                                                    29
----------------------------------------------------------------------------
   Payout Phase                                                          6
----------------------------------------------------------------------------
   Payout Start Date                                                     6
----------------------------------------------------------------------------
   Performance Benefit Combination Option                               27
----------------------------------------------------------------------------
   Performance Death Benefit Option                                     26
----------------------------------------------------------------------------
   Performance Income Benefit Option                                    24
----------------------------------------------------------------------------
   Portfolios                                                           16
----------------------------------------------------------------------------
   Qualified Contracts                                                  30
----------------------------------------------------------------------------
   Right to Cancel                                                      14
----------------------------------------------------------------------------
   SEC                                                                   1
----------------------------------------------------------------------------
   Settlement Value                                                     21
----------------------------------------------------------------------------
   Systematic Withdrawal Program                                        22
----------------------------------------------------------------------------
   Valuation Date                                                       14
----------------------------------------------------------------------------
   Variable Account                                                     29
----------------------------------------------------------------------------
   Variable Sub-Account                                                 16
----------------------------------------------------------------------------

*In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with an initial purchase payment of $10,000 or more. You can add to your Contract as often
                                            and as much as you like, but each payment must be at least
                                            $100. You must maintain a minimum account size of $500.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent applicable law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of
                                            mortality and expense risk charges and administrative
                                            expense charges.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.59% of
                                               average daily net assets (1.72% if you select the
                                               ENHANCED DEATH BENEFIT OPTION, the PERFORMANCE DEATH
                                               BENEFIT OPTION, or the PERFORMANCE INCOME BENEFIT OPTION,
                                               and 1.83% if you select the PERFORMANCE BENEFIT
                                               COMBINATION OPTION, or the DEATH BENEFIT COMBINATION
                                               OPTION)
                                            -  Annual contract maintenance charge of $35 (waived in
                                               certain cases)
                                            -  Withdrawal charges not to exceed 1% of purchase
                                               payment(s) withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived.)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 38 investment alternatives including:
                                            -  2 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:

                                                   -  A I M Advisors, Inc.

                                                   -  Alliance Capital Management, L.P.

                                                   -  LSA Asset Management LLC

                                                   -  Morgan Stanley Investment Advisors, Inc.

                                                   -  Morgan Stanley Investments, L.P.

                                                   -  Morgan Stanley Investment Management, Inc.

                                                   -  Putnam Investment Management, Inc.

                                                   -  Van Kampen Asset Management Inc.
                                            To find out current rates being paid on the Fixed Account
                                            Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

                                  4 PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  joint and survivor life income with guaranteed payments
                                            -  guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer 3 Death Benefit Options.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "CONTRACT YEAR," which we measure from the date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY")
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

                                  5 PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 38 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

         ISSUE           ACCUMULATION PHASE          PAYOUT         PAYOUT
          DATE                                       START          PHASE
                                                      DATE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                                  6 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn   0   1
-------------------------------------------------------------------------------
Applicable Charge                                                        1%  0%
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                       $35.00**
-------------------------------------------------------------------------------
Transfer Fee                                                             $10***
-------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)
Basic Contract

Mortality and Expense Risk Charge                             1.49%
-------------------------------------------------------------------
Administrative Expense Charge                                 0.10%
-------------------------------------------------------------------
Total Variable Account Annual Expense                         1.59%
-------------------------------------------------------------------

With the Enhanced Death Benefit, Performance Income Benefit or Performance Death Benefit Option

Mortality and Expense Risk Charge                             1.62%
-------------------------------------------------------------------
Administrative Expense Charge                                 0.10%
-------------------------------------------------------------------
Total Variable Account Annual Expense                         1.72%
-------------------------------------------------------------------

With the Performance Benefit Combination or the Death Benefit Combination Option

Mortality and Expense Risk Charge                             1.73%
-------------------------------------------------------------------
Administrative Expense Charge                                 0.10%
-------------------------------------------------------------------
Total Variable Account Annual Expense                         1.83%
-------------------------------------------------------------------

                                  7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (after voluntary reductions and reimbursements for certain Portfolios) (as a percentage of Portfolio average daily net assets)(1)

                                                                                Rule
                                                             Management         12b-1          Other           Total Portfolio
Portfolio                                                       Fees            Fees          Expenses         Annual Expenses
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity Portfolio                                    0.75%            N/A            0.09%                 0.84%
-------------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                       0.65%            N/A            0.05%                 0.70%
-------------------------------------------------------------------------------------------------------------------------------
Competitive Edge Portfolio                                     0.65%            N/A            0.10%                 0.75%
-------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                      0.54%            N/A            0.01%                 0.55%
-------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                               0.49%            N/A            0.02%                 0.51%
-------------------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                      0.95%            N/A            0.07%                 1.02%
-------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                               0.75%            N/A            0.05%                 0.80%
-------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                           0.50%            N/A            0.09%                 0.59%
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                       0.75%            N/A            0.06%                 0.81%
-------------------------------------------------------------------------------------------------------------------------------
Information Portfolio (2)                                      0.75%            N/A            0.87%                 1.62%
-------------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio (3)                                 0.45%            N/A            0.20%                 0.65%
-------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                         0.50%            N/A            0.01%                 0.51%
-------------------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                       0.95%            N/A            0.78%                 1.73%
-------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                                  0.50%            N/A            0.03%                 0.53%
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                        0.40%            N/A            0.06%                 0.46%
-------------------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                           0.50%            N/A            0.02%                 0.52%
-------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                            0.65%            N/A            0.02%                 0.67%
-------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (4)
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity Portfolio           1.25%            N/A            0.87%                 2.12%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio                     0.55%            N/A            0.36%                 0.91%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum Portfolio              0.80%            N/A            0.54%                 1.34%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth Portfolio                    0.75%            N/A            0.64%                 1.39%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio                     0.75%            N/A            0.35%                 1.10%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio                  0.80%            N/A            0.35%                 1.15%
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio                              0.60%            N/A            0.21%                 0.81%
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio                       0.70%            N/A            0.06%                 0.76%
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             0.61%            N/A            0.24%                 0.85%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                           0.62%            N/A            0.26%                 0.88%
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (5)                               0.60%            N/A            0.25%                 0.85%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B
  SHARES)
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                      0.75%            0.25%          0.11%                 1.11%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                           0.63%            0.25%          0.04%                 0.92%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                              1.00%            0.25%          0.04%                 1.29%
-------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth Fund (6)                                 0.95%            N/A            0.30%                 1.25%
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES) (7)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                               0.46%            0.25%          0.05%                 0.76%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                            0.76%            0.25%          0.18%                 1.19%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                 0.80%            0.25%          0.14%                 1.19%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                         0.53%            0.25%          0.04%                 0.82%
-------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

                                  8 PROSPECTUS

(2) The investment manager had agreed to assume all operating expenses and to waive the compensation provided for in its Investment Management Agreement until such time as the Portfolio had $50 million of net assets or December 31, 2001, whichever occurred first. With these assumptions and expense waivers in effect, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.00%, N/A, 0.00% and 0.00%, respectively. The Investment Manager will not continue these expense waivers in 2002. Therefore, expenses in the above Table are estimated for 2002.

(3) Effective May 1, 2002, the Short-Term Bond Portfolio changed its name to the Limited Duration Portfolio. For the period June 1, 2001 through December 31, 2001, the Investment Manager had agreed to waive its fee and reimburse operating expenses to the extent they exceeded 0.50% of daily net assets. With these expense waivers and reimbursements in effect, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.41%, N/A, 0.20% and 0.61%, respectively. "Other Expenses" do not include the effect of an expense offset of 0.06%. The Investment Manager will not continue these expense waivers in 2002. Therefore, expenses in the above Table are estimated for 2002.

(4) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed the following percentages:
    Emerging Markets Equity Portfolio 1.75%; Equity Growth Portfolio 0.85%; International Magnum Portfolio 1.15%; Mid Cap Growth Portfolio 1.05%; Mid Cap Value Portfolio 1.05%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:

                                                                                                        Total
                                                                           Rule                       Portfolio
                                                          Management       12b-1        Other          Annual
Portfolio                                                    Fees          Fees        Expenses       Expenses
---------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity Portfolio        0.98%           N/A         0.87%           1.85%
---------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio                  0.49%           N/A         0.36%           0.85%
---------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum Portfolio           0.62%           N/A         0.54%           1.16%
---------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth Portfolio                 0.41%           N/A         0.64%           1.05%
---------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio                  0.70%           N/A         0.35%           1.05%
---------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio               0.75%           N/A         0.35%           1.10%
---------------------------------------------------------------------------------------------------------------

    Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio and International Magnum Portfolio are 0.10% and 0.01% of such investment related expenses, respectively.

(5) Effective May 1, 2002, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund.

(6) Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 7.65% and 8.60%. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(7) "Rule 12b-1 Fees" are restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 Fees payable under the Funds' distribution plan.

                                  9 PROSPECTUS

EXPENSE EXAMPLE

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, continued your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- elected the Performance Benefit Combination Option or the Death Benefit Combination Option.

The examples are based on the expenses shown in the Portfolio Annual Expenses table, which reflects certain waiver and reimbursement arrangements as explained in the footnotes to the table. The examples assume those arrangements remain in effect for the periods presented.

                                                              1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity                                              $28               $ 86               $147                $310
------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $27               $ 82               $140                $296
------------------------------------------------------------------------------------------------------------------------------
Competitive Edge                                               $27               $ 83               $142                $301
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $25               $ 77               $132                $281
------------------------------------------------------------------------------------------------------------------------------
Equity                                                         $25               $ 76               $130                $277
------------------------------------------------------------------------------------------------------------------------------
European Growth                                                $30               $ 92               $156                $328
------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $28               $ 85               $145                $306
------------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $26               $ 79               $134                $285
------------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $28               $ 85               $145                $307
------------------------------------------------------------------------------------------------------------------------------
Information                                                    $36               $110               $186                $384
------------------------------------------------------------------------------------------------------------------------------
Limited Duration                                               $26               $ 80               $137                $291
------------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $25               $ 76               $130                $277
------------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $37               $113               $191                $394
------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $25               $ 77               $131                $279
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  $24               $ 75               $127                $272
------------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $25               $ 76               $131                $278
------------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $26               $ 81               $138                $293
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity                     $41               $125               $210                $429
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $29               $ 88               $150                $317
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                        $33               $101               $172                $358
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth                              $34               $103               $174                $363
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $31               $ 94               $160                $335
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                            $31               $ 96               $162                $340
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                                        $28               $ 85               $145                $307
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                                 $27               $ 84               $143                $302
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
------------------------------------------------------------------------------------------------------------------------------
AIM V. I. Capital Appreciation                                 $28               $ 87               $147                $311
------------------------------------------------------------------------------------------------------------------------------
AIM V. I. Growth                                               $29               $ 87               $149                $314
------------------------------------------------------------------------------------------------------------------------------
AIM V. I. Premier Equity                                       $28               $ 87               $147                $311
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                $31               $ 94               $160                $336
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                                     $29               $ 89               $151                $318
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                                        $33               $100               $169                $354
------------------------------------------------------------------------------------------------------------------------------


                                  10 PROSPECTUS

                                                              1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                                          $32               $ 99               $167                $350
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                    $27               $ 84               $143                $302
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                                 $32               $ 97               $164                $344
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value                                      $32               $ 97               $164                $344
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                              $28               $ 86               $146                $308
------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT AN EXAMPLE AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLE ASSUMES THE ELECTION OF THE PERFORMANCE BENEFIT COMBINATION OPTION, OR THE DEATH BENEFIT COMBINATION OPTION, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.73%. IF THOSE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $53,512.

                                  11 PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Northbrook also appear in the Statement of Additional Information.

                                  12 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II AssetManager is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Owner, while the Annuitant is alive,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract owner is a Grantor Trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 30.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
The Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract owner. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a Change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

                                  13 PROSPECTUS

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $10,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application. The Contract may not be available for sale in all states.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets-TM- Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may

                                  14 PROSPECTUS
require. If you exercise this Right to Cancel, the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent applicable law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and a third set of Accumulation Unit Values that reflect the cost of the Performance Benefit Combination Option and Death Benefit Combination Option.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO:                                EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISER:
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
Aggressive Equity Portfolio               Capital growth                            MORGAN STANLEY INVESTMENT ADVISORS, INC.
Capital Growth Portfolio                  Long-term capital growth
Competitive Edge "Best Ideas" Portfolio   Long-term capital growth
Dividend Growth Portfolio                 Reasonable current income and long-term
                                          growth of income and capital
Equity Portfolio                          Growth of capital and, as a secondary
                                          objective, income when consistent with
                                          its primary objective.
European Growth Portfolio                 Maximum capital appreciation on its
                                          investments
Global Dividend Growth Portfolio          Reasonable current income and long-term
                                          growth of income and capital
High Yield Portfolio                      High current income and, as a secondary
                                          objective, capital appreciation when
                                          consistent with its primary objective
Income Builder Portfolio                  Reasonable income and, as a secondary
                                          objective, growth of capital
Information Portfolio                     Long-term capital appreciation
Limited Duration Portfolio                High current income consistent with
                                          preservation of capital
Money Market Portfolio                    High current income, preservation of
                                          capital, and liquidity
Pacific Growth Portfolio                  Maximum capital appreciation on its
                                          investments
Quality Income Plus Portfolio             High current income and, as a secondary
                                          objective, capital appreciation when
                                          consistent with its primary objective
S&P 500 Index Portfolio                   Investment results that, before
                                          expenses, correspond to the total return
                                          of the Standard and Poor's 500 Composite
                                          Stock Price Index
Strategist Portfolio                      High total investment return
Utilities Portfolio                       Current income and long-term growth of
                                          income and capital

                                  16 PROSPECTUS

PORTFOLIO:                                EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISER:
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets       Long-term capital appreciation            MORGAN STANLEY INVESTMENT MANAGEMENT
Equity Portfolio
Morgan Stanley UIF Equity Growth          Long-term capital appreciation
Portfolio
Morgan Stanley UIF International Magnum   Long-term capital appreciation
Portfolio
Morgan Stanley UIF Mid Cap Growth         Long-term capital growth
Portfolio
Morgan Stanley UIF U.S. Real Estate       Above-average current income and
Portfolio                                 long-term capital appreciation
Morgan Stanley UIF Mid Cap Value          Above-average total return over a market  MORGAN STANLEY INVESTMENTS, L.P.
Portfolio                                 cycle of three to five years
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
Van Kampen LIT Comstock Portfolio         Capital growth and income                 VAN KAMPEN ASSET MANAGEMENT INC.
Van Kampen LIT Emerging Growth Portfolio  Capital appreciation
AIM VARIABLE INSURANCE FUNDS* (SERIES I)
AIM V.I. Capial Appreciation Fund         Growth of capital                         A I M ADVISORS, INC.
AIM V.I. Growth Fund                      Growth of capital
AIM V.I. Premier Equity Fund              Long-term growth of capital. Income is a
                                          secondary objective.
ALLIANCE VARIALE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth Portfolio                 Long-term growth of capital               ALLIANCE CAPITAL MANAGEMENT, L.P.
                                          Current income is incidental to the
                                          Portfolio's objective
Alliance Growth and Income Portfolio      Reasonable current income and reasonable
                                          opportunity for appreciation
Alliance Premier Growth Portfolio         Growth of capital by pursuing aggressive
                                          investment policies
LSA VARIABLE SERIES TRUST
LSA Aggressive Growth Fund**              Long-term capital growth                  LSA ASSET MANAGEMENT LLC
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
Putnam VT Growth and Income Fund          Capital growth and current income         PUTNAM INVESTMENT MANAGEMENT, LLC
Putnam VT International Growth Fund       Capital appreciation
Putnam VT Small Cap Value Fund            Capital appreciation
Putnam VT Voyager Fund                    Capital appreciation

*A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

**Sub-advised by Van Kampen Asset Management Inc.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                  17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic dollar cost averaging fixed account option, and we may offer the additional dollar cost averaging fixed account options described below. However, the 6 and 12 month dollar cost averaging options described below currently are not available. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on pages 19, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month dollar cost averaging options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. The crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your Morgan Stanley Financial Advisor or our customer support unit at 1-800-654-2397.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any

                                  18 PROSPECTUS
interest would be payable from the date we receive the transfer request to the date we make the transfer.

EXCESSIVE TRADING LIMITS
For Contracts issued after May 2, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time. In the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new

                                  19 PROSPECTUS
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allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. This charge will be deducted on a pro-rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all of your money is allocated to the Fixed Account Options, as of the Contract Anniversary.

After the Payout Start Date, we will waive this charge if:

- the Contract Value is $50,000 or more as of the Payout Start Date, or

- all income payments are fixed amount income payments.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.49% of the average daily net assets you have invested in the Variable Sub-Accounts (1.62% if you select either the Enhanced Death Benefit Option, the Performance Death Benefit Option or the Performance Income Benefit Option, and 1.73% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend

                                  20 PROSPECTUS
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this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of 1% of the purchase payment(s) you withdraw if the amount being withdrawn has been invested in the Contract for less than 1 year. However, during each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract. This waiver does not apply to Contracts owned by an Individual Retirement Account.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 7-11. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

                                  21 PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" below.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to each alternative's percentage share of the Contract Value. In general, you must withdraw at least $100 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $1000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other applicable charges and taxes.

                                  22 PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date; and

- no later than the first day of the calendar month after the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a chance, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOMEPLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as either the Annuitant or joint Annuitant, named at the time of Income Plan selection, lives. If both the Annuitant and the joint Annuitant die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to complete such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option or the Performance Benefit Combination Option, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the

                                  23 PROSPECTUS
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Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience, and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other annual investment rates available under the Contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract, or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit is an optional benefit that you may elect. Keep in mind that once you have selected an optional income or death benefit your ability to select a different option may be limited. At present, we do not permit you to simultaneously elect the Performance Income Benefit and the Death Benefit Combination Option. We do, however, reserve the right to do so in the future. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue offering this option at any time.

On the date we issue the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.

                                  24 PROSPECTUS
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We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a natural person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the maximum age of any owner and annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Performance Income Benefit may not be available in all states.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner ("New Owner") would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner. A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

                                  25 PROSPECTUS
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DEATH BENEFIT OPTIONS
The Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, and the Death Benefit Combination Options are optional benefits that you may elect.

Keep in mind that once you have selected an optional death benefit your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue the offering of these options at any time.

If the Contract owner is a natural person, these Options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these Options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

ENHANCED DEATH BENEFIT OPTION
The Enhanced Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows:

First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

- For cash withdrawal, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
  (i) divided by (ii), with the result multiplied by (ii), when:

     (i)      =   withdrawal amount
     (ii)     =   the Contract Value just before the withdrawal,
     (iii)    =   the most recently calculated Enhanced Death Benefit.

- We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the maximum age of any owner, or annuitant if the owner is a non-natural person, on the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits

                                  26 PROSPECTUS
provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-natural person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

If you select the Death Benefit Combination Option, the maximum age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. You may elect the Performance Death Benefit in combination with the Performance Income Benefit. We call this the "Performance Benefit Combination Option."

If you select the Performance Benefit Combination Option, the maximum age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, or the Death Benefit Combination Option will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the New Owner;

- for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

- over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following restrictions apply:

    On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central
    Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Conract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

    (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

    (ii) transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

    Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Conract.

If the New Owner is a natural person, and not your spouse, or if there are multiple natural person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the New Owner;

- for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

                                  27 PROSPECTUS
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- over the life of the New Owner with a guaranteed number of payments from 5 to
  30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The New Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

If the New Owner is a corporation, trust, or other non-natural person:

    (a) The New Owner may elect to receive the death benefit in a lump sum; or

    (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for payment of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the TRANSFERS provision during this 5 year period.No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-natural person, the following apply:

    (a) The Contract owner may elect to receive the death benefit in a lump sum; or

     (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract Owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

                                  28 PROSPECTUS
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MORE INFORMATION
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NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Northbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain

                                  29 PROSPECTUS
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on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley Inc., Morgan StanleyDW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 2.0% of purchase payments and an annual sales administration expense of up to 1.5% of the average net assets of the Contracts to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits a persistency bonus that will take into account among other things, the length of time purchase payments have been held under the Contract and Contract Values.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently being sent on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

                                  30 PROSPECTUS
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TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.
NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY
Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "ADEQUATELY DIVERSIFIED" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader

                                  31 PROSPECTUS
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selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

1. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

2. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

3. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the

                                  32 PROSPECTUS
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joint lives or joint life expectancies of the Contract Owner and the
Beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Northbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Northbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under
  Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans under Sections 401 and 403; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Section 457.

Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain

                                  33 PROSPECTUS
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transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"QUALIFIED DISTRIBUTIONS" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the Contract Owner attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

Northbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a

                                  34 PROSPECTUS

10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Northbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "ELIGIBLE ROLLOVER DISTRIBUTIONS." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Northbrook is required to withhold federal income tax at a rate of 20% on all "ELIGIBLE ROLLOVER DISTRIBUTIONS" unless you elect to make a "DIRECT ROLLOVER" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Northbrook is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "ROLLED OVER" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "ROLLED OVER" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

                                  35 PROSPECTUS

- incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "KEOGH") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                  36 PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                                  BASE POLICY

                                                                  FOR THE YEARS BEGINING JANUARY 1*
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
AGGRESSIVE EQUITY
  Accumulation Unit Value, Beginning of Period...........     --         $10.000      $14.450      $13.980
  Accumulation Unit Value, End of Period.................     --         $14.450      $13.980       $9.842
Number of Units Outstanding, End of Period...............     --          11,455       98,550       78,751
CAPITAL GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.710      $12.738      $12.699
  Accumulation Unit Value, End of Period.................    $9.710      $12.738      $12.699       $9.209
  Number of Units Outstanding, End of Period.............     6,192       27,471       64,471       48,786
COMPETITIVE EDGE
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.568      $11.948       $9.716
  Accumulation Unit Value, End of Period.................    $9.568      $11.948       $9.716       $7.331
  Number of Units Outstanding, End of Period.............    17,570       59,367      137,800       87,826
DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.101       $9.704      $10.058
  Accumulation Unit Value, End of Period.................   $10.101       $9.704      $10.058       $9.384
  Number of Units Outstanding, End of Period.............   147,314      441,792      586,657      491,889
EQUITY
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.273      $16.035      $13.834
  Accumulation Unit Value, End of Period.................   $10.273      $16.035      $13.834       $9.957
  Number of Units Outstanding, End of Period.............    34,510      277,235      534,869      404,495
EUROPEAN GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.014      $11.454      $10.720
  Accumulation Unit Value, End of Period.................    $9.014      $11.454      $10.720       $8.676
  Number of Units Outstanding, End of Period.............    22,053       84,846      162,560      103,507
GLOBAL DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.886      $11.156      $10.707
  Accumulation Unit Value, End of Period.................    $9.886      $11.156      $10.707       $9.879
  Number of Units Outstanding, End of Period.............    15,232       80,482       79,995       61,921
HIGH YIELD
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.866       $8.610       $5.744
  Accumulation Unit Value, End of Period.................    $8.866       $8.610       $5.744       $3.745
  Number of Units Outstanding, End of Period.............    93,600      183,538      124,910       82,977
INCOME BUILDER
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.685      $10.205      $10.062
  Accumulation Unit Value, End of Period.................    $9.685      $10.205      $10.062      $10.131
  Number of Units Outstanding, End of Period.............    18,227       38,046       46,861       40,016
INFORMATION
  Accumulation Unit Value, Beginning of Period...........     --          --          $10.000       $9.289
  Accumulation Unit Value, End of Period.................     --          --           $9.289       $5.222
  Number of Units Outstanding, End of Period.............     --          --           54,105        1,393

                                  37 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY 1*
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
LIMITED DURATION
  Accumulation Unit Value, Beginning of Period...........     --         $10.000      $10.050      $10.470
  Accumulation Unit Value, End of Period.................     --         $10.050      $10.470      $10.996
  Number of Units Outstanding, End of Period.............     --          11,170        8,768       12,780
MONEY MARKET
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.153      $10.470      $10.931
  Accumulation Unit Value, End of Period.................   $10.153      $10.470      $10.931      $11.177
  Number of Units Outstanding, End of Period.............    81,705      326,539      267,768      306,856
PACIFIC GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.994      $17.972      $11.771
  Accumulation Unit Value, End of Period.................   $10.994      $17.972      $11.771       $8.407
  Number of Units Outstanding, End of Period.............     1,450       16,849       25,984       16,616
QUALITY INCOME PLUS
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.359       $9.775      $10.667
  Accumulation Unit Value, End of Period.................   $10.359       $9.755      $10.667      $11.502
  Number of Units Outstanding, End of Period.............   178,028      353,126      432,406      397,468
S&P 500 INDEX
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.382      $12.286      $10.959
  Accumulation Unit Value, End of Period.................   $10.382      $12.286      $10.959       $9.465
  Number of Units Outstanding, End of Period.............    35,394      167,065      328,022      251,684
STRATEGIST
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.343      $11.946      $11.952
  Accumulation Unit Value, End of Period.................   $10.343      $11.946      $11.952      $10.565
  Number of Units Outstanding, End of Period.............    70,036      198,638      324,724      269,136
UTILITIES
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.904      $12.096      $12.268
  Accumulation Unit Value, End of Period.................   $10.904      $12.096      $12.268       $8.965
  Number of Units Outstanding, End of Period.............    46,349      137,439      237,119      155,258
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.119      $15.558       $9.356
  Accumulation Unit Value, End of Period.................    $8.119      $15.558       $9.356       $8.610
  Number of Units Outstanding, End of Period.............       123        8,933       28,385       18,419
MORGAN STANLEY UIF EQUITY GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.883      $13.564      $11.783
  Accumulation Unit Value, End of Period.................    $9.883      $13.564      $11.783       $9.844
  Number of Units Outstanding, End of Period.............    14,358       48,641      123,037       98,680
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.763      $10.797       $9.307
  Accumulation Unit Value, End of Period.................    $8.763      $10.797       $9.307       $7.392
  Number of Units Outstanding, End of Period.............     6,589       25,209       68,164       47,852
MORGAN STANLEY UIF MID CAP GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
MORGAN STANLEY UIF MID CAP VALUE
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --          $12.096
  Number of Units Outstanding, End of Period.............     --          --           --           --



                                      38 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY 1*
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
MORGAN STANLEY UIF U.S. REAL ESTATE
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.115       $8.839      $11.247
  Accumulation Unit Value, End of Period.................    $9.115       $8.839      $11.247      $12.158
  Number of Units Outstanding, End of Period.............     3,294       13,344       27,787       39,100
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK , CLASS I
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period                  --          --           --           --
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.510      $21.141      $18.696
  Accumulation Unit Value, End of Period.................   $10.510      $21.141      $18.696      $12.605
  Number of Units Outstanding, End of Period.............    10,947       90,139      245,349      211,770
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
AIM V.I. GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
AIM V.I. PREMIER EQUITY
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE VARIABLE PRODUCTS SERIES (CLASS B SHARES)
ALLIANCE GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE GROWTH AND INCOME
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE PREMIER GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --



                                      39 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY 1*
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT INTERNATIONAL GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT SMALL CAP VALUE
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT VOYAGER
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --

* The Contracts were first offered on July 20, 1998. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the Limited Duration and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999, the Information Sub-Account which commenced operations on November 6, 2000 and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, Alliance Variable Products Series Fund and Putnam Variable Trust, and the Morgan Stanley UIF Mid Cap Growth, Morgan Stanley UIF Mid Cap Value, Van Kampen LIT Comstock and LSA Aggressive Growth Sub-Accounts which were first offered under the Contracts on May 1, 2002. The Accumulation Unit Valus in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                                      40 PROSPECTUS

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
              WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT,
         PERFORMANCE DEATH BENEFIT OR PERFORMANCE INCOME BENEFIT OPTION

                                                                  FOR THE YEARS BEGINING JANUARY 1*
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
AGGRESSIVE EQUITY
  Accumulation Unit Value, Beginning of Period...........     --         $10.000      $14.440      $13.950
  Accumulation Unit Value, End of Period.................     --         $14.440      $13.950       $9.808
  Number of Units Outstanding, End of Period.............     --          40,515      169,792      146,885
CAPITAL GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.704      $12.714      $12.659
  Accumulation Unit Value, End of Period.................    $9.704      $12.714      $12.659       $9.168
  Number of Units Outstanding, End of Period.............     5,153       30,798       71,626       69,062
COMPETITIVE EDGE
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.562      $11.926       $9.686
  Accumulation Unit Value, End of Period.................    $9.652      $11.926       $9.686       $7.299
  Number of Units Outstanding, End of Period.............    24,807       72,820      186,984      126,986
DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.095       $9.685      $10.026
  Accumulation Unit Value, End of Period.................   $10.095       $9.685      $10.026       $9.342
  Number of Units Outstanding, End of Period.............   165,990      662,841      676,030      595,066
EQUITY
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.267      $16.005      $13.790
  Accumulation Unit Value, End of Period.................   $10.267      $16.005      $13.790       $9.912
  Number of Units Outstanding, End of Period.............    80,117      471,331      719,408      593,026
EUROPEAN GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.008      $11.432      $10.686
  Accumulation Unit Value, End of Period.................    $9.008      $11.432      $10.686       $8.638
  Number of Units Outstanding, End of Period.............   206,430      194,903      317,816      219,597
GLOBAL DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.881      $11.135      $10.673
  Accumulation Unit Value, End of Period.................    $9.881      $11.135      $10.673       $9.835
  Number of Units Outstanding, End of Period.............    39,311      128,434      151,997      123,727
HIGH YIELD
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.861       $8.593       $5.726
  Accumulation Unit Value, End of Period.................    $8.861       $8.593       $5.726       $3.728
  Number of Units Outstanding, End of Period.............    38,215      123,235       97,153       95,027
INCOME BUILDER
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.679      $10.186      $10.030
  Accumulation Unit Value, End of Period.................    $9.679      $10.186      $10.030      $10.085
  Number of Units Outstanding, End of Period.............    16,832       52,500       44,355       41,961
INFORMATION
  Accumulation Unit Value, Beginning of Period...........     --          --           --          $10.000
  Accumulation Unit Value, End of Period.................     --          --           --           $5.214
  Number of Units Outstanding, End of Period.............     --          --           --            5,812

                                      41 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY 1*
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
LIMITED DURATION
  Accumulation Unit Value, Beginning of Period...........     --         $10.000      $10.040      $10.447
  Accumulation Unit Value, End of Period.................     --         $10.040      $10.447      $10.958
  Number of Units Outstanding, End of Period.............     --          11,485       17,362       54,309
MONEY MARKET
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.147      $10.450      $10.896
  Accumulation Unit Value, End of Period.................   $10.147      $10.450      $10.896      $11.127
  Number of Units Outstanding, End of Period.............    85,827      436,501      507,405      390,317
PACIFIC GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.987      $17.938      $11.733
  Accumulation Unit Value, End of Period.................   $10.987      $17.938      $11.733       $8.369
  Number of Units Outstanding, End of Period.............     1,623       38,449       53,153       33,317
QUALITY INCOME PLUS
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.353       $9.737      $10.633
  Accumulation Unit Value, End of Period.................   $10.353       $9.737      $10.633      $11.451
  Number of Units Outstanding, End of Period.............    52,778      249,824      240,877      253,101
S&P 500 INDEX
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.376      $12.263      $10.924
  Accumulation Unit Value, End of Period.................   $10.376      $12.263      $10.924       $9.423
  Number of Units Outstanding, End of Period.............   104,952      349,707      461,674      370,671
STRATEGIST
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.337      $11.920      $11.914
  Accumulation Unit Value, End of Period.................   $10.337      $11.920      $11.914      $10.518
  Number of Units Outstanding, End of Period.............    24,056      162,824      255,791      232,782
UTILITIES
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.898      $12.073      $12.229
  Accumulation Unit Value, End of Period.................   $10.898      $12.073      $12.229       $8.925
  Number of Units Outstanding, End of Period.............    33,289      165,102      237,119      165,598
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.114      $15.529       $9.326
  Accumulation Unit Value, End of Period.................    $8.114      $15.529       $9.326       $8.572
  Number of Units Outstanding, End of Period.............     3,925       16,698       23,245       15,996
MORGAN STANLEY UIF EQUITY GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.877      $13.539      $11.746
  Accumulation Unit Value, End of Period.................    $9.877      $13.539      $11.746       $9.800
  Number of Units Outstanding, End of Period.............    17,925      104,259      160,415      117,282
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.758      $10.777       $9.278
  Accumulation Unit Value, End of Period.................    $8.758      $10.777       $9.278       $7.359
  Number of Units Outstanding, End of Period.............     9,575       30,807       54,387       60,763
MORGAN STANLEY UIF MID CAP GROWTH
  Accumulation Unit Value, Beginning of Period                --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
MORGAN STANLEY UIF MID CAP VALUE
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --          $12.092
  Number of Units Outstanding, End of Period.............     --          --           --           --


                                      42 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY 1*
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
MORGAN STANLEY UIF U.S. REAL ESTATE
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.110       $8.822      $11.211
  Accumulation Unit Value, End of Period.................    $9.110       $8.822      $11.211      $12.104
  Number of Units Outstanding, End of Period.............    17,463       33,042       36.603       34,032
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.504      $21.101      $18.637
  Accumulation Unit Value, End of Period.................   $10.504      $21.101      $18.637      $12.548
  Number of Units Outstanding, End of Period.............    31,051      108,684      215,874      356,106
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
AIM V.I. GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
AIM V.I. PREMIER EQUITY
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE VARIABLE PRODUCTS SERIES (CLASS B SHARES)
ALLIANCE GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE GROWTH AND INCOME
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE PREMIER GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --

                                      43 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY 1*
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------

PUTNAM VARIABLE TRUST (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT INTERNATIONAL GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT SMALL CAP VALUE
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT VOYAGER
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --

* The Contracts including the Enhanced Death Benefit Option, the Performance Death Benefit Option, and the Performance Income Benefit Option were first offered on July 20, 1998. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the Limited Duration and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999, the Information Sub-Account which commenced operations on November 6, 2000 and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, Alliance Variable Products Series Fund and Putnam Variable Trust, and the Morgan Stanley UIF Mid Cap Growth, Morgan Stanley UIF Mid Cap Value, Van Kampen LIT Comstock and LSA Aggressive Growth Sub-Accounts which were first offered under the Contracts on May 1, 2002. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

                                      44 PROSPECTUS

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                   EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
                WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT
           COMBINATION OPTION OR THE DEATH BENEFIT COMBINATION OPTION

                                                                  FOR THE YEARS BEGINING JANUARY* 1
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
AGGRESSIVE EQUITY
  Accumulation Unit Value, Beginning of Period...........     --         $10.000      $14.430      $13.924
  Accumulation Unit Value, End of Period.................     --         $14.430      $13.924       $9.779
  Number of Units Outstanding, End of Period.............     --          44,292      268,946      166,074
CAPITAL GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9 699      $12.694      $12.625
  Accumulation Unit Value, End of Period.................    $9.699      $12.694      $12.625       $9.133
  Number of Units Outstanding, End of Period.............    12,464       27,483      127,643       82,875
COMPETITIVE EDGE
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.557      $11.906       $9.659
  Accumulation Unit Value, End of Period.................    $9.557      $11.906       $9.659       $7.270
  Number of Units Outstanding, End of Period.............    12,369       23,894      131,742      114,726
DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period...........    10.000      $10.090       $9.670       $9.999
  Accumulation Unit Value, End of Period.................   $10.090       $9.670       $9.999       $9.306
  Number of Units Outstanding, End of Period.............    58,954      256,374      519,014      548,030
EQUITY
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.262      $15.980      $13.753
  Accumulation Unit Value, End of Period.................   $10.262      $15.980      $13.753       $9.874
  Number of Units Outstanding, End of Period.............    30,606      323,544      649,397      516,235
EUROPEAN GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.004      $11.414      $10.657
  Accumulation Unit Value, End of Period.................    $9.004      $11.414      $10.657       $8.605
  Number of Units Outstanding, End of Period.............    10,221       75,890      289,934      193,593
GLOBAL DIVIDEND GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.876      $11.117      $10.645
  Accumulation Unit Value, End of Period.................    $9.876      $11.117      $10.645       $9.797
  Number of Units Outstanding, End of Period.............    14,652       62,965       93,823       77,053
HIGH YIELD
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.857       $8.580       $5.710
  Accumulation Unit Value, End of Period.................    $8.857       $8.580       $5.710       $3.714
  Number of Units Outstanding, End of Period.............    11,399       38,054       67,992      139,822
INCOME BUILDER
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.674      $10.169      $10.003
  Accumulation Unit Value, End of Period.................    $9.674      $10.169      $10.003      $10.047
  Number of Units Outstanding, End of Period.............     3,158       20,223       24,882       34,139
INFORMATION
  Accumulation Unit Value, Beginning of Period...........     --          --          $10.000       $9.285
  Accumulation Unit Value, End of Period.................     --          --           $9.285       $5.207
  Number of Units Outstanding, End of Period.............     --          --            4,195        9,925

                                      45 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY* 1
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
LIMITED DURATION
  Accumulation Unit Value, Beginning of Period...........     --         $10.000      $10.030      $10.428
  Accumulation Unit Value, End of Period.................     --          $10030      $10.428      $10.926
  Number of Units Outstanding, End of Period.............     --           5,436       13,362       13,643
MONEY MARKET
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.142      $10.440      $10.867
  Accumulation Unit Value, End of Period.................   $10.142      $10.440      $10.867      $11.085
  Number of Units Outstanding, End of Period.............    15,056      123,921      280,898      385,744
PACIFIC GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.982      $17.910      $11.702
  Accumulation Unit Value, End of Period.................   $10.982      $17.910      $11.702       $8.338
  Number of Units Outstanding, End of Period.............     4,550       73,243      119,400      128,210
QUALITY INCOME PLUS
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.348       $9.721      $10.605
  Accumulation Unit Value, End of Period.................   $10.348       $9.721      $10.605      $11.408
  Number of Units Outstanding, End of Period.............    81,071      172,419      276,236      458,288
S&P 500 INDEX
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.371      $12.242      $10.894
  Accumulation Unit Value, End of Period.................   $10.371      $12.242      $10.894       $9.386
  Number of Units Outstanding, End of Period.............    41,697      168,103      293,639      276,666
STRATEGIST
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.332      $11.904      $11.882
  Accumulation Unit Value, End of Period.................   $10.332      $11.904      $11.882      $10.478
  Number of Units Outstanding, End of Period.............    18,089       68,969      218,043      207,846
UTILITIES
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.892      $12.054      $12.197
  Accumulation Unit Value, End of Period.................   $10.892      $12.054      $12.197       $8.891
  Number of Units Outstanding, End of Period.............    19,644      100,464      217,451      185,573
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.109      $15.503       $9.300
  Accumulation Unit Value, End of Period.................    $8.109      $15.503       $9.300       $8.538
  Number of Units Outstanding, End of Period.............     4,235       51,240      113,031      111,255
MORGAN STANLEY UIF EQUITY GROWTH
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.872      $13.516      $11.713
  Accumulation Unit Value, End of Period.................    $9.872      $13.516      $11.713       $9.762
  Number of Units Outstanding, End of Period.............     --          16,474      129,313       85,598
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
  Accumulation Unit Value, Beginning of Period...........   $10.000       $8.753      $10.759       $9.252
  Accumulation Unit Value, End of Period.................    $8.753      $10.759       $9.252       $7.331
  Number of Units Outstanding, End of Period.............     --          21,796       55,354       65,898
MORGAN STANLEY UIF MID CAP GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --          $12.088
  Number of Units Outstanding, End of Period                  --          --           --           --
MORGAN STANLEY UIF MID CAP VALUE
  Accumulation Unit Value, Beginning of Period                --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --





                                      46 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY* 1
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
MORGAN STANLEY UIF U.S. REAL ESTATE
  Accumulation Unit Value, Beginning of Period...........   $10.000       $9.105       $8.807      $11.180
  Accumulation Unit Value, End of Period.................    $9.105       $8.807      $11.180      $12.057
  Number of Units Outstanding, End of Period.............     --          30,211       67,341       75,343
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
  Accumulation Unit Value, Beginning of Period...........   $10.000      $10.498      $21.066      $18.585
  Accumulation Unit Value, End of Period.................   $10.498      $21.066      $18.585      $12.500
  Number of Units Outstanding, End of Period.............    27,030      129,629      388,197      300,357
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
AIM V.I. GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
AIM V.I. PREMIER EQUITY
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE VARIABLE PRODUCTS SERIES (CLASS B SHARES)
ALLIANCE GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE GROWTH AND INCOME
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
ALLIANCE PREMIER GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period                  --          --           --           --




                                      47 PROSPECTUS

                                                                  FOR THE YEARS BEGINING JANUARY* 1
                                                                       AND ENDING DECEMBER 31,
                                                           -----------------------------------------------
                                                             1998        1999         2000         2001
                                                           --------   ----------   ----------   ----------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT INTERNATIONAL GROWTH
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT SMALL CAP VALUE
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --
PUTNAM VT VOYAGER
  Accumulation Unit Value, Beginning of Period...........     --          --           --           --
  Accumulation Unit Value, End of Period.................     --          --           --           --
  Number of Units Outstanding, End of Period.............     --          --           --           --

* The Contracts including the Performance Benefit Combination Option were first offered July 20, 1998. The Contracts including the Death Benefit Combination Option were first offered on May 3, 1999. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the Limited Duration and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999, the Information Sub-Account which commenced operations on November 6, 2000 and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, Alliance Variable Products Series Fund and Putnam Variable Trust, and the Morgan Stanley UIF Mid Cap Growth, Morgan Stanley UIF Mid Cap Value, Van Kampen LIT Comstock and LSA Aggressive Growth Sub-Accounts which were first offered under the Contracts on May 1, 2002. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

                                      48 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------


----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------

----------------------------------------------------------------------------

GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
   Premium Taxes
----------------------------------------------------------------------------
   Tax Reserves
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------

                            ------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                                      49 PROSPECTUS

MORGAN STANLEY VARIABLE ANNUITY 3

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVENUE
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-654-2397                    PROSPECTUS DATED MAY 1, 2002

--------------------------------------------------------------------------------

Northbrook Life Insurance Company ("NORTHBROOK") is offering the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 39 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Northbrook Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

MORGAN STANLEY VARIABLE INVESTMENT      AIM VARIABLE INSURANCE FUNDS (SERIES I)
  SERIES (CLASS Y SHARES)               ALLIANCE VARIABLE PRODUCTS SERIES FUND,
THE UNIVERSAL INSTITUTIONAL FUNDS,        INC. (CLASS B SHARES)
  INC.                                  LSA VARIABLE SERIES TRUST
VAN KAMPEN LIFE INVESTMENT TRUST        PUTNAM VARIABLE TRUST (CLASS IB SHARES)

WE (Northbrook) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 51 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
    IMPORTANT      DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
     NOTICES       HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                  1 PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract at a Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                 13
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          14
----------------------------------------------------------------------------
   Purchase of Contracts                                                 15
----------------------------------------------------------------------------
   Contract Value                                                        16
----------------------------------------------------------------------------
   Investment Alternatives                                               17
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          17
----------------------------------------------------------------------------
      The Fixed Account Options                                          19
----------------------------------------------------------------------------
      Transfers                                                          20
----------------------------------------------------------------------------
   Expenses                                                              22
----------------------------------------------------------------------------
                                                                        PAGE
----------------------------------------------------------------------------

   Access To Your Money                                                  24
----------------------------------------------------------------------------
   Income Payments                                                       25
----------------------------------------------------------------------------
   Death Benefits                                                        28
----------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------
   More Information:                                                     32
----------------------------------------------------------------------------
      Northbrook                                                         32
----------------------------------------------------------------------------
      The Variable Account                                               33
----------------------------------------------------------------------------
      The Portfolio                                                      33
----------------------------------------------------------------------------
      The Contract                                                       34
----------------------------------------------------------------------------
      Qualified Plans                                                    34
----------------------------------------------------------------------------
      Legal Matters                                                      34
----------------------------------------------------------------------------
   Taxes                                                                 34
----------------------------------------------------------------------------
   Performance Information                                               40
----------------------------------------------------------------------------
APPENDIX A -- CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS        41
----------------------------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES                                   43
----------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                    51
----------------------------------------------------------------------------

                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                        PAGE
----------------------------------------------------------------------------
   Accumulation Phase                                                    6
----------------------------------------------------------------------------
   Accumulation Unit                                                    13
----------------------------------------------------------------------------
   Accumulation Unit Value                                              13
----------------------------------------------------------------------------
   Annuitant                                                            14
----------------------------------------------------------------------------
   Automatic Additions Program                                          15
----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                              21
----------------------------------------------------------------------------
   Beneficiary                                                          14
----------------------------------------------------------------------------
   Cancellation Period                                                   4
----------------------------------------------------------------------------
   Contract*                                                            14
----------------------------------------------------------------------------
   Contract Anniversary                                                  5
----------------------------------------------------------------------------
   Contract Owner ("You")                                               14
----------------------------------------------------------------------------
   Contract Value                                                       16
----------------------------------------------------------------------------
   Contract Year                                                         4
----------------------------------------------------------------------------
   Death Benefit Anniversary                                            28
----------------------------------------------------------------------------
   Death Benefit Combination Option                                     29
----------------------------------------------------------------------------
   Dollar Cost Averaging                                                19
----------------------------------------------------------------------------
   Dollar Cost Averaging Fixed Account Options                          19
----------------------------------------------------------------------------
   Due Proof of Death                                                   28
----------------------------------------------------------------------------
   Enhanced Earnings Death Benefit Plus Option                          29
----------------------------------------------------------------------------
   Excess of Earnings Withdrawals                                       30
----------------------------------------------------------------------------
   Fixed Account Options                                                19
----------------------------------------------------------------------------
                                                                        PAGE
----------------------------------------------------------------------------

   Funds                                                                17
----------------------------------------------------------------------------
   Income and Death Benefit Combination Option 2                        29
----------------------------------------------------------------------------
   Income Benefit Combination Option 2                                  26
----------------------------------------------------------------------------
   In-Force Premium                                                     30
----------------------------------------------------------------------------
   In-Force Earnings                                                    30
----------------------------------------------------------------------------
   Income Plans                                                         25
----------------------------------------------------------------------------
   Investment Alternatives                                              17
----------------------------------------------------------------------------
   Issue Date                                                            6
----------------------------------------------------------------------------
   Northbrook ("We")                                                    32
----------------------------------------------------------------------------
   Payout Phase                                                          6
----------------------------------------------------------------------------
   Payout Start Date                                                     6
----------------------------------------------------------------------------
   Performance Death Benefit Option                                     28
----------------------------------------------------------------------------
   Portfolios                                                           17
----------------------------------------------------------------------------
   Qualified Contracts                                                  37
----------------------------------------------------------------------------
   Right to Cancel                                                       4
----------------------------------------------------------------------------
   SEC                                                                   1
----------------------------------------------------------------------------
   Settlement Value                                                     23
----------------------------------------------------------------------------
   Systematic Withdrawal Program                                        24
----------------------------------------------------------------------------
   Valuation Date                                                       16
----------------------------------------------------------------------------
   Variable Account                                                     33
----------------------------------------------------------------------------
   Variable Sub-Account                                                 17
----------------------------------------------------------------------------

*In certain states the Contract is available only as a group Contract. In these states, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with an initial purchase payment of $1,000 or more. You can add to your Contract as often and as much as you like, but each payment must be at least $100.
                                            You must maintain a minimum account size of $500.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent state and federal law
                                            permit, to reflect the investment experience of any amounts allocated to the Variable Account including the deduction of mortality and expense risk charges and administrative
                                            expense charges.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.35% of
                                               average daily net assets (1.48% if you select the
                                               PERFORMANCE DEATH BENEFIT OPTION or 1.59% if you select
                                               the DEATH BENEFIT COMBINATION OPTION, or 1.65% if you
                                               select the INCOME BENEFIT COMBINATION OPTION 2 or 1.85%
                                               if you select the INCOME AND DEATH BENEFIT COMBINATION
                                               OPTION 2)
                                            -  If you select the Enhanced Earnings Death Benefit Plus
                                               Option, you will pay an additional mortality and expense
                                               risk charge of 0.15%, 0.25% or 0.35% (depending on the
                                               age of the oldest Contract owner (or Annuitant, if the
                                               Contract owner is a non-natural person) on the date we
                                               receive the completed application or written request to
                                               add the Option, whichever is later ("Rider Application
                                               Date")
                                            -  Annual contract maintenance charge of $35 (waived in
                                               certain cases)
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payment(s) withdrawn (with certain exceptions)
                                            -  Transfer fee of $25 after the 12th transfer in any
                                               CONTRACT YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one).
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 39 investment alternatives including:
                                            -  3 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment
                                               advisers:

                                                   -  A I M Advisors, Inc.

                                                   -  Alliance Capital Management, L.P.

                                                   -  LSA Asset Management LLC

                                                   -  Morgan Stanley Investments, L.P.

                                  4 PROSPECTUS

                                                   -  Morgan Stanley Investment Advisors, Inc.

                                                   -  Morgan Stanley Investment Management, Inc.

                                                   -  Putnam Investment Management, Inc.

                                                   -  Van Kampen Asset Management Inc.
                                            To find out current rates being paid on the Fixed Account
                                            Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC PORTFOLIO REBALANCING PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with payments guaranteed for 120 months
                                            -  joint and survivor life income
                                            -  guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before the PAYOUT START DATE, we will pay the
                                            death benefit described in the Contract. We also offer death benefit options.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any Guarantee Period must be at least $500.

                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "CONTRACT YEAR," which we measure from the date we issue your Contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout
                                            Phase in certain cases. In general, you must withdraw at
                                            least $500 at a time or the total amount in the investment alternative, if less. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be
                                            subject to an additional 10% federal tax penalty. A
                                            withdrawal charge also may apply.

                                  5 PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 39 Investment Alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 25. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE             ACCUMULATION PHASE                  PAYOUT              PAYOUT
          DATE                                                 START               PHASE
                                                                DATE
  ---------------------------------------------------------------------------------------------------------------------------
  You buy               You save for retirement    You elect to receive income     You can receive       Or you can
  a Contract                                       payments or receive a lump sum  income payments       receive income
                                                   payment                         for a set period      payments for life

As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

                                  6 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn  0   1   2   3   4   5   6+
--------------------------------------------------------------------------------------------------
Applicable Charge                                                       6%  5%  5%  4%  3%  2%  0%
--------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                               $35.00**
--------------------------------------------------------------------------------------------------
Transfer Fee                                                                      $25***
--------------------------------------------------------------------------------------------------

  *During each Contract Year you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

 **If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

***Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                                  With the
                                           With the     With the     With the      Income
                                          Performance     Death       Income      and Death
                                             Death       Benefit      Benefit      Benefit
                                  Base      Benefit    Combination  Combination  Combination
                                Contract    Option       Option      Option 2     Option 2+
--------------------------------------------------------------------------------------------
Mortality and Expense Risk
  Charge                         1.25%       1.38%        1.49%        1.55%        1.75%
--------------------------------------------------------------------------------------------
Administrative Expense Charge    0.10%       0.10%        0.10%        0.10%        0.10%
--------------------------------------------------------------------------------------------
Total Variable Account Annual
  Expense                        1.35%       1.48%        1.59%        1.65%        1.85%
--------------------------------------------------------------------------------------------
If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above
               (assuming age is between 66 and 75 on Rider Application Date)*
--------------------------------------------------------------------------------------------
Mortality and Expense Risk
  Charge                         1.60%       1.73%        1.84%        1.90%        2.10%
--------------------------------------------------------------------------------------------
Administrative Expense Charge    0.10%       0.10%        0.10%        0.10%        0.10%
--------------------------------------------------------------------------------------------
Total Variable Account Annual
  Expense                        1.70%       1.83%        1.94%        2.00%        2.20%
--------------------------------------------------------------------------------------------

*The mortality and expense risk charge shown for the Enhanced Earnings Death
 Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

+For Contracts issued in the state of Washington, this Rider is replaced by the Income and Performance Death Benefit Option. This Option is available on or about July 1, 2002 and carries a mortality and expense risk charge of 1.68%.

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                                                  Rule
                                                              Management         12b-1           Other           Total Annual
Portfolio                                                        Fees             Fees          Expenses         Fund Expenses
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y
  SHARES)
------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity Portfolio                                     0.75%             0.25%          0.09%               1.09%
------------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                        0.65%             0.25%          0.05%               0.95%
------------------------------------------------------------------------------------------------------------------------------
Competitive Edge Portfolio                                      0.65%             0.25%          0.10%               1.00%
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                       0.54%             0.25%          0.01%               0.80%
------------------------------------------------------------------------------------------------------------------------------

                                  7 PROSPECTUS

                                                                                  Rule
                                                              Management         12b-1           Other           Total Annual
Portfolio                                                        Fees             Fees          Expenses         Fund Expenses
------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                                0.49%             0.25%          0.02%               0.76%
------------------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                       0.95%             0.25%          0.07%               1.27%
------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                                0.75%             0.25%          0.05%               1.05%
------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                            0.50%             0.25%          0.09%               0.84%
------------------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                        0.75%             0.25%          0.06%               1.06%
------------------------------------------------------------------------------------------------------------------------------
Information Portfolio (2)                                       0.75%             0.25%          0.87%               1.87%
------------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio (3)                                  0.45%             0.25%          0.20%               0.90%
------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                          0.50%             0.25%          0.01%               0.76%
------------------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                        0.95%             0.25%          0.78%               1.98%
------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                                   0.50%             0.25%          0.03%               0.78%
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                         0.40%             0.25%          0.06%               0.71%
------------------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                            0.50%             0.25%          0.02%               0.77%
------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                             0.65%             0.25%          0.02%               0.92%
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity
  Portfolio (4)                                                 1.25%             N/A            0.87%               2.12%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio (4)                  0.55%             N/A            0.36%               0.91%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum Portfolio (4)           0.80%             N/A            0.54%               1.34%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth Portfolio (4)                 0.75%             N/A            0.64%               1.39%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio (4)                  0.75%             N/A            0.35%               1.10%
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio (4)               0.80%             N/A            0.35%               1.15%
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II                     0.60%             0.25%          0.21%               1.06%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio, Class I (5)           0.70%             N/A            0.06%               0.76%
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio, Class II (5)          0.70%             0.25%          0.06%               1.01%
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -- Series I                  0.61%             N/A            0.24%               0.85%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund -- Series I                                0.62%             N/A            0.26%               0.88%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I (6)                    0.60%             N/A            0.25%               0.85%
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                       0.75%             0.25%          0.11%               1.11%
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                            0.63%             0.25%          0.04%               0.92%
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                               1.00%             0.25%          0.04%               1.29%
------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth Fund (7)                                  0.95%             N/A            0.30%               1.25%
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund (8)                            0.46%             0.25%          0.05%               0.76%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund (8)                         0.76%             0.25%          0.18%               1.19%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (8)                              0.80%             0.25%          0.14%               1.19%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund (8)                                      0.53%             0.25%          0.04%               0.82%
------------------------------------------------------------------------------------------------------------------------------

1. Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

2. The Investment Manager had agreed to assume all operating expenses (except for 12b-1 fees) and to waive the compensation provided for in its Investment Management Agreement until such time as the Portfolio had $50 million of net assets or December 31, 2001, whichever occurred first. With these assumptions and expense waivers in effect, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual

                                  8 PROSPECTUS

    Expenses" were 0.00%, 0.25%, 0.00% and 0.25%, respectively. The Investment Manager will not continue these expense waivers in 2002. Therefore, expenses in the above Table are estimated for 2002.

3. Effective May 1, 2002, the Short-Term Bond Portfolio changed its name to the Limited Duration Portfolio. For the period June 1, 2001 through
    December 31, 2001, the Investment Manager had agreed to waive its fee and reimburse operating expenses (except for 12b-1 fees) to the extent they exceeded 0.50% of daily net assets. With these expense waivers and reimbursements in effect, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.41%, 0.25%, 0.20% and 0.86%, respectively. "Other Expenses" do not include the effect of an expense offset of 0.06%. The Investment Manager will not continue these expense waivers in 2002. Therefore, expenses in the above Table are estimated for 2002.

4. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed the following percentages:
    Emerging Markets Equity Portfolio 1.75%; Equity Growth Portfolio 0.85%; International Magnum Portfolio 1.15%; Mid Cap Growth Portfolio 1.05%; Mid Cap Value Portfolio 1.05%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:

                                                                                Rule
                                                            Management         12b-1           Other           Total Annual
        Portfolio                                              Fees             Fees          Expenses         Fund Expenses
        --------------------------------------------------------------------------------------------------------------------
        Morgan Stanley UIF Emerging Markets Equity
          Portfolio                                           0.98%             N/A            0.87%               1.85%
        --------------------------------------------------------------------------------------------------------------------
        Morgan Stanley UIF Equity Growth Portfolio            0.49%             N/A            0.36%               0.85%
        --------------------------------------------------------------------------------------------------------------------
        Morgan Stanley UIF International Magnum
          Portfolio                                           0.62%             N/A            0.54%               1.16%
        --------------------------------------------------------------------------------------------------------------------
        Morgan Stanley UIF Mid Cap Growth Portfolio           0.41%             N/A            0.64%               1.05%
        --------------------------------------------------------------------------------------------------------------------
        Morgan Stanley UIF Mid Cap Value Portfolio            0.70%             N/A            0.35%               1.05%
        --------------------------------------------------------------------------------------------------------------------
        Morgan Stanley UIF U.S. Real Estate Portfolio         0.75%             N/A            0.35%               1.10%
        --------------------------------------------------------------------------------------------------------------------

    Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio and International Magnum Portfolio are 0.10% and 0.01% of such investment related expenses, respectively.

5. The Van Kampen LIT Emerging Growth Variable Sub-Account (Class II) that invests in the Van Kampen LIT Emerging Growth Fund (Class II shares or "12b-1 class") is available for all Contracts issued on or after May 17, 2001. Only owners of Contracts issued before May 17, 2001 may invest in the Van Kampen LIT Emerging Growth Variable Sub-Account (Class I) that invests in the non-12b-1 class of the Van Kampen LIT Emerging Growth Fund. For more information about the distribution or "12b-1 plan" for the Class II shares, please read the Fund's prospectus.

6. Effective May 1, 2002, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund.

7. Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 7.65% and 8.60%. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total

                                  9 PROSPECTUS
    amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

8. "Rule 12b-1 Fees" are restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 Fees payable under the Funds' distribution plan.

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period, and

- elected the Income and Death Benefit Combination Option 2.

- elected the Enhanced Earnings Death Benefit Plus Option (assuming age of oldest Contract owner (or Annuitant, if the Contract owner is a non-natural person) is between 66 and 75 on the Rider Application Date.

The examples are based on the expenses shown in the Portfolio Annual Expenses table, which reflects certain waiver and reimbursement arrangements as explained in the footnotes to the table. The examples assume those arrangements remain in effect for the periods presented.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity                                              $77               $140               $196                $371
------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $76               $135               $189                $358
------------------------------------------------------------------------------------------------------------------------------
Competitive Edge                                               $76               $137               $191                $363
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $74               $131               $181                $344
------------------------------------------------------------------------------------------------------------------------------
Equity                                                         $74               $130               $179                $340
------------------------------------------------------------------------------------------------------------------------------
European Growth                                                $79               $145               $205                $388
------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $77               $138               $194                $368
------------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $75               $132               $183                $348
------------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $77               $139               $194                $369
------------------------------------------------------------------------------------------------------------------------------
Information                                                    $85               $163               $234                $441
------------------------------------------------------------------------------------------------------------------------------
Limited Duration                                               $75               $134               $186                $354
------------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $74               $130               $179                $340
------------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $86               $166               $239                $450
------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $74               $130               $180                $342
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  $73               $128               $177                $335
------------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $74               $130               $180                $341
------------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $75               $135               $187                $355
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity                     $88               $170               $245                $462
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $75               $134               $187                $354
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                        $80               $147               $208                $394
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth                              $80               $149               $210                $399
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $77               $140               $196                $372
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                            $78               $142               $199                $377
------------------------------------------------------------------------------------------------------------------------------

                                  10 PROSPECTUS

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II                              $77               $139               $194                $369
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class I                        $74               $130               $179                $340
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II                       $76               $137               $192                $364
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $75               $132               $184                $349
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $75               $133               $185                $352
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                        $75               $132               $184                $349
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS (CLASS B SHARES)
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                $77               $140               $197                $373
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                                     $75               $135               $187                $355
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                                        $79               $146               $206                $390
------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                                          $79               $145               $204                $386
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                    $74               $130               $179                $340
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                                 $78               $143               $201                $381
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value                                      $78               $143               $201                $381
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                              $74               $132               $182                $346
------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY ON INCOME WITHDRAWN FROM THE CONTRACT.

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity                                              $35               $106               $179                $371
------------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $33               $101               $172                $358
------------------------------------------------------------------------------------------------------------------------------
Competitive Edge                                               $34               $103               $174                $363
------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $32               $ 97               $164                $344
------------------------------------------------------------------------------------------------------------------------------
Equity                                                         $31               $ 96               $162                $340
------------------------------------------------------------------------------------------------------------------------------
European Growth                                                $37               $111               $188                $388
------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $34               $104               $177                $368
------------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $32               $ 98               $166                $348
------------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $34               $105               $177                $369
------------------------------------------------------------------------------------------------------------------------------
Information                                                    $43               $129               $217                $441
------------------------------------------------------------------------------------------------------------------------------
Limited Duration                                               $33               $100               $169                $354
------------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $31               $ 96               $162                $340
------------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $44               $132               $222                $450
------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $32               $ 96               $163                $342
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  $31               $ 94               $160                $335
------------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $31               $ 96               $163                $341
------------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $33               $101               $170                $355
------------------------------------------------------------------------------------------------------------------------------

                                  11 PROSPECTUS

Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity                     $45               $136               $228                $462
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth                               $33               $100               $170                $354
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum                        $37               $113               $191                $394
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Growth                              $38               $115               $193                $399
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value                               $35               $106               $179                $372
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate                            $35               $108               $182                $377
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II                              $34               $105               $177                $369
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Class I                         $31               $ 96               $162                $340
------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Class II                        $34               $103               $175                $364
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $32               $ 98               $167                $349
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $33               $ 99               $168                $352
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity                                        $32               $ 98               $167                $349
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS (CLASS B SHARES)
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                $35               $106               $180                $373
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                                     $33               $101               $170                $355
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                                        $37               $112               $189                $390
------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                                          $36               $111               $187                $386
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                    $31               $ 96               $162                $340
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                                 $36               $109               $184                $381
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value                                      $36               $109               $184                $381
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                              $32               $ 98               $165                $346
------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF BOTH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION AND THE INCOME AND DEATH BENEFIT COMBINATION 2 WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10% IF ANY OR ALL OF THESE OPTIONS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED UPON AN ASSUMED AVERAGE CONTRACT SIZE OF $54,628.

                                  12 PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are tables showing the Accumulation Unit Values through December 31, 2001 for each Variable Sub-Account since the date we first offered the Contracts. To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Northbrook appear in the Statement of Additional Information.

                                  13 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the owner, while the Annuitant is alive,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract owner is a Grantor Trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Tax Qualified Contracts" on page 37.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
The Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract owner. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a "Change of Beneficiary" form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

                                  14 PROSPECTUS

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries. You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change will not affect any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT
Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $1,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets-TM- Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

                                 15 PROSPECTUS

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state or federal law permits, to reflect the investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  16 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.

PORTFOLIO:                                EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISER:
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
Aggressive Equity Portfolio               Capital Growth                            Morgan Stanley Investment Advisors, Inc.
Capital Growth Portfolio                  Long-term capital growth
Competitive Edge Portfolio                Long-term capital growth
Dividend Growth Portfolio                 Reasonable current income and long-term
                                          growth of income and capital
Equity Portfolio                          Growth of capital and, as a secondary
                                          objective, income when consistent with
                                          its primary objective.
European Growth Portfolio                 To maximize the capital appreciaiton on
                                          its investments
Global Dividend Growth Portfolio          Reasonable current income and long-term
                                          growth of income and capital
High Yield Portfolio                      High current income and, as a secondary
                                          objective, capital appreciation when
                                          consistent with its primary objective
Income Builder Portfolio                  Reasonable income and, as a secondary
                                          objective, growth of capital
Information Portfolio                     Long-term capital appreciation
Limited Duration Portfolio                High current income consistent with
                                          preservation of capital
Money Market Portfolio                    High current income, preservation of
                                          capital, and liquidity
Pacific Growth Portfolio                  To maximize the capital appreciation on
                                          its investments
Quality Income Plus Portfolio             High current income and, as a secondary
                                          objective, capital appreciation when
                                          consistent with its primary objective
S&P 500 Index Portfolio                   Investment results that, before
                                          expenses, correspond to the total return
                                          of the Standard and Poor's 500 Composite
                                          Stock Price Index
Strategist Portfolio                      High total investment return
Utilities Portfolio                       Capital appreciation and current income

                                  17 PROSPECTUS

PORTFOLIO:                                EACH PORTFOLIO SEEKS:                     INVESTMENT ADVISER:
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets       Long-term capital apreciation             Morgan Stanley Investment Management
Equity Portfolio                                                                    Inc.
Morgan Stanley UIF Equity Growth          Long-term capital appreciation
Portfolio
Morgan Stanley UIF International Magnum   Long-term capital appreciation
Portfolio
Morgan Stanley UIF Mid Cap Growth         Long-term capital growth
Portfolio
Morgan Stanley UIF U.S. Real Estate       Above-average current income and
Portfolio                                 long-term capital appreciation
Morgan Stanley UIF Mid Cap Value          Above-average total return over a market  Morgan Stanley Investments, L.P.
Portfolio                                 cycle of three to five years
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Comstock Portfolio,        Capital growth and income                 Van Kampen Asset Management Inc.
Class II
Van Kampen LIT Emerging Growth            Capital appreciation
Portfolio, Class I
Van Kampen LIT Emerging Growth            Capital appreciation
Portfolio, Class II
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Capital Appreciation Fund --     Growth of capital                         A I M Advisors, Inc.
Series I
AIM V.I. Growth Fund -- Series I          Growth of capital
AIM V.I. Premier Equity Fund -- Series I  Long-term growth of capital. Income is a secondary objective
ALLIANCE VARIABLE PRODUCTS SERIES FUND
Alliance Growth Portfolio -- Class B      Long-term growth of capital. Current      Alliance Capital Management, L.P.
                                          income is incidental to the Portfolio's
                                          objective
Alliance Growth and Income Portfolio --   Reasonable current income and reasonable
Class B                                   opportunity for appreciation
Alliance Premier Growth Portfolio --      Growth of capital by pursuing aggressive
Class B                                   investment policies
LSA VARIABLE SERIES TRUST
LSA Aggressive Growth Fund**              Long-term capital growth                  LSA Asset Management LLC
PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund --       Capital growth and current income         Putnam Investment Management, LLC
Class IB
Putnam VT International Growth Fund --    Capital appreciation
Class IB
Putnam VT Small Cap Value Fund --         Capital appreciation
Class IB
Putnam VT Voyager Fund -- Class IB        Capital appreciation

 *A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

**Sub-advised by Van Kampen Asset Management Inc.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                  18 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 21, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest

                                  19 PROSPECTUS
rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial adivsor or Northbrook at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

LIMITATIONS ON EXCESSIVE TRANSFERS
We reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer among the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

                                  20 PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

                                  21 PROSPECTUS

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner ( or Annuitant if the Contract owner is a non-natural person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

                                  22 PROSPECTUS

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages 7-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

                                  23 PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 25.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

                                  24 PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

- the Annuitant's 90th Birthday, or

- the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed amount income payments;

- variable amount income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination
Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed amount

                                  25 PROSPECTUS
income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable amount income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable amount income payments, we will apply your Contract Value in the Variable Account to variable amount income payments and your Contract Value in the Fixed Account Options to fixed amount income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE AMOUNT INCOME PAYMENTS
The amount of your variable amount income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and
(b) the amount of our administration expenses.

We cannot predict the total amount of your variable amount income payments. Your variable amount income payments may be more or less than your total purchase payments because (a) variable amount income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable amount income payments will decrease. The dollar amount of your variable amount income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable amount income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable amount income payments.

FIXED AMOUNT INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed amount income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed amount income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
You have the option to add Income Benefit Combination Option 2 to your Contract. Please note that once you have selected an optional income benefit your ability to select a different option may be limited. Please consult with your Financial Advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefits under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue offering these options at any time. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We also refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant as of the date we receive the completed application or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

- You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

- The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

- You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be

                                  26 PROSPECTUS
  calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

- The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan. The Income Benefit Combination Option 2 may not be available in all states.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person).

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

  1)   =   the withdrawal amount

  2)   =   the Contract Value immediately prior to the withdrawal, and

  3)   =   the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination Option 2 with the features of the Death Benefit Combination Option (described below).

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                                  27 PROSPECTUS

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-natural person) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option, Death Benefit Combination Option and Income and Death Benefit Combination Option 2 are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Further, if you select another option, the benefit(s) under the new option on the date we issue the new option will equal the Contract Value. You will not retain or transfer the benefits of the earlier option. Please consult with your Financial Advisor concerning the effect of selecting a different option before doing so. We may discontinue offering these options at any time. We may discontinue the offering of these options at any time. The Enhanced Earnings Death Benefit Plus Option is not available to owners of any IRA at this time.

If the Contract owner is a natural person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains

                                 28 PROSPECTUS
age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate daily at a rate equivalent to 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a natural person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

- We will reduce the Death Benefit A by a withdrawal adjustment (as described above under Performance Death Benefit Option) for any withdrawals since the prior Contract Anniversary; and

- We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination (described on page 26) with the features of the Death Benefit Combination Option. We sometimes refer to this as the "Best of the Best Income and Death Benefit Combo".

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

The Income and Death Benefit Combination Option 2 is not available in the state of Washington. On or about July 1, 2002, in the state of Washington only, we will offer the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. The mortality and expense risk charge for the Income and Death Benefit Combination Option is an additional 0.43% which reflects an additional 0.30% for the Income Benefit Combination portion and 0.13% for the Performance Death Benefit portion.

If you select the Income and Performance Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive a written request to add the rider, whichever is later, cannot exceed age 75.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. The Enhanced Earnings Death Benefit Rider is not available for purchase with any IRA at this time. If the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-natural person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

- the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-natural person) or 50% of In-Force Earnings.

                                 29 PROSPECTUS

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

- the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner ( or Annutitant if the Contract owner is a non-natural person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

- the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-natural person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

    In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

    In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

    An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

- the life of the New Owner;

- for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

- over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the contract is continued in the Accumulation Phase, the following restrictions apply:

     On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Conract is continued, your surviving spouse may choose one

                                 30 PROSPECTUS
     of the following transfer alternatives without incurring a transfer fee:

    (i) transfer all or a portion of the excess among the Variable Sub-Accounts;

    (ii) transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

    Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is a natural person, and not your spouse, or if there are multiple natural person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

- the life of the New Owner;

- for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

- over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non-natural person:

     (a)  The New Owner may elect to receive the death benefit in a lump sum; or

     (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central
          Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the TRANSFERS provision during this 5 year period.

                                  31 PROSPECTUS

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-natural person, the following apply:

    (a) The Contract owner may elect to receive the death benefit in a lump sum; or

    (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract Owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract Owner (other than a surviving spouse) elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

MORE INFORMATION
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NORTHBROOK
Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life,

                                  32 PROSPECTUS
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which results in an A+r rating to Northbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength ratings to Northbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios

                                  33 PROSPECTUS
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monitor for possible conflicts among separate accounts buying shares of the
Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers. We may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.20% of the average net assets of the Fixed Account Options to Morgan Stanley DW. In addition, Morgan Stanley DW may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.
NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY
Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately. Investment

                                  34 PROSPECTUS
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income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "ADEQUATELY DIVERSIFIED" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-qualified Contract,

                                  35 PROSPECTUS
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amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non qualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

1. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

2. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

3. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception

                                  36 PROSPECTUS
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to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Northbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Northbrook is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans under Sections 401 and 403; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Section 457.

Northbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from

                                  37 PROSPECTUS
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Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"QUALIFIED DISTRIBUTIONS" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the Contract Owner attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under this Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing the Enhanced Earnings Death Benefit Plus Option to be sold with an IRA. It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Northbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Northbrook is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "ELIGIBLE ROLLOVER DISTRIBUTIONS." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable

                                 38 PROSPECTUS
amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Northbrook is required to withhold federal income tax at a rate of 20% on all "ELIGIBLE ROLLOVER DISTRIBUTIONS" unless you elect to make a "DIRECT ROLLOVER" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Northbrook is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "ROLLED OVER" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "ROLLED OVER" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

- incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such

                                 39 PROSPECTUS
retirement plans (commonly referred to as "H.R.10" or "KEOGH") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. Performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                                  40 PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT
-------------------------------------------------------------------

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Northbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A)  Contract Value:                                                                        $125,000.00
(B)  Total Purchase Payments                                                                $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                        $0.00
(D)  In-Force Premium:                       (D) = (B) - (C)                                $100,000.00
(E)  In-Force Earnings:                      (E) = (A) - (D)                                 $25,000.00
(F)  Cap:                                    (F) = 100% X (D)                               $100,000.00
-------------------------------------------------------------------------------------------------------
(G)  Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]                      $12,500.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Northbrook receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)  Contract Value:                                                                        $105,000.00
(2)  Total Purchase Payments:                                                               $100,000.00
(3)  Prior Excess-of-Earnings Withdrawals:                                                        $0.00
(4)  In-Force Premium:                                                                      $100.000.00
(5)  In-Force Earnings:                      (5) = (1) - (4)                                  $5,000.00
(6)  Withdrawal Amount:                                                                      $10,000.00
(7)  Excess-of Earnings Withdrawal:          (7) = (6) - (5) and cannot be negative           $5,000.00
(8)  Total Excess-of-Earnings Withdrawals:   (8) = (3) + (7)                                  $5,000.00

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                        $114,000.00
(B)  In-Force Premium (before withdrawal):                                                  $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                    $5,000.00
(D)  In-Force Premium (after withdrawal):    (D) = (B) - (C)                                 $95,000.00
(E)  In-Force Earnings:                      (E) = (A) - (D)                                 $19,000.00
(F)  Cap:                                    (F) = 100% X (D)                                $95,000.00
-------------------------------------------------------------------------------------------------------
(G)  Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]                       $9,500.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

                                 41 PROSPECTUS

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Northbrook receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)  Contract Value:                                                                        $130,000.00
(2)  Contract Value on Rider Date:                                                          $110,000.00
(3)  Prior Excess-of-Earnings Withdrawals:                                                        $0.00
(4)  In-Force Premium:                                                                      $110,000.00
(5)  In-Force Earnings:                      (5) = (1) - (4)                                 $20,000.00
(6)  Withdrawal Amount:                                                                      $50,000.00
(7)  Excess-of Earnings Withdrawal:          (7) = (6) - (5) and cannot be negative          $30,000.00
(8)  Total Excess-of-Earnings Withdrawals:   (8) = (3) + (7)                                 $30,000.00

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A)  Contract Value:                                                                        $140,000.00
(B)  In-Force Premium (before withdrawal
     and purchase payment):                                                                 $110,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                                   $30,000.00
(D)  Additional Purchase Payment:                                                            $40,000.00
(E)  In-Force Premium (after withdrawal and
     purchase payment):                                                                     $120,000.00
(F)  In-Force Earnings:                      (F) = (A) - (E)                                 $20,000.00
(G)  Cap:                                    (G) = 50% X (E)                                 $60,000.00
-------------------------------------------------------------------------------------------------------
(H)  Enhanced Earnings Death Benefit Plus*:  (H) = MIN [25% X (F); (G)]                       $5,000.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Conract owner is a non-natural person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                                  42 PROSPECTUS

APPENDIX B
-------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-654-2397 to obtain a copy of the Statement of Additional Information.

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                             EACH SUB-ACCOUNT SINCE
                          CONTRACTS WERE FIRST OFFERED
                                (BASE CONTRACT)

                                                              FOR THE PERIOD BEGINNING
                                                                JANUARY 1* AND ENDING
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2000          2001
                                                              ----------   ------------
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
Aggressive Equity
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.677
  Accumulation Unit Value, End of Period....................     $9.677         $6.815
  Number of Units Outstanding, End of Period................    198,351        316,721
Capital Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.701
  Accumulation Unit Value, End of Period....................     $9.701         $7.035
  Number of Units Outstanding, End of Period................     64,349        100,606
Competitive Edge
  Accumulation Unit Value, Beginning of Period..............     $10.00         $8.414
  Accumulation Unit Value, End of Period....................     $8.414         $6.347
  Number of Units Outstanding, End of Period................     83,033        111,943
Dividend Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.683
  Accumulation Unit Value, End of Period....................    $10.683         $9.968
  Number of Units Outstanding, End of Period................    251,851      1,048,759
Equity
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.528
  Accumulation Unit Value, End of Period....................     $9.528         $6.855
  Number of Units Outstanding, End of Period................    675,279      1,600,336
European Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.190
  Accumulation Unit Value, End of Period....................     $9.190         $7.442
  Number of Units Outstanding, End of Period................    244,691        511,559
Global Dividend Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.931
  Accumulation Unit Value, End of Period....................     $9.931         $9.166
  Number of Units Outstanding, End of Period................     33,924        100,886
High Yield
  Accumulation Unit Value, Beginning of Period..............    $10.000         $6.944
  Accumulation Unit Value, End of Period....................     $6.944         $4.527
  Number of Units Outstanding, End of Period................     33,813        224,510

                                  43 PROSPECTUS

                                                              FOR THE PERIOD BEGINNING
                                                                JANUARY 1* AND ENDING
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2000          2001
                                                              ----------   ------------
Income Builder
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.030
  Accumulation Unit Value, End of Period....................    $10.030        $10.103
  Number of Units Outstanding, End of Period................     27,433        103,772
Information
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.292
  Accumulation Unit Value, End of Period....................     $9.292         $5.226
  Number of Units Outstanding, End of Period................     27,581        197,903
Limited Duration
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.303
  Accumulation Unit Value, End of Period....................    $10.303        $10.824
  Number of Units Outstanding, End of Period................     22,608        196,418
Money Market
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.262
  Accumulation Unit Value, End of Period....................    $10.262        $10.492
  Number of Units Outstanding, End of Period................    272,169      1,063,770
Pacific Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $7.272
  Accumulation Unit Value, End of Period....................     $7.272         $5.218
  Number of Units Outstanding, End of Period................      7,527         20,370
Quality Income Plus
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.748
  Accumulation Unit Value, End of Period....................    $10.748        $11.593
  Number of Units Outstanding, End of Period................    176,424        967,824
S&P 500 Index
  Accumulation Unit Value, Beginning of Period..............    $10.000         $8.959
  Accumulation Unit Value, End of Period....................     $8.959         $7.731
  Number of Units Outstanding, End of Period................    301,630        975,139
Strategist
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.922
  Accumulation Unit Value, End of Period....................     $9.922         $8.770
  Number of Units Outstanding, End of Period................    426,068      1,061,403
Utilities
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.130
  Accumulation Unit Value, End of Period....................    $10.130         $7.396
  Number of Units Outstanding, End of Period................    337,753        773,382
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity
  Accumulation Unit Value, Beginning of Period..............    $10.000         $6.386
  Accumulation Unit Value, End of Period....................     $6.386         $5.891
  Number of Units Outstanding, End of Period................     61,310         73,439
Morgan Stanley UIF Equity Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $8.335
  Accumulation Unit Value, End of Period....................     $8.335         $6.980
  Number of Units Outstanding, End of Period................    182,173        206,607

                                  44 PROSPECTUS

                                                              FOR THE PERIOD BEGINNING
                                                                JANUARY 1* AND ENDING
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2000          2001
                                                              ----------   ------------
Morgan Stanley UIF International Magnum
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.054
  Accumulation Unit Value, End of Period....................     $9.054         $7.209
  Number of Units Outstanding, End of Period................     41,665         75,869
Morgan Stanley UIF Mid Cap Growth
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --            --
  Number of Units Outstanding, End of Period................     --            --
Morgan Stanley UIF Mid Cap Value
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.231
  Accumulation Unit Value, End of Period....................    $10.231         $9.775
  Number of Units Outstanding, End of Period................     54,051        274,260
Morgan Stanley UIF U.S. Real Estate
  Accumulation Unit Value, Beginning of Period..............    $10.000        $11.503
  Accumulation Unit Value, End of Period....................    $11.503        $12.465
  Number of Units Outstanding, End of Period................     20,901         83,055
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND II SHARES)
Van Kampen LIT Comstock, Class II
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --            --
  Number of Units Outstanding, End of Period................     --            --
Van Kampen LIT Emerging Growth, Class I
  Accumulation Unit Value, Beginning of Period..............    $10.000         $8.129
  Accumulation Unit Value, End of Period....................     $8.129         $5.494
  Number of Units Outstanding, End of Period................    472,104        722,796
Van Kampen LIT Emerging Growth, Class II
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --             $8.106
  Number of Units Outstanding, End of Period................     --            175,128
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. Capital Appreciation
  Accumulation Unit Value, Beginning of Period..............    $10.000         $8.285
  Accumulation Unit Value, End of Period....................     $8.285         $6.270
  Number of Units Outstanding, End of Period................     90,817        201,850
AIM V.I. Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $7.400
  Accumulation Unit Value, End of Period....................     $7.400         $4.826
  Number of Units Outstanding, End of Period................    110,925        231,070
AIM V.I. Premier Equity
  Accumulation Unit Value, Beginning of Period..............    $10.000         $8.321
  Accumulation Unit Value, End of Period....................     $8.321         $7.178
  Number of Units Outstanding, End of Period................    312,033        611,786
ALLIANCE VARIABLE PRODUCTS SERIES (CLASS B SHARES)
Alliance Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $8.000
  Accumulation Unit Value, End of Period....................     $8.000         $6.026
  Number of Units Outstanding, End of Period................    119,976        269,657

                                  45 PROSPECTUS

                                                              FOR THE PERIOD BEGINNING
                                                                JANUARY 1* AND ENDING
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2000          2001
                                                              ----------   ------------
Alliance Growth and Income
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.242
  Accumulation Unit Value, End of Period....................    $10.242        $10.119
  Number of Units Outstanding, End of Period................    102,708        642,105
Alliance Premier Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $7.978
  Accumulation Unit Value, End of Period....................     $7.978         $6.501
  Number of Units Outstanding, End of Period................    304,578        358,857
LSA VARIABLE SERIES TRUST
LSA Aggressive Growth
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --            --
  Number of Units Outstanding, End of Period................     --            --
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
Putnam VT Growth and Income
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.564
  Accumulation Unit Value, End of Period....................    $10.564         $9.755
  Number of Units Outstanding, End of Period................     73,374        366,952
Putnam VT International Growth
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.016
  Accumulation Unit Value, End of Period....................     $9.016         $7.061
  Number of Units Outstanding, End of Period................    187,566        474,491
Putnam VT Small Cap Value
  Accumulation Unit Value, Beginning of Period..............     --            --
  Accumulation Unit Value, End of Period....................     --            --
  Number of Units Outstanding, End of Period................     --            --
Putnam VT Voyager
  Accumulation Unit Value, Beginning of Period..............    $10.000         $8.117
  Accumulation Unit Value, End of Period....................     $8.117         $6.213
  Number of Units Outstanding, End of Period................    211,436        340,965

*Contracts were first offered on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

                                  46 PROSPECTUS

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
                             EACH SUB-ACCOUNT SINCE
                          CONTRACTS WERE FIRST OFFERED
                 (WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS
                  OPTION {AGE 66-75} PLUS THE INCOME AND DEATH
                          BENEFIT COMBINATION OPTION 2

                                                                FOR THE
                                                                 PERIOD
                                                               BEGINNING
                                                               JANUARY 1*
                                                               AND ENDING
                                                              DECEMBER 31,
                                                              ------------
                                                                  2000
                                                              ------------
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
Aggressive Equity
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.157
  Number of Units Outstanding, End of Period................       3,625
Capital Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $8.797
  Number of Units Outstanding, End of Period................       1,878
Competitive Edge
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $8.948
  Number of Units Outstanding, End of Period................       2,373
Dividend Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.282
  Number of Units Outstanding, End of Period................      66,076
Equity
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.190
  Number of Units Outstanding, End of Period................      42,655
European Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.526
  Number of Units Outstanding, End of Period................       7,447
Global Dividend Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.656
  Number of Units Outstanding, End of Period................      15,650
High Yield
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $7.694
  Number of Units Outstanding, End of Period................      11,886
Income Builder
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.597
  Number of Units Outstanding, End of Period................      11,722


                                  47 PROSPECTUS

                                                                FOR THE
                                                                 PERIOD
                                                               BEGINNING
                                                               JANUARY 1*
                                                               AND ENDING
                                                              DECEMBER 31,
                                                              ------------
                                                                  2000
                                                              ------------
Information
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $8.906
  Number of Units Outstanding, End of Period................       6,671
Limited Duration
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................     $10.247
  Number of Units Outstanding, End of Period................      32,220
Money Market
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................     $10.022
  Number of Units Outstanding, End of Period................      59,819
Pacific Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $8.140
  Number of Units Outstanding, End of Period................       1,854
Quality Income Plus
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................     $10.389
  Number of Units Outstanding, End of Period................      83,474
S&P 500 Index
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.419
  Number of Units Outstanding, End of Period................      24,696
Strategist
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.503
  Number of Units Outstanding, End of Period................      36,980
Utilities
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $8.283
  Number of Units Outstanding, End of Period................      17,626
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.736
  Number of Units Outstanding, End of Period................       3,571
Morgan Stanley UIF Equity Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.604
  Number of Units Outstanding, End of Period................       4,178
Morgan Stanley UIF International Magnum
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.069
  Number of Units Outstanding, End of Period................       5,001


                                  48 PROSPECTUS

                                                                FOR THE
                                                                 PERIOD
                                                               BEGINNING
                                                               JANUARY 1*
                                                               AND ENDING
                                                              DECEMBER 31,
                                                              ------------
                                                                  2000
                                                              ------------
Morgan Stanley UIF Mid Cap Growth
  Accumulation Unit Value, Beginning of Period..............      --
  Accumulation Unit Value, End of Period....................      --
  Number of Units Outstanding, End of Period................      --
Morgan Stanley UIF Mid Cap Value
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.826
  Number of Units Outstanding, End of Period................      34,561
Morgan Stanley UIF U.S. Real Estate
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................     $10.225
  Number of Units Outstanding, End of Period................      16,325
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I AND II SHARES)
Van Kampen LIT Comstock, Class II
  Accumulation Unit Value, Beginning of Period..............      --
  Accumulation Unit Value, End of Period....................      --
  Number of Units Outstanding, End of Period................      --
Van Kampen LIT Emerging Growth, Class I
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.241
  Number of Units Outstanding, End of Period................           0
Van Kampen LIT Emerging Growth, Class II
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $8.740
  Number of Units Outstanding, End of Period................      33,708
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. Capital Appreciation
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.206
  Number of Units Outstanding, End of Period................      13,272
AIM V.I. Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $8.804
  Number of Units Outstanding, End of Period................       6,555
AIM V.I. Premier Equity
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.339
  Number of Units Outstanding, End of Period................      48,549
ALLIANCE VARIABLE PRODUCTS SERIES (CLASS B SHARES)
Alliance Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.101
  Number of Units Outstanding, End of Period................       1,281


                                 49 PROSPECTUS

                                                                FOR THE
                                                                 PERIOD
                                                               BEGINNING
                                                               JANUARY 1*
                                                               AND ENDING
                                                              DECEMBER 31,
                                                              ------------
                                                                  2000
                                                              ------------
Alliance Growth and Income
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.490
  Number of Units Outstanding, End of Period................      73,305
Alliance Premier Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.288
  Number of Units Outstanding, End of Period................      17,059
LSA VARIABLE SERIES TRUST
LSA Aggressive Growth
  Accumulation Unit Value, Beginning of Period..............      --
  Accumulation Unit Value, End of Period....................      --
  Number of Units Outstanding, End of Period................      --
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
Putnam VT Growth and Income
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.424
  Number of Units Outstanding, End of Period................      21,590
Putnam VT International Growth
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.150
  Number of Units Outstanding, End of Period................      12,096
Putnam VT Small Cap Value
  Accumulation Unit Value, Beginning of Period..............      --
  Accumulation Unit Value, End of Period....................      --
  Number of Units Outstanding, End of Period................      --
Putnam VT Voyager
  Accumulation Unit Value, Beginning of Period..............     $10.000
  Accumulation Unit Value, End of Period....................      $9.087
  Number of Units Outstanding, End of Period................      25,087

*Contracts with the Enhanced Earnings Death Benefit Plus and the Income and
 Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 2.10%.

                                  50 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------


----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Purchase of Contracts
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
----------------------------------------------------------------------------

----------------------------------------------------------------------------

GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
   Premium Taxes
----------------------------------------------------------------------------
   Tax Reserves
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                                  51 PROSPECTUS

THE MORGAN STANLEY VARIABLE ANNUITY II

                 MORGAN STANLEY VARIABLE ANNUITY II ASSETMANAGER

Northbrook Life Insurance Company           Statement of Additional Information
Northbrook Variable Annuity Account II                        dated May 1, 2002
300 N. Milwaukee Avenue
Vernon Hills, IL.  60061

1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts") and the Morgan Stanley Variable Annuity II AssetManager Contracts ("AssetManager Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2002, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

TABLE OF CONTENTS
Description                                                                 Page

Additions, Deletions or Substitutions of Investments
The Contract
         Purchases
         Tax-free Exchanges (1035 Exchanges, Rollovers and
                                Transfers)
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
          Incontestability
          Settlements
          Safekeeping of the Variable Account's Assets
          Premium Taxes
          Tax Reserves
Experts
Accumulation Unit Values                                                    A-1
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid underwriting commissions to Morgan Stanley DW of $49,879,046.98, $37, 586,872.81 and $24,601,167.63 for the years 1999, 2000 and 2001, respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

   1000(1 + T)n = ERV

where:

          T         =      average annual total return

          ERV       =      ending  redeemable  value of a hypothetical  $1,000
                           payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n         =      number of years in the period

         $1000      =      hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $56,196. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under each form of Contract for the periods ended December 31, 2001 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account.

The AssetManager Contracts were first offered to the public on July 20, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to July 20, 1998, reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the AssetManager Contracts, as well as the withdrawal and contract maintenance charges described above. In addition, performance figures for periods prior to the availability of any income benefit, death benefit or combination thereof that we offer have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

Variable Sub-Account Inception Dates: The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Variable Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Variable Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Variable Sub-Accounts commenced operations on February 23, 1994. The Income Builder Variable Sub-Account commenced operation on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts commenced operation on March 16, 1998. The S&P 500 Index, Competitive Edge ("Best Ideas") and U.S. Real Estate Variable Sub-Accounts commenced operations of May 18, 1998. The Limited Duration and Aggressive Equity Variable Sub-Accounts commenced operations on May 3, 1999. The Mid-Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and Premier Equity Variable Sub-Accounts, the Alliance Growth, Growth and Income, and Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, International Growth and Voyager Variable Sub-Accounts, which are available under Variable Annuity II Contracts only, commenced operations on January 31, 2000. The Information Sub-Account commenced operations on November 6, 2000. No standardized or non-standardized performance is shown for the LSA Aggressive Growth, Van Kampen LIT Comstock, Morgan Stanley UIF Mid Cap Growth and Putnam VT Small Cap Value which commenced operations on May 1, 2002.

                          VARIABLE ANNUITY II CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT)

                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception
Aggressive Equity                                                -33.74%       N/A          -1.71%
Capital Growth                                                   -31.62%      6.56%          5.95%
Competitive Edge                                                 -28.68%       N/A          -8.55%
Dividend Growth                                                  -10.80%      5.31%          9.43%
Equity                                                           -32.17%      11.09%        11.22%
European Growth                                                  -23.18%      6.13%         12.64%
Global Dividend Growth                                           -11.83%      4.11%          7.01%
High Yield                                                       -38.96%     -15.77%        -2.88%
Income Builder                                                    -3.39%       N/A           5.05%
Information                                                      -47.97%       N/A          -47.15%
Limited Duration                                                  0.97%        N/A           2.59%
Money Market                                                      -1.78%      3.42%          3.13%
Pacific Growth                                                   -32.72%     -16.43%        -10.74%
Quality Income Plus                                               3.77%       5.42%          5.84%
S&P 500 Index                                                    -17.74%       N/A          -0.17%
Strategist                                                       -15.71%      7.40%          7.58%
Utilities                                                        -31.07%      4.68%          6.95%
Morgan Stanley UIF Emerging Markets Equity                       -12.07%      -4.96%        -5.21%
Morgan Stanley UIF Equity Growth                                 -20.57%       N/A           8.88%
Morgan Stanley UIF International Magnum                          -24.70%       N/A          -1.15%
Morgan Stanley UIF Mid Cap Growth                                  N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                                  -8.77%       N/A          14.23%
Morgan Stanley UIF U.S. Real Estate                               4.05%        N/A           6.01%
Van Kampen LIT Comstock, Class I                                   N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                          -36.73%      14.12%        15.84%
AIM V.I. Capital Appreciation                                    -28.63%      4.39%         10.20%
AIM V.I. Growth                                                  -39.09%      2.28%          7.31%
AIM V.I. Premier Equity                                          -18.04%      8.05%         11.84%
Alliance Growth                                                  -28.99%      5.39%         12.14%
Alliance Growth and Income                                        -5.51%      12.70%        13.04%
Alliance Premier Growth                                          -22.82%      10.66%        13.81%
LSA Aggressive Growth                                              N/A         N/A            N/A
Putnam VT Growth and Income                                      -11.97%      6.30%         10.26%
Putnam VT International Growth                                   -26.00%          N/A          7.80%
Putnam VT Small Cap Value                                          N/A            N/A           N/A
Putnam VT Voyager                                                -27.77%         8.29%        11.30%




(WITH THE ENHANCED  DEATH BENEFIT  OPTION,  PERFORMANCE  DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -33.84%       N/A           -1.85%
Capital Growth                                             -31.72%      6.42%          5.82%
Competitive Edge                                           -28.78%       N/A           -8.68%
Dividend Growth                                            -10.92%      5.18%          9.29%
Equity                                                     -32.27%     10.95%          11.08%
European Growth                                            -23.29%      5.99%          12.49%
Global Dividend Growth                                     -11.95%      3.98%          6.88%
High Yield                                                 -39.05%     -15.88%         -3.01%
Income Builder                                             -3.52%        N/A           4.91%
Information                                                -48.04%       N/A          -47.23%
Limited Duration                                            0.83%        N/A           2.45%
Money Market                                               -1.91%       3.29%          3.00%
Pacific Growth                                             -32.82%     -16.54%        -10.86%
Quality Income Plus                                         3.63%       5.29%          5.70%
S&P 500 Index                                              -17.85%       N/A           -0.30%
Strategist                                                 -15.83%      7.26%          7.44%
Utilities                                                  -31.16%      4.54%          6.81%
Morgan Stanley UIF Emerging Markets Equity                 -12.19%       N/A           -8.18%
Morgan Stanley UIF Equity Growth                           -20.68%       N/A           -0.51%
Morgan Stanley UIF International Magnum                    -24.80%       N/A           -5.80%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -8.90%        N/A           2.69%
Morgan Stanley UIF U.S. Real Estate                         3.90%        N/A           4.05%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.82%       N/A           9.56%
AIM V.I. Capital Appreciation                              -28.73%       N/A          -21.26%
AIM V.I. Growth                                            -39.18%       N/A          -31.17%
AIM V.I. Premier Equity                                    -18.15%       N/A          -16.97%
Alliance Growth                                            -29.09%       N/A          -23.69%
Alliance Growth and Income                                 -5.64%        N/A           5.42%
Alliance Premier Growth                                    -22.93%       N/A          -19.48%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.09%       N/A           -1.49%
Putnam VT International Growth                             -26.10%       N/A          -17.65%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -27.87%       N/A          -23.08%



(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -33.91%       N/A           -1.96%
Capital Growth                                             -31.80%      6.30%          5.70%
Competitive Edge                                           -28.86%       N/A           -8.78%
Dividend Growth                                            -11.02%      5.06%          9.17%
Equity                                                     -32.35%     10.82%          10.95%
European Growth                                            -23.38%      5.87%          12.37%
Global Dividend Growth                                     -12.05%      3.86%          6.76%
High Yield                                                 -39.12%     -15.97%         -3.11%
Income Builder                                             -3.64%        N/A           4.80%
Information                                                -48.10%       N/A          -47.29%
Limited Duration                                            0.71%        N/A           2.34%
Money Market                                               -2.03%       3.17%          2.89%
Pacific Growth                                             -32.90%     -16.64%        -10.96%
Quality Income Plus                                         3.51%       5.17%          5.59%
S&P 500 Index                                              -17.94%       N/A           -0.42%
Strategist                                                 -15.92%      7.15%          7.32%
Utilities                                                  -31.24%      4.43%          6.69%
Morgan Stanley UIF Emerging Markets Equity                 -12.29%       N/A           -8.29%
Morgan Stanley UIF Equity Growth                           -20.78%       N/A           -0.62%
Morgan Stanley UIF International Magnum                    -24.89%       N/A           -5.91%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.00%        N/A           2.57%
Morgan Stanley UIF U.S. Real Estate                         3.78%        N/A           3.93%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.90%       N/A           9.44%
AIM V.I. Capital Appreciation                              -28.82%       N/A          -21.35%
AIM V.I. Growth                                            -39.25%       N/A          -31.25%
AIM V.I. Premier Equity                                    -18.24%       N/A          -17.06%
Alliance Growth                                            -29.17%       N/A          -23.78%
Alliance Growth and Income                                 -5.74%        N/A           5.30%
Alliance Premier Growth                                    -23.02%       N/A          -19.57%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.19%       N/A           -1.60%
Putnam VT International Growth                             -26.19%       N/A          -17.75%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -27.96%       N/A          -23.17%








(WITH THE INCOME BENEFIT COMBINATION OPTION 2)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -33.96%       N/A           -2.02%
Capital Growth                                             -31.84%      6.24%          5.64%
Competitive Edge                                           -28.91%       N/A           -8.84%
Dividend Growth                                            -11.08%      5.00%          9.10%
Equity                                                     -32.39%     10.76%          10.89%
European Growth                                            -23.43%      5.81%          12.30%
Global Dividend Growth                                     -12.11%      3.80%          6.70%
High Yield                                                 -39.16%     -16.02%         -3.17%
Income Builder                                             -3.70%        N/A           4.73%
Information                                                -48.14%       N/A          -47.32%
Limited Duration                                            0.65%        N/A           2.27%
Money Market                                               -2.09%       3.11%          2.82%
Pacific Growth                                             -32.94%     -16.69%        -11.02%
Quality Income Plus                                         3.45%       5.11%          5.52%
S&P 500 Index                                              -18.00%       N/A           -0.48%
Strategist                                                 -15.98%      7.08%          7.26%
Utilities                                                  -31.29%      4.37%          6.63%
Morgan Stanley UIF Emerging Markets Equity                 -12.34%       N/A           -8.34%
Morgan Stanley UIF Equity Growth                           -20.83%       N/A           -0.68%
Morgan Stanley UIF International Magnum                    -24.94%       N/A           -5.96%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.06%        N/A           2.51%
Morgan Stanley UIF U.S. Real Estate                         3.72%        N/A           3.87%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.94%       N/A           9.37%
AIM V.I. Capital Appreciation                              -28.86%       N/A          -21.40%
AIM V.I. Growth                                            -39.29%       N/A          -31.30%
AIM V.I. Premier Equity                                    -18.30%       N/A          -17.12%
Alliance Growth                                            -29.21%       N/A          -23.83%
Alliance Growth and Income                                 -5.80%        N/A           5.23%
Alliance Premier Growth                                    -23.07%       N/A          -19.62%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.25%       N/A           -1.66%
Putnam VT International Growth                             -26.24%       N/A          -17.80%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.00%       N/A          -23.22%







(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -34.10%       N/A           -2.22%
Capital Growth                                             -31.99%      6.02%          5.42%
Competitive Edge                                           -29.06%       N/A           -9.03%
Dividend Growth                                            -11.26%      4.79%          8.88%
Equity                                                     -32.53%     10.53%          10.67%
European Growth                                            -23.59%      5.60%          12.08%
Global Dividend Growth                                     -12.29%      3.59%          6.48%
High Yield                                                 -39.29%     -16.20%         -3.37%
Income Builder                                             -3.90%        N/A           4.52%
Information                                                -48.25%       N/A          -47.44%
Limited Duration                                            0.44%        N/A           2.06%
Money Market                                               -2.30%       2.90%          2.62%
Pacific Growth                                             -33.08%     -16.86%        -11.19%
Quality Income Plus                                         3.23%       4.89%          5.31%
S&P 500 Index                                              -18.17%       N/A           -0.68%
Strategist                                                 -16.15%      6.87%          7.04%
Utilities                                                  -31.43%      4.16%          6.41%
Morgan Stanley UIF Emerging Markets Equity                 -12.53%       N/A           -8.53%
Morgan Stanley UIF Equity Growth                           -20.99%       N/A           -0.88%
Morgan Stanley UIF International Magnum                    -25.10%       N/A           -6.16%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.25%        N/A           2.29%
Morgan Stanley UIF U.S. Real Estate                         3.50%        N/A           3.66%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -37.07%       N/A           9.15%
AIM V.I. Capital Appreciation                              -29.01%       N/A          -21.57%
AIM V.I. Growth                                            -39.42%       N/A          -31.45%
AIM V.I. Premier Equity                                    -18.47%       N/A          -17.29%
Alliance Growth                                            -29.36%       N/A          -24.00%
Alliance Growth and Income                                 -6.00%        N/A           5.01%
Alliance Premier Growth                                    -23.23%       N/A          -19.80%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.43%       N/A           -1.87%
Putnam VT International Growth                             -26.39%       N/A          -17.97%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.16%       N/A          -23.38%




(WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -33.89%       N/A           -1.92%
Capital Growth                                             -31.77%      6.35%          5.74%
Competitive Edge                                           -28.83%       N/A           -8.74%
Dividend Growth                                            -10.98%      5.10%          9.21%
Equity                                                     -32.32%     10.87%          11.00%
European Growth                                            -23.35%      5.92%          12.41%
Global Dividend Growth                                     -12.02%      3.90%          6.80%
High Yield                                                 -39.09%     -15.94%         -3.08%
Income Builder                                             -3.60%        N/A           4.84%
Information                                                -48.08%       N/A          -47.27%
Limited Duration                                            0.76%        N/A           2.38%
Money Market                                               -1.99%       3.22%          2.93%
Pacific Growth                                             -32.87%     -16.60%        -10.93%
Quality Income Plus                                         3.56%       5.21%          5.63%
S&P 500 Index                                              -17.91%       N/A           -0.38%
Strategist                                                 -15.89%      7.19%          7.37%
Utilities                                                  -31.21%      4.47%          6.73%
Morgan Stanley UIF Emerging Markets Equity                 -12.25%       N/A           -8.25%
Morgan Stanley UIF Equity Growth                           -20.74%       N/A           -0.58%
Morgan Stanley UIF International Magnum                    -24.86%       N/A           -5.87%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -8.96%        N/A           2.61%
Morgan Stanley UIF U.S. Real Estate                         3.83%        N/A           3.97%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.87%       N/A           9.48%
AIM V.I. Capital Appreciation                              -28.78%       N/A          -21.32%
AIM V.I. Growth                                            -39.23%       N/A          -31.22%
AIM V.I. Premier Equity                                    -18.21%       N/A          -17.03%
Alliance Growth                                            -29.14%       N/A          -23.75%
Alliance Growth and Income                                 -5.71%        N/A           5.34%
Alliance Premier Growth                                    -22.99%       N/A          -19.54%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.16%       N/A           -1.56%
Putnam VT International Growth                             -26.16%       N/A          -17.71%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -27.93%       N/A          -23.13%








(WITH THE INCOME AND DEATH BENEFIT  COMBINATION  OPTION 2 AND ENHANCED  EARNINGS
DEATH BENEFIT OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -34.24%       N/A           -2.43%
Capital Growth                                             -32.13%      5.81%          5.21%
Competitive Edge                                           -29.21%       N/A           -9.21%
Dividend Growth                                            -11.45%      4.57%          8.66%
Equity                                                     -32.68%     10.31%          10.44%
European Growth                                            -23.75%      5.38%          11.85%
Global Dividend Growth                                     -12.48%      3.38%          6.27%
High Yield                                                 -39.42%     -16.37%         -3.56%
Income Builder                                             -4.10%        N/A           4.31%
Information                                                -48.36%       N/A          -47.55%
Limited Duration                                            0.23%        N/A           1.85%
Money Market                                               -2.50%       2.70%          2.41%
Pacific Growth                                             -33.23%     -17.03%        -11.37%
Quality Income Plus                                         3.02%       4.68%          5.10%
S&P 500 Index                                              -18.34%       N/A           -0.89%
Strategist                                                 -16.33%      6.65%          6.83%
Utilities                                                  -31.58%      3.95%          6.20%
Morgan Stanley UIF Emerging Markets Equity                 -12.71%       N/A           -8.72%
Morgan Stanley UIF Equity Growth                           -21.16%       N/A           -1.09%
Morgan Stanley UIF International Magnum                    -25.26%       N/A           -6.35%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.44%        N/A           2.08%
Morgan Stanley UIF U.S. Real Estate                         3.29%        N/A           3.44%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -37.21%       N/A           8.93%
AIM V.I. Capital Appreciation                              -29.16%       N/A          -21.74%
AIM V.I. Growth                                            -39.55%       N/A          -31.60%
AIM V.I. Premier Equity                                    -18.64%       N/A          -17.47%
Alliance Growth                                            -29.51%       N/A          -24.16%
Alliance Growth and Income                                 -6.20%        N/A           4.79%
Alliance Premier Growth                                    -23.39%       N/A          -19.97%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.62%       N/A           -2.07%
Putnam VT International Growth                             -26.55%       N/A          -18.15%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.31%       N/A          -23.54%


                             ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.67%       N/A           -0.67%
Capital Growth                                             -27.56%      6.43%          5.69%
Competitive Edge                                           -24.62%       N/A           -7.91%
Dividend Growth                                            -6.78%       5.19%          9.16%
Equity                                                     -28.11%     10.93%          10.95%
European Growth                                            -19.14%      6.00%          12.36%
Global Dividend Growth                                     -7.81%       4.00%          6.75%
High Yield                                                 -34.88%     -15.65%         -3.12%
Income Builder                                              0.60%        N/A           5.07%
Information                                                -43.86%       N/A          -43.26%
Limited Duration                                            4.95%        N/A           3.54%
Money Market                                                2.21%       3.31%          2.88%
Pacific Growth                                             -28.66%     -16.30%        -10.98%
Quality Income Plus                                         7.75%       5.30%          5.58%
S&P 500 Index                                              -13.71%       N/A           0.28%
Strategist                                                 -11.68%      7.27%          7.31%
Utilities                                                  -27.00%      4.56%          6.68%
Morgan Stanley UIF Emerging Markets Equity                 -8.05%        N/A           -7.45%
Morgan Stanley UIF Equity Growth                           -16.54%       N/A           0.05%
Morgan Stanley UIF International Magnum                    -20.65%       N/A           -5.13%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.76%        N/A           4.70%
Morgan Stanley UIF U.S. Real Estate                         8.02%        N/A           4.55%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -32.66%       N/A           9.95%
AIM V.I. Capital Appreciation                              -24.58%       N/A          -18.65%
AIM V.I. Growth                                            -35.01%       N/A          -28.20%
AIM V.I. Premier Equity                                    -14.03%       N/A          -14.49%
Alliance Growth                                            -24.93%       N/A          -21.00%
Alliance Growth and Income                                 -1.51%        N/A           7.38%
Alliance Premier Growth                                    -18.78%       N/A          -16.92%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -7.96%        N/A           0.61%
Putnam VT International Growth                             -21.95%       N/A          -15.14%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.72%       N/A          -20.40%






(WITH THE ENHANCED DEATH BENEFIT OPTION,  PERFORMANCE  DEATH BENEFIT OPTION,  OR
PERFORMANCE INCOME BENEFIT OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.77%       N/A           -0.79%
Capital Growth                                             -27.65%      6.29%          5.55%
Competitive Edge                                           -24.72%       N/A           -8.03%
Dividend Growth                                            -6.90%       5.05%          9.02%
Equity                                                     -28.20%     10.78%          10.80%
European Growth                                            -19.25%      5.86%          12.22%
Global Dividend Growth                                     -7.94%       3.86%          6.61%
High Yield                                                 -34.96%     -15.76%         -3.25%
Income Builder                                              0.47%        N/A           4.94%
Information                                                -43.94%       N/A          -43.34%
Limited Duration                                            4.82%        N/A           3.41%
Money Market                                                2.08%       3.18%          2.74%
Pacific Growth                                             -28.75%     -16.41%        -11.09%
Quality Income Plus                                         7.61%       5.16%          5.44%
S&P 500 Index                                              -13.82%       N/A           0.15%
Strategist                                                 -11.80%      7.13%          7.17%
Utilities                                                  -27.10%      4.43%          6.54%
Morgan Stanley UIF Emerging Markets Equity                 -8.17%        N/A           -7.57%
Morgan Stanley UIF Equity Growth                           -16.65%       N/A           -0.08%
Morgan Stanley UIF International Magnum                    -20.75%       N/A           -5.25%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.89%        N/A           4.57%
Morgan Stanley UIF U.S. Real Estate                         7.88%        N/A           4.41%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -32.75%       N/A           9.80%
AIM V.I. Capital Appreciation                              -24.68%       N/A          -18.75%
AIM V.I. Growth                                            -35.10%       N/A          -28.30%
AIM V.I. Premier Equity                                    -14.14%       N/A          -14.60%
Alliance Growth                                            -25.03%       N/A          -21.10%
Alliance Growth and Income                                 -1.63%        N/A           7.24%
Alliance Premier Growth                                    -18.89%       N/A          -17.03%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -8.08%        N/A           0.48%
Putnam VT International Growth                             -22.05%       N/A          -15.25%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.82%       N/A          -20.51%










(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception
Aggressive Equity                                          -29.84%       N/A           -0.90%
Capital Growth                                             -27.73%      6.17%          5.44%
Competitive Edge                                           -24.81%       N/A           -8.13%
Dividend Growth                                            -7.01%       4.94%          8.90%
Equity                                                     -28.28%     10.66%          10.68%
European Growth                                            -19.34%      5.74%          12.09%
Global Dividend Growth                                     -8.04%       3.75%          6.50%
High Yield                                                 -35.04%     -15.85%         -3.36%
Income Builder                                              0.36%        N/A           4.82%
Information                                                -44.00%       N/A          -43.40%
Limited Duration                                            4.70%        N/A           3.29%
Money Market                                                1.96%       3.07%          2.63%
Pacific Growth                                             -28.83%     -16.51%        -11.19%
Quality Income Plus                                         7.49%       5.04%          5.32%
S&P 500 Index                                              -13.91%       N/A           0.04%
Strategist                                                 -11.90%      7.01%          7.06%
Utilities                                                  -27.18%      4.31%          6.43%
Morgan Stanley UIF Emerging Markets Equity                 -8.27%        N/A           -7.68%
Morgan Stanley UIF Equity Growth                           -16.74%       N/A           -0.19%
Morgan Stanley UIF International Magnum                    -20.84%       N/A           -5.36%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -4.99%        N/A           4.45%
Morgan Stanley UIF U.S. Real Estate                         7.76%        N/A           4.30%
Van Kampen LIT Comstock, Class I                             N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -32.82%       N/A           9.68%
AIM V.I. Capital Appreciation                              -24.76%       N/A          -18.84%
AIM V.I. Growth                                            -35.17%       N/A          -28.38%
AIM V.I. Premier Equity                                    -14.24%       N/A          -14.70%
Alliance Growth                                            -25.11%       N/A          -21.19%
Alliance Growth and Income                                 -1.74%        N/A           7.12%
Alliance Premier Growth                                    -18.98%       N/A          -17.12%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -8.18%        N/A           0.37%
Putnam VT International Growth                             -22.14%       N/A          -15.35%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -23.90%       N/A          -20.59%



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized  Return = (1 = r)1/n - 1


        where              r = cumulative  rate of return for the period shown,

        and                n = number of years in period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over a period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized annualized total returns for the Variable Sub-Accounts for the period ended December 31, 2001 are set out below. The AssetManager Contracts were first offered to the public on July 20, 1998. Accordingly, performance figures for certain Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges (but not the withdrawal charge, contract maintenance charge, or taxes) under the AssetManager Contracts that would have applied had it been available during the period shown. In addition, performance figures for periods prior to the availability of an optional income benefit, death benefit or combination thereof have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.

The inception date of each Variable Sub-Account appears under "Standardized Total Returns," above.


                          VARIABLE ANNUITY II CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR INCOME BENEFIT)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.43%       N/A           -0.36%
Capital Growth                                           -27.30%      6.74%          6.01%
Competitive Edge                                         -24.36%       N/A           -7.60%
Dividend Growth                                          -6.48%       5.51%          9.47%
Equity                                                   -27.86%     11.24%          11.26%
European Growth                                          -18.87%      6.31%          12.67%
Global Dividend Growth                                   -7.51%       4.31%          7.07%
High Yield                                               -34.64%     -15.35%         -2.83%
Income Builder                                            0.92%        N/A           5.39%
Information                                              -43.65%       N/A          -43.01%
Limited Duration                                          5.29%        N/A           3.88%
Money Market                                              2.54%       3.63%          3.19%
Pacific Growth                                           -28.41%     -15.99%        -10.66%
Quality Income Plus                                       8.09%       5.62%          5.89%
S&P 500 Index                                            -13.42%       N/A           0.59%
Strategist                                               -11.39%      7.58%          7.63%
Utilities                                                -26.75%      4.87%          6.99%
Morgan Stanley UIF Emerging Markets Equity               -7.75%        N/A           -7.14%
Morgan Stanley UIF Equity Growth                         -16.26%       N/A           0.36%
Morgan Stanley UIF International Magnum                  -20.38%       N/A           -4.82%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.46%        N/A           5.03%
Morgan Stanley UIF U.S. Real Estate                       8.36%        N/A           4.89%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.42%       N/A           10.27%
AIM V.I. Capital Appreciation                            -24.32%       N/A          -18.36%
AIM V.I. Growth                                          -34.78%       N/A          -27.94%
AIM V.I. Premier Equity                                  -13.72%       N/A          -14.19%
Alliance Growth                                          -24.67%       N/A          -20.72%
Alliance Growth and Income                               -1.19%        N/A           7.71%
Alliance Premier Growth                                  -18.51%       N/A          -16.63%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.65%        N/A           0.93%
Putnam VT International Growth                           -21.68%       N/A          -14.86%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.46%       N/A          -20.12%




(WITH THE ENHANCED DEATH BENEFIT OPTION,  PERFORMANCE  DEATH BENEFIT OPTION,  OR
THE PERFORMANCE INCOME BENEFIT OPTION)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.52%       N/A           -0.49%
Capital Growth                                           -27.40%      6.60%          5.87%
Competitive Edge                                         -24.46%       N/A           -7.72%
Dividend Growth                                          -6.60%       5.37%          9.33%
Equity                                                   -27.95%     11.10%          11.12%
European Growth                                          -18.97%      6.17%          12.53%
Global Dividend Growth                                   -7.63%       4.18%          6.93%
High Yield                                               -34.73%     -15.46%         -2.96%
Income Builder                                            0.79%        N/A           5.25%
Information                                              -43.72%       N/A          -43.08%
Limited Duration                                          5.15%        N/A           3.74%
Money Market                                              2.40%       3.50%          3.06%
Pacific Growth                                           -28.50%     -16.10%        -10.77%
Quality Income Plus                                       7.95%       5.48%          5.76%
S&P 500 Index                                            -13.53%       N/A           0.46%
Strategist                                               -11.51%      7.44%          7.49%
Utilities                                                -26.84%      4.73%          6.85%
Morgan Stanley UIF Emerging Markets Equity               -7.87%        N/A           -7.26%
Morgan Stanley UIF Equity Growth                         -16.37%       N/A           0.23%
Morgan Stanley UIF International Magnum                  -20.48%       N/A           -4.95%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.58%        N/A           4.90%
Morgan Stanley UIF U.S. Real Estate                       8.22%        N/A           4.76%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.51%       N/A           10.12%
AIM V.I. Capital Appreciation                            -24.41%       N/A          -18.47%
AIM V.I. Growth                                          -34.86%       N/A          -28.03%
AIM V.I. Premier Equity                                  -13.83%       N/A          -14.30%
Alliance Growth                                          -24.77%       N/A          -20.82%
Alliance Growth and Income                               -1.32%        N/A           7.57%
Alliance Premier Growth                                  -18.61%       N/A          -16.74%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.78%        N/A           0.80%
Putnam VT International Growth                           -21.79%       N/A          -14.97%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.56%       N/A          -20.23%




 (WITH THE PERFORMANCE DEATH BENEFIT OPTION OR DEATH BENEFIT COMBINATION OPTION)


                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.60%       N/A           -0.60%
Capital Growth                                           -27.48%      6.48%          5.75%
Competitive Edge                                         -24.55%       N/A           -7.82%
Dividend Growth                                          -6.70%       5.25%          9.21%
Equity                                                   -28.03%     10.98%          11.00%
European Growth                                          -19.06%      6.06%          12.40%
Global Dividend Growth                                   -7.74%       4.06%          6.81%
High Yield                                               -34.80%     -15.56%         -3.07%
Income Builder                                            0.68%        N/A           5.14%
Information                                              -43.79%       N/A          -43.15%
Limited Duration                                          5.03%        N/A           3.63%
Money Market                                              2.29%       3.39%          2.95%
Pacific Growth                                           -28.58%     -16.19%        -10.87%
Quality Income Plus                                       7.83%       5.37%          5.64%
S&P 500 Index                                            -13.63%       N/A           0.35%
Strategist                                               -11.61%      7.33%          7.37%
Utilities                                                -26.93%      4.62%          6.73%
Morgan Stanley UIF Emerging Markets Equity               -7.97%        N/A           -7.36%
Morgan Stanley UIF Equity Growth                         -16.46%       N/A           0.12%
Morgan Stanley UIF International Magnum                  -20.57%       N/A           -5.05%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.69%        N/A           4.78%
Morgan Stanley UIF U.S. Real Estate                       8.10%        N/A           4.64%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.58%       N/A           10.00%
AIM V.I. Capital Appreciation                            -24.50%       N/A          -18.56%
AIM V.I. Growth                                          -34.93%       N/A          -28.11%
AIM V.I. Premier Equity                                  -13.93%       N/A          -14.39%
Alliance Growth                                          -24.85%       N/A          -20.91%
Alliance Growth and Income                               -1.43%        N/A           7.46%
Alliance Premier Growth                                  -18.70%       N/A          -16.83%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.88%        N/A           0.69%
Putnam VT International Growth                           -21.87%       N/A          -15.06%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.64%       N/A          -20.31%








(WITH THE INCOME BENEFIT COMBINATION OPTION 2)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.64%       N/A           -0.65%
Capital Growth                                           -27.52%      6.42%          5.69%
Competitive Edge                                         -24.59%       N/A           -7.88%
Dividend Growth                                          -6.76%       5.19%          9.14%
Equity                                                   -28.07%     10.91%          10.93%
European Growth                                          -19.11%      5.99%          12.34%
Global Dividend Growth                                   -7.79%       4.00%          6.75%
High Yield                                               -34.84%     -15.61%         -3.12%
Income Builder                                            0.62%        N/A           5.07%
Information                                              -43.82%       N/A          -43.18%
Limited Duration                                          4.97%        N/A           3.57%
Money Market                                              2.23%       3.32%          2.88%
Pacific Growth                                           -28.62%     -16.24%        -10.92%
Quality Income Plus                                       7.76%       5.30%          5.58%
S&P 500 Index                                            -13.68%       N/A           0.29%
Strategist                                               -11.66%      7.26%          7.31%
Utilities                                                -26.97%      4.56%          6.67%
Morgan Stanley UIF Emerging Markets Equity               -8.03%        N/A           -7.42%
Morgan Stanley UIF Equity Growth                         -16.51%       N/A           0.06%
Morgan Stanley UIF International Magnum                  -20.62%       N/A           -5.11%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.74%        N/A           4.72%
Morgan Stanley UIF U.S. Real Estate                       8.04%        N/A           4.58%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.62%       N/A           9.94%
AIM V.I. Capital Appreciation                            -24.54%       N/A          -18.61%
AIM V.I. Growth                                          -34.97%       N/A          -28.16%
AIM V.I. Premier Equity                                  -13.98%       N/A          -14.45%
Alliance Growth                                          -24.90%       N/A          -20.96%
Alliance Growth and Income                               -1.49%        N/A           7.39%
Alliance Premier Growth                                  -18.75%       N/A          -16.88%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.93%        N/A           0.63%
Putnam VT International Growth                           -21.92%       N/A          -15.11%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.69%       N/A          -20.36%








(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)


                                                                               10 Years or Since
   Variable Sub-Accounts                                1 Year      5 Years        Inception
   Aggressive Equity                                    -29.78%       N/A           -0.85%
   Capital Growth                                       -27.67%      6.21%           5.48%
   Competitive Edge                                     -24.74%       N/A           -8.06%
   Dividend Growth                                      -6.95%       4.98%           8.92%
   Equity                                               -28.22%      10.69%         10.71%
   European Growth                                      -19.27%      5.78%          12.11%
   Global Dividend Growth                               -7.98%       3.79%           6.53%
   High Yield                                           -34.97%     -15.78%         -3.32%
   Income Builder                                        0.42%        N/A            4.87%
   Information                                          -43.93%       N/A           -43.30%
   Limited Duration                                      4.76%        N/A            3.36%
   Money Market                                          2.02%       3.12%           2.68%
   Pacific Growth                                       -28.77%     -16.41%         -11.10%
   Quality Income Plus                                   7.55%       5.09%           5.36%
   S&P 500 Index                                        -13.85%       N/A            0.09%
   Strategist                                           -11.84%      7.05%           7.09%
   Utilities                                            -27.12%      4.35%           6.46%
   Morgan Stanley UIF Emerging Markets Equity           -8.21%        N/A           -7.60%
   Morgan Stanley UIF Equity Growth                     -16.68%       N/A           -0.14%
   Morgan Stanley UIF International Magnum              -20.78%       N/A           -5.30%
   Morgan Stanley UIF Mid Cap Growth                      N/A         N/A             N/A
   Morgan Stanley UIF Mid Cap Value                     -4.93%        N/A            4.51%
   Morgan Stanley UIF U.S. Real Estate                   7.82%        N/A            4.37%
   Van Kampen LIT Comstock, Class I                       N/A         N/A             N/A
   Van Kampen LIT Emerging Growth, Class I              -32.76%       N/A            9.72%
   AIM V.I. Capital Appreciation                        -24.70%       N/A           -18.77%
   AIM V.I. Growth                                      -35.11%       N/A           -28.30%
   AIM V.I. Premier Equity                              -14.15%       N/A           -14.62%
   Alliance Growth                                      -25.05%       N/A           -21.12%
   Alliance Growth and Income                           -1.68%        N/A            7.18%
   Alliance Premier Growth                              -18.91%       N/A           -17.05%
   LSA Aggressive Growth                                  N/A         N/A             N/A
   Putnam VT Growth and Income                          -8.12%        N/A            0.43%
   Putnam VT International Growth                       -22.08%       N/A           -15.28%
   Putnam VT Small Cap Value                              N/A         N/A             N/A
   Putnam VT Voyager                                    -23.84%       N/A           -20.52%









(WITH ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.57%       N/A           -0.56%
Capital Growth                                           -27.45%      6.52%          5.79%
Competitive Edge                                         -24.52%       N/A           -7.79%
Dividend Growth                                          -6.67%       5.29%          9.25%
Equity                                                   -28.00%     11.02%          11.04%
European Growth                                          -19.03%      6.10%          12.45%
Global Dividend Growth                                   -7.70%       4.11%          6.85%
High Yield                                               -34.78%     -15.52%         -3.03%
Income Builder                                            0.72%        N/A           5.18%
Information                                              -43.76%       N/A          -43.12%
Limited Duration                                          5.07%        N/A           3.67%
Money Market                                              2.33%       3.43%          2.99%
Pacific Growth                                           -28.55%     -16.16%        -10.83%
Quality Income Plus                                       7.87%       5.41%          5.68%
S&P 500 Index                                            -13.59%       N/A           0.39%
Strategist                                               -11.57%      7.37%          7.41%
Utilities                                                -26.90%      4.66%          6.78%
Morgan Stanley UIF Emerging Markets Equity               -7.94%        N/A           -7.33%
Morgan Stanley UIF Equity Growth                         -16.43%       N/A           0.16%
Morgan Stanley UIF International Magnum                  -20.54%       N/A           -5.01%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.65%        N/A           4.82%
Morgan Stanley UIF U.S. Real Estate                       8.14%        N/A           4.68%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.55%       N/A           10.05%
AIM V.I. Capital Appreciation                            -24.47%       N/A          -18.53%
AIM V.I. Growth                                          -34.91%       N/A          -28.08%
AIM V.I. Premier Equity                                  -13.89%       N/A          -14.36%
Alliance Growth                                          -24.82%       N/A          -20.88%
Alliance Growth and Income                               -1.39%        N/A           7.50%
Alliance Premier Growth                                  -18.67%       N/A          -16.80%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.84%        N/A           0.73%
Putnam VT International Growth                           -21.84%       N/A          -15.03%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.61%       N/A          -20.28%



(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.92%       N/A           -1.05%
Capital Growth                                           -27.81%      5.99%          5.27%
Competitive Edge                                         -24.89%       N/A           -8.25%
Dividend Growth                                          -7.14%       4.77%          8.71%
Equity                                                   -28.36%     10.47%          10.49%
European Growth                                          -19.44%      5.57%          11.89%
Global Dividend Growth                                   -8.16%       3.59%          6.32%
High Yield                                               -35.10%     -15.95%         -3.51%
Income Builder                                            0.22%        N/A           4.66%
Information                                              -44.05%       N/A          -43.41%
Limited Duration                                          4.55%        N/A           3.15%
Money Market                                              1.82%       2.91%          2.47%
Pacific Growth                                           -28.91%     -16.58%        -11.28%
Quality Income Plus                                       7.33%       4.88%          5.15%
S&P 500 Index                                            -14.03%       N/A           -0.11%
Strategist                                               -12.01%      6.83%          6.88%
Utilities                                                -27.26%      4.14%          6.24%
Morgan Stanley UIF Emerging Markets Equity               -8.40%        N/A           -7.79%
Morgan Stanley UIF Equity Growth                         -16.84%       N/A           -0.34%
Morgan Stanley UIF International Magnum                  -20.94%       N/A           -5.49%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -5.13%        N/A           4.30%
Morgan Stanley UIF U.S. Real Estate                       7.60%        N/A           4.16%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.89%       N/A           9.50%
AIM V.I. Capital Appreciation                            -24.85%       N/A          -18.93%
AIM V.I. Growth                                          -35.24%       N/A          -28.44%
AIM V.I. Premier Equity                                  -14.33%       N/A          -14.79%
Alliance Growth                                          -25.20%       N/A          -21.27%
Alliance Growth and Income                               -1.88%        N/A           6.96%
Alliance Premier Growth                                  -19.08%       N/A          -17.21%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -8.30%        N/A           0.23%
Putnam VT International Growth                           -22.23%       N/A          -15.45%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.99%       N/A          -20.68%


                             ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.60%       N/A           -0.60%
Capital Growth                                           -27.48%      6.48%          5.75%
Competitive Edge                                         -24.55%       N/A           -7.82%
Dividend Growth                                          -6.70%       5.25%          9.21%
Equity                                                   -28.03%     10.98%          11.00%
European Growth                                          -19.06%      6.06%          12.40%
Global Dividend Growth                                   -7.74%       4.06%          6.81%
High Yield                                               -34.80%     -15.56%         -3.07%
Income Builder                                            0.68%        N/A           5.14%
Information                                              -43.79%       N/A          -43.15%
Limited Duration                                          5.03%        N/A           3.63%
Money Market                                              2.29%       3.39%          2.95%
Pacific Growth                                           -28.58%     -16.19%        -10.87%
Quality Income Plus                                       7.83%       5.37%          5.64%
S&P 500 Index                                            -13.63%       N/A           0.35%
Strategist                                               -11.61%      7.33%          7.37%
Utilities                                                -26.93%      4.62%          6.73%
Morgan Stanley UIF Emerging Markets Equity               -7.97%        N/A           -7.36%
Morgan Stanley UIF Equity Growth                         -16.46%       N/A           0.12%
Morgan Stanley UIF International Magnum                  -20.57%       N/A           -5.05%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.69%        N/A           4.78%
Morgan Stanley UIF U.S. Real Estate                       8.10%        N/A           4.64%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.58%       N/A           10.00%
AIM V.I. Capital Appreciation                            -24.50%       N/A          -18.56%
AIM V.I. Growth                                          -34.93%       N/A          -28.11%
AIM V.I. Premier Equity                                  -13.95%       N/A          -14.41%
Alliance Growth                                          -24.85%       N/A          -20.91%
Alliance Growth and Income                               -1.43%        N/A           7.46%
Alliance Premier Growth                                  -18.70%       N/A          -16.83%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.88%        N/A           0.69%
Putnam VT International Growth                           -21.87%       N/A          -15.06%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.64%       N/A          -20.31%








(WITH THE ENHANCED DEATH BENEFIT  OPTION,  PERFORMANCE  INCOME BENEFIT OPTION OR
THE PERFORMANCE DEATH BENEFIT OPTION)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.69%       N/A           -0.72%
Capital Growth                                           -27.57%      6.34%          5.61%
Competitive Edge                                         -24.64%       N/A           -7.94%
Dividend Growth                                          -6.83%       5.12%          9.07%
Equity                                                   -28.12%     10.83%          10.85%
European Growth                                          -19.17%      5.92%          12.26%
Global Dividend Growth                                   -7.86%       3.93%          6.67%
High Yield                                               -34.89%     -15.67%         -3.19%
Income Builder                                            0.55%        N/A           5.00%
Information                                              -43.86%       N/A          -43.22%
Limited Duration                                          4.89%        N/A           3.49%
Money Market                                              2.15%       3.25%          2.81%
Pacific Growth                                           -28.67%     -16.30%        -10.99%
Quality Income Plus                                       7.69%       5.23%          5.50%
S&P 500 Index                                            -13.74%       N/A           0.22%
Strategist                                               -11.72%      7.19%          7.23%
Utilities                                                -27.02%      4.48%          6.60%
Morgan Stanley UIF Emerging Markets Equity               -8.09%        N/A           -7.48%
Morgan Stanley UIF Equity Growth                         -16.57%       N/A           -0.01%
Morgan Stanley UIF International Magnum                  -20.68%       N/A           -5.17%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.81%        N/A           4.64%
Morgan Stanley UIF U.S. Real Estate                       7.96%        N/A           4.51%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.67%       N/A           9.86%
AIM V.I. Capital Appreciation                            -24.60%       N/A          -18.67%
AIM V.I. Growth                                          -35.02%       N/A          -28.21%
AIM V.I. Premier Equity                                  -14.06%       N/A          -14.52%
Alliance Growth                                          -24.95%       N/A          -21.01%
Alliance Growth and Income                               -1.56%        N/A           7.32%
Alliance Premier Growth                                  -18.81%       N/A          -16.94%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -8.00%        N/A           0.56%
Putnam VT International Growth                           -21.98%       N/A          -15.17%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.74%       N/A          -20.42%





(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.77%       N/A           -0.83%
Capital Growth                                           -27.65%      6.23%          5.50%
Competitive Edge                                         -24.73%       N/A           -8.05%
Dividend Growth                                          -6.93%       5.00%          8.95%
Equity                                                   -28.20%     10.71%          10.73%
European Growth                                          -19.26%      5.80%          12.14%
Global Dividend Growth                                   -7.96%       3.81%          6.55%
High Yield                                               -34.96%     -15.76%         -3.30%
Income Builder                                            0.44%        N/A           4.89%
Information                                              -43.92%       N/A          -43.28%
Limited Duration                                          4.78%        N/A           3.38%
Money Market                                              2.04%       3.14%          2.70%
Pacific Growth                                           -28.75%     -16.39%        -11.08%
Quality Income Plus                                       7.57%       5.12%          5.39%
S&P 500 Index                                            -13.84%       N/A           0.11%
Strategist                                               -11.82%      7.07%          7.11%
Utilities                                                -27.10%      4.37%          6.48%
Morgan Stanley UIF Emerging Markets Equity               -8.19%        N/A           -7.59%
Morgan Stanley UIF Equity Growth                         -16.66%       N/A           -0.12%
Morgan Stanley UIF International Magnum                  -20.76%       N/A           -5.28%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.92%        N/A           4.53%
Morgan Stanley UIF U.S. Real Estate                       7.84%        N/A           4.39%
Van Kampen LIT Comstock, Class I                           N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.74%       N/A           9.74%
AIM V.I. Capital Appreciation                            -24.68%       N/A          -18.75%
AIM V.I. Growth                                          -35.09%       N/A          -28.29%
AIM V.I. Premier Equity                                  -14.16%       N/A          -14.61%
Alliance Growth                                          -25.03%       N/A          -21.10%
Alliance Growth and Income                               -1.66%        N/A           7.20%
Alliance Premier Growth                                  -18.90%       N/A          -17.03%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -8.10%        N/A           0.45%
Putnam VT International Growth                           -22.06%       N/A          -15.26%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.83%       N/A          -20.51%



ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract as well as the contract maintenance charge and the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account, the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, or Putnam VT Small Cap Value. Where the returns included in the following tables give effect to the optional income benefits, death benefits, or combinations thereof. the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

       Variable Annuity II and AssetManager Contracts

                                             Inception Date of
                                             Corresponding
Variable Sub-Account                         Portfolio

Aggressive Equity                               May 1, 1999
Capital Growth                                  March 1, 1991
Competitive Edge                                May 18, 1998
Dividend Growth                                 March 1, 1990
Equity                                          March 9, 1984
European Growth                                 March 1, 1991
Global Dividend Growth                          February 24, 1994
High Yield                                      March 9, 1984
Income Builder                                  January 21, 1997
Information                                     November 6, 2000
Limited Duration                                May 2, 1999
Money Market                                    October 25, 1990
Pacific Growth                                  February  24, 1994
Quality Income Plus                             March 1, 1987
S&P 500 Index                                   May 18, 1998
Strategist                                      March 1, 1987
Utilities                                       March 1, 1990
Morgan Stanley UIF Emerging Markets Equity      October 1,1996
Morgan  Stanley UIF Equity Growth               January 2, 1997
Morgan  Stanley UIF International Magnum        January 2, 1997
Morgan Stanley UIF U.S. Real Estate             March 4, 1997
Van Kampen LIT Comstock                         April 30, 1999
Van Kampen LIT Emerging Growth                  July 3, 1995

                                             Variable Annuity II Contracts Only

Morgan Stanley UIF Mid Cap Growth                    January 2, 1997
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Growth                                      May 5, 1993
AIM V.I Premier Equity                               May 5, 1993
Alliance Growth*                                     September 15, 1994
Alliance Growth and Income*                          January 14, 1991
Alliance Premier Growth*                             July 14, 1999
LSA Aggressive Growth                                August 14, 2001
Putnam VT Growth and Income**                        February 1, 1988
Putnam VT International Growth**                     January 2, 1997
Putnam VT Small Cap Value                            April 30, 1999
Putnam VT Voyager**                                  February 1, 1988

* The Portfolios' Class B shares ("12b-1 class") corresponding to the Alliance Growth, Alliance Growth and Income and Alliance Premier Growth Variable Sub-Accounts were first offered on May 3, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam VT Growth and Income, International Growth, Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998, and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

                          VARIABLE ANNUITY II CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT)


                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -33.74%       N/A          -1.71%
Capital Growth                                                   -31.62%      6.56%          5.95%
Competitive Edge                                                 -28.68%       N/A          -8.55%
Dividend Growth                                                  -10.80%      5.31%          9.43%
Equity                                                           -32.17%      11.09%        11.22%
European Growth                                                  -23.18%      6.13%         12.64%
Global Dividend Growth                                           -11.83%      4.11%          7.01%
High Yield                                                       -38.96%     -15.77%        -2.88%
Income Builder                                                    -3.39%       N/A           5.05%
Information                                                      -47.97%       N/A          -47.15%
Limited Duration                                                  0.97%        N/A           2.59%
Money Market                                                      -1.78%      3.42%          3.13%
Pacific Growth                                                   -32.72%     -16.43%        -10.74%
Quality Income Plus                                               3.77%       5.42%          5.84%
S&P 500 Index                                                    -17.74%       N/A          -0.17%
Strategist                                                       -15.71%      7.40%          7.58%
Utilities                                                        -31.07%      4.68%          6.95%
Morgan Stanley UIF Emerging Markets Equity                       -12.07%      -4.96%        -5.21%
Morgan Stanley UIF Equity Growth                                 -20.57%       N/A           8.88%
Morgan Stanley UIF International Magnum                          -24.70%       N/A          -1.15%
Morgan Stanley UIF Mid Cap Growth                                -34.58%       N/A          -7.38%
Morgan Stanley UIF Mid Cap Value                                  -8.77%       N/A          14.23%
Morgan Stanley UIF U.S. Real Estate                               4.05%        N/A           6.01%
Van Kampen LIT Comstock, Class I                                  -8.09%       N/A          4.24%%
Van Kampen LIT Emerging Growth, Class I                          -36.73%      14.12%        15.84%
AIM V.I. Capital Appreciation                                    -28.63%      4.39%         10.20%
AIM V.I. Growth                                                  -39.09%      2.28%          7.31%
AIM V.I. Premier Equity                                          -18.04%      8.05%         11.84%
Alliance Growth*                                                  -28.99%      5.39%         12.14%
Alliance Growth and Income*                                        -5.51%      12.70%        13.04%
Alliance Premier Growth*                                          -22.82%      10.66%        13.81%
LSA Aggressive Growth**                                            N/A         N/A          -11.95%
Putnam VT Growth and Income*                                      -11.97%      6.30%         10.26%
Putnam VT International Growth*                                   -26.00%       N/A           7.80%
Putnam VT Small Cap Value                                          12.22%       N/A          14.52%
Putnam VT Voyager*                                                -27.77%      8.29%         11.30%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.


(WITH THE ENHANCED DEATH BENEFIT  OPTION,  PERFORMANCE  INCOME BENEFIT OPTION OR
PERFORMANCE DEATH BENEFIT OPTION)

                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -33.84%       N/A          -1.85%
Capital Growth                                                   -31.72%      6.42%          5.82%
Competitive Edge                                                 -28.78%       N/A          -8.68%
Dividend Growth                                                  -10.92%      5.18%          9.29%
Equity                                                           -32.27%      10.95%        11.08%
European Growth                                                  -23.29%      5.99%         12.49%
Global Dividend Growth                                           -11.95%      3.98%          6.88%
High Yield                                                       -39.05%     -15.88%        -3.01%
Income Builder                                                    -3.52%       N/A           4.91%
Information                                                      -48.04%       N/A          -47.23%
Limited Duration                                                  0.83%        N/A           2.45%
Money Market                                                      -1.91%      3.29%          3.00%
Pacific Growth                                                   -32.82%     -16.54%        -10.86%
Quality Income Plus                                               3.63%       5.29%          5.70%
S&P 500 Index                                                    -17.85%       N/A          -0.30%
Strategist                                                       -15.83%      7.26%          7.44%
Utilities                                                        -31.16%      4.54%          6.81%
Morgan Stanley UIF Emerging Markets Equity                       -12.19%      -5.09%        -5.34%
Morgan Stanley UIF Equity Growth                                 -20.68%       N/A           8.74%
Morgan Stanley UIF International Magnum                          -24.80%       N/A          -1.28%
Morgan Stanley UIF Mid Cap Growth                                -34.67%       N/A          -7.51%
Morgan Stanley UIF Mid Cap Value                                  -8.90%       N/A          14.08%
Morgan Stanley UIF U.S. Real Estate                               3.90%        N/A           5.87%
Van Kampen LIT Comstock, Class I                                  -8.22%       N/A           4.10%
Van Kampen LIT Emerging Growth, Class I                          -36.82%      13.98%        15.69%
AIM V.I. Capital Appreciation                                    -28.73%      4.25%         10.06%
AIM V.I. Growth                                                  -39.18%      2.15%          7.17%
AIM V.I. Premier Equity                                          -18.15%      7.91%         11.70%
Alliance Growth*                                                  -29.09%      5.25%         11.99%
Alliance Growth and Income*                                        -5.64%      12.55%        12.89%
Alliance Premier Growth*                                          -22.93%      10.52%        13.66%
LSA Aggressive Growth**                                            N/A         N/A          -11.99%
Putnam VT Growth and Income*                                      -12.09%      6.16%         10.11%
Putnam VT International Growth*                                   -26.10%       N/A           7.65%
Putnam VT Small Cap Value                                          12.07%       N/A          14.37%
Putnam VT Voyager*                                                -27.87%      8.15%         11.16%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.



(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -33.91%       N/A          -1.96%
Capital Growth                                                   -31.80%      6.30%          5.70%
Competitive Edge                                                 -28.86%       N/A          -8.78%
Dividend Growth                                                  -11.02%      5.06%          9.17%
Equity                                                           -32.35%      10.82%        10.95%
European Growth                                                  -23.38%      5.87%         12.37%
Global Dividend Growth                                           -12.05%      3.86%          6.76%
High Yield                                                       -39.12%     -15.97%        -3.11%
Income Builder                                                    -3.64%       N/A           4.80%
Information                                                      -48.10%       N/A          -47.29%
Limited Duration                                                  0.71%        N/A           2.34%
Money Market                                                      -2.03%      3.17%          2.89%
Pacific Growth                                                   -32.90%     -16.64%        -10.96%
Quality Income Plus                                               3.51%       5.17%          5.59%
S&P 500 Index                                                    -17.94%       N/A          -0.42%
Strategist                                                       -15.92%      7.15%          7.32%
Utilities                                                        -31.24%      4.43%          6.69%
Morgan Stanley UIF Emerging Markets Equity                       -12.29%      -5.19%        -5.44%
Morgan Stanley UIF Equity Growth                                 -20.78%       N/A           8.62%
Morgan Stanley UIF International Magnum                          -24.89%       N/A          -1.39%
Morgan Stanley UIF Mid Cap Growth                                -34.75%       N/A          -7.61%
Morgan Stanley UIF Mid Cap Value                                  -9.00%       N/A          13.95%
Morgan Stanley UIF U.S. Real Estate                               3.78%        N/A           5.75%
Van Kampen LIT Comstock, Class I                                  -8.32%       N/A           3.98%
Van Kampen LIT Emerging Growth, Class I                          -36.90%      13.85%        15.56%
AIM V.I. Capital Appreciation                                    -28.82%      4.14%          9.94%
AIM V.I. Growth                                                  -39.25%      2.03%          7.05%
AIM V.I. Premier Equity                                          -18.24%      7.79%         11.57%
Alliance Growth*                                                  -29.17%     5.13%         11.87%
Alliance Growth and Income*                                        -5.74%     12.43%        12.77%
Alliance Premier Growth*                                          -23.02%     10.40%        13.53%
LSA Aggressive Growth**                                              N/A        N/A        -12.03%
Putnam VT Growth and Income*                                      -12.19%      6.05%         9.99%
Putnam VT International Growth*                                   -26.19%       N/A          7.53%
Putnam VT Small Cap Value                                          11.94%       N/A         14.24%
Putnam VT Voyager*                                                -27.96%      8.03%        11.04%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.


(WITH THE INCOME BENEFIT COMBINATION OPTION 2)

                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -33.96%       N/A          -2.02%
Capital Growth                                                   -31.84%      6.24%          5.64%
Competitive Edge                                                 -28.91%       N/A          -8.84%
Dividend Growth                                                  -11.08%      5.00%          9.10%
Equity                                                           -32.39%      10.76%        10.89%
European Growth                                                  -23.43%      5.81%         12.30%
Global Dividend Growth                                           -12.11%      3.80%          6.69%
High Yield                                                       -39.16%     -16.02%        -3.17%
Income Builder                                                    -3.70%       N/A           4.73%
Information                                                      -48.14%       N/A          -47.32%
Limited Duration                                                  0.65%        N/A           2.27%
Money Market                                                      -2.09%      3.11%          2.82%
Pacific Growth                                                   -32.94%     -16.69%        -11.01%
Quality Income Plus                                               3.45%       5.11%          5.52%
S&P 500 Index                                                    -18.00%       N/A          -0.48%
Strategist                                                       -15.98%      7.08%          7.26%
Utilities                                                        -31.29%      4.37%          6.63%
Morgan Stanley UIF Emerging Markets Equity                       -12.34%      -5.25%        -5.50%
Morgan Stanley UIF Equity Growth                                 -20.83%       N/A           8.55%
Morgan Stanley UIF International Magnum                          -24.94%       N/A          -1.45%
Morgan Stanley UIF Mid Cap Growth                                -34.79%       N/A          -7.67%
Morgan Stanley UIF Mid Cap Value                                  -9.06%       N/A          13.88%
Morgan Stanley UIF U.S. Real Estate                               3.72%        N/A           5.68%
Van Kampen LIT Comstock, Class I                                  -8.38%       N/A           3.92%
Van Kampen LIT Emerging Growth, Class I                          -36.94%      13.78%        15.49%
AIM V.I. Capital Appreciation                                    -28.86%      4.07%          9.87%
AIM V.I. Growth                                                  -39.29%      1.97%          6.98%
AIM V.I. Premier Equity                                          -18.30%      7.72%         11.51%
Alliance Growth*                                                 -29.21%      5.07%         11.80%
Alliance Growth and Income*                                       -5.80%      12.36%        12.70%
Alliance Premier Growth*                                         -23.07%      10.33%        13.47%
LSA Aggressive Growth**                                              N/A         N/A       -12.05%
Putnam VT Growth and Income*                                      -12.25%      5.98%          9.93%
Putnam VT International Growth*                                   -26.24%       N/A           7.47%
Putnam VT Small Cap Value                                          11.87%       N/A          14.17%
Putnam VT Voyager*                                                -28.00%      7.96%         10.97%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.


(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)


                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -34.10%       N/A           -2.22%
Capital Growth                                                   -31.99%      6.02%          5.42%
Competitive Edge                                                 -29.06%       N/A           -9.03%
Dividend Growth                                                  -11.26%      4.79%          8.88%
Equity                                                           -32.53%      10.53%         10.67%
European Growth                                                  -23.59%      5.60%          12.08%
Global Dividend Growth                                           -12.29%      3.59%          6.48%
High Yield                                                       -39.29%     -16.20%         -3.37%
Income Builder                                                    -3.90%       N/A           4.52%
Information                                                      -48.25%       N/A          -47.44%
Limited Duration                                                  0.44%        N/A           2.06%
Money Market                                                      -2.30%      2.90%          2.62%
Pacific Growth                                                   -33.08%     -16.86%        -11.19%
Quality Income Plus                                               3.23%       4.89%          5.31%
S&P 500 Index                                                    -18.17%       N/A           -0.68%
Strategist                                                       -16.15%      6.87%          7.04%
Utilities                                                        -31.43%      4.16%          6.41%
Morgan Stanley UIF Emerging Markets Equity                       -12.53%      -5.44%         -5.69%
Morgan Stanley UIF Equity Growth                                 -20.99%       N/A           8.33%
Morgan Stanley UIF International Magnum                          -25.10%       N/A           -1.65%
Morgan Stanley UIF Mid Cap Growth                                -34.93%       N/A           -7.86%
Morgan Stanley UIF Mid Cap Value                                  -9.25%       N/A           13.65%
Morgan Stanley UIF U.S. Real Estate                               3.50%        N/A           5.47%
Van Kampen LIT Comstock, Class I                                  -8.57%       N/A           3.70%
Van Kampen LIT Emerging Growth, Class I                          -37.07%      13.55%         15.26%
AIM V.I. Capital Appreciation                                    -29.01%      3.86%          9.65%
AIM V.I. Growth                                                  -39.42%      1.77%          6.77%
AIM V.I. Premier Equity                                          -18.47%      7.51%          11.28%
Alliance Growth*                                                  -29.36%      4.86%          11.58%
Alliance Growth and Income*                                        -6.00%      12.13%         12.48%
Alliance Premier Growth*                                          -23.23%      10.11%         13.24%
LSA Aggressive Growth**                                              N/A         N/A         -12.13%
Putnam VT Growth and Income*                                      -12.43%      5.77%          9.71%
Putnam VT International Growth*                                   -26.39%       N/A           7.25%
Putnam VT Small Cap Value                                          11.64%       N/A           13.93%
Putnam VT Voyager*                                                -28.16%      7.75%          10.75%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.



(WITH ENHANCED EARNINGS DEATH BENEFIT OPTION)

                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -33.89%       N/A          -1.92%
Capital Growth                                                   -31.77%      6.35%          5.74%
Competitive Edge                                                 -28.83%       N/A          -8.74%
Dividend Growth                                                  -10.98%      5.10%          9.21%
Equity                                                           -32.32%      10.87%        11.00%
European Growth                                                  -23.35%      5.92%         12.41%
Global Dividend Growth                                           -12.02%      3.90%          6.80%
High Yield                                                       -39.09%     -15.94%        -3.08%
Income Builder                                                    -3.60%       N/A           4.84%
Information                                                      -48.08%       N/A          -47.27%
Limited Duration                                                  0.76%        N/A           2.38%
Money Market                                                      -1.99%      3.22%          2.93%
Pacific Growth                                                   -32.87%     -16.60%        -10.92%
Quality Income Plus                                               3.56%       5.21%          5.63%
S&P 500 Index                                                    -17.91%       N/A          -0.38%
Strategist                                                       -15.89%      7.19%          7.37%
Utilities                                                        -31.21%      4.47%          6.73%
Morgan Stanley UIF Emerging Markets Equity                       -12.25%      -5.15%        -5.40%
Morgan Stanley UIF Equity Growth                                 -20.74%       N/A           8.66%
Morgan Stanley UIF International Magnum                          -24.86%       N/A          -1.35%
Morgan Stanley UIF Mid Cap Growth                                -34.72%       N/A          -7.57%
Morgan Stanley UIF Mid Cap Value                                  -8.96%       N/A          14.00%
Morgan Stanley UIF U.S. Real Estate                               3.83%        N/A           5.79%
Van Kampen LIT Comstock, Class I                                  -8.28%       N/A           4.03%
Van Kampen LIT Emerging Growth, Class I                          -36.87%      13.90%        15.61%
AIM V.I. Capital Appreciation                                    -28.78%      4.18%          9.98%
AIM V.I. Growth                                                  -39.23%      2.07%          7.09%
AIM V.I. Premier Equity                                          -18.21%      7.83%         11.62%
Alliance Growth*                                                  -29.14%      5.17%         11.91%
Alliance Growth and Income*                                        -5.71%      12.47%        12.81%
Alliance Premier Growth*                                          -22.99%      10.44%        13.58%
LSA Aggressive Growth**                                              N/A         N/A        -12.02%
Putnam VT Growth and Income*                                      -12.16%      6.09%         10.04%
Putnam VT International Growth*                                   -26.16%       N/A           7.58%
Putnam VT Small Cap Value                                          11.99%       N/A          14.28%
Putnam VT Voyager*                                                -27.93%      8.07%         11.08%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.

(WITH THE INCOME AND DEATH BENEFIT  COMBINATION  OPTION 2 AND ENHANCED  EARNINGS
DEATH BENEFIT OPTION)


                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -34.24%       N/A          -2.43%
Capital Growth                                                   -32.13%      5.81%          5.21%
Competitive Edge                                                 -29.21%       N/A          -9.21%
Dividend Growth                                                  -11.45%      4.57%          8.66%
Equity                                                           -32.68%      10.31%        10.44%
European Growth                                                  -23.75%      5.38%         11.85%
Global Dividend Growth                                           -12.48%      3.38%          6.27%
High Yield                                                       -39.42%     -16.37%        -3.56%
Income Builder                                                    -4.10%       N/A           4.31%
Information                                                      -48.36%       N/A          -47.55%
Limited Duration                                                  0.23%        N/A           1.85%
Money Market                                                      -2.50%      2.70%          2.41%
Pacific Growth                                                   -33.23%     -17.03%        -11.37%
Quality Income Plus                                               3.02%       4.68%          5.10%
S&P 500 Index                                                    -18.34%       N/A          -0.89%
Strategist                                                       -16.33%      6.65%          6.83%
Utilities                                                        -31.58%      3.95%          6.20%
Morgan Stanley UIF Emerging Markets Equity                       -12.71%      -5.63%        -5.88%
Morgan Stanley UIF Equity Growth                                 -21.16%       N/A           8.11%
Morgan Stanley UIF International Magnum                          -25.26%       N/A          -1.85%
Morgan Stanley UIF Mid Cap Growth                                -35.07%       N/A          -8.05%
Morgan Stanley UIF Mid Cap Value                                  -9.44%       N/A          13.43%
Morgan Stanley UIF U.S. Real Estate                               3.29%        N/A           5.26%
Van Kampen LIT Comstock, Class I                                  -8.77%       N/A           3.49%
Van Kampen LIT Emerging Growth, Class I                          -37.21%      13.32%        15.03%
AIM V.I. Growth                                                  -39.55%      1.56%          6.56%
AIM V.I. Premier Equity                                          -18.64%      7.29%         11.06%
Alliance Growth*                                                  -29.51%      4.65%         11.36%
Alliance Growth and Income*                                        -6.20%      11.91%        12.25%
Alliance Premier Growth*                                          -23.39%      9.89%         13.01%
LSA Aggressive Growth**                                              N/A         N/A        -12.20%
Putnam VT Growth and Income*                                      -12.62%      5.56%          9.49%
Putnam VT International Growth*                                   -26.55%       N/A           7.04%
Putnam VT Small Cap Value                                          11.41%       N/A          13.70%
Putnam VT Voyager*                                                -28.31%      7.53%         10.53%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.

                             ASSETMANAGER CONTRACTS

(WITHOUT AN OPTIONAL DEATH BENEFIT OR INCOME BENEFIT OPTION)

                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -29.67%       N/A          -0.67%
Capital Growth                                                   -27.56%      6.43%          5.69%
Competitive Edge                                                 -24.62%       N/A          -7.91%
Dividend Growth                                                   -6.78%      5.19%          9.16%
Equity                                                           -28.11%      10.93%        10.95%
European Growth                                                  -19.14%      6.00%         12.36%
Global Dividend Growth                                            -7.81%      4.00%          6.75%
High Yield                                                       -34.88%     -15.65%        -3.12%
Income Builder                                                    0.60%        N/A           5.07%
Information                                                      -43.86%       N/A          -43.26%
Limited Duration                                                  4.95%        N/A           3.54%
Money Market                                                      2.21%       3.31%          2.88%
Pacific Growth                                                   -28.66%     -16.30%        -10.97%
Quality Income Plus                                               7.75%       5.30%          5.58%
S&P 500 Index                                                    -13.71%       N/A           0.28%
Strategist                                                       -11.68%      7.27%          7.31%
Utilities                                                        -27.00%      4.56%          6.68%
Morgan Stanley UIF Emerging Markets Equity                        -8.05%      -4.99%        -5.25%
Morgan Stanley UIF Equity Growth                                 -16.54%       N/A           8.85%
Morgan Stanley UIF International Magnum                          -20.65%       N/A          -1.04%
Morgan Stanley UIF Mid Cap Growth                                -30.51%       N/A          -5.95%
Morgan Stanley UIF Mid Cap Value                                  -4.76%       N/A          14.15%
Morgan Stanley UIF U.S. Real Estate                               8.02%        N/A           6.02%
Van Kampen LIT Comstock, Class I                                  -4.08%       N/A           5.15%
Van Kampen LIT Emerging Growth, Class I                          -32.66%      13.94%        15.56%
AIM V.I. Capital Appreciation                                    -24.58%      4.27%          9.93%
AIM V.I. Growth                                                  -35.01%      2.18%          7.04%
AIM V.I. Premier Equity                                          -14.03%      7.90%         11.56%
Alliance Growth*                                                  -24.93%      5.26%         11.86%
Alliance Growth and Income*                                        -1.51%      12.53%        12.76%
Alliance Premier Growth*                                          -18.78%      10.50%        13.53%
LSA Aggressive Growth**                                             N/A         N/A          -7.79%
Putnam VT Growth and Income*                                       -7.96%      6.17%          9.99%
Putnam VT International Growth*                                   -21.95%       N/A           7.78%
Putnam VT Small Cap Value                                          16.18%       N/A          15.24%
Putnam VT Voyager*                                                -23.72%      8.14%         11.03%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.




(WITH THE ENHANCED  DEATH BENEFIT  OPTION,  PERFORMANCE  DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION)

                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -29.77%       N/A          -0.79%
Capital Growth                                                   -27.65%      6.29%          5.55%
Competitive Edge                                                 -24.72%       N/A          -8.03%
Dividend Growth                                                   -6.90%      5.05%          9.02%
Equity                                                           -28.20%      10.78%        10.80%
European Growth                                                  -19.25%      5.86%         12.22%
Global Dividend Growth                                            -7.94%      3.86%          6.61%
High Yield                                                       -34.96%     -15.76%        -3.25%
Income Builder                                                    0.47%        N/A           4.94%
Information                                                      -43.94%       N/A          -43.34%
Limited Duration                                                  4.82%        N/A           3.41%
Money Market                                                      2.08%       3.18%          2.74%
Pacific Growth                                                   -28.75%     -16.41%        -11.09%
Quality Income Plus                                               7.61%       5.16%          5.44%
S&P 500 Index                                                    -13.82%       N/A           0.15%
Strategist                                                       -11.80%      7.13%          7.17%
Utilities                                                        -27.10%      4.43%          6.54%
Morgan Stanley UIF Emerging Markets Equity                        -8.17%      -5.12%        -5.37%
Morgan Stanley UIF Equity Growth                                 -16.65%       N/A           8.71%
Morgan Stanley UIF International Magnum                          -20.75%       N/A          -1.17%
Morgan Stanley UIF Mid Cap Growth                                -30.60%       N/A          -6.07%
Morgan Stanley UIF Mid Cap Value                                  -4.89%       N/A          14.00%
Morgan Stanley UIF U.S. Real Estate                               7.88%        N/A           5.88%
Van Kampen LIT Comstock, Class I                                  -4.21%       N/A           5.01%
Van Kampen LIT Emerging Growth, Class I                          -32.75%      13.80%        15.41%
AIM V.I. Capital                                                  -35.10%      2.05%          6.90%
AIM V.I. Premier Equity                                          -14.14%      7.76%         11.42%
Alliance Growth*                                                  -25.03%      5.13%         11.72%
Alliance Growth and Income*                                        -1.63%      12.38%        12.62%
Alliance Premier Growth*                                          -18.89%      10.36%        13.38%
LSA Aggressive Growth**                                              N/A         N/A         -7.84%
Putnam VT Growth and Income*                                       -8.08%      6.03%          9.84%
Putnam VT International Growth*                                   -22.05%       N/A           7.64%
Putnam VT Small Cap Value                                          16.03%       N/A          15.09%
Putnam VT Voyager*                                                -23.82%      8.00%         10.89%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.




(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                                       10 Years or Since
Variable Sub-Accounts                                             1 Year     5 Years       Inception+
Aggressive Equity                                                -29.84%       N/A          -0.90%
Capital Growth                                                   -27.73%      6.17%          5.44%
Competitive Edge "Best Ideas"                                    -24.81%       N/A          -8.13%
Dividend Growth                                                   -7.01%      4.94%          8.90%
Equity                                                           -28.28%      10.66%        10.68%
European Growth                                                  -19.34%      5.74%         12.09%
Global Dividend Growth                                            -8.04%      3.75%          6.49%
High Yield                                                       -35.04%     -15.85%        -3.36%
Income Builder                                                    0.36%        N/A           4.82%
Information                                                      -44.00%       N/A          -43.40%
Limited Duration                                                  4.70%        N/A           3.29%
Money Market                                                      1.96%       3.07%          2.63%
Pacific Growth                                                   -28.83%     -16.51%        -11.19%
Quality Income Plus                                               7.49%       5.04%          5.32%
S&P 500 Index                                                    -13.91%       N/A           0.04%
Strategist                                                       -11.90%      7.01%          7.06%
Utilities                                                        -27.18%      4.31%          6.43%
Morgan Stanley UIF Emerging Markets Equity                        -8.27%      -5.22%        -5.48%
Morgan Stanley UIF Equity Growth                                 -16.74%       N/A           8.59%
Morgan Stanley UIF International Magnum                          -20.84%       N/A          -1.28%
Morgan Stanley UIF Mid Cap Growth                                -30.67%       N/A          -6.17%
Morgan Stanley UIF Mid Cap Value                                  -4.99%       N/A          13.87%
Morgan Stanley UIF U.S. Real Estate                               7.76%        N/A           5.77%
Van Kampen LIT Comstock, Class I                                  -4.31%       N/A           4.90%
Van Kampen LIT Emerging Growth, Class I                          -32.82%      13.67%        15.28%
AIM V.I. Capital Appreciation                                    -24.76%      4.02%          9.66%
AIM V.I. Growth                                                  -35.17%      1.94%          6.78%
AIM V.I. Premier Equity                                          -14.24%      7.64%         11.30%
Alliance Growth*                                                  -25.11%      5.01%         11.59%
Alliance Growth and Incom*                                        -1.74%      12.26%        12.49%
Alliance Premier Growth*                                          -18.98%      10.24%        13.26%
LSA Aggressive Growth**                                              N/A         N/A         -7.88%
Putnam VT Growth and Income*                                       -8.18%      5.92%          9.72%
Putnam VT International Growth*                                   -22.14%       N/A           7.52%
Putnam VT Small Cap Value*                                         15.90%       N/A          14.96%
Putnam VT Voyager*                                                -23.90%      7.89%         10.76%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.


CALCULATION OF ACCUMULATION VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

          We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements of Northbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two years then ended that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, as well as the financial statements of Northbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

                  Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. The inception dates for the Variable Sub-Accounts are as follows:

The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Variable Sub-Accounts commenced operations on October 25, 1990. The Capital Growth and European Growth Variable Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Variable Sub-Accounts commenced operations on February 23, 1994. The Income Builder Variable Sub-Account commenced operation on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity and Emerging Growth Variable Sub-Accounts commenced operation on March 16, 1998. The S&P 500 Index, Competitive Edge ("Best Ideas") and U.S. Real Estate Variable Sub-Accounts commenced operations on May 18, 1998. The Limited Duration and Aggressive Equity Variable Sub-Accounts commenced operations on May 3, 1999. The Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and Premier Equity Variable Sub-Accounts, the Alliance Growth, Growth and Income, and Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, International Growth and Voyager Variable Sub-Accounts commenced operations on January 31, 2000. The Information Sub-Account commenced operations on November 6, 2001.

No Accumulation Unit Values are shown for the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class I), LSA Aggressive Growth, or Putnam VT Small Cap Value Variable Sub-Accounts which were first offered under the Contracts on May 1, 2002.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1995              1996             1997              1998
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $13.895           $14.920          $16.397           $20.121
Accumulation Unit Value, End of Period               $14.920           $16.397          $20.121           $23.717
Number of Units Outstanding, End of Period            36,005           509,094        1,365,427         1,687,847
------------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         -                 -                -                 $10.000
Accumulation Unit Value, End of Period               -                 -                -                 $ 9.720
Number of Units Outstanding, End of Period           -                 -                -               1,965,368
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $20.068           $21.500          $26.259           $32.498
Accumulation Unit Value, End of Period               $21.500           $26.259          $32.498           $36.593
Number of Units Outstanding, End of Period           366,928         4,586,699       13,973,141        19,936,437
------------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $24.677           $25.858          $28.626           $38.764
Accumulation Unit Value, End of Period               $25.858           $28.626          $38.764           $49.825
Number of Units Outstanding, End of Period           215,961         2,302,720        5,454,409         7,931,260
------------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $18.486           $18.972          $24.298           $27.792
Accumulation Unit Value, End of Period               $18.972           $24.298          $27.792           $33.944
Number of Units Outstanding, End of Period            62,011         1,143,635        3,091,981         4,668,539
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $11.250           $11.932          $13.824           $15.260
Accumulation Unit Value, End of Period               $11.932           $13.824          $15.260           $16.921
Number of Units Outstanding, End of Period           155,023         2,364,163        7,789,952         8,929,904
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $21.462           $21.855          $24.112           $26.577
Accumulation Unit Value, End of Period               $21.855           $24.112          $26.577           $24.563
Number of Units Outstanding, End of Period            66,987         1,462,866        8,797,892         5,304,510
------------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         -                 -                $10.000           $12.069
Accumulation Unit Value, End of Period               -                 -                $12.069           $12.274
Number of Units Outstanding, End of Period           -                 -              2,024,851         3,652,211
------------------------------------------------------------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1995              1996             1997              1998
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $11.579           $11.651          $12.065           $12.511
Accumulation Unit Value, End of Period               $11.651           $12.065          $12.511           $12.963
Number of Units Outstanding, End of Period           511,096         3,424,292        5,406,175         8,938,860
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $ 9.352           $ 9.617         $  9.843          $  6.042
Accumulation Unit Value, End of Period               $ 9.617           $ 9.843         $  6.042          $  5.334
Number of Units Outstanding, End of Period            97,952         1,411,508        2,105,514         2,456,851
------------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $15.746           $16.370          $16.379           $17.932
Accumulation Unit Value, End of Period               $16.370           $16.379          $17.932           $19.200
Number of Units Outstanding, End of Period           142,004         1,095,796        3,843,253         5,109,593
------------------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $16.490           $16.915          $19.170           $21.479
Accumulation Unit Value, End of Period               $16.915           $19.170          $21.479           $26.783
Number of Units Outstanding, End of Period            91,983           903,817        3,529,096           -
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         -                 -                -                 $10.000
Accumulation Unit Value, End of Period               -                 -                -                 $11.117
Number of Units Outstanding, End of Period           -                 -                -               2,003,301
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $16.972           $17.995          $19.268           $24.140
Accumulation Unit Value, End of Period               $17.995           $19.268          $24.140           $29.438
Number of Units Outstanding, End of Period           165,046           822,723        1,753,743         3,510,503
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         -                 -                -                 $10.000
Accumulation Unit Value, End of Period               -                 -                -                 $ 7.095
Number of Units Outstanding, End of Period           -                 -                -                  94,600
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 $10.000
Accumulation Unit Value, End of Period               -                 -                -                 $10.094
Number of Units Outstanding, End of Period           -                 -                -               1,530,819
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         -                 -                -                 $10.000
Accumulation Unit Value, End of Period               -                 -                -                 $ 9.780
Number of Units Outstanding, End of Period           -                 -                -                 170,897
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1995              1996             1997              1998
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         -                 -                -                 $10.000
Accumulation Unit Value, End of Period               -                 -                -                 $ 9.054
Number of Units Outstanding, End of Period           -                 -                -                  80,782
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -                -                 $10.000
Accumulation Unit Value, End of Period               -                 -                -                 $11.985
Number of Units Outstanding, End of Period           -                 -                -                 402,082
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------


For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1999              2000             2001
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $14.465          $14.005
Accumulation Unit Value, End of Period               $14.465           $14.005          $ 9.871
Number of Units Outstanding, End of Period         1,122,012         4,013,767        2,725,210
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $23.717           $31.150          $31.087
Accumulation Unit Value, End of Period               $31.150           $31.087          $22.570
Number of Units Outstanding, End of Period         1,636,053         1,882,380        1,461,013
------------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $ 9.720          $12.152           $ 9.893
Accumulation Unit Value, End of Period               $12.152          $ 9.893           $ 7.473
Number of Units Outstanding, End of Period         2,481,411        2,978,593         2,262,652
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $36.593           $35.192          $36.516
Accumulation Unit Value, End of Period               $35.192           $36.516          $34.106
Number of Units Outstanding, End of Period        20,053,835        14,630,929       12,948,190
------------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $49.825           $77.861          $67.245
Accumulation Unit Value, End of Period               $77.861           $67.245          $48.450
Number of Units Outstanding, End of Period        10,374,793        10,575,220        8,138,160
------------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $33.944           $43.185          $40.461
Accumulation Unit Value, End of Period               $43.185           $40.461          $32.784
Number of Units Outstanding, End of Period         4,444,148         4,301,593        3,317,658
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $16.291           $19.115          $18.366
Accumulation Unit Value, End of Period               $19.115           $18.366          $16.964
Number of Units Outstanding, End of Period         8,775,455         6,909,685        5,770,297
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $24.563           $23.879          $15.948
Accumulation Unit Value, End of Period               $23.879           $15.948          $10.409
Number of Units Outstanding, End of Period         4,203,079         2,849,935        2,178,760
------------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $12.274           $12.947          $12.780
Accumulation Unit Value, End of Period               $12.947           $12.780          $12.881
Number of Units Outstanding, End of Period         3,133,231         2,229,410        2,367,507
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         -                 $10.000          $ 9.290
Accumulation Unit Value, End of Period               -                 $ 9.290          $ 5.228
Number of Units Outstanding, End of Period           -                 112,286          362,163
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $12.963           $13.390          $13.989
Accumulation Unit Value, End of Period               $13.390           $13.989          $14.320
Number of Units Outstanding, End of Period        10,276,270         8,280,928       11,669,438
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $  5.334          $  8.730         $  5.724
Accumulation Unit Value, End of Period               $  8.730          $  5.724         $  4.093
Number of Units Outstanding, End of Period          4,058,485         3,391,224        2,397,512
------------------------------------------------------------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1999              2000             2001
------------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $19.200           $18.101          $19.815
Accumulation Unit Value, End of Period               $18.101           $19.815          $21.390
Number of Units Outstanding, End of Period         5,167,349         4,441,671        5,113,210
------------------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.056          $10.490
Accumulation Unit Value, End of Period               $10.056           $10.490          $11.029
Number of Units Outstanding, End of Period           121,549           243,983          822,746
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $26.783           $30.968          $31.017
Accumulation Unit Value, End of Period               $30.968           $31.017          $27.448
Number of Units Outstanding, End of Period         6,559,093         6,719,790        5,764,581
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $11.117           $13.170          $11.760
Accumulation Unit Value, End of Period               $13.170           $11.760          $10.169
Number of Units Outstanding, End of Period         6,209,831         7,535,806        6,817,073
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $29.438           $32.693          $33.193
Accumulation Unit Value, End of Period               $32.693           $33.193          $24.282
Number of Units Outstanding, End of Period         4,016,659         4,175,987        3,506,974
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $ 7.095           $13.679          $ 8.194
Accumulation Unit Value, End of Period               $13.679           $ 8.194          $ 7.549
Number of Units Outstanding, End of Period           689,216           884,729          695,767
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.094           $13.869          $12.061
Accumulation Unit Value, End of Period               $13.869           $12.061          $10.087
Number of Units Outstanding, End of Period         2,952,648         4,201,929        3,084,036
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $ 9.780           $12.063          $10.410
Accumulation Unit Value, End of Period               $12.063           $10.410          $ 8.278
Number of Units Outstanding, End of Period           416,818           713,739          651,537
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -
Accumulation Unit Value, End of Period               -                 -                $12.092
Number of Units Outstanding, End of Period           -                 -                -
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 $10.000          $10.234
Accumulation Unit Value, End of Period               -                 $10.234          $ 9.765
Number of Units Outstanding, End of Period           -                 119,091        1,367,293
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $ 9.054            $ 8.790         $11.197
Accumulation Unit Value, End of Period               $ 8.790           $11.197          $12.117
Number of Units Outstanding, End of Period           194,964           526,895          613,092




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                1999              2000              2001
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -                -
Accumulation Unit Value, End of Period               -                 -                -
Number of Units Outstanding, End of Period           -                 -                -
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $11.985           $10.000          $21.368
Accumulation Unit Value, End of Period               $24.135           $21.368          $14.422
Number of Units Outstanding, End of Period         2,522,689         5,404,064        4,150,641
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $14.447          $ 8.317
Accumulation Unit Value, End of Period               $14.447           $ 8.317          $ 6.287
Number of Units Outstanding, End of Period           -                 403,019          510,155
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $14.447          $ 7.337
Accumulation Unit Value, End of Period               $14.447           $  7.337         $ 4.779
Number of Units Outstanding, End of Period           -                  222,089         246,997
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $14.447          $ 7.994
Accumulation Unit Value, End of Period               $14.447           $ 7.994          $ 6.886
Number of Units Outstanding, End of Period           -                 867,766        1,317,408
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $14.447          $ 8.138
Accumulation Unit Value, End of Period               $14.447           $ 8.138          $ 6.121
Number of Units Outstanding, End of Period           -                 253,019          457,425
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $14.447          $10.755
Accumulation Unit Value, End of Period               $14.447           $10.755          $10.612
Number of Units Outstanding, End of Period           -                 756,656        3,317,724
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $14.447          $ 7.854
Accumulation Unit Value, End of Period               $14.447           $ 7.854          $ 6.392
Number of Units Outstanding, End of Period           -               1,370,194         1,117648
------------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -
Accumulation Unit Value, End of Period               -                 -                -
Number of Units Outstanding, End of Period           -                 -                -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         -                 $10.000          $10.791
Accumulation Unit Value, End of Period               -                 $10.791          $ 9.952
Number of Units Outstanding, End of Period           -                 220,718          458,634
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         -                 $10.000          $ 9.076
Accumulation Unit Value, End of Period               -                 $ 9.076         $  7.098
Number of Units Outstanding, End of Period           -                 562,467          605,965




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1999              2000             2001
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -                -
Accumulation Unit Value, End of Period               -                 -                -
Number of Units Outstanding, End of Period           -                 -                -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         -                 $10.000          $ 8.118
Accumulation Unit Value, End of Period               -                 $ 8.118          $ 6.206
Number of Units Outstanding, End of Period           -                 786,759          864,153



*Contracts with the with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the Contracts on October 30, 1995. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1998              1999             2000              2001
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         -                 $10.000          $14.454           $13.980
Accumulation Unit Value, End of Period               -                 $14.454          $13.980           $ 9.842
Number of Units Outstanding, End of Period           -                 458,487        1,751,421         1,396,166
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $19.356           $23.373          $30.663           $30.565
Accumulation Unit Value, End of Period               $23.373           $30.663          $30.565           $22.168
Number of Units Outstanding, End of Period            41,885           128,657          312,892           282,942
------------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.714          $12.130           $ 9.864
Accumulation Unit Value, End of Period               $ 9.714           $12.130          $ 9.864           $ 7.443
Number of Units Outstanding, End of Period           178,762           489,657          810,537           635,032
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $32.096           $36.031          $34.614           $35.877
Accumulation Unit Value, End of Period               $36.031           $34.614          $35.877           $33.471
Number of Units Outstanding, End of Period           528,141         1,434,477        1,488,899         1,469,841
------------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $38.177           $49.060          $76.581           $55.067
Accumulation Unit Value, End of Period               $49.060           $76.581          $55.067           $47.549
Number of Units Outstanding, End of Period           221,631           950,293        1,396,798         1,180,919
------------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $27.627           $33.452          $42.510           $39.785
Accumulation Unit Value, End of Period               $33.452           $42.510          $39.785           $32.201
Number of Units Outstanding, End of Period           175,357           392,050          635,143           508,808
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $15.193           $16.794          $18.951           $18.188
Accumulation Unit Value, End of Period               $16.794           $18.951          $18.188           $16.781
Number of Units Outstanding, End of Period           156,429           488,336          611,375           578,485
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $26.463           $24.176          $23.477           $15.662
Accumulation Unit Value, End of Period               $24.176           $23.477          $15.662           $10.211
Number of Units Outstanding, End of Period           137,884           290,136          271,440           263,472
------------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $12.036           $12.248          $12.906           $12.725
Accumulation Unit Value, End of Period               $12.248           $12.906          $12.725           $12.812
Number of Units Outstanding, End of Period           164,457           270,771          228,558           316,173
------------------------------------------------------------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1998              1999              2000             2001
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         -                 -                $10.000           $ 9.289
Accumulation Unit Value, End of Period               -                 -                $ 9.289           $ 5.222
Number of Units Outstanding, End of Period           -                 -                 36,971           122,546
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $12.355           $12.766          $13.166           $13.743
Accumulation Unit Value, End of Period               $12.766           $13.166          $13.743           $14.053
Number of Units Outstanding, End of Period           673,034         1,263,421        1,085,418         1,927,404
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $  5.587          $  5.294         $  8.655          $  5.669
Accumulation Unit Value, End of Period               $  5.294          $  8.655         $  5.669          $  4.049
Number of Units Outstanding, End of Period             52,484           390,608          573,966           376,670
------------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $17.841           $18.906          $17.804           $19.468
Accumulation Unit Value, End of Period               $18.906           $17.804          $19.468           $20.992
Number of Units Outstanding, End of Period           169,761           328,139          388,445           744,296
------------------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         -                 $10.000          $10.049           $10.470
Accumulation Unit Value, End of Period               -                 $10.049          $10.470           $10.996
Number of Units Outstanding, End of Period           -                  34,942           68,599           186,207
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $21.497           $26.371          $30.459           $30.474
Accumulation Unit Value, End of Period               $26.371           $30.459          $30.474           $26.937
Number of Units Outstanding, End of Period           472,816         1,004,838        1,334,894         1,250,916
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $11.110          $13.146           $11.727
Accumulation Unit Value, End of Period               $11.110           $13.146          $11.727           $10.128
Number of Units Outstanding, End of Period           283,511         1,877,442        2,621,084         2,479,435
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $23.622           $28.985          $32.155           $32.612
Accumulation Unit Value, End of Period               $28.985           $32.155          $32.612           $23.831
Number of Units Outstanding, End of Period           159,860           340,744          558,866           503,281
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.089         $13.584           $ 8.169
Accumulation Unit Value, End of Period               $ 7.089           $13.584         $ 8.169           $ 7.518
Number of Units Outstanding, End of Period            19,500           210,592         449,505           318,648
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.370          $13.842           $12.024
Accumulation Unit Value, End of Period               $10.370           $13.842          $12.024           $10.045
Number of Units Outstanding, End of Period           154,201           495,861          915,909           789,440
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.771          $12.040           $10.378
Accumulation Unit Value, End of Period               $ 9.771           $12.040          $10.378           $ 8.243
Number of Units Outstanding, End of Period            31,933           172,588          359,209           352,646
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1998              1999             2000              2001
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -                $10.000           $10.226
Accumulation Unit Value, End of Period               -                 -                $10.226           $ 9.747
Number of Units Outstanding, End of Period           -                 -                 67,804           439,613
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.048          $ 8.774           $11.165
Accumulation Unit Value, End of Period               $ 9.048           $ 8.774          $11.165           $12.069
Number of Units Outstanding, End of Period             37,193           93,827          165,007           258,530
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $12.590          $24.088           $21.302
Accumulation Unit Value, End of Period               $12.590           $24.088          $21.302           $14.362
Number of Units Outstanding, End of Period            82,427           818,855        2,158,492         1,771,972
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         -                 $10.000          $14.447           $ 8.311
Accumulation Unit Value, End of Period               -                 $14.447          $ 8.311           $ 6.275
Number of Units Outstanding, End of Period           -                 -                252,723           284,246
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         -                 $10.000          $14.447           $ 7.331
Accumulation Unit Value, End of Period               -                 $14.447          $ 7.331           $ 4.770
Number of Units Outstanding, End of Period           -                 -                112,625           178,606
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         -                 $10.000          $14.447           $ 7.988
Accumulation Unit Value, End of Period               -                 $14.447          $ 7.988           $ 6.874
Number of Units Outstanding, End of Period           -                 -                510,446           651,404
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         -                 $10.000          $14.447           $ 8.132
Accumulation Unit Value, End of Period               -                 $14.447          $ 8.132           $ 6.110
Number of Units Outstanding, End of Period           -                 -                145,135           131,345
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         -                 $10.000          $14.447           $10.747
Accumulation Unit Value, End of Period               -                 $14.447          $10.747           $10.592
Number of Units Outstanding, End of Period           -                 -                282,835           876,470
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         -                 $10.000          $14.447           $ 7.849
Accumulation Unit Value, End of Period               -                 $14.447          $ 7.849           $ 6.380
Number of Units Outstanding, End of Period           -                 -                505,325           463,774
------------------------------------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         -                 -                $10.000           $10.783
Accumulation Unit Value, End of Period               -                 -                $10.783           $ 9.934
Number of Units Outstanding, End of Period           -                 -                 86,919           148,690

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 1998              1999             2000              2001
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         -                 -                $10.000           $ 9.069
Accumulation Unit Value, End of Period               -                 -                $ 9.069           $ 7.085
Number of Units Outstanding, End of Period           -                 -                430,045           555,094
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -                -                 -
Accumulation Unit Value, End of Period               -                 -                -                 -
Number of Units Outstanding, End of Period           -                 -                -                 -
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         -                 -                $10.000           $ 8.112
Accumulation Unit Value, End of Period               -                 -                $ 8.112           $ 6.195
Number of Units Outstanding, End of Period           -                 -                361,221           386,861


*Contracts with the Performance Benefit Combination Option was first offered under the Contracts on December 7, 1998 and the Death Benefit Combination Option was first offered under the Contracts on May 3, 1999. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE  THE  CONTRACTS  WERE  FIRST  OFFERED  WITH  INCOME  BENEFIT
COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.210
Accumulation Unit Value, End of Period               $ 9.210           $ 6.480
Number of Units Outstanding, End of Period           0                   1,833
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.872
Accumulation Unit Value, End of Period               $ 9.872          $ 7.155
Number of Units Outstanding, End of Period           0                  14,263
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.051
Accumulation Unit Value, End of Period               $ 9.051           $ 6.826
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.423
Accumulation Unit Value, End of Period               $10.423           $ 9.718
Number of Units Outstanding, End of Period           0                  24,417
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $  9.271
Accumulation Unit Value, End of Period               $  9.271          $  6.669
Number of Units Outstanding, End of Period           0                   23,789
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.330
Accumulation Unit Value, End of Period               $10.330           $ 8.356
Number of Units Outstanding, End of Period           0                  11,431
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.283
Accumulation Unit Value, End of Period               $10.283           $ 9.482
Number of Units Outstanding, End of Period           0                    1,963
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.358
Accumulation Unit Value, End of Period               $ 8.358           $ 5.446
Number of Units Outstanding, End of Period           0                  12,725
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.024
Accumulation Unit Value, End of Period               $10.024           $10.253
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.288
Accumulation Unit Value, End of Period               $ 9.288           $ 5.258
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.069
Accumulation Unit Value, End of Period               $10.069           $10.290
Number of Units Outstanding, End of Period           0                   8,224
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.560
Accumulation Unit Value, End of Period               $ 8.560           $ 6.110
Number of Units Outstanding, End of Period           0                     391
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $11.209
Number of Units Outstanding, End of Period           0                   2,626
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.090
Accumulation Unit Value, End of Period               $10.090           $10.591
Number of Units Outstanding, End of Period           0                   1,106
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.576
Accumulation Unit Value, End of Period               $ 9.576           $ 8.459
Number of Units Outstanding, End of Period           0                  31,531
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.212
Accumulation Unit Value, End of Period               $ 9.212           $ 7.951
Number of Units Outstanding, End of Period           0                   3,772
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.022
Accumulation Unit Value, End of Period               $10.022           $ 7.319
Number of Units Outstanding, End of Period           0                  11,476
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.387
Accumulation Unit Value, End of Period               $ 8.387           $ 7.315
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.585
Accumulation Unit Value, End of Period               $ 8.585           $ 7.168
Number of Units Outstanding, End of Period           0                     596
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 8.405
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------






For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.834
Accumulation Unit Value, End of Period               $ 9.834           $ 9.368
Number of Units Outstanding, End of Period           0                     334
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.749
Accumulation Unit Value, End of Period               $10.749           $11.987
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.112
Accumulation Unit Value, End of Period               $ 8.112           $ 5.466
Number of Units Outstanding, End of Period           0                     946
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.237
Accumulation Unit Value, End of Period               $ 8.237           $ 6.215
Number of Units Outstanding, End of Period           0                     184
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.319
Accumulation Unit Value, End of Period               $ 8.319           $ 5.793
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.407
Accumulation Unit Value, End of Period               $ 9.407           $ 8.315
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.859
Accumulation Unit Value, End of Period               $ 8.859           $ 6.815
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.941
Accumulation Unit Value, End of Period               $ 9.941           $ 9.793
Number of Units Outstanding, End of Period           0                   4,956
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.835
Accumulation Unit Value, End of Period               $ 8.835           $ 7.178
Number of Units Outstanding, End of Period           0                     428
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
PUTNAM VARIABLE TRUSTS (Class IB Shares)
--------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.074
Accumulation Unit Value, End of Period               $10.074           $ 9.275
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.942
Accumulation Unit Value, End of Period               $ 9.942           $ 7.763
Number of Units Outstanding, End of Period           0                     597
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.661
Accumulation Unit Value, End of Period               $ 7.661           $ 6.714
Number of Units Outstanding, End of Period           0                     509




*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The inception dates for the Variable
Sub-Accounts are shown above the first table of Accumulation Unit Values on page
A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE  CONTRACTS  WERE FIRST  OFFERED WITH THE INCOME AND DEATH
BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.210
Accumulation Unit Value, End of Period               $ 9.210           $ 6.465
Number of Units Outstanding, End of Period             2,135            21,622
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.870
Accumulation Unit Value, End of Period               $ 9.870           $ 7.139
Number of Units Outstanding, End of Period               280            18,439
--------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.050
Accumulation Unit Value, End of Period               $ 9.050           $ 6.810
Number of Units Outstanding, End of Period           0                   7,009
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.420
Accumulation Unit Value, End of Period               $10.420           $ 9.696
Number of Units Outstanding, End of Period            17,411           162,997
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.270
Accumulation Unit Value, End of Period               $ 9.270           $ 6.653
Number of Units Outstanding, End of Period            44,843           275,064
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.333
Accumulation Unit Value, End of Period               $10.333           $ 8.337
Number of Units Outstanding, End of Period             8,533            69,755
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.280
Accumulation Unit Value, End of Period               $10.280           $ 9.460
Number of Units Outstanding, End of Period             5,147            37,562
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.360
Accumulation Unit Value, End of Period               $ 8.360           $ 5.434
Number of Units Outstanding, End of Period             3,234            18,175
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000
Accumulation Unit Value, End of Period               $                 $10.063
Number of Units Outstanding, End of Period           0                   6,190
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000
Accumulation Unit Value, End of Period               $                 $ 5.206
Number of Units Outstanding, End of Period           0                   3,938
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.070
Accumulation Unit Value, End of Period               $10,070           $10.266
Number of Units Outstanding, End of Period             4,189            34,948
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.559
Accumulation Unit Value, End of Period               $ 8.559           $ 6.196
Number of Units Outstanding, End of Period           0                   5,050
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.400
Accumulation Unit Value, End of Period               $10.400           $11.183
Number of Units Outstanding, End of Period             6,003            39,929
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.088
Accumulation Unit Value, End of Period               $10.088           $10.566
Number of Units Outstanding, End of Period           0                     565
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.573
Accumulation Unit Value, End of Period               $ 9.573           $ 8.440
Number of Units Outstanding, End of Period               314            64,590
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.210
Accumulation Unit Value, End of Period               $ 9.210           $ 7.933
Number of Units Outstanding, End of Period            19,728            62,351
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.021
Accumulation Unit Value, End of Period               $10.021           $ 7.303
Number of Units Outstanding, End of Period             1,268            57,623
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.387
Accumulation Unit Value, End of Period               $ 8.387           $ 7.697
Number of Units Outstanding, End of Period           0                     391
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.584
Accumulation Unit Value, End of Period               $ 8.584           $ 7.151
Number of Units Outstanding, End of Period               721            16,825
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.836
Accumulation Unit Value, End of Period               $ 9.836           $ 7.791
Number of Units Outstanding, End of Period           0                     516
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.832
Accumulation Unit Value, End of Period               $ 9.832           $ 9.346
Number of Units Outstanding, End of Period           0                  16,142
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.747
Accumulation Unit Value, End of Period               $10.747           $11.586
Number of Units Outstanding, End of Period           0                   2,387
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.110
Accumulation Unit Value, End of Period               $ 8.110           $ 5.453
Number of Units Outstanding, End of Period             6,591            72,989
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.233
Accumulation Unit Value, End of Period               $ 8.233           $ 6.201
Number of Units Outstanding, End of Period           0                   6,247
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.317
Accumulation Unit Value, End of Period               $ 8.317           $ 5.397
Number of Units Outstanding, End of Period           0                      61
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.406
Accumulation Unit Value, End of Period               $ 9.406           $ 8.072
Number of Units Outstanding, End of Period           0                   2,372
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.858
Accumulation Unit Value, End of Period               $ 8.858           $ 6.637
Number of Units Outstanding, End of Period           0                   6,281
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.940
Accumulation Unit Value, End of Period               $ 9.940           $ 9.770
Number of Units Outstanding, End of Period           0                  33,844
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.830
Accumulation Unit Value, End of Period               $ 8.830           $ 7.162
Number of Units Outstanding, End of Period               661             3,489
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -


For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.072
Accumulation Unit Value, End of Period               $10.072           $ 9.253
Number of Units Outstanding, End of Period           0                   1,873
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.940
Accumulation Unit Value, End of Period               $ 9.940           $ 7.745
Number of Units Outstanding, End of Period           0                   6,602
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.659
Accumulation Unit Value, End of Period               $ 7.659           $ 6.699
Number of Units Outstanding, End of Period           0                   3,663







*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST OFFERED WITH THE ENHANCED  EARNINGS
DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.130
Accumulation Unit Value, End of Period               $10.130           $ 7.135
Number of Units Outstanding, End of Period           0                  12,656
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 7.487
Number of Units Outstanding, End of Period           0                  14,927
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.869
Accumulation Unit Value, End of Period               $ 9.869           $ 7.450
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.496
Accumulation Unit Value, End of Period               $10.496           $ 9.796
Number of Units Outstanding, End of Period           0                  55,801
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7.292
Number of Units Outstanding, End of Period           0                 109,861
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $ 8.422
Number of Units Outstanding, End of Period           0                  15,831
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.320
Accumulation Unit Value, End of Period               $10.320           $ 9.525
Number of Units Outstanding, End of Period           0                   7,798
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.543
Accumulation Unit Value, End of Period               $ 9.543           $ 6.224
Number of Units Outstanding, End of Period           0                   9,421
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.278
Accumulation Unit Value, End of Period               $10.278           $10.352
Number of Units Outstanding, End of Period           0                   2,625
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.593
Accumulation Unit Value, End of Period               $ 9.593           $ 5.435
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.247
Number of Units Outstanding, End of Period           0                  22,571
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.500
Accumulation Unit Value, End of Period               $ 9.500           $ 6.788
Number of Units Outstanding, End of Period           0                   1,847
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.018
Accumulation Unit Value, End of Period               $10.018           $10.807
Number of Units Outstanding, End of Period           0                  34,608
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.010
Accumulation Unit Value, End of Period               $10.010           $10.515
Number of Units Outstanding, End of Period           0                   1,041
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.072
Accumulation Unit Value, End of Period               $10.072           $ 8.907
Number of Units Outstanding, End of Period           0                  38,063
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.979
Accumulation Unit Value, End of Period               $ 9.979           $ 8.622
Number of Units Outstanding, End of Period           0                   7,168
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.140
Accumulation Unit Value, End of Period               $10.140           $ 7.413
Number of Units Outstanding, End of Period           0                  38,052
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.538
Accumulation Unit Value, End of Period               $ 9.538           $ 8.781
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.829
Accumulation Unit Value, End of Period               $ 9.829           $ 8.215
Number of Units Outstanding, End of Period           0                  10,841
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.199
Accumulation Unit Value, End of Period               $10.199           $ 8.104
Number of Units Outstanding, End of Period           0                   1,531
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                  2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.320
Accumulation Unit Value, End of Period               $10.320           $ 9.841
Number of Units Outstanding, End of Period           0                   2,487
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $10.842
Number of Units Outstanding, End of Period           0                     195
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.839
Accumulation Unit Value, End of Period               $ 9.839           $ 6.636
Number of Units Outstanding, End of Period           0                   9,781
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.896
Accumulation Unit Value, End of Period               $ 9.896           $ 7.601
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 6.451
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.159
Accumulation Unit Value, End of Period               $10.159           $ 8.745
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.928
Accumulation Unit Value, End of Period               $ 9.928           $ 7.642
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.359
Accumulation Unit Value, End of Period               $10.359           $10.214
Number of Units Outstanding, End of Period           0                  15,086
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.808
Accumulation Unit Value, End of Period               $ 9.808           $ 8.110
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.226
Accumulation Unit Value, End of Period               $10.226           $ 9.424
Number of Units Outstanding, End of Period           0                   2,533
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 8.063
Number of Units Outstanding, End of Period           0                   1,298
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.818
Accumulation Unit Value, End of Period               $ 9.818           $ 7.561
Number of Units Outstanding, End of Period           0                   1,587







*Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.130
Accumulation Unit Value, End of Period               $10.130           $ 7.125
Number of Units Outstanding, End of Period           0                   6,584
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 7.477
Number of Units Outstanding, End of Period           0                  10,305
--------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.869
Accumulation Unit Value, End of Period               $ 9.869           $ 7.440
Number of Units Outstanding, End of Period           0                   6,087
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.495
Accumulation Unit Value, End of Period               $10.495           $ 9.783
Number of Units Outstanding, End of Period             5,188           152,030
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7,283
Number of Units Outstanding, End of Period             4,354           170,453
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $ 8.410
Number of Units Outstanding, End of Period           0                  74,523
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.512
Number of Units Outstanding, End of Period             1,060            41,357
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.542
Accumulation Unit Value, End of Period               $ 9.542           $ 6.216
Number of Units Outstanding, End of Period             2,053             7,045
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $10.338
Number of Units Outstanding, End of Period             9,373             6,147
--------------------------------------------------------------------------------


For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.593
Accumulation Unit Value, End of Period               $ 9.593           $ 5.388
Number of Units Outstanding, End of Period           0                  16,803
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.233
Number of Units Outstanding, End of Period           0                  15,344
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.500
Accumulation Unit Value, End of Period               $ 9.500           $ 6.779
Number of Units Outstanding, End of Period           0                  26,888
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.018
Accumulation Unit Value, End of Period               $10.018           $10.793
Number of Units Outstanding, End of Period            14,084            36,716
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.007
Accumulation Unit Value, End of Period               $10.007           $10.501
Number of Units Outstanding, End of Period           0                      92
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.072
Accumulation Unit Value, End of Period               $10.072           $ 8.895
Number of Units Outstanding, End of Period            11,272            33,660
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.979
Accumulation Unit Value, End of Period               $ 9.979           $ 8.611
Number of Units Outstanding, End of Period           0                  30,583
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.139
Accumulation Unit Value, End of Period               $10.139           $ 7.403
Number of Units Outstanding, End of Period             6,965            39,374
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.538
Accumulation Unit Value, End of Period               $ 9.538           $ 8.770
Number of Units Outstanding, End                     0                  10,484
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.829
Accumulation Unit Value, End of Period               $ 9.829           $ 8,204
Number of Units Outstanding, End of Period             1,183            26,681
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.199
Accumulation Unit Value, End of Period               $10.199           $ 8.093
Number of Units Outstanding, End of Period           0                   4,053
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------






For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.320
Accumulation Unit Value, End of Period               $10.320           $ 9.834
Number of Units Outstanding, End of Period           0                   4,883
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $10.827
Number of Units Outstanding, End of Period             5,505             3,542
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 6.627
Number of Units Outstanding, End of Period               463            20,768
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.896
Accumulation Unit Value, End of Period               $ 9.896             7.464
Number of Units Outstanding, End of Period           0                   5,678
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 6.443
Number of Units Outstanding, End of Period           0                   1,327
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.159
Accumulation Unit Value, End of Period               $10.159           $ 8.734
Number of Units Outstanding, End of Period           0                   6,178
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.928
Accumulation Unit Value, End of Period               $ 9.928           $ 7.453
Number of Units Outstanding, End of Period           0                   1,080
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.359
Accumulation Unit Value, End of Period               $10.359           $10.201
Number of Units Outstanding, End of Period           0                  23,723
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.808
Accumulation Unit Value, End of Period               $ 9.808           $ 7.965
Number of Units Outstanding, End of Period           0                   2,592
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.226
Accumulation Unit Value, End of Period               $10.226           $ 9.411
Number of Units Outstanding, End of Period           0                     920
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 8.052
Number of Units Outstanding, End of Period           0                   2,054
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.818
Accumulation Unit Value, End of Period               $ 9.818           $ 7.551
Number of Units Outstanding, End of Period           0                   1,684









*Contracts  with the Enhanced  Earnings  Death  Benefit  Option and the Enhanced
Death Benefit,  the Performance Income Benefit, or the Performance Death Benefit
Option were first offered under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST OFFERED WITH THE ENHANCED  EARNINGS
DEATH  BENEFIT  OPTION  AND THE  PERFORMANCE  BENEFIT  COMBINATION  OR THE DEATH
BENEFIT COMBINATION OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.129
Accumulation Unit Value, End of Period               $10.129           $ 7.117
Number of Units Outstanding, End of Period           0                  25,339
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 7.468
Number of Units Outstanding, End of Period           0
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $  9.869
Accumulation Unit Value, End of Period               $ 9.869           $  7.431
Number of Units Outstanding, End of Period           0                   18,778
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.496
Accumulation Unit Value, End of Period               $10.496           $ 9.772
Number of Units Outstanding, End of Period           0                  82,875
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7.274
Number of Units Outstanding, End of Period           0                 139,672
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $ 8.401
Number of Units Outstanding, End of Period           0                  40,707
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.501
Number of Units Outstanding, End of Period           0                  23,606
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.542
Accumulation Unit Value, End of Period               $ 9.542           $ 6.209
Number of Units Outstanding, End of Period           0                   2,570
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $10.326
Number of Units Outstanding, End of Period           0                  10.916
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.593
Accumulation Unit Value, End of Period               $ 9.593           $ 5.382
Number of Units Outstanding, End of Period           0                     369
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.222
Number of Units Outstanding, End of Period           0                  42,162
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.499
Accumulation Unit Value, End of Period               $ 9.499           $ 6.771
Number of Units Outstanding, End of Period           0                   6,692
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.018
Accumulation Unit Value, End of Period               $10.018           $10.780
Number of Units Outstanding, End of Period           0                  46,655
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.010
Accumulation Unit Value, End of Period               $10.010           $10.489
Number of Units Outstanding, End of Period           0                   4,863
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.072
Accumulation Unit Value, End of Period               $10.072           $ 8.885
Number of Units Outstanding, End of Period           0                  67,992
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.978
Accumulation Unit Value, End of Period               $ 9.978           $ 8.601
Number of Units Outstanding, End of Period           0                  42,471
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.139
Accumulation Unit Value, End of Period               $10.139           $ 7.394
Number of Units Outstanding, End of Period           0                  33,478
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $  9.538
Accumulation Unit Value, End of Period               $ 9.538           $  8.760
Number of Units Outstanding, End of Period           0                    6,110
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $  9.829
Accumulation Unit Value, End of Period               $ 9.829           $  8.194
Number of Units Outstanding, End of Period           0                   27,025
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.199
Accumulation Unit Value, End of Period               $10.199           $ 8.084
Number of Units Outstanding, End of Period           0                   3,255
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001

--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.320
Accumulation Unit Value, End of Period               $10.320           $ 9.816
Number of Units Outstanding, End of Period           0                   5,227
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $10.815
Number of Units Outstanding, End of Period           0                   2,973
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 6.619
Number of Units Outstanding, End of Period           0                  29,475
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.895
Accumulation Unit Value, End of Period               $ 9.895           $ 7.456
Number of Units Outstanding, End of Period           0                   2,415
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 6.435
Number of Units Outstanding, End of Period           0                   1,877
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.159
Accumulation Unit Value, End of Period               $10.159           $ 8.724
Number of Units Outstanding, End of Period           0                  13,177
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.927
Accumulation Unit Value, End of Period               $ 9.927           $ 7.444
Number of Units Outstanding, End of Period           0                   3,249
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.359
Accumulation Unit Value, End of Period               $10.359           $10.189
Number of Units Outstanding, End of Period           0                  24,208
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.808
Accumulation Unit Value, End of Period               $ 9.808           $ 7.956
Number of Units Outstanding, End of Period           0                   4,364
--------------------------------------------------------------------------------
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000             2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.225
Accumulation Unit Value, End of Period               $10.225           $ 9.400
Number of Units Outstanding, End of Period           0                   1,125
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 8.043
Number of Units Outstanding, End of Period           0                   3,661
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.817
Accumulation Unit Value, End of Period               $ 9.817           $ 7.542
Number of Units Outstanding, End of Period           0                   3,758
--------------------------------------------------------------------------------











*Contracts with the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.129
Accumulation Unit Value, End of Period               $10.129           $ 7.250
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 8.139
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.868
Accumulation Unit Value, End of Period               $ 9.868           $ 8.018
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.495
Accumulation Unit Value, End of Period               $10.495           $ 9.765
Number of Units Outstanding, End of Period           0                   3,793
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7.270
Number of Units Outstanding, End of Period           0                   5,498
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.400
Accumulation Unit Value, End of Period               $10.400           $ 8.396
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.495
Number of Units Outstanding, End of Period           0                   3,784
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.541
Accumulation Unit Value, End of Period               $ 9.541           $ 6.205
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $10.498
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                  2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.593
Accumulation Unit Value, End of Period               $ 9.593           $ 5.424
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.016
Accumulation Unit Value, End of Period               $10.016           $10.215
Number of Units Outstanding, End of Period           0                  14,901
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.499
Accumulation Unit Value, End of Period               $ 9.499           $ 7.581
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.774
Number of Units Outstanding, End of Period           0                     506
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.010
Accumulation Unit Value, End of Period               $10.010           $10.313
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.071
Accumulation Unit Value, End of Period               $10.071           $ 8.879
Number of Units Outstanding, End of Period         ` 0                   4,132
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.978
Accumulation Unit Value, End of Period               $ 9.978           $10.313
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.139
Accumulation Unit Value, End of Period               $10.139           $ 7.390
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.537
Accumulation Unit Value, End of Period               $ 9.537           $  8.307
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.828
Accumulation Unit Value, End of Period               $ 9.828           $  8.231
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.198
Accumulation Unit Value, End of Period               $10.198           $ 8.702
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------






For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.935
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $11.164
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 6.976
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.895
Accumulation Unit Value, End of Period               $ 9.895           $ 7.586
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 6.892
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.158
Accumulation Unit Value, End of Period               $10.158           $ 8.967
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.927
Accumulation Unit Value, End of Period               $ 9.927           $ 7.626
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.358
Accumulation Unit Value, End of Period               $10.358           $10.183
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.807
Accumulation Unit Value, End of Period               $ 9.807           $ 8.093
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.225
Accumulation Unit Value, End of Period               $10.225           $ 9.840
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.160
Accumulation Unit Value, End of Period               $10.160           $ 8.510
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.817
Accumulation Unit Value, End of Period               $ 9.817           $ 7.972
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------












*Contracts  with the  Enhanced  Earnings  Death  Benefit  Option  and the Income
Benefit  Combination Option 2 were first offered under the Contracts on December
6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit
Value for each of these Variable  Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                        2000              2001

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.695
Accumulation Unit Value, End of Period               $ 9.695           $ 6.847
Number of Units Outstanding, End of Period            72,420            69,330
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.719
Accumulation Unit Value, End of Period               $ 9.719           $ 7.070
Number of Units Outstanding, End of Period           139,613           250,213
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.434
Accumulation Unit Value, End of Period               $ 8.434           $ 6.383
Number of Units Outstanding, End of Period            36,893            26,764
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.702
Accumulation Unit Value, End of Period               $10.702           $10.016
Number of Units Outstanding, End of Period           996,619         1,735,966
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.543
Accumulation Unit Value, End of Period               $ 9.543           $ 6.890
Number of Units Outstanding, End of Period          1,289,081        1,905,766
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.208
Accumulation Unit Value, End of Period               $ 9.208           $ 7.476
Number of Units Outstanding, End of Period           434,294           649,898
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.951
Accumulation Unit Value, End of Period               $ 9.951           $ 9.209
Number of Units Outstanding, End of Period           220,380           383,696
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 6.956
Accumulation Unit Value, End of Period               $ 6.956           $ 4.550
Number of Units Outstanding, End of Period            94,315            39,386
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.050
Accumulation Unit Value, End of Period               $10.050           $10.150
Number of Units Outstanding, End of Period             9,550            56,983
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.594
Accumulation Unit Value, End of Period               $ 9.594           $ 5.240
Number of Units Outstanding, End of Period           0                   3,545
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.281
Accumulation Unit Value, End of Period               $10.281           $10.545
Number of Units Outstanding, End of Period           185,342           390,513
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.275
Accumulation Unit Value, End of Period               $ 7.275           $ 5.212
Number of Units Outstanding, End of Period            42,478            61,584
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.774
Accumulation Unit Value, End of Period               $10.774           $11.653
Number of Units Outstanding, End of Period           374,073           908,741
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.008
Accumulation Unit Value, End of Period               $10.008           $10.880
Number of Units Outstanding, End of Period           0                  83,420
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.940
Accumulation Unit Value, End of Period               $ 9.940           $ 8.814
Number of Units Outstanding, End of Period         1,009,853         1,726,975
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.970
Accumulation Unit Value, End of Period               $ 8.970           $ 7.771
Number of Units Outstanding, End of Period            70,626            92,819
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.142
Accumulation Unit Value, End of Period               $10.142           $ 7.434
Number of Units Outstanding, End of Period           781,016         1,174,451
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 6.389
Accumulation Unit Value, End of Period               $ 6.389           $ 5.898
Number of Units Outstanding, End of Period             4,827            10,560
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.339
Accumulation Unit Value, End of Period               $ 8.339           $ 6.988
Number of Units Outstanding, End of Period            16,016            51,206
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.057
Accumulation Unit Value, End of Period               $ 9.057           $ 7.217
Number of Units Outstanding, End of Period             1,690            35,642
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.235
Accumulation Unit Value, End of Period               $10.235           $ 9.786
Number of Units Outstanding, End of Period             2,735            41,817
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $11.507
Accumulation Unit Value, End of Period               $11.507           $12.478
Number of Units Outstanding, End of Period             9,341            29,381
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.132
Accumulation Unit Value, End of Period               $ 8.132           $ 5.500
Number of Units Outstanding, End of Period            95,704           171,875
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.288
Accumulation Unit Value, End of Period               $ 8.288           $ 6.277
Number of Units Outstanding, End of Period            18,076            55,783
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.402
Accumulation Unit Value, End of Period               $ 7.402           $ 4.831
Number of Units Outstanding, End of Period            33,449            33,884
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.325
Accumulation Unit Value, End of Period               $ 8.325           $ 7.186
Number of Units Outstanding, End of Period            33,192           105,969
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.003
Accumulation Unit Value, End of Period               $ 8.003           $ 6.033
Number of Units Outstanding, End of Period            18,271            21,838
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.246
Accumulation Unit Value, End of Period               $10.246           $10.131
Number of Units Outstanding, End of Period             6,267           201,245
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.982
Accumulation Unit Value, End of Period               $ 7.982           $ 6.508
Number of Units Outstanding, End of Period            14,138            27,732
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.568
Accumulation Unit Value, End of Period               $10.568           $ 9.766
Number of Units Outstanding, End of Period                79            19,767
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.019
Accumulation Unit Value, End of Period               $ 9.019           $ 7.069
Number of Units Outstanding, End of Period            24,612            76,988
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.120
Accumulation Unit Value, End of Period               $ 8.120           $ 6.220
Number of Units Outstanding, End of Period            25,462            59,547







*Contracts with the Longevity Reward Rider were first offered under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The
Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER AND ENHANCED  DEATH BENEFIT  OPTION,  PERFORMANCE  DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.688
Accumulation Unit Value, End of Period               $ 9.688           $ 6.833
Number of Units Outstanding, End of Period            32,338            29,849
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $  9.712
Accumulation Unit Value, End of Period               $ 9.712           $  7.056
Number of Units Outstanding, End of Period            24,368             78,450
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.427
Accumulation Unit Value, End of Period               $ 8.427           $ 6.370
Number of Units Outstanding, End of Period             5,746            12,618
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.694
Accumulation Unit Value, End of Period               $10.694           $ 9.995
Number of Units Outstanding, End of Period           274,154           574,872
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.536
Accumulation Unit Value, End of Period               $ 9.536          $  6.876
Number of Units Outstanding, End of Period           323,143           548,984
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.202
Accumulation Unit Value, End of Period               $ 9.202           $ 7.461
Number of Units Outstanding, End of Period           118,339           245,887
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.943
Accumulation Unit Value, End of Period               $ 9.943           $ 9.191
Number of Units Outstanding, End of Period            95,817           211,641
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 6.951
Accumulation Unit Value, End of Period               $ 6.951           $ 4.540
Number of Units Outstanding, End of Period            24,508            23,364
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.042
Accumulation Unit Value, End of Period               $10.042           $10.129
Number of Units Outstanding, End of Period             1,966            20,197
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $ 5.232
Number of Units Outstanding, End of Period           0                  12,537
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.273
Accumulation Unit Value, End of Period               $10.273           $10.524
Number of Units Outstanding, End of Period             8,043            45,902
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.270
Accumulation Unit Value, End of Period               $ 7.270           $ 5.202
Number of Units Outstanding, End of Period             9,077             9,896
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.766
Accumulation Unit Value, End of Period               $10.766           $11.630
Number of Units Outstanding, End of Period           108,499           245,837
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.320
Accumulation Unit Value, End of Period               $10.320           $10.858
Number of Units Outstanding, End of Period           0                  13,568
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.932
Accumulation Unit Value, End of Period               $ 9.932           $ 8.796
Number of Units Outstanding, End of Period           326,654           560,497
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.963
Accumulation Unit Value, End of Period               $ 8.963           $ 7.756
Number of Units Outstanding, End of Period             41,057           71,445
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.135
Accumulation Unit Value, End of Period               $10.135           $ 7.419
Number of Units Outstanding, End of Period           226,311           357,307
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 6.389
Accumulation Unit Value, End of Period               $ 6.389           $ 5.886
Number of Units Outstanding, End of Period                12                10
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $  8.333
Accumulation Unit Value, End of Period               $  8.333          $  6.974
Number of Units Outstanding, End of Period             17,488            19,987
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.051
Accumulation Unit Value, End of Period               $ 9.051           $ 7.202
Number of Units Outstanding, End of Period             3,672            11,730
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.320
Accumulation Unit Value, End of Period               $10.320           $ 9.766
Number of Units Outstanding, End of Period           0                  19,804
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $11.499
Accumulation Unit Value, End of Period               $11.499           $12.453
Number of Units Outstanding, End of Period               452             5,850
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.126
Accumulation Unit Value, End of Period               $ 8.126           $ 5.489
Number of Units Outstanding, End of Period            49,523            58,602
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.282
Accumulation Unit Value, End of Period               $ 8.282           $ 6.264
Number of Units Outstanding, End of Period             4,937             9,044
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.397
Accumulation Unit Value, End of Period               $ 7,397           $ 4.822
Number of Units Outstanding, End of Period             5,869             5,870
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.159
Accumulation Unit Value, End of Period               $10.159           $ 7.171
Number of Units Outstanding, End of Period           0                  31,111
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.998
Accumulation Unit Value, End of Period               $ 7.998           $ 6.020
Number of Units Outstanding, End of Period             6,857            17,963
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.239
Accumulation Unit Value, End of Period               $10.239           $10.110
Number of Units Outstanding, End of Period            10,486            43,606
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.976
Accumulation Unit Value, End of Period               $ 7.976           $ 6.495
Number of Units Outstanding, End of Period             5,139             9,497
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.560
Accumulation Unit Value, End of Period               $10.560           $ 9.746
Number of Units Outstanding, End of Period             5,4               7,204
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.013
Accumulation Unit Value, End of Period               $ 9.013           $ 7.054
Number of Units Outstanding, End of Period             3,997            15,017
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.114
Accumulation Unit Value, End of Period               $ 8.114           $ 6.207
Number of Units Outstanding, End of Period             3,404             4,428
--------------------------------------------------------------------------------








*Contracts with the Longevity  Reward Rider and the Enhanced Death Benefit,  the
Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER  AND  THE  PERFORMANCE   BENEFIT   COMBINATION  OPTION  OR  DEATH  BENEFIT
COMBINATION OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.682
Accumulation Unit Value, End of Period               $ 9.682           $ 6.821
Number of Units Outstanding, End of Period             3,790             3,592
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.706
Accumulation Unit Value, End of Period               $ 9.706           $ 7.044
Number of Units Outstanding, End of Period             1,574             3,674
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.869
Accumulation Unit Value, End of Period               $ 9.869           $ 6.857
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.688
Accumulation Unit Value, End of Period               $10.688           $ 9.978
Number of Units Outstanding, End of Period            50,253           130,186
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.530
Accumulation Unit Value, End of Period               $ 9.530           $ 6.864
Number of Units Outstanding, End of Period            55,513           122,771
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.196
Accumulation Unit Value, End of Period               $ 9.196           $ 7.448
Number of Units Outstanding, End of Period            23,454            37,252
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.937
Accumulation Unit Value, End of Period               $ 9.937           $ 9.175
Number of Units Outstanding, End of Period            13,949            37,059
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 6.947
Accumulation Unit Value, End of Period               $ 6.947           $ 4.532
Number of Units Outstanding, End of Period             4,679             5,065
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $10.112
Number of Units Outstanding, End of Period           0                  30,858
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.593
Accumulation Unit Value, End of Period               $ 9.593           $ 5.264
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.267
Accumulation Unit Value, End of Period               $10.267           $10.506
Number of Units Outstanding, End of Period             2,122            24,050
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.265
Accumulation Unit Value, End of Period               $ 7.265           $ 5.193
Number of Units Outstanding, End of Period               651             3,201
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.759
Accumulation Unit Value, End of Period               $10.759           $11.609
Number of Units Outstanding, End of Period             9,069            38,761
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.310
Accumulation Unit Value, End of Period               $10.310           $10.839
Number of Units Outstanding, End of Period           0                   1,344
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.926
Accumulation Unit Value, End of Period               $ 9.926           $ 8.780
Number of Units Outstanding, End of Period            52,247           180,367
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.957
Accumulation Unit Value, End of Period               $ 8.957           $ 7.742
Number of Units Outstanding, End of Period             9,545             8,769
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7.406
Number of Units Outstanding, End of Period            30,526            72,900
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF CAPITAL PRESEVATION
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.538
Accumulation Unit Value, End of Period               $ 9.538           $ 5.568
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.327
Accumulation Unit Value, End of Period               $ 8.327           $ 6.961
Number of Units Outstanding, End of Period            11,936            15,170
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.045
Accumulation Unit Value, End of Period               $ 9.045           $ 7.189
Number of Units Outstanding, End of Period             1,098             5,136
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------


For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.221
Accumulation Unit Value, End of Period               $10.221           $ 9.749
Number of Units Outstanding, End of Period               361            11,011
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $12.431
Number of Units Outstanding, End of Period           0                     144
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.121
Accumulation Unit Value, End of Period               $ 8.121           $ 5.479
Number of Units Outstanding, End of Period            14,669            16,442
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.895
Accumulation Unit Value, End of Period               $ 9.895           $ 6.253
Number of Units Outstanding, End of Period           0                     475
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 4.813
Number of Units Outstanding, End of Period           0                     662
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.313
Accumulation Unit Value, End of Period               $ 8.313           $ 7.159
Number of Units Outstanding, End of Period               101                99
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.927
Accumulation Unit Value, End of Period               $ 9.927           $ 6.153
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.359
Accumulation Unit Value, End of Period               $10.359           $10.092
Number of Units Outstanding, End of Period           0                   6,026
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 7.971
Accumulation Unit Value, End of Period               $ 7.971           $ 6.484
Number of Units Outstanding, End of Period             1,954             3,244
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                  2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.225
Accumulation Unit Value, End of Period               $10.225           $ 9.729
Number of Units Outstanding, End of Period           0                   1,234
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 7.042
Number of Units Outstanding, End of Period           0                     820
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 8.109
Accumulation Unit Value, End of Period               $ 8.109           $ 6.196
Number of Units Outstanding, End of Period               482             1,050







*Contracts  with  the  Longevity  Reward  Rider  with  the  Performance  Benefit
Combination or the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The
Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.129
Accumulation Unit Value, End of Period               $10.129           $ 6.605
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 7.802
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.87
Accumulation Unit Value, End of Period               $  9.87           $ 7.368
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.495
Accumulation Unit Value, End of Period               $10.495           $ 9.726
Number of Units Outstanding, End of Period           0                   1,066
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 6.674
Number of Units Outstanding, End of Period           0                   5,104
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $ 8.363
Number of Units Outstanding, End of Period           0                   2,012
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.925
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.54
Accumulation Unit Value, End of Period               $  9.54           $ 6.486
Number of Units Outstanding, End of Period  0        0                 0
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $10.258
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.593
Accumulation Unit Value, End of Period               $ 9.593           $ 5.261
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.264
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.499
Accumulation Unit Value, End of Period               $ 9.499           $ 6.844
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.018
Accumulation Unit Value, End of Period               $10.018           $11.011
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.007
Accumulation Unit Value, End of Period               $10.007           $10.418
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.071
Accumulation Unit Value, End of Period               $10.071           $ 8.466
Number of Units Outstanding, End of Period           0                   2,056
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.978
Accumulation Unit Value, End of Period               $ 9.978           $ 8.232
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.139
Accumulation Unit Value, End of Period               $10.139           $ 7.325
Number of Units Outstanding, End of Period           0                 0
---------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $  9.538
Accumulation Unit Value, End of Period               $ 9.538           $  7.320
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $  9.829
Accumulation Unit Value, End of Period               $ 9.829           $  7.204
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.199
Accumulation Unit Value, End of Period               $10.199           $ 8.410
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.486
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $11.993
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 5.763
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.895
Accumulation Unit Value, End of Period               $ 9.895           $ 6.326
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 5.796
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.158
Accumulation Unit Value, End of Period               $10.158           $ 8.320
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.927
Accumulation Unit Value, End of Period               $ 9.927           $ 6.819
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.359
Accumulation Unit Value, End of Period               $10.359           $ 9.801
Number of Units Outstanding, End of Period           0                   1,014
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.807
Accumulation Unit Value, End of Period               $ 9.807           $ 7.305
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.225
Accumulation Unit Value, End of Period               $10.225           $ 9.282
Number of Units Outstanding, End of Period           0                   1,039
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 8.217
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.817
Accumulation Unit Value, End of Period               $ 9.817           $ 7.100
Number of Units Outstanding, End of Period           0                 0








*Contracts with the Longevity  Reward Rider with the Income Benefit  Combination
Option 2 were first offered under the Contracts on October 30, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.129
Accumulation Unit Value, End of Period               $10.129           $ - 6.594
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.318
Accumulation Unit Value, End of Period               $10.318           $ 7.145
Number of Units Outstanding, End of Period           0                      80
--------------------------------------------------------------------------------
COMPETITIVE EDGE BEST
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.868
Accumulation Unit Value, End of Period               $ 9.868           $ 7.356
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.494
Accumulation Unit Value, End of Period               $10.494           $ 9.704
Number of Units Outstanding, End of Period           0                  10,388
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.127
Accumulation Unit Value, End of Period               $10.127           $ 6.659
Number of Units Outstanding, End of Period           0                   6,558
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.400
Accumulation Unit Value, End of Period               $10.400           $ 8.344
Number of Units Outstanding, End of Period           0                   3,180
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.318
Accumulation Unit Value, End of Period               $10.318           $ 9.468
Number of Units Outstanding, End of Period           0                     126
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.541
Accumulation Unit Value, End of Period               $  9.541          $ 5.438
Number of Units Outstanding, End of Period           0                     426
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.276
Accumulation Unit Value, End of Period               $10.276           $10.242
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.592
Accumulation Unit Value, End of Period               $ 9.592           $ 5.253
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.016
Accumulation Unit Value, End of Period               $10.016           $10.274
Number of Units Outstanding, End of Period           0                   1,302
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.499
Accumulation Unit Value, End of Period               $ 9.499           $ 6.833
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $11.192
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.006
Accumulation Unit Value, End of Period               $10.006           $10.401
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.071
Accumulation Unit Value, End of Period               $10.071           $ 8.447
Number of Units Outstanding, End of Period           0                  16,545
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.978
Accumulation Unit Value, End of Period               $ 9.978           $ 8.218
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.139
Accumulation Unit Value, End of Period               $10.139           $ 7.308
Number of Units Outstanding, End of Period           0                   2,704
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.537
Accumulation Unit Value, End of Period               $ 9.537           $ 7.308
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.828
Accumulation Unit Value, End of Period               $ 9.828           $ 7.192
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.198
Accumulation Unit Value, End of Period               $10.198           $ 8.396
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.471
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.024
Accumulation Unit Value, End of Period               $10.024           $11.974
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.837
Accumulation Unit Value, End of Period               $ 9.837           $ 5.754
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.895
Accumulation Unit Value, End of Period               $ 9.895           $ 6.316
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.910
Accumulation Unit Value, End of Period               $ 9.910           $ 5.787
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.158
Accumulation Unit Value, End of Period               $10.158           $ 8.307
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.927
Accumulation Unit Value, End of Period               $ 9.927           $ 6.808
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.356
Accumulation Unit Value, End of Period               $10.356           $10.108
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.807
Accumulation Unit Value, End of Period               $ 9.807           $ 7.294
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.224
Accumulation Unit Value, End of Period               $10.224           $ 9.697
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.315
Accumulation Unit Value, End of Period               $10.315           $ 8.204
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.816
Accumulation Unit Value, End of Period               $ 9.816           $ 7.089
Number of Units Outstanding, End of Period           0                 0






*Contracts  with the  Longevity  Reward Rider with the Income and Death  Benefit
Combination  Option 2were first offered under the Contracts on October 30, 2000.
The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.00            $10.13
Accumulation Unit Value, End of Period               $10.13            $ 7.140
Number of Units Outstanding, End of Period           0                   8,274
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $10.32
Accumulation Unit Value, End of Period               $10.32            $ 7.492
Number of Units Outstanding, End of Period           0                   6,556
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.87
Accumulation Unit Value, End of Period               $ 9.87            $ 7.455
Number of Units Outstanding, End of Period           0                   2,872
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $10.50
Accumulation Unit Value, End of Period               $10.50            $ 9.803
Number of Units Outstanding, End of Period           0                  32,767
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.00            $10.13
Accumulation Unit Value, End of Period               $10.13            $ 7.298
Number of Units Outstanding, End of Period           0                  42,019
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $10.40
Accumulation Unit Value, End of Period               $10.40            $ 8.428
Number of Units Outstanding, End of Period           0                  15,632
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $10.32
Accumulation Unit Value, End of Period               $10.32            $ 9.532
Number of Units Outstanding, End of Period           0                  10,847
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.54
Accumulation Unit Value, End of Period               $ 9.54            $ 6.229
Number of Units Outstanding, End of Period           0                   1,095
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.00            $10.28
Accumulation Unit Value, End of Period               $10.28            $10.524
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.59
Accumulation Unit Value, End of Period               $ 9.59            $ 5.438
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.00            $10.02
Accumulation Unit Value, End of Period               $10.02            $10.217
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.50
Accumulation Unit Value, End of Period               $ 9.50            $ 6.793
Number of Units Outstanding, End of Period           0                     648
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.00            $10.02
Accumulation Unit Value, End of Period               $10.02            $10.815
Number of Units Outstanding, End of Period           0                  13,397
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.00            $10.01
Accumulation Unit Value, End of Period               $10.01            $10.523
Number of Units Outstanding, End of Period           0                   2,790
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.00            $10.07
Accumulation Unit Value, End of Period               $10.07            $ 8.913
Number of Units Outstanding, End of Period           0                  16,838
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.98
Accumulation Unit Value, End of Period               $ 9.98            $ 8.629
Number of Units Outstanding, End of Period           0                   2,300
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.00            $10.14
Accumulation Unit Value, End of Period               $10.14            $ 7.418
Number of Units Outstanding, End of Period           0                  15,501
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.54
Accumulation Unit Value, End of Period               $ 9.54            $ 8.788
Number of Units Outstanding, End of Period           0                   1,255
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.83
Accumulation Unit Value, End of Period               $ 9.83            $ 8.252
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.00            $10.20
Accumulation Unit Value, End of Period               $10.20            $ 8.110
Number of Units Outstanding, End of Period           0                   5,712
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.00            $10.32
Accumulation Unit Value, End of Period               $10.32            $ 9.848
Number of Units Outstanding, End of Period           0                   2,318
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.00            $10.03
Accumulation Unit Value, End of Period               $10.03            $11.192
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.84
Accumulation Unit Value, End of Period               $ 9.84            $ 6.641
Number of Units Outstanding, End of Period           0                   5,649
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.90
Accumulation Unit Value, End of Period               $ 9.90            $ 7.605
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.91
Accumulation Unit Value, End of Period               $ 9.91            $ 6.909
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.00            $10.16
Accumulation Unit Value, End of Period               $10.16            $ 8.752
Number of Units Outstanding, End of Period           0                   2,532
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.93
Accumulation Unit Value, End of Period               $ 9.93            $ 7.645
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.00            $10.36
Accumulation Unit Value, End of Period               $10.36            $10.222
Number of Units Outstanding, End of Period           0                   8,207
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.81
Accumulation Unit Value, End of Period               $  9.81           $ 7.982
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.00            $10.23
Accumulation Unit Value, End of Period               $10.23            $ 9.431
Number of Units Outstanding, End of Period           0                   2,347
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.00            $10.32
Accumulation Unit Value, End of Period               $10.32            $ 8.069
Number of Units Outstanding, End of Period           0                   2,833
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.00            $ 9.82
Accumulation Unit Value, End of Period               $ 9.82            $ 7.566
Number of Units Outstanding, End of Period           0                   2,587






*Contracts  with the  Longevity  Reward Rider with the Enhanced  Earnings  Death
Benefit were first offered under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER,  ENHANCED  EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT,  THE
PERFORMANCE  DEATH BENEFIT  INCOME  BENEFIT,  OR THE  PERFORMANCE  DEATH BENEFIT
OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                   2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.130
Accumulation Unit Value, End of Period               $10.130           $ 7.125
Number of Units Outstanding, End of Period           0                   6,584
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 7.482
Number of Units Outstanding, End of Period           0                   4,496
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.869
Accumulation Unit Value, End of Period               $ 9.869           $ 8.031
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.495
Accumulation Unit Value, End of Period               $10.495           $ 9.790
Number of Units Outstanding, End of Period            18,159            36,377
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7.288
Number of Units Outstanding, End of Period            31,703            49,917
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $ 8.417
Number of Units Outstanding, End of Period            23,608            13,473
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.519
Number of Units Outstanding, End of Period            11,559            16,653
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.542
Accumulation Unit Value, End of Period               $ 9.542           $ 6.220
Number of Units Outstanding, End of Period             5,110             3,793
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000             9.593
Accumulation Unit Value, End of Period               $ 9.593           $10.345
Number of Units Outstanding, End of Period           0                   1,634
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $ 5.433
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.241
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.500
Accumulation Unit Value, End of Period               $ 9.500           $ 6.783
Number of Units Outstanding, End of Period           0                   1,517
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.018
Accumulation Unit Value, End of Period               $10.018           $10.80
Number of Units Outstanding, End of Period           0                   1,594
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.010
Accumulation Unit Value, End of Period               $10.010           $10.330
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.072
Accumulation Unit Value, End of Period               $10.072           $ 8.901
Number of Units Outstanding, End of Period            20,031            13,653
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.979
Accumulation Unit Value, End of Period               $ 9.979           $ 8.617
Number of Units Outstanding, End of Period           0                     793
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.140
Accumulation Unit Value, End of Period               $10.140           $ 7.408
Number of Units Outstanding, End of Period           0                  34,512
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.538
Accumulation Unit Value, End of Period               $ 9.538           $ 8.326
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.829
Accumulation Unit Value, End of Period               $ 9.829           $ 8.210
Number of Units Outstanding, End of Period           0                   2,081
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.199
Accumulation Unit Value, End of Period               $10.199           $ 8.099
Number of Units Outstanding, End of Period           0                   2,017
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.320
Accumulation Unit Value, End of Period               $10.320           $ 9.834
Number of Units Outstanding, End of Period           0                   4,883
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $11.182
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 6.632
Number of Units Outstanding, End of Period           0                     616
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.896
Accumulation Unit Value, End of Period               $ 9.896           $ 7.464
Number of Units Outstanding, End of Period           0                   5,678
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 6.903
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.159
Accumulation Unit Value, End of Period               $10.159           $ 8.740
Number of Units Outstanding, End of Period           0                     954
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.928
Accumulation Unit Value, End of Period               $ 9.928           $ 7.639
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.359
Accumulation Unit Value, End of Period               $10.359           $10.208
Number of Units Outstanding, End of Period           0                   2,843
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.808
Accumulation Unit Value, End of Period               $ 9.808           $ 7.971
Number of Units Outstanding, End of Period           0                   1,017
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.225
Accumulation Unit Value, End of Period               $10.225           $ 9.856
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 8.058
Number of Units Outstanding, End of Period           0                   2,709
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.817
Accumulation Unit Value, End of Period               $ 9.817           $ 7.556
Number of Units Outstanding, End of Period           0                     858








*Contracts  with the  Longevity  Reward Rider with the Enhanced  Earnings  Death
Benefit Option and Enhanced Death Benefit,  the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above.
The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS WERE FIRST OFFERED WITH LONGEVITY REWARD RIDER,
ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT  COMBINATION  OPTION OR
PERFORMANCE BENEFIT COMBINATION OPTION

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                  2000              2001

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.129
Accumulation Unit Value, End of Period               $10.129           $ 7.122
Number of Units Outstanding, End of Period           0                     685
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 7.474
Number of Units Outstanding, End of Period           0                   1,529
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.869
Accumulation Unit Value, End of Period               $ 9.869           $ 8.025
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.495
Accumulation Unit Value, End of Period               $10.495           $ 9.779
Number of Units Outstanding, End of Period            11,924            26,520
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7.280
Number of Units Outstanding, End of Period             3,680            24,391
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $ 8.407
Number of Units Outstanding, End of Period             9,466             9,998
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.508
Number of Units Outstanding, End of Period             8,932             9,555
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.542
Accumulation Unit Value, End of Period               $ 9.542           $ 6.213
Number of Units Outstanding, End of Period              3,187            1,156
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $10.334
Number of Units Outstanding, End of Period             3,460             3,291
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.593
Accumulation Unit Value, End of Period               $ 9.593           $ 5.429
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.229
Number of Units Outstanding, End of Period           0                   8,819
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.499
Accumulation Unit Value, End of Period               $ 9.499           $ 7.588
Number of Units Outstanding, End of Period               348           0
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.018
Accumulation Unit Value, End of Period               $10.018           $10.788
Number of Units Outstanding, End of Period           0                  30,313
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.010
Accumulation Unit Value, End of Period               $10.010           $10.322
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.071
Accumulation Unit Value, End of Period               $10.071           $ 8.891
Number of Units Outstanding, End of Period             1,636            20,009
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.978
Accumulation Unit Value, End of Period               $ 9.978           $ 8.908
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.139
Accumulation Unit Value, End of Period               $10.139           $ 7.400
Number of Units Outstanding, End of Period             1,818             2,088
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.538
Accumulation Unit Value, End of Period               $ 9.538           $ 8.314
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.829
Accumulation Unit Value, End of Period               $ 9.829           $ 8.200
Number of Units Outstanding, End of Period           0                     272
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.199
Accumulation Unit Value, End of Period               $10.199           $ 8.709
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.823
Number of Units Outstanding, End of Period           0                   4,366
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $10.823
Number of Units Outstanding, End of Period           0                   1,035
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 6.982
Number of Units Outstanding, End of Period             3,527           0
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.895
Accumulation Unit Value, End of Period               $ 9.895           $ 7.592
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 6.898
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.158
Accumulation Unit Value, End of Period               $10.158           $ 8.975
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.927
Accumulation Unit Value, End of Period               $ 9.927           $ 7.633
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.359
Accumulation Unit Value, End of Period               $10.359           $10.196
Number of Units Outstanding, End of Period           0                  10,100
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.810
Accumulation Unit Value, End of Period               $ 9.810           $ 8.100
Number of Units Outstanding, End of Period               576           0
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.225
Accumulation Unit Value, End of Period               $10.225           $ 9.407
Number of Units Outstanding, End of Period           0                   1,046
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 8.517
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.817
Accumulation Unit Value, End of Period               $  9.817          $ 7.979
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------







*Contracts  with the  Longevity  Reward Rider with the Enhanced  Earnings  Death
Benefit Option and Enhanced Death Benefit,  the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above.
The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER,  ENHANCED  EARNINGS DEATH BENEFIT  OPTION AND INCOME BENEFIT  COMBINATION
OPTION 2

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.129
Accumulation Unit Value, End of Period               $10.129           $ 7.254
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 8.143
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.869
Accumulation Unit Value, End of Period               $ 9.869           $ 8.021
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.495
Accumulation Unit Value, End of Period               $10.495           $10.473
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7.242
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $ 8.774
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.946
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.542
Accumulation Unit Value, End of Period               $ 9.542           $ 7.393
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $10.503
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $  9.539
Accumulation Unit Value, End of Period               $ 9.593           $  5.426
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.196
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.499
Accumulation Unit Value, End of Period               $ 9.499           $ 7.585
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.018
Accumulation Unit Value, End of Period               $10.018           $10.591
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.007
Accumulation Unit Value, End of Period               $10.007           $10.318
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.071
Accumulation Unit Value, End of Period               $10.071           $ 9.115
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.978
Accumulation Unit Value, End of Period               $ 9.978           $ 8.904
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.139
Accumulation Unit Value, End of Period               $10.139           $ 8.352
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.538
Accumulation Unit Value, End of Period               $ 9.538           $ 8.310
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.829
Accumulation Unit Value, End of Period               $ 9.829           $ 8.235
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.199
Accumulation Unit Value, End of Period               $10.199           $ 8.706
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -



For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.940
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $11.169
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 6.979
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.895
Accumulation Unit Value, End of Period               $ 9.895           $ 7.589
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 6.895
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.158
Accumulation Unit Value, End of Period               $10.158           $ 8.971
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.927
Accumulation Unit Value, End of Period               $ 9.927           $ 7.630
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.356
Accumulation Unit Value, End of Period               $10.356           $10.534
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.807
Accumulation Unit Value, End of Period               $ 9.807           $ 8.097
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.225
Accumulation Unit Value, End of Period               $10.225           $ 9.844
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 8.514
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.817
Accumulation Unit Value, End of Period               $ 9.817           $ 7.976
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------






*Contracts  with the  Longevity  Reward Rider with the Enhanced  Earnings  Death
Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The inception dates for the Variable
Sub-Accounts are shown above the first table of Accumulation Unit Values on page
A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.



ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST  OFFERED WITH THE LONGEVITY  REWARD
RIDER,  ENHANCED  EARNINGS  DEATH  BENEFIT  OPTION AND INCOME AND DEATH  BENEFIT
COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.129
Accumulation Unit Value, End of Period               $10.129           $ 7.244
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 7.453
Number of Units Outstanding, End of Period           0                     610
--------------------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.869
Accumulation Unit Value, End of Period               $ 9.869           $ 8.010
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.495
Accumulation Unit Value, End of Period               $10.495           $ 9.752
Number of Units Outstanding, End of Period           0                  13,010
--------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.128
Accumulation Unit Value, End of Period               $10.128           $ 7.260
Number of Units Outstanding, End of Period           0                  21,280
--------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.401
Accumulation Unit Value, End of Period               $10.401           $ 8.384
Number of Units Outstanding, End of Period           0                   1,081
--------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.319
Accumulation Unit Value, End of Period               $10.319           $ 9.483
Number of Units Outstanding, End of Period           0                   9,479
--------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.542
Accumulation Unit Value, End of Period               $ 9.542           $ 7.383
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.593
Accumulation Unit Value, End of Period               $ 9.593           $10.488
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.277
Accumulation Unit Value, End of Period               $10.277           $ 5.419
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period         $10.000           $10.017
Accumulation Unit Value, End of Period               $10.017           $10.183
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.499
Accumulation Unit Value, End of Period               $ 9.499           $ 6.757
Number of Units Outstanding, End of Period           0                     381
--------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period         $10.000           $10.018
Accumulation Unit Value, End of Period               $10.018           $10.576
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period         $10.000           $10.007
Accumulation Unit Value, End of Period               $10.007           $10.304
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period         $10.000           $10.072
Accumulation Unit Value, End of Period               $10.072           $ 8.867
Number of Units Outstanding, End of Period           0                     996
--------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.978
Accumulation Unit Value, End of Period               $ 9.978           $ 8.892
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period         $10.000           $10.139
Accumulation Unit Value, End of Period               $10.139           $ 7.380
Number of Units Outstanding, End of Period           0                  13,036
--------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.538
Accumulation Unit Value, End of Period               $ 9.538           $ 8.299
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.829
Accumulation Unit Value, End of Period               $ 9.829           $ 8.224
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period         $10.000           $10.199
Accumulation Unit Value, End of Period               $10.199           $ 8.694
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -


For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period         $10.000           $10.320
Accumulation Unit Value, End of Period               $10.320           $ 9.927
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period         $10.000           $10.025
Accumulation Unit Value, End of Period               $10.025           $11.154
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS I
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.838
Accumulation Unit Value, End of Period               $ 9.838           $ 6.969
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.895
Accumulation Unit Value, End of Period               $ 9.895           $ 7.579
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.911
Accumulation Unit Value, End of Period               $ 9.911           $ 6.886
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period         $10.000           $10.159
Accumulation Unit Value, End of Period               $10.159           $ 8.959
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.927
Accumulation Unit Value, End of Period               $ 9.927           $ 7.619
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.359
Accumulation Unit Value, End of Period               $10.359           $10.519
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.807
Accumulation Unit Value, End of Period               $ 9.807           $ 8.086
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -




For the Period Beginning January 1* and Ending December 31
VARIABLE SUB-ACCOUNT                                 2000              2001
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period         $10.000           $10.225
Accumulation Unit Value, End of Period               $10.225           $ 9.831
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period         $10.000           $10.316
Accumulation Unit Value, End of Period               $10.316           $ 8.502
Number of Units Outstanding, End of Period           0                 0
--------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period         -                 -
Accumulation Unit Value, End of Period               -                 -
Number of Units Outstanding, End of Period           -                 -
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period         $10.000           $ 9.817
Accumulation Unit Value, End of Period               $ 9.817           $ 7.965
Number of Units Outstanding, End of Period           0                 0


*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, as well as the financial statements of Northbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

Northbrook Life Insurance Company            Statement of Additional Information
Northbrook Variable Annuity Account II                         Dated May 1, 2002
300 N. Milwaukee Avenue
Vernon Hills, IL.  60061

1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2002, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
Performance Information
Calculation of Accumulation Unit Values
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values

General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets

Experts
Accumulation Unit Values
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid underwriting commissions to Morgan Stanley DW of $49,879,046.98, $37,586,872.81 and $24,601,167.63 for the years 1999, 2000 and 2001, respectively.


PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing.

We use the following formula prescribed by the SEC for computing standardized total return:

        1000(1 + T)n = ERV

        where:

            T          =    average annual total return

            ERV        =    ending  redeemable value of a hypothetical  $1,000
                            payment made at the beginning of 1, 5, or 10 year periods or shorter period

            n          =    number of years in the period

            1000       =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) the average contract size of $54,628. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 2001 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account. The Variable Annuity 3 Contracts were first offered to the public on June 5, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to June 5, 2000 reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Variable Annuity 3 Contracts as well as the withdrawal and contract maintenance charges described above. In addition, performance figures for periods prior to availability of any income benefit, death benefit or combination thereof that we offer have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.


Variable Sub-Account Inception Dates:

Variable Sub-Account                                            Date

Morgan Stanley Variable Investment Series (Class Y):

Aggressive Equity                                             June 5, 2000
Capital Growth                                                June 5, 2000
Competitive Edge                                              June 5, 2000
Dividend Growth                                               June 5, 2000
Equity                                                        June 5, 2000
European Growth                                               June 5, 2000
Global Dividend Growth                                        June 5, 2000
High Yield                                                    June 5, 2000
Income Builder                                                June 5, 2000
Information                                                   November 6, 2000
Limited Duration                                              June 5, 2000
Money Market                                                  June 5, 2000
Pacific Growth                                                June 5, 2000
Quality Income Plus                                           June 5, 2000
S&P 500 Index                                                 June 5, 2000
Strategist                                                    June 5, 2000
Utilities                                                     June 5, 2000

The Universal Institutional Funds, Inc.:

Morgan Stanley UIF Emerging Markets Equity                    March 16, 1998
Morgan Stanley UIF Equity Growth                              March 16, 1998
Morgan Stanley UIF International Magnum                       March 16, 1998
Morgan Stanley UIF Mid Cap Growth                             May 1, 2002
Morgan Stanley UIF Mid Cap Value                              January 31, 2000
Morgan Stanley UIF U.S. Real Estate                           May 18, 1998

Van Kampen Life Investment Trust:

Van Kampen LIT Comstock, Class II                             May 1, 2002
Van Kampen LIT Emerging Growth, Class I                       March 16, 1998
Van Kampen LIT Emerging Growth, Class II                      May 17, 2001

AIM Variable Insurance Funds (Series I):

AIM V.I. Capital Appreciation                                 January 31, 2000
AIM V.I. Growth                                               January 31, 2000
AIM V.I. Premier Equity                                       January 31, 2000

Alliance Variable Products Series Fund( Class B):

Alliance Growth                                               January 31, 2000
Alliance Growth and Income                                    January 31, 2000
Alliance Premier Growth                                       January 31, 2000

LSA Variable Series Trust:

LSA Aggressive Growth                                         May 1, 2002

Putnam Variable Trust (Class IB):

Putnam VT Growth and Income                                   January 31, 2000
Putnam VT International Growth                                January 31, 2000
Putnam VT Small Cap Value                                     May 1, 2002
Putnam VT Voyager                                             January 31, 2000

BASE CONTRACT


                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -33.90%       N/A          -24.88%
Capital Growth                                             -31.81%       N/A          -23.24%
Competitive Edge                                           -28.89%       N/A          -28.44%
Dividend Growth                                            -11.02%       N/A           -3.03%
Equity                                                     -32.38%       N/A          -24.58%
European Growth                                            -23.35%       N/A          -20.27%
Global Dividend Growth                                     -12.03%       N/A           -8.30%
High Yield                                                 -39.14%       N/A          -43.68%
Income Builder                                             -3.60%        N/A           -2.16%
Information                                                -48.09%       N/A          -47.27%
Limited Duration                                            0.73%        N/A           2.42%
Money Market                                               -2.05%        N/A           0.39%
Pacific Growth                                             -32.57%       N/A          -37.46%
Quality Income Plus                                         3.53%        N/A           7.18%
S&P 500 Index                                              -18.03%       N/A          -18.20%
Strategist                                                 -15.94%       N/A          -10.97%
Utilities                                                  -31.31%       N/A          -20.60%
Morgan Stanley UIF Emerging Markets Equity                 -12.08%       N/A           -8.35%
Morgan Stanley UIF Equity Growth                           -20.58%       N/A           -0.61%
Morgan Stanley UIF International Magnum                    -24.71%       N/A           -5.95%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -8.78%        N/A           2.82%
Morgan Stanley UIF U.S. Real Estate                         4.03%        N/A           3.96%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.75%       N/A           9.52%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.12%
AIM V.I. Capital Appreciation                              -28.64%       N/A          -21.16%
AIM V.I. Growth                                            -39.11%       N/A          -31.09%
AIM V.I. Premier Equity                                    -18.07%       N/A          -16.88%
Alliance Growth                                            -29.00%       N/A          -23.60%
Alliance Growth and Income                                 -5.52%        N/A           5.55%
Alliance Premier Growth                                    -22.84%       N/A          -19.38%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -11.98%       N/A           -1.37%
Putnam VT International Growth                             -26.01%       N/A          -17.55%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -27.78%       N/A          -22.98%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.


PERFORMANCE DEATH BENEFIT
                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -34.00%       N/A          -24.98%
Capital Growth                                             -31.91%       N/A          -23.35%
Competitive Edge                                           -28.99%       N/A          -28.54%
Dividend Growth                                            -11.15%       N/A           -3.16%
Equity                                                     -32.47%       N/A          -24.69%
European Growth                                            -23.46%       N/A          -20.38%
Global Dividend Growth                                     -12.15%       N/A           -8.43%
High Yield                                                 -39.22%       N/A          -43.76%
Income Builder                                             -3.73%        N/A           -2.30%
Information                                                -48.16%       N/A          -47.34%
Limited Duration                                            0.59%        N/A           2.28%
Money Market                                               -2.18%        N/A           0.25%
Pacific Growth                                             -32.66%       N/A          -37.55%
Quality Income Plus                                         3.38%        N/A           7.03%
S&P 500 Index                                              -18.15%       N/A          -18.31%
Strategist                                                 -16.05%       N/A          -11.09%
Utilities                                                  -31.41%       N/A          -20.71%
Morgan Stanley UIF Emerging Markets Equity                 -12.20%       N/A           -8.48%
Morgan Stanley UIF Equity Growth                           -20.69%       N/A           -0.75%
Morgan Stanley UIF International Magnum                    -24.81%       N/A           -6.08%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -8.91%        N/A           2.68%
Morgan Stanley UIF U.S. Real Estate                         3.89%        N/A           3.82%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.83%       N/A           9.38%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.19%
AIM V.I. Capital Appreciation                              -28.74%       N/A          -21.27%
AIM V.I. Growth                                            -39.19%       N/A          -31.19%
AIM V.I. Premier Equity                                    -18.18%       N/A          -16.99%
Alliance Growth                                            -29.10%       N/A          -23.71%
Alliance Growth and Income                                 -5.65%        N/A           5.41%
Alliance Premier Growth                                    -22.94%       N/A          -19.49%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.10%       N/A           -1.50%
Putnam VT International Growth                             -26.11%       N/A          -17.66%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -27.88%       N/A          -23.09%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.


DEATH BENEFIT COMBINATION OPTION

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -34.07%       N/A          -25.07%
Capital Growth                                             -31.99%       N/A          -23.44%
Competitive Edge                                           -29.08%       N/A          -28.62%
Dividend Growth                                            -11.25%       N/A           -3.27%
Equity                                                     -32.55%       N/A          -24.77%
European Growth                                            -23.55%       N/A          -20.48%
Global Dividend Growth                                     -12.26%       N/A           -8.53%
High Yield                                                 -39.30%       N/A          -43.83%
Income Builder                                             -3.84%        N/A           -2.41%
Information                                                -48.22%       N/A          -47.40%
Limited Duration                                            0.48%        N/A           2.16%
Money Market                                               -2.30%        N/A           0.14%
Pacific Growth                                             -32.74%       N/A          -37.62%
Quality Income Plus                                         3.27%        N/A           6.91%
S&P 500 Index                                              -18.24%       N/A          -18.41%
Strategist                                                 -16.15%       N/A          -11.19%
Utilities                                                  -31.49%       N/A          -20.80%
Morgan Stanley UIF Emerging Markets Equity                 -12.30%       N/A           -8.59%
Morgan Stanley UIF Equity Growth                           -20.79%       N/A           -0.86%
Morgan Stanley UIF International Magnum                    -24.90%       N/A           -6.18%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.01%        N/A           2.56%
Morgan Stanley UIF U.S. Real Estate                         3.77%        N/A           3.71%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.91%       N/A           9.25%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.24%
AIM V.I. Capital Appreciation                              -28.83%       N/A          -21.37%
AIM V.I. Growth                                            -39.26%       N/A          -31.27%
AIM V.I. Premier Equity                                    -18.28%       N/A          -17.09%
Alliance Growth                                            -29.18%       N/A          -23.80%
Alliance Growth and Income                                 -5.76%        N/A           5.29%
Alliance Premier Growth                                    -23.03%       N/A          -19.59%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.21%       N/A           -1.61%
Putnam VT International Growth                             -26.20%       N/A          -17.76%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -27.97%       N/A          -23.18%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.

INCOME BENEFIT COMBINATION 2

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -34.12%       N/A          -25.12%
Capital Growth                                             -32.03%       N/A          -23.49%
Competitive Edge                                           -29.12%       N/A          -28.67%
Dividend Growth                                            -11.30%       N/A           -3.33%
Equity                                                     -32.60%       N/A          -24.82%
European Growth                                            -23.60%       N/A          -20.53%
Global Dividend Growth                                     -12.31%       N/A           -8.59%
High Yield                                                 -39.33%       N/A          -43.86%
Income Builder                                             -3.90%        N/A           -2.47%
Information                                                -48.26%       N/A          -47.44%
Limited Duration                                            0.41%        N/A           2.10%
Money Market                                               -2.36%        N/A           0.08%
Pacific Growth                                             -32.78%       N/A          -37.67%
Quality Income Plus                                         3.20%        N/A           6.84%
S&P 500 Index                                              -18.29%       N/A          -18.46%
Strategist                                                 -16.20%       N/A          -11.25%
Utilities                                                  -31.53%       N/A          -20.85%
Morgan Stanley UIF Emerging Markets Equity                 -12.36%       N/A           -8.64%
Morgan Stanley UIF Equity Growth                           -20.84%       N/A           -0.92%
Morgan Stanley UIF International Magnum                    -24.95%       N/A           -6.24%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.07%        N/A           2.50%
Morgan Stanley UIF U.S. Real Estate                         3.71%        N/A           3.64%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.95%       N/A           9.19%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.27%
AIM V.I. Capital Appreciation                              -28.87%       N/A          -21.42%
AIM V.I. Growth                                            -39.30%       N/A          -31.31%
AIM V.I. Premier Equity                                    -18.33%       N/A          -17.14%
Alliance Growth                                            -29.23%       N/A          -23.85%
Alliance Growth and Income                                 -5.82%        N/A           5.22%
Alliance Premier Growth                                    -23.08%       N/A          -19.64%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.26%       N/A           -1.67%
Putnam VT International Growth                             -26.25%       N/A          -17.81%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.02%       N/A          -23.23%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.


INCOME AND DEATH BENEFIT COMBINATION 2
                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -34.26%       N/A          -25.28%
Capital Growth                                             -32.17%       N/A          -23.65%
Competitive Edge                                           -29.27%       N/A          -28.82%
Dividend Growth                                            -11.49%       N/A           -3.53%
Equity                                                     -32.74%       N/A          -24.98%
European Growth                                            -23.76%       N/A          -20.70%
Global Dividend Growth                                     -12.50%       N/A           -8.78%
High Yield                                                 -39.47%       N/A          -43.99%
Income Builder                                             -4.10%        N/A           -2.67%
Information                                                -48.37%       N/A          -47.55%
Limited Duration                                            0.20%        N/A           1.89%
Money Market                                               -2.56%        N/A           -0.13%
Pacific Growth                                             -32.93%       N/A          -37.80%
Quality Income Plus                                         2.98%        N/A           6.62%
S&P 500 Index                                              -18.47%       N/A          -18.63%
Strategist                                                 -16.38%       N/A          -11.43%
Utilities                                                  -31.68%       N/A          -21.02%
Morgan Stanley UIF Emerging Markets Equity                 -12.54%       N/A           -8.83%
Morgan Stanley UIF Equity Growth                           -21.01%       N/A           -1.13%
Morgan Stanley UIF International Magnum                    -25.11%       N/A           -6.44%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.26%        N/A           2.28%
Morgan Stanley UIF U.S. Real Estate                         3.49%        N/A           3.43%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -37.08%       N/A           8.96%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.37%
AIM V.I. Capital Appreciation                              -29.02%       N/A          -21.58%
AIM V.I. Growth                                            -39.43%       N/A          -31.46%
AIM V.I. Premier Equity                                    -18.50%       N/A          -17.32%
Alliance Growth                                            -29.38%       N/A          -24.01%
Alliance Growth and Income                                 -6.01%        N/A           5.00%
Alliance Premier Growth                                    -23.24%       N/A          -19.81%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.45%       N/A           -1.88%
Putnam VT International Growth                             -26.40%       N/A          -17.98%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.17%       N/A          -23.39%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                                                                                 10 Years or Since
 Variable Sub-Accounts                                     1 Year      5 Years       Inception+
Aggressive Equity                                          -34.15%       N/A          -25.16%
Capital Growth                                             -32.07%       N/A          -23.53%
Competitive Edge                                           -29.16%       N/A          -28.71%
Dividend Growth                                            -11.35%       N/A           -3.38%
Equity                                                     -32.63%       N/A          -24.86%
European Growth                                            -23.64%       N/A          -20.57%
Global Dividend Growth                                     -12.36%       N/A           -8.64%
High Yield                                                 -39.37%       N/A          -43.90%
Income Builder                                             -3.95%        N/A           -2.52%
Information                                                -48.29%       N/A          -47.47%
Limited Duration                                            0.36%        N/A           2.05%
Money Market                                               -2.41%        N/A           0.03%
Pacific Growth                                             -32.82%       N/A          -37.70%
Quality Income Plus                                         3.15%        N/A           6.79%
S&P 500 Index                                              -18.34%       N/A          -18.50%
Strategist                                                 -16.25%       N/A          -11.29%
Utilities                                                  -31.57%       N/A          -20.89%
Morgan Stanley UIF Emerging Markets Equity                 -12.40%       N/A           -8.69%
Morgan Stanley UIF Equity Growth                           -20.88%       N/A           -0.97%
Morgan Stanley UIF International Magnum                    -24.99%       N/A           -6.29%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.12%        N/A           2.44%
Morgan Stanley UIF U.S. Real Estate                         3.65%        N/A           3.59%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -36.98%       N/A           9.13%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.30%
AIM V.I. Capital Appreciation                              -28.91%       N/A          -21.46%
AIM V.I. Growth                                            -39.33%       N/A          -31.35%
AIM V.I. Premier Equity                                    -18.37%       N/A          -17.18%
Alliance Growth                                            -29.26%       N/A          -23.89%
Alliance Growth and Income                                 -5.86%        N/A           5.16%
Alliance Premier Growth                                    -23.12%       N/A          -19.68%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.31%       N/A           -1.73%
Putnam VT International Growth                             -26.29%       N/A          -17.85%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.05%       N/A          -23.27%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.




ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE PERFORMANCE DEATH BENEFIT OPTION
                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -34.24%       N/A          -25.26%
Capital Growth                                             -32.16%       N/A          -23.64%
Competitive Edge                                           -29.26%       N/A          -28.81%
Dividend Growth                                            -11.47%       N/A           -3.51%
Equity                                                     -32.73%       N/A          -24.97%
European Growth                                            -23.74%       N/A          -20.68%
Global Dividend Growth                                     -12.48%       N/A           -8.76%
High Yield                                                 -39.45%       N/A          -43.97%
Income Builder                                             -4.08%        N/A           -2.65%
Information                                                -48.36%       N/A          -47.54%
Limited Duration                                            0.22%        N/A           1.91%
Money Market                                               -2.54%        N/A           -0.11%
Pacific Growth                                             -32.91%       N/A          -37.79%
Quality Income Plus                                         3.01%        N/A           6.64%
S&P 500 Index                                              -18.45%       N/A          -18.61%
Strategist                                                 -16.36%       N/A          -11.41%
Utilities                                                  -31.66%       N/A          -21.00%
Morgan Stanley UIF Emerging Markets Equity                 -12.52%       N/A           -8.82%
Morgan Stanley UIF Equity Growth                           -20.99%       N/A           -1.11%
Morgan Stanley UIF International Magnum                    -25.09%       N/A           -6.42%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.24%        N/A           2.30%
Morgan Stanley UIF U.S. Real Estate                         3.51%        N/A           3.45%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -37.07%       N/A           8.99%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A           -24.36
AIM V.I. Capital Appreciation                              -29.01%       N/A          -21.57%
AIM V.I. Growth                                            -39.42%       N/A          -31.45%
AIM V.I. Premier Equity                                    -18.49%       N/A          -17.30%
Alliance Growth                                            -29.36%       N/A          -23.99%
Alliance Growth and Income                                 -5.99%        N/A           5.02%
Alliance Premier Growth                                    -23.23%       N/A          -19.79%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.43%       N/A           -1.86%
Putnam VT International Growth                             -26.39%       N/A          -17.97%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.15%       N/A          -23.38%


+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE DEATH BENEFIT COMBINATION OPTION

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -34.32%       N/A          -25.35%
Capital Growth                                             -32.24%       N/A          -23.73%
Competitive Edge                                           -29.34%       N/A          -28.89%
Dividend Growth                                            -11.58%       N/A           -3.62%
Equity                                                     -32.81%       N/A          -25.06%
European Growth                                            -23.83%       N/A          -20.77%
Global Dividend Growth                                     -12.58%       N/A           -8.87%
High Yield                                                 -39.52%       N/A          -44.04%
Income Builder                                             -4.20%        N/A           -2.76%
Information                                                -48.42%       N/A          -47.61%
Limited Duration                                            0.11%        N/A           1.79%
Money Market                                               -2.65%        N/A           -0.22%
Pacific Growth                                             -32.99%       N/A          -37.86%
Quality Income Plus                                         2.89%        N/A           6.52%
S&P 500 Index                                              -18.55%       N/A          -18.71%
Strategist                                                 -16.46%       N/A          -11.52%
Utilities                                                  -31.74%       N/A          -21.09%
Morgan Stanley UIF Emerging Markets Equity                 -12.62%       N/A           -8.92%
Morgan Stanley UIF Equity Growth                           -21.08%       N/A           -1.22%
Morgan Stanley UIF International Magnum                    -25.18%       N/A           -6.53%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.35%        N/A           2.19%
Morgan Stanley UIF U.S. Real Estate                         3.39%        N/A           3.33%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -37.15%       N/A           8.86%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.42%
AIM V.I. Capital Appreciation                              -29.09%       N/A          -21.66%
AIM V.I. Growth                                            -39.49%       N/A          -31.53%
AIM V.I. Premier Equity                                    -18.58%       N/A          -17.39%
Alliance Growth                                            -29.44%       N/A          -24.08%
Alliance Growth and Income                                 -6.10%        N/A           4.90%
Alliance Premier Growth                                    -23.32%       N/A          -19.88%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.53%       N/A           -1.97%
Putnam VT International Growth                             -26.48%       N/A          -18.06%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.24%       N/A          -23.47%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE INCOME BENEFIT COMBINATION OPTION 2

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -34.36%       N/A          -25.40%
Capital Growth                                             -32.28%       N/A          -23.77%
Competitive Edge                                           -29.39%       N/A          -28.94%
Dividend Growth                                            -11.63%       N/A           -3.68%
Equity                                                     -32.85%       N/A          -25.10%
European Growth                                            -23.88%       N/A          -20.82%
Global Dividend Growth                                     -12.64%       N/A           -8.93%
High Yield                                                 -39.56%       N/A          -44.08%
Income Builder                                             -4.26%        N/A           -2.82%
Information                                                -48.45%       N/A          -47.64%
Limited Duration                                            0.05%        N/A           1.73%
Money Market                                               -2.72%        N/A           -0.29%
Pacific Growth                                             -33.04%       N/A          -37.90%
Quality Income Plus                                         2.82%        N/A           6.45%
S&P 500 Index                                              -18.60%       N/A          -18.76%
Strategist                                                 -16.51%       N/A          -11.57%
Utilities                                                  -31.79%       N/A          -21.14%
Morgan Stanley UIF Emerging Markets Equity                 -12.68%       N/A           -8.98%
Morgan Stanley UIF Equity Growth                           -21.13%       N/A           -1.28%
Morgan Stanley UIF International Magnum                    -25.23%       N/A           -6.58%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.41%        N/A           2.12%
Morgan Stanley UIF U.S. Real Estate                         3.33%        N/A           3.27%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -37.19%       N/A           8.80%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.45%
AIM V.I. Capital Appreciation                              -29.14%       N/A          -21.71%
AIM V.I. Growth                                            -39.53%       N/A          -31.57%
AIM V.I. Premier Equity                                    -18.63%       N/A          -17.45%
Alliance Growth                                            -29.49%       N/A          -24.13%
Alliance Growth and Income                                 -6.16%        N/A           4.84%
Alliance Premier Growth                                    -23.36%       N/A          -19.94%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.58%       N/A           -2.03%
Putnam VT International Growth                             -26.52%       N/A          -18.12%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.28%       N/A          -23.52%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.



ENHANCED  EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                                                                                 10 Years or Since
Variable Sub-Accounts                                      1 Year      5 Years       Inception+
Aggressive Equity                                          -34.50%       N/A          -25.56%
Capital Growth                                             -32.43%       N/A          -23.94%
Competitive Edge                                           -29.54%       N/A          -29.09%
Dividend Growth                                            -11.82%       N/A           -3.89%
Equity                                                     -32.99%       N/A          -25.26%
European Growth                                            -24.04%       N/A          -20.99%
Global Dividend Growth                                     -12.82%       N/A           -9.12%
High Yield                                                 -39.69%       N/A          -44.20%
Income Builder                                             -4.46%        N/A           -3.03%
Information                                                -48.57%       N/A          -47.75%
Limited Duration                                           -0.16%        N/A           1.52%
Money Market                                               -2.92%        N/A           -0.49%
Pacific Growth                                             -33.18%       N/A          -38.04%
Quality Income Plus                                         2.61%        N/A           6.23%
S&P 500 Index                                              -18.77%       N/A          -18.93%
Strategist                                                 -16.69%       N/A          -11.76%
Utilities                                                  -31.93%       N/A          -21.31%
Morgan Stanley UIF Emerging Markets Equity                 -12.86%       N/A           -9.17%
Morgan Stanley UIF Equity Growth                           -21.30%       N/A           -1.48%
Morgan Stanley UIF International Magnum                    -25.39%       N/A           -6.78%
Morgan Stanley UIF Mid Cap Growth                            N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                           -9.60%        N/A           1.91%
Morgan Stanley UIF U.S. Real Estate                         3.11%        N/A           3.06%
Van Kampen LIT Comstock, Class II                            N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                    -37.32%       N/A           8.57%
Van Kampen LIT Emerging Growth, Class II*                    N/A         N/A          -24.55%*
AIM V.I. Capital Appreciation                              -29.29%       N/A          -21.88%
AIM V.I. Growth                                            -39.66%       N/A          -31.72%
AIM V.I. Premier Equity                                    -18.80%       N/A          -17.62%
Alliance Growth                                            -29.64%       N/A          -24.29%
Alliance Growth and Income                                 -6.36%        N/A           4.62%
Alliance Premier Growth                                    -23.53%       N/A          -20.11%
LSA Aggressive Growth                                        N/A         N/A            N/A
Putnam VT Growth and Income                                -12.77%       N/A           -2.24%
Putnam VT International Growth                             -26.68%       N/A          -18.29%
Putnam VT Small Cap Value                                    N/A         N/A            N/A
Putnam VT Voyager                                          -28.44%       N/A          -23.68%

+Please refer to the table at the beginning of this section for the inception dates of the Variable Sub-Account.

*Not annualized.


 NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge as well as the contract maintenance charge. However, these rates of return do not reflect, withdrawal charges or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized Return =  (1+r)1/n-1

        where:  r = cumulative rate of return for the period shown, and

                    n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized average annual total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below. No non-standardized total returns are shown for the Money Market Variable Sub-Account

The Variable Annuity 3 Contracts were first offered to the public on June 5, 2000. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Variable Annuity 3 Contracts, excluding the withdrawal charge but including the contract maintenance charges. In addition, the performance figures for periods prior to the availability of an optional income benefit, death benefit or combination thereof have been adjusted to reflect the current charge for such features as if they had been available throughout the periods shown.



The inception dates of each Variable Sub-Account appears under "Standardized Total Returns" above.



BASE CONTRACT

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.58%       N/A          -21.64%
Capital Growth                                           -27.48%       N/A          -20.04%
Competitive Edge                                         -24.57%       N/A          -25.11%
Dividend Growth                                          -6.70%        N/A           -0.20%
Equity                                                   -28.05%       N/A          -21.35%
European Growth                                          -19.03%       N/A          -17.13%
Global Dividend Growth                                   -7.71%        N/A           -5.39%
High Yield                                               -34.81%       N/A          -39.59%
Income Builder                                            0.73%        N/A           0.65%
Information                                              -43.76%       N/A          -43.11%
Limited Duration                                          5.06%        N/A           5.16%
Money Market                                              2.28%        N/A           3.17%
Pacific Growth                                           -28.24%       N/A          -33.87%
Quality Income Plus                                       7.85%        N/A           9.85%
S&P 500 Index                                            -13.71%       N/A          -15.10%
Strategist                                               -11.61%       N/A           -8.01%
Utilities                                                -26.98%       N/A          -17.45%
Morgan Stanley UIF Emerging Markets Equity               -7.75%        N/A           -7.14%
Morgan Stanley UIF Equity Growth                         -16.26%       N/A           0.36%
Morgan Stanley UIF International Magnum                  -20.38%       N/A           -4.82%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.46%        N/A           5.03%
Morgan Stanley UIF U.S. Real Estate                       8.36%        N/A           4.89%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.42%       N/A           10.27%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -18.94%
AIM V.I. Capital Appreciation                            -24.32%       N/A          -18.36%
AIM V.I. Growth                                          -34.78%       N/A          -27.94%
AIM V.I. Premier Equity                                  -13.74%       N/A          -14.20%
Alliance Growth                                          -24.67%       N/A          -20.72%
Alliance Growth and Income                               -1.19%        N/A           7.71%
Alliance Premier Growth                                  -18.51%       N/A          -16.63%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.65%        N/A           0.93%
Putnam VT International Growth                           -21.68%       N/A          -14.86%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.46%       N/A          -20.12%


*Not annualized.


PERFORMANCE DEATH BENEFIT

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.67%       N/A          -21.74%
Capital Growth                                           -27.58%       N/A          -20.14%
Competitive Edge                                         -24.66%       N/A          -25.20%
Dividend Growth                                          -6.82%        N/A           -0.33%
Equity                                                   -28.15%       N/A          -21.45%
European Growth                                          -19.13%       N/A          -17.24%
Global Dividend Growth                                   -7.83%        N/A           -5.51%
High Yield                                               -34.90%       N/A          -39.66%
Income Builder                                            0.60%        N/A           0.52%
Information                                              -43.83%       N/A          -43.18%
Limited Duration                                          4.92%        N/A           5.03%
Money Market                                              2.15%        N/A           3.03%
Pacific Growth                                           -28.33%       N/A          -33.96%
Quality Income Plus                                       7.71%        N/A           9.71%
S&P 500 Index                                            -13.82%       N/A          -15.21%
Strategist                                               -11.72%       N/A           -8.13%
Utilities                                                -27.08%       N/A          -17.56%
Morgan Stanley UIF Emerging Markets Equity               -7.87%        N/A           -7.26%
Morgan Stanley UIF Equity Growth                         -16.37%       N/A           0.23%
Morgan Stanley UIF International Magnum                  -20.48%       N/A           -4.95%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.58%        N/A           4.90%
Morgan Stanley UIF U.S. Real Estate                       8.22%        N/A           4.76%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.51%       N/A           10.12%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -19.01%
AIM V.I. Capital Appreciation                            -24.41%       N/A          -18.47%
AIM V.I. Growth                                          -34.86%       N/A          -28.03%
AIM V.I. Premier Equity                                  -13.86%       N/A          -14.31%
Alliance Growth                                          -24.77%       N/A          -20.82%
Alliance Growth and Income                               -1.32%        N/A           7.57%
Alliance Premier Growth                                  -18.61%       N/A          -16.74%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.78%        N/A           0.80%
Putnam VT International Growth                           -21.79%       N/A          -14.97%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.56%       N/A          -20.23%


*Not annualized.


DEATH BENEFIT COMBINATION OPTION

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.75%       N/A          -21.83%
Capital Growth                                           -27.66%       N/A          -20.23%
Competitive Edge                                         -24.75%       N/A          -25.29%
Dividend Growth                                          -6.92%        N/A           -0.44%
Equity                                                   -28.23%       N/A          -21.53%
European Growth                                          -19.22%       N/A          -17.33%
Global Dividend Growth                                   -7.93%        N/A           -5.62%
High Yield                                               -34.97%       N/A          -39.73%
Income Builder                                            0.49%        N/A           0.41%
Information                                              -43.89%       N/A          -43.24%
Limited Duration                                          4.81%        N/A           4.91%
Money Market                                              2.03%        N/A           2.92%
Pacific Growth                                           -28.41%       N/A          -34.03%
Quality Income Plus                                       7.59%        N/A           9.59%
S&P 500 Index                                            -13.91%       N/A          -15.30%
Strategist                                               -11.82%       N/A           -8.23%
Utilities                                                -27.16%       N/A          -17.65%
Morgan Stanley UIF Emerging Markets Equity               -7.97%        N/A           -7.36%
Morgan Stanley UIF Equity Growth                         -16.46%       N/A           0.12%
Morgan Stanley UIF International Magnum                  -20.57%       N/A           -5.05%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.69%        N/A           4.78%
Morgan Stanley UIF U.S. Real Estate                       8.10%        N/A           4.64%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.58%       N/A           10.00%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -19.06%
AIM V.I. Capital Appreciation                            -24.50%       N/A          -18.56%
AIM V.I. Growth                                          -34.93%       N/A          -28.11%
AIM V.I. Premier Equity                                  -13.95%       N/A          -14.41%
Alliance Growth                                          -24.85%       N/A          -20.91%
Alliance Growth and Income                               -1.43%        N/A           7.46%
Alliance Premier Growth                                  -18.70%       N/A          -16.83%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.88%        N/A           0.69%
Putnam VT International Growth                           -21.87%       N/A          -15.06%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.64%       N/A          -20.31%


*Not annualized.


INCOME BENEFIT COMBINATION 2

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.79%       N/A          -21.87%
Capital Growth                                           -27.70%       N/A          -20.28%
Competitive Edge                                         -24.79%       N/A          -25.33%
Dividend Growth                                          -6.98%        N/A           -0.50%
Equity                                                   -28.27%       N/A          -21.58%
European Growth                                          -19.27%       N/A          -17.38%
Global Dividend Growth                                   -7.98%        N/A           -5.67%
High Yield                                               -35.01%       N/A          -39.77%
Income Builder                                            0.42%        N/A           0.35%
Information                                              -43.93%       N/A          -43.28%
Limited Duration                                          4.74%        N/A           4.85%
Money Market                                              1.97%        N/A           2.86%
Pacific Growth                                           -28.46%       N/A          -34.07%
Quality Income Plus                                       7.53%        N/A           9.52%
S&P 500 Index                                            -13.97%       N/A          -15.35%
Strategist                                               -11.87%       N/A           -8.28%
Utilities                                                -27.20%       N/A          -17.70%
Morgan Stanley UIF Emerging Markets Equity               -8.03%        N/A           -7.42%
Morgan Stanley UIF Equity Growth                         -16.51%       N/A           0.06%
Morgan Stanley UIF International Magnum                  -20.62%       N/A           -5.11%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.74%        N/A           4.72%
Morgan Stanley UIF U.S. Real Estate                       8.04%        N/A           4.58%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.62%       N/A           9.94%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -19.10%
AIM V.I. Capital Appreciation                            -24.54%       N/A          -18.61%
AIM V.I. Growth                                          -34.97%       N/A          -28.16%
AIM V.I. Premier Equity                                  -14.00%       N/A          -14.46%
Alliance Growth                                          -24.90%       N/A          -20.96%
Alliance Growth and Income                               -1.49%        N/A           7.39%
Alliance Premier Growth                                  -18.75%       N/A          -16.88%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -7.93%        N/A           0.63%
Putnam VT International Growth                           -21.92%       N/A          -15.11%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.69%       N/A          -20.36%


*Not annualized.


INCOME AND DEATH BENEFIT COMBINATION 2

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.93%       N/A          -22.03%
Capital Growth                                           -27.85%       N/A          -20.44%
Competitive Edge                                         -24.94%       N/A          -25.48%
Dividend Growth                                          -7.16%        N/A           -0.70%
Equity                                                   -28.41%       N/A          -21.74%
European Growth                                          -19.43%       N/A          -17.54%
Global Dividend Growth                                   -8.17%        N/A           -5.86%
High Yield                                               -35.14%       N/A          -39.89%
Income Builder                                            0.22%        N/A           0.15%
Information                                              -44.04%       N/A          -43.39%
Limited Duration                                          4.53%        N/A           4.64%
Money Market                                              1.77%        N/A           2.65%
Pacific Growth                                           -28.60%       N/A          -34.20%
Quality Income Plus                                       7.31%        N/A           9.31%
S&P 500 Index                                            -14.14%       N/A          -15.52%
Strategist                                               -12.05%       N/A           -8.46%
Utilities                                                -27.35%       N/A          -17.86%
Morgan Stanley UIF Emerging Markets Equity               -8.21%        N/A           -7.60%
Morgan Stanley UIF Equity Growth                         -16.68%       N/A           -0.14%
Morgan Stanley UIF International Magnum                  -20.78%       N/A           -5.30%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.93%        N/A           4.51%
Morgan Stanley UIF U.S. Real Estate                       7.82%        N/A           4.37%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.76%       N/A           9.72%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -19.20%
AIM V.I. Capital Appreciation                            -24.70%       N/A          -18.77%
AIM V.I. Growth                                          -35.11%       N/A          -28.30%
AIM V.I. Premier Equity                                  -14.18%       N/A          -14.63%
Alliance Growth                                          -25.05%       N/A          -21.12%
Alliance Growth and Income                               -1.68%        N/A           7.18%
Alliance Premier Growth                                  -18.91%       N/A          -17.05%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -8.12%        N/A           0.43%
Putnam VT International Growth                           -22.08%       N/A          -15.28%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.84%       N/A          -20.52%


*Not annualized.


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                                                                                10 Years or Since
Variable Sub-Accounts                                    1 Year       5 Years    Inception

Aggressive Equity                                        -29.82%         N/A      -21.91%
Capital Growth                                           -27.74%         N/A      -20.32%
Competitive Edge                                         -24.83%         N/A      -25.37%
Dividend Growth                                           -7.02%         N/A       -0.55%
Equity                                                   -28.31%         N/A      -21.62%
European Growth                                          -19.31%         N/A      -17.42%
Global Dividend Growth                                    -8.03%         N/A       -5.72%
High Yield                                               -35.04%         N/A      -39.80%
Income Builder                                             0.37%         N/A        0.30%
Information                                              -43.96%         N/A      -43.31%
Limited Duration                                           4.69%         N/A        4.80%
Money Market                                               1.92%         N/A        2.81%
Pacific Growth                                           -28.49%         N/A      -34.10%
Quality Income Plus                                        7.47%         N/A        9.47%
S&P 500 Index                                            -14.01%         N/A      -15.39%
Strategist                                               -11.92%         N/A       -8.33%
Utilities                                                -27.24%         N/A      -17.74%
Morgan Stanley UIF Emerging Markets Equity                -8.07%         N/A       -7.47%
Morgan Stanley UIF Equity Growth                         -16.55%         N/A        0.01%
Morgan Stanley UIF International Magnum                  -20.66%         N/A       -5.16%
Morgan Stanley UIF Mid Cap Growth                          N/A           N/A         N/A
Morgan Stanley UIF Mid Cap Value                          -4.79%         N/A        4.67%
Morgan Stanley UIF U.S. Real Estate                        7.98%         N/A        4.53%
Van Kampen LIT Comstock, Class II                          N/A           N/A         N/A
Van Kampen LIT Emerging Growth, Class I                  -32.66%         N/A        9.88%
Van Kampen LIT Emerging Growth, Class II*                  N/A           N/A      -19.12%
AIM V.I. Capital Appreciation                            -24.58%         N/A      -18.65%
AIM V.I. Growth                                          -35.01%         N/A      -28.19%
AIM V.I. Premier Equity                                  -14.05%         N/A      -14.50%
Alliance Growth                                          -24.94%         N/A      -21.00%
Alliance Growth and Income                                -1.54%         N/A        7.34%
Alliance Premier Growth                                  -18.79%         N/A      -16.92%
LSA Aggressive Growth                                      N/A           N/A         N/A
Putnam VT Growth and Income                               -7.98%         N/A        0.58%
Putnam VT International Growth                           -21.96%         N/A      -15.15%
Putnam VT Small Cap Value                                  N/A           N/A         N/A
Putnam VT Voyager                                        -23.73%         N/A      -20.40%


*Not annualized.


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE PERFORMANCE DEATH BENEFIT OPTION
                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.92%       N/A          -22.01%
Capital Growth                                           -27.83%       N/A          -20.42%
Competitive Edge                                         -24.93%       N/A          -25.47%
Dividend Growth                                          -7.14%        N/A           -0.68%
Equity                                                   -28.40%       N/A          -21.72%
European Growth                                          -19.42%       N/A          -17.53%
Global Dividend Growth                                   -8.15%        N/A           -5.84%
High Yield                                               -35.12%       N/A          -39.88%
Income Builder                                            0.24%        N/A           0.17%
Information                                              -44.03%       N/A          -43.38%
Limited Duration                                          4.55%        N/A           4.66%
Money Market                                              1.79%        N/A           2.67%
Pacific Growth                                           -28.59%       N/A          -34.19%
Quality Income Plus                                       7.33%        N/A           9.33%
S&P 500 Index                                            -14.12%       N/A          -15.50%
Strategist                                               -12.03%       N/A           -8.45%
Utilities                                                -27.33%       N/A          -17.85%
Morgan Stanley UIF Emerging Markets Equity               -8.19%        N/A           -7.59%
Morgan Stanley UIF Equity Growth                         -16.66%       N/A           -0.12%
Morgan Stanley UIF International Magnum                  -20.76%       N/A           -5.28%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -4.92%        N/A           4.53%
Morgan Stanley UIF U.S. Real Estate                       7.84%        N/A           4.39%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.74%       N/A           9.74%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -19.19%
AIM V.I. Capital Appreciation                            -24.68%       N/A          -18.75%
AIM V.I. Growth                                          -35.09%       N/A          -28.29%
AIM V.I. Premier Equity                                  -14.16%       N/A          -14.61%
Alliance Growth                                          -25.03%       N/A          -21.10%
Alliance Growth and Income                               -1.66%        N/A           7.20%
Alliance Premier Growth                                  -18.90%       N/A          -17.03%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -8.10%        N/A           0.45%
Putnam VT International Growth                           -22.06%       N/A          -15.26%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.83%       N/A          -20.51%


*Not annualized.


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE DEATH BENEFIT COMBINATION OPTION
                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -29.99%       N/A          -22.10%
Capital Growth                                           -27.91%       N/A          -20.51%
Competitive Edge                                         -25.01%       N/A          -25.55%
Dividend Growth                                          -7.25%        N/A           -0.79%
Equity                                                   -28.48%       N/A          -21.81%
European Growth                                          -19.51%       N/A          -17.62%
Global Dividend Growth                                   -8.25%        N/A           -5.94%
High Yield                                               -35.20%       N/A          -39.94%
Income Builder                                            0.13%        N/A           0.06%
Information                                              -44.09%       N/A          -43.44%
Limited Duration                                          4.44%        N/A           4.55%
Money Market                                              1.67%        N/A           2.56%
Pacific Growth                                           -28.67%       N/A          -34.26%
Quality Income Plus                                       7.22%        N/A           9.21%
S&P 500 Index                                            -14.22%       N/A          -15.60%
Strategist                                               -12.13%       N/A           -8.55%
Utilities                                                -27.42%       N/A          -17.94%
Morgan Stanley UIF Emerging Markets Equity               -8.30%        N/A           -7.69%
Morgan Stanley UIF Equity Growth                         -16.75%       N/A           -0.23%
Morgan Stanley UIF International Magnum                  -20.85%       N/A           -5.38%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -5.02%        N/A           4.42%
Morgan Stanley UIF U.S. Real Estate                       7.72%        N/A           4.28%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.82%       N/A           9.62%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -19.24%
AIM V.I. Capital Appreciation                            -24.76%       N/A          -18.84%
AIM V.I. Growth                                          -35.16%       N/A          -28.36%
AIM V.I. Premier Equity                                  -14.25%       N/A          -14.70%
Alliance Growth                                          -25.12%       N/A          -21.19%
Alliance Growth and Income                               -1.77%        N/A           7.08%
Alliance Premier Growth                                  -18.99%       N/A          -17.12%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -8.20%        N/A           0.34%
Putnam VT International Growth                           -22.15%       N/A          -15.36%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.91%       N/A          -20.59%


*Not annualized.



ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE INCOME BENEFIT COMBINATION OPTION 2

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -30.04%       N/A          -22.14%
Capital Growth                                           -27.96%       N/A          -20.56%
Competitive Edge                                         -25.06%       N/A          -25.59%
Dividend Growth                                          -7.30%        N/A           -0.85%
Equity                                                   -28.52%       N/A          -21.85%
European Growth                                          -19.55%       N/A          -17.67%
Global Dividend Growth                                   -8.31%        N/A           -6.00%
High Yield                                               -35.24%       N/A          -39.98%
Income Builder                                            0.07%        N/A           0.00%
Information                                              -44.13%       N/A          -43.48%
Limited Duration                                          4.37%        N/A           4.48%
Money Market                                              1.61%        N/A           2.50%
Pacific Growth                                           -28.71%       N/A          -34.30%
Quality Income Plus                                       7.15%        N/A           9.14%
S&P 500 Index                                            -14.27%       N/A          -15.65%
Strategist                                               -12.18%       N/A           -8.60%
Utilities                                                -27.46%       N/A          -17.99%
Morgan Stanley UIF Emerging Markets Equity               -8.35%        N/A           -7.74%
Morgan Stanley UIF Equity Growth                         -16.80%       N/A           -0.29%
Morgan Stanley UIF International Magnum                  -20.90%       N/A           -5.44%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -5.08%        N/A           4.35%
Morgan Stanley UIF U.S. Real Estate                       7.66%        N/A           4.21%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.86%       N/A           9.55%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -19.27%
AIM V.I. Capital Appreciation                            -24.81%       N/A          -18.89%
AIM V.I. Growth                                          -35.20%       N/A          -28.41%
AIM V.I. Premier Equity                                  -14.30%       N/A          -14.76%
Alliance Growth                                          -25.16%       N/A          -21.23%
Alliance Growth and Income                               -1.83%        N/A           7.02%
Alliance Premier Growth                                  -19.04%       N/A          -17.17%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -8.26%        N/A           0.28%
Putnam VT International Growth                           -22.19%       N/A          -15.41%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -23.96%       N/A          -20.64%


*Not annualized.




ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception
Aggressive Equity                                        -30.18%       N/A          -22.30%
Capital Growth                                           -28.10%       N/A          -20.72%
Competitive Edge                                         -25.21%       N/A          -25.74%
Dividend Growth                                          -7.49%        N/A           -1.05%
Equity                                                   -28.67%       N/A          -22.01%
European Growth                                          -19.72%       N/A          -17.83%
Global Dividend Growth                                   -8.49%        N/A           -6.19%
High Yield                                               -35.37%       N/A          -40.10%
Income Builder                                           -0.13%        N/A           -0.20%
Information                                              -44.24%       N/A          -43.59%
Limited Duration                                          4.16%        N/A           4.27%
Money Market                                              1.41%        N/A           2.29%
Pacific Growth                                           -28.85%       N/A          -34.43%
Quality Income Plus                                       6.94%        N/A           8.92%
S&P 500 Index                                            -14.44%       N/A          -15.82%
Strategist                                               -12.36%       N/A           -8.78%
Utilities                                                -27.60%       N/A          -18.15%
Morgan Stanley UIF Emerging Markets Equity               -8.54%        N/A           -7.93%
Morgan Stanley UIF Equity Growth                         -16.97%       N/A           -0.49%
Morgan Stanley UIF International Magnum                  -21.06%       N/A           -5.63%
Morgan Stanley UIF Mid Cap Growth                          N/A         N/A            N/A
Morgan Stanley UIF Mid Cap Value                         -5.27%        N/A           4.14%
Morgan Stanley UIF U.S. Real Estate                       7.44%        N/A           4.01%
Van Kampen LIT Comstock, Class II                          N/A         N/A            N/A
Van Kampen LIT Emerging Growth, Class I                  -32.99%       N/A           9.33%
Van Kampen LIT Emerging Growth, Class II*                  N/A         N/A          -19.37%
AIM V.I. Capital Appreciation                            -24.96%       N/A          -19.05%
AIM V.I. Growth                                          -35.33%       N/A          -28.55%
AIM V.I. Premier Equity                                  -14.48%       N/A          -14.93%
Alliance Growth                                          -25.31%       N/A          -21.39%
Alliance Growth and Income                               -2.03%        N/A           6.80%
Alliance Premier Growth                                  -19.20%       N/A          -17.34%
LSA Aggressive Growth                                      N/A         N/A            N/A
Putnam VT Growth and Income                              -8.44%        N/A           0.08%
Putnam VT International Growth                           -22.35%       N/A          -15.58%
Putnam VT Small Cap Value                                  N/A         N/A            N/A
Putnam VT Voyager                                        -24.11%       N/A          -20.80%



*Not annualized.


  ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

Where the returns included in the following tables give effect to the Enhanced Earnings Death Benefit Plus Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.


                                                              Inception Date of
Variable Sub-Account                                          Corresponding Portfolio

--------------------                                                   ---------
Aggressive Equity*                                            May 1, 1999
Capital Growth*                                               March 1, 1991
Competitive Edge*                                             May 18, 1998
Dividend Growth*                                              March 1, 1990
Equity*                                                       March 9, 1984
European Growth*                                              March 1, 1990
Global Dividend Growth*                                       February 24, 1997
High Yield*                                                   March 9, 1984
Income Builder*                                               February 24, 1997
Information                                                   November 6, 2000
Limited Duration*                                             May 2, 1999
Money Market                                                  March 8, 1984
Pacific Growth*                                               March 1, 1991
Quality Income Plus*                                          March 1, 1987
S&P 500 Index*                                                May 18, 1998
Strategist*                                                   March 1, 1987
Utilities*                                                    March 1, 1990




Morgan Stanley UIF Emerging Markets Equity                    January 21, 1997
Morgan Stanley UIF Equity Growth                              January 2, 1997
Morgan Stanley UIF International Magnum                       January 2, 1997
Morgan Stanley UIF Mid Cap Growth                             October 18, 1999
Morgan Stanley UIF Mid Cap Value                              January 2, 1997
Morgan Stanley UIF U.S. Real Estate                           March 4, 1997


Van Kampen LIT Comstock****                                   April 30, 1999
Van Kampen LIT Emerging Growth****                            July 3, 1995

AIM V.I. Capital Appreciation                                 May 5, 1993
AIM V.I. Growth                                               May 5, 1993
AIM V.I. Premier Equity                                       May 5, 1993

Alliance Growth**                                             September 15, 1994
Alliance Growth and Income**                                  January 14, 1991
Alliance Premier Growth**                                     July 14, 1999

LSA Aggressive Growth                                         August 14, 2001

Putnam VT Growth and Income***                                February 1, 1988
Putnam VT International Growth***                             January 2, 1997
Putnam VT Small Cap Value                                     May 1, 2002
Putnam VT Voyager***                                          February 1, 1988


* The Portfolio's Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on June 5, 2000. For periods prior to June 5, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

** The Portfolios' Class B shares ("12b-1 class") corresponding to the Alliance Growth, Alliance Growth and Income and Premier Growth Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios' are as shown above.

*** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998 and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

****The Fund's Class II shares ("12b-1 class") corresponding to the Emerging Growth and Comstock Sub-Accounts were first offered on May 17, 2001 and May 1, 2002, respectively. For periods prior to that date, the performance shown is based on the historical performance of the Fund's Class I shares ("the non-12b-1 class"). The inception date for the Funds is shown above.

BASE  CONTRACT
                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -33.90%       N/A           -2.29%
Capital Growth*                                          -31.81%      6.15%          5.68%
Competitive Edge*                                        -28.89%       N/A           -9.12%
Dividend Growth*                                         -11.02%      4.91%          9.15%
Equity*                                                  -32.38%     10.69%          10.94%
European Growth*                                         -23.35%      5.73%          12.36%
Global Dividend Growth*                                  -12.03%      3.70%          6.74%
High Yield*                                              -39.14%     -16.34%         -3.13%
Income Builder*                                          -3.60%        N/A           4.64%
Information*                                             -48.09%       N/A          -47.27%
Limited Duration*                                         0.73%        N/A           2.00%
Money Market*                                            -2.05%       3.02%          2.87%
Pacific Growth*                                          -32.57%     -16.91%        -10.91%
Quality Income Plus*                                      3.53%       5.00%          5.57%
S&P 500 Index*                                           -18.03%       N/A           -0.68%
Strategist*                                              -15.94%      7.00%          7.30%
Utilities*                                               -31.31%      4.27%          6.67%
Morgan Stanley UIF Emerging Markets Equity               -12.08%     -5.18%          -5.43%
Morgan Stanley UIF Equity Growth                         -20.58%       N/A           8.75%
Morgan Stanley UIF International Magnum                  -24.71%       N/A           -1.34%
Morgan Stanley UIF Mid Cap Growth                        -34.59%       N/A           -7.82%
Morgan Stanley UIF Mid Cap Value                         -8.78%        N/A           14.12%
Morgan Stanley UIF U.S. Real Estate                       4.03%        N/A           5.85%
Van Kampen LIT Comstock, Class II*                       -8.77%        N/A           3.20%
Van Kampen LIT Emerging Growth, Class I                  -36.75%     14.02%          15.83%
Van Kampen LIT Emerging Growth, Class II*                -36.90%     13.73%          15.55%
AIM V.I. Capital Appreciation                            -28.64%      4.24%          10.19%
AIM V.I. Growth                                          -39.11%      2.12%          7.30%
AIM V.I. Premier Equity                                  -18.07%      7.91%          11.83%
Alliance Growth*                                         -29.00%      5.24%          12.13%
Alliance Growth and Income*                              -5.52%      12.59%          13.03%
Alliance Premier Growth*                                 -22.84%     10.54%          13.80%
LSA Aggressive Growth**                                    N/A         N/A          -11.96%
Putnam VT Growth and Income*                             -11.98%      6.16%          10.25%
Putnam VT International Growth*                          -26.01%       N/A           7.66%
Putnam VT Small Cap Value                                 12.21%        N/A           14.25%
Putnam VT Voyager*                                       -27.78%      8.16%          11.30%

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.



PERFORMANCE DEATH BENEFIT
                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.00%       N/A           -2.43%
Capital Growth*                                          -31.91%      6.01%          5.54%
Competitive Edge*                                        -28.99%       N/A           -9.24%
Dividend Growth*                                         -11.15%      4.77%          9.01%
Equity*                                                  -32.47%     10.55%          10.79%
European Growth*                                         -23.46%      5.59%          12.21%
Global Dividend Growth*                                  -12.15%      3.56%          6.60%
High Yield*                                              -39.22%     -16.45%         -3.26%
Income Builder*                                          -3.73%        N/A           4.50%
Information*                                             -48.16%       N/A          -47.34%
Limited Duration*                                         0.59%        N/A           1.86%
Money Market*                                            -2.18%       2.88%          2.74%
Pacific Growth*                                          -32.66%     -17.02%        -11.03%
Quality Income Plus*                                      3.38%       4.87%          5.43%
S&P 500 Index*                                           -18.15%       N/A           -0.82%
Strategist*                                              -16.05%      6.86%          7.17%
Utilities*                                               -31.41%      4.13%          6.53%
Morgan Stanley UIF Emerging Markets Equity               -12.20%     -5.31%          -5.56%
Morgan Stanley UIF Equity Growth                         -20.69%       N/A           8.61%
Morgan Stanley UIF International Magnum                  -24.81%       N/A           -1.47%
Morgan Stanley UIF Mid Cap Growth                        -34.68%       N/A           -7.94%
Morgan Stanley UIF Mid Cap Value                         -8.91%        N/A           13.97%
Morgan Stanley UIF U.S. Real Estate                       3.89%        N/A           5.71%
Van Kampen LIT Comstock, Class II*                       -8.90%        N/A           3.06%
Van Kampen LIT Emerging Growth, Class I                  -36.83%     13.87%          15.68%
Van Kampen LIT Emerging Growth, Class II*                -36.99%     13.58%          15.40%
AIM V.I. Capital Appreciation                            -28.74%      4.10%          10.05%
AIM V.I. Growth                                          -39.19%      1.98%          7.16%
AIM V.I. Premier Equity                                  -18.18%      7.77%          11.69%
Alliance Growth*                                         -29.10%      5.10%          11.98%
Alliance Growth and Income*                              -5.65%      12.44%          12.89%
Alliance Premier Growth*                                 -22.94%     10.40%          13.65%
LSA Aggressive Growth**                                    N/A         N/A          -12.00%
Putnam VT Growth and Income*                             -12.10%      6.02%          10.11%
Putnam VT International Growth*                          -26.11%       N/A           7.52%
Putnam VT Small Cap Value                                12.06%        N/A           14.10%
Putnam VT Voyager*                                       -27.88%      8.02%          11.15%


*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.



DEATH BENEFIT COMBINATION OPTION

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.07%       N/A           -2.54%
Capital Growth*                                          -31.99%      5.89%          5.43%
Competitive Edge*                                        -29.08%       N/A           -9.35%
Dividend Growth*                                         -11.25%      4.65%          8.89%
Equity*                                                  -32.55%     10.42%          10.67%
European Growth*                                         -23.55%      5.47%          12.09%
Global Dividend Growth*                                  -12.26%      3.45%          6.49%
High Yield*                                              -39.30%     -16.55%         -3.36%
Income Builder*                                          -3.84%        N/A           4.39%
Information*                                             -48.22%       N/A          -47.40%
Limited Duration*                                         0.48%        N/A           1.75%
Money Market*                                            -2.30%       2.76%          2.62%
Pacific Growth*                                          -32.74%     -17.12%        -11.13%
Quality Income Plus*                                      3.27%       4.75%          5.31%
S&P 500 Index*                                           -18.24%       N/A           -0.93%
Strategist*                                              -16.15%      6.74%          7.05%
Utilities*                                               -31.49%      4.01%          6.42%
Morgan Stanley UIF Emerging Markets Equity               -12.30%     -5.42%          -5.66%
Morgan Stanley UIF Equity Growth                         -20.79%       N/A           8.49%
Morgan Stanley UIF International Magnum                  -24.90%       N/A           -1.58%
Morgan Stanley UIF Mid Cap Growth                        -34.76%       N/A           -8.05%
Morgan Stanley UIF Mid Cap Value                         -9.01%        N/A           13.85%
Morgan Stanley UIF U.S. Real Estate                       3.77%        N/A           5.59%
Van Kampen LIT Comstock, Class II*                       -9.00%        N/A           2.94%
Van Kampen LIT Emerging Growth, Class I                  -36.91%     13.74%          15.56%
Van Kampen LIT Emerging Growth, Class II*                -37.07%     13.46%          15.27%
AIM V.I. Capital Appreciation                            -28.83%      3.98%          9.93%
AIM V.I. Growth                                          -39.26%      1.87%          7.04%
AIM V.I. Premier Equity                                  -18.28%      7.65%          11.56%
Alliance Growth*                                         -29.18%      4.98%          11.86%
Alliance Growth and Income*                              -5.76%      12.31%          12.76%
Alliance Premier Growth*                                 -23.03%     10.28%          13.53%
LSA Aggressive Growth**                                    N/A         N/A          -12.04%
Putnam VT Growth and Income*                             -12.21%      5.90%          9.99%
Putnam VT International Growth*                          -26.20%       N/A           7.40%
Putnam VT Small Cap Value                                11.93%        N/A           13.97%
Putnam VT Voyager*                                       -27.97%      7.90%          11.03%


*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.


INCOME BENEFIT COMBINATION 2

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.12%       N/A           -2.60%
Capital Growth*                                          -32.03%      5.83%          5.36%
Competitive Edge*                                        -29.12%       N/A           -9.41%
Dividend Growth*                                         -11.30%      4.59%          8.82%
Equity*                                                  -32.60%     10.36%          10.60%
European Growth*                                         -23.60%      5.41%          12.02%
Global Dividend Growth*                                  -12.31%      3.39%          6.42%
High Yield*                                              -39.33%     -16.60%         -3.42%
Income Builder*                                          -3.90%        N/A           4.32%
Information*                                             -48.26%       N/A          -47.44%
Limited Duration*                                         0.41%        N/A           1.68%
Money Market*                                            -2.36%       2.70%          2.56%
Pacific Growth*                                          -32.78%     -17.17%        -11.18%
Quality Income Plus*                                      3.20%       4.69%          5.25%
S&P 500 Index*                                           -18.29%       N/A           -0.99%
Strategist*                                              -16.20%      6.67%          6.98%
Utilities*                                               -31.53%      3.95%          6.35%
Morgan Stanley UIF Emerging Markets Equity               -12.36%     -5.47%          -5.72%
Morgan Stanley UIF Equity Growth                         -20.84%       N/A           8.42%
Morgan Stanley UIF International Magnum                  -24.95%       N/A           -1.64%
Morgan Stanley UIF Mid Cap Growth                        -34.80%       N/A           -8.11%
Morgan Stanley UIF Mid Cap Value                         -9.07%        N/A           13.78%
Morgan Stanley UIF U.S. Real Estate                       3.71%        N/A           5.53%
Van Kampen LIT Comstock, Class II*                       -9.06%        N/A           2.88%
Van Kampen LIT Emerging Growth, Class I                  -36.95%     13.67%          15.49%
Van Kampen LIT Emerging Growth, Class II*                -37.11%     13.39%          15.20%
AIM V.I. Capital Appreciation                            -28.87%      3.92%          9.86%
AIM V.I. Growth                                          -39.30%      1.81%          6.98%
AIM V.I. Premier Equity                                  -18.33%      7.58%          11.50%
Alliance Growth*                                         -29.23%      4.92%          11.79%
Alliance Growth and Income*                              -5.82%      12.24%          12.69%
Alliance Premier Growth*                                 -23.08%     10.21%          13.46%
LSA Aggressive Growth**                                    N/A         N/A          -12.07%
Putnam VT Growth and Income*                             -12.26%      5.84%          9.92%
Putnam VT International Growth*                          -26.25%       N/A           7.33%
Putnam VT Small Cap Value                                11.86%        N/A           13.90%
Putnam VT Voyager*                                       -28.02%      7.83%          10.96%

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.



INCOME AND DEATH COMBINATION 2

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.26%       N/A           -2.80%
Capital Growth*                                          -32.17%      5.61%          5.15%
Competitive Edge*                                        -29.27%       N/A           -9.60%
Dividend Growth*                                         -11.49%      4.38%          8.60%
Equity*                                                  -32.74%     10.13%          10.38%
European Growth*                                         -23.76%      5.19%          11.80%
Global Dividend Growth*                                  -12.50%      3.18%          6.21%
High Yield*                                              -39.47%     -16.77%         -3.62%
Income Builder*                                          -4.10%        N/A           4.11%
Information*                                             -48.37%       N/A          -47.55%
Limited Duration*                                         0.20%        N/A           1.47%
Money Market*                                            -2.56%       2.49%          2.36%
Pacific Growth*                                          -32.93%     -17.34%        -11.36%
Quality Income Plus*                                      2.98%       4.47%          5.04%
S&P 500 Index*                                           -18.47%       N/A           -1.20%
Strategis*                                               -16.38%      6.46%          6.77%
Utilities*                                               -31.68%      3.74%          6.14%
Morgan Stanley UIF Emerging Markets Equity               -12.54%     -5.67%          -5.91%
Morgan Stanley UIF Equity Growth                         -21.01%       N/A           8.20%
Morgan Stanley UIF International Magnum                  -25.11%       N/A           -1.84%
Morgan Stanley UIF Mid Cap Growth                        -34.94%       N/A           -8.30%
Morgan Stanley UIF Mid Cap Value                         -9.26%        N/A           13.55%
Morgan Stanley UIF U.S. Real Estate                       3.49%        N/A           5.31%
Van Kampen LIT Comstock, Class II*                       -9.25%        N/A           2.67%
Van Kampen LIT Emerging Growth, Class I                  -37.08%     13.44%          15.26%
Van Kampen LIT Emerging Growth, Class II*                -37.24%     13.16%          14.97%
AIM V.I. Capital Appreciation                            -29.02%      3.71%          9.64%
AIM V.I. Growth                                          -39.43%      1.60%          6.76%
AIM V.I. Premier Equity                                  -18.50%      7.37%          11.27%
Alliance Growth*                                         -29.38%      4.71%          11.57%
Alliance Growth and Income*                              -6.01%      12.02%          12.47%
Alliance Premier Growth*                                 -23.24%      9.99%          13.23%
LSA Aggressive Growth**                                    N/A         N/A          -12.14%
Putnam VT Growth and Income*                             -12.45%      5.62%          9.70%
Putnam VT International Growth*                          -26.40%       N/A           7.12%
Putnam VT Small Cap Value                                11.63%        N/A           13.67%
Putnam VT Voyager*                                       -28.17%      7.61%          10.74%

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.


ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.15%       N/A           -2.65%
Capital Growth*                                          -32.07%      5.78%          5.31%
Competitive Edge*                                        -29.16%       N/A           -9.45%
Dividend Growth*                                         -11.35%      4.53%          8.77%
Equity*                                                  -32.63%     10.30%          10.55%
European Growth*                                         -23.64%      5.35%          11.96%
Global Dividend Growth*                                  -12.36%      3.33%          6.37%
High Yield*                                              -39.37%     -16.64%         -3.47%
Income Builder*                                          -3.95%        N/A           4.27%
Information*                                             -48.29%       N/A          -47.47%
Limited Duration*                                         0.36%        N/A           1.63%
Money Market*                                            -2.41%       2.65%          2.51%
Pacific Growth*                                          -32.82%     -17.21%        -11.23%
Quality Income Plus*                                      3.15%       4.63%          5.20%
S&P 500 Index*                                           -18.34%       N/A           -1.04%
Strategist*                                              -16.25%      6.62%          6.93%
Utilities*                                               -31.57%      3.90%          6.30%
Morgan Stanley UIF Emerging Markets Equity               -12.40%     -5.52%          -5.77%
Morgan Stanley UIF Equity Growth                         -20.88%       N/A           8.37%
Morgan Stanley UIF International Magnum                  -24.99%       N/A           -1.69%
Morgan Stanley UIF Mid Cap Growth                        -34.83%       N/A           -8.16%
Morgan Stanley UIF Mid Cap Value                         -9.12%        N/A           13.72%
Morgan Stanley UIF U.S. Real Estate                       3.65%        N/A           5.48%
Van Kampen LIT Comstock, Class II*                       -9.11%        N/A           2.83%
Van Kampen LIT Emerging Growth, Class I                  -36.98%     13.62%          15.43%
Van Kampen LIT Emerging Growth, Class II*                -37.14%     13.33%          15.14%
AIM V.I. Capital Appreciation                            -28.91%      3.87%          9.81%
AIM V.I. Growth                                          -39.33%      1.75%          6.92%
AIM V.I. Premier Equity                                  -18.37%      7.53%          11.44%
Alliance Growth*                                         -29.26%      4.87%          11.74%
Alliance Growth and Income*                              -5.86%      12.19%          12.64%
Alliance Premier Growth*                                 -23.12%     10.15%          13.40%
LSA Aggressive Growth**                                    N/A         N/A          -12.08%
Putnam VT Growth and Income*                             -12.31%      5.79%          9.86%
Putnam VT International Growth*                          -26.29%       N/A           7.28%
Putnam VT Small Cap Value                                11.80%        N/A           13.84%
Putnam VT Voyager*                                       -28.05%      7.77%          10.91%


*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.





ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE PERFORMANCE DEATH BENEFIT OPTION
                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.24%       N/A           -2.78%
Capital Growth*                                          -32.16%      5.64%          5.17%
Competitive Edge*                                        -29.26%       N/A           -9.58%
Dividend Growth*                                         -11.47%      4.40%          8.63%
Equity*                                                  -32.73%     10.16%          10.40%
European Growth*                                         -23.74%      5.21%          11.82%
Global Dividend Growth*                                  -12.48%      3.20%          6.23%
High Yield*                                              -39.45%     -16.76%         -3.60%
Income Builder*                                          -4.08%        N/A           4.13%
Information*                                             -48.36%       N/A          -47.54%
Limited Duration*                                         0.22%        N/A           1.49%
Money Market*                                            -2.54%       2.51%          2.38%
Pacific Growth*                                          -32.91%     -17.33%        -11.34%
Quality Income Plus*                                      3.01%       4.49%          5.06%
S&P 500 Index*                                           -18.45%       N/A           -1.17%
Strategist*                                              -16.36%      6.48%          6.79%
Utilities*                                               -31.66%      3.76%          6.16%
Morgan Stanley UIF Emerging Markets Equity               -12.52%     -5.65%          -5.89%
Morgan Stanley UIF Equity Growth                         -20.99%       N/A           8.22%
Morgan Stanley UIF International Magnum                  -25.09%       N/A           -1.82%
Morgan Stanley UIF Mid Cap Growth                        -34.92%       N/A           -8.28%
Morgan Stanley UIF Mid Cap Value                         -9.24%        N/A           13.57%
Morgan Stanley UIF U.S. Real Estate                       3.51%        N/A           5.34%
Van Kampen LIT Comstock, Class II*                       -9.23%        N/A           2.69%
Van Kampen LIT Emerging Growth, Class I                  -37.07%     13.47%          15.28%
Van Kampen LIT Emerging Growth, Class II*                -37.23%     13.18%          14.99%
AIM V.I. Capital Appreciation                            -29.01%      3.73%          9.66%
AIM V.I. Growth                                          -39.42%      1.62%          6.78%
AIM V.I. Premier Equity                                  -18.49%      7.39%          11.30%
Alliance Growth*                                         -29.36%      4.73%          11.59%
Alliance Growth and Income*                              -5.99%      12.04%          12.49%
Alliance Premier Growth*                                 -23.23%     10.01%          13.26%
LSA Aggressive Growth**                                    N/A         N/A          -12.13%
Putnam VT Growth and Income*                             -12.43%      5.65%          9.72%
Putnam VT International Growth*                          -26.39%       N/A           7.14%
Putnam VT Small Cap Value                                11.65%        N/A           13.69%
Putnam VT Voyager*                                        -28.15%      7.63%          10.76%

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.




ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE DEATH
BENEFIT COMBINATION OPTION
                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.32%       N/A           -2.90%
Capital Growth*                                          -32.24%      5.52%          5.06%
Competitive Edge*                                        -29.34%       N/A           -9.68%
Dividend Growth*                                         -11.58%      4.28%          8.51%
Equity*                                                  -32.81%     10.03%          10.28%
European Growth*                                         -23.83%      5.10%          11.69%
Global Dividend Growth*                                  -12.58%      3.08%          6.11%
High Yield*                                              -39.52%     -16.85%         -3.70%
Income Builder*                                          -4.20%        N/A           4.01%
Information*                                             -48.42%       N/A          -47.61%
Limited Duration*                                         0.11%        N/A           1.38%
Money Market*                                            -2.65%       2.40%          2.26%
Pacific Growth*                                          -32.99%     -17.42%        -11.44%
Quality Income Plus*                                      2.89%       4.38%          4.94%
S&P 500 Index*                                           -18.55%       N/A           -1.29%
Strategist*                                              -16.46%      6.36%          6.67%
Utilities*                                               -31.74%      3.64%          6.04%
Morgan Stanley UIF Emerging Markets Equity               -12.62%     -5.75%          -6.00%
Morgan Stanley UIF Equity Growth                         -21.08%       N/A           8.10%
Morgan Stanley UIF International Magnum                  -25.18%       N/A           -1.94%
Morgan Stanley UIF Mid Cap Growth                        -35.00%       N/A           -8.39%
Morgan Stanley UIF Mid Cap Value                         -9.35%        N/A           13.44%
Morgan Stanley UIF U.S. Real Estate                       3.39%        N/A           5.22%
Van Kampen LIT Comstock, Class II*                       -9.34%        N/A           2.57%
Van Kampen LIT Emerging Growth, Class I                  -37.15%     13.34%          15.15%
Van Kampen LIT Emerging Growth, Class II*                -37.30%     13.06%          14.87%
AIM V.I. Capital Appreciation                            -29.09%      3.61%          9.54%
AIM V.I. Growth                                          -39.49%      1.51%          6.67%
AIM V.I. Premier Equity                                  -18.58%      7.27%          11.17%
Alliance Growth*                                         -29.44%      4.61%          11.47%
Alliance Growth and Income*                              -6.10%      11.92%          12.37%
Alliance Premier Growth*                                 -23.32%      9.89%          13.13%
LSA Aggressive Growth**                                    N/A         N/A          -12.17%
Putnam VT Growth and Income*                             -12.53%      5.53%          9.60%
Putnam VT International Growth*                          -26.48%       N/A           7.02%
Putnam VT Small Cap Value                                11.52%        N/A           13.56%
Putnam VT Voyager*                                       -28.24%      7.51%          10.64%

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.



ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH THE INCOME BENEFIT COMBINATION OPTION 2

                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.36%       N/A           -2.96%
Capital Growth*                                          -32.28%      5.45%          4.99%
Competitive Edge*                                        -29.39%       N/A           -9.74%
Dividend Growth*                                         -11.63%      4.22%          8.44%
Equity*                                                  -32.85%      9.97%          10.22%
European Growth*                                         -23.88%      5.03%          11.63%
Global Dividend Growth*                                  -12.64%      3.02%          6.05%
High Yield*                                              -39.56%     -16.90%         -3.76%
Income Builder*                                          -4.26%        N/A           3.95%
Information*                                             -48.45%       N/A          -47.64%
Limited Duration*                                         0.05%        N/A           1.31%
Money Market*                                            -2.72%       2.34%          2.20%
Pacific Growth*                                          -33.04%     -17.47%        -11.49%
Quality Income Plus*                                      2.82%       4.31%          4.88%
S&P 500 Index*                                           -18.60%       N/A           -1.35%
Strategist*                                              -16.51%      6.30%          6.61%
Utilities*                                               -31.79%      3.58%          5.98%
Morgan Stanley UIF Emerging Markets Equity               -12.68%     -5.81%          -6.06%
Morgan Stanley UIF Equity Growth                         -21.13%       N/A           8.04%
Morgan Stanley UIF International Magnum                  -25.23%       N/A           -2.00%
Morgan Stanley UIF Mid Cap Growth                        -35.04%       N/A           -8.45%
Morgan Stanley UIF Mid Cap Value                         -9.41%        N/A           13.37%
Morgan Stanley UIF U.S. Real Estate                       3.33%        N/A           5.15%
Van Kampen LIT Comstock, Class II*                       -9.39%        N/A           2.51%
Van Kampen LIT Emerging Growth, Class I                  -37.19%     13.27%          15.08%
Van Kampen LIT Emerging Growth, Class II*                -37.34%     12.99%          14.80%
AIM V.I. Capital Appreciation                            -29.14%      3.55%          9.48%
AIM V.I. Growth                                          -39.53%      1.44%          6.60%
AIM V.I. Premier Equity                                  -18.63%      7.20%          11.11%
Alliance Growth*                                         -29.49%      4.55%          11.41%
Alliance Growth and Income*                              -6.16%      11.85%          12.30%
Alliance Premier Growth*                                 -23.36%      9.82%          13.06%
LSA Aggressive Growth**                                    N/A         N/A          -12.19%
Putnam VT Growth and Income*                             -12.58%      5.46%          9.53%
Putnam VT International Growth*                          -26.52%       N/A           6.95%
Putnam VT Small Cap Value                                11.45%        N/A           13.49%
Putnam VT Voyager*                                       -28.28%      7.45%          10.58%

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.


ENHANCED  EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME
AND DEATH BENEFIT COMBINATION OPTION 2
                                                                               10 Years or Since
Variable Sub-Accounts                                    1 Year      5 Years       Inception+
Aggressive Equity*                                       -34.50%       N/A           -3.16%
Capital Growth*                                          -32.43%      5.24%          4.78%
Competitive Edge*                                        -29.54%       N/A           -9.93%
Dividend Growth*                                         -11.82%      4.01%          8.22%
Equity*                                                  -32.99%      9.75%          10.00%
European Growth*                                         -24.04%      4.82%          11.40%
Global Dividend Growth*                                  -12.82%      2.81%          5.84%
High Yield*                                              -39.69%     -17.08%         -3.95%
Income Builder*                                          -4.46%        N/A           3.74%
Information*                                             -48.57%       N/A          -47.75%
Limited Duration*                                        -0.16%        N/A           1.10%
Money Market*                                            -2.92%       2.13%          2.00%
Pacific Growth*                                          -33.18%     -17.65%        -11.67%
Quality Income Plus*                                      2.61%       4.10%          4.67%
S&P 500 Index*                                           -18.77%       N/A           -1.55%
Strategist*                                              -16.69%      6.08%          6.39%
Utilities*                                               -31.93%      3.37%          5.77%
Morgan Stanley UIF Emerging Markets Equity               -12.86%     -6.01%          -6.25%
Morgan Stanley UIF Equity Growth                         -21.30%       N/A           7.82%
Morgan Stanley UIF International Magnum                  -25.39%       N/A           -2.20%
Morgan Stanley UIF Mid Cap Growth                        -35.18%       N/A           -8.64%
Morgan Stanley UIF Mid Cap Value                         -9.60%        N/A           13.14%
Morgan Stanley UIF U.S. Real Estate                       3.11%        N/A           4.94%
Van Kampen LIT Comstock, Class II*                       -9.58%        N/A           2.29%
Van Kampen LIT Emerging Growth, Class I                  -37.32%     13.04%          14.85%
Van Kampen LIT Emerging Growth, Class II*                -37.48%     12.76%          14.57%
AIM V.I. Capital Appreciation                            -29.29%      3.34%          9.26%
AIM V.I. Growth                                          -39.66%      1.24%          6.39%
AIM V.I. Premier Equity                                  -18.80%      6.99%          10.88%
Alliance Growth*                                         -29.64%      4.34%          11.18%
Alliance Growth and Income*                              -6.36%      11.62%          12.08%
Alliance Premier Growth*                                 -23.53%      9.60%          12.84%
LSA Aggressive Growth**                                    N/A         N/A          -12.26%
Putnam VT Growth and Income*                             -12.77%      5.25%          9.32%
Putnam VT International Growth*                          -26.68%       N/A           6.73%
Putnam VT Small Cap Value                                11.22%        N/A           13.26%
Putnam VT Voyager*                                       -28.44%      7.23%          10.35%

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section. Please refer to the table at the beginning of this section for the inception dates of the Portfolio.

**Not annualized.

+Please refer to the table at the beginning of this section for the inception dates of the Portfolio.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS

--------------------------------------------------------------------------------

The financial statements of Northbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two years then ended that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.


-----------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, as well as the financial statements of Northbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

                                   APPENDIX A

                            ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. All of the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, or Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations on May 1, 2002.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.670
Accumulation Unit Value, End of Period                  $ 9.670         $ 6.801
Number of Units Outstanding, End of Period              383,413         454,677
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.694
Accumulation Unit Value, End of Period                  $ 9.694         $ 7.021
Number of Units Outstanding, End of Period              114,072         215,869
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.407
Accumulation Unit Value, End of Period                  $ 8.407         $ 6.334
Number of Units Outstanding, End of Period              181,032         227,577
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $10.675
Accumulation Unit Value, End of Period                  $10.675         $ 9.948
Number of Units Outstanding, End of Period              438,718       1,236,410
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.521
Accumulation Unit Value, End of Period                  $ 9.521         $ 6.841
Number of Units Outstanding, End of Period              1,035,141       1,706,161
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000        $ 9.183
Accumulation Unit Value, End of Period                  $ 9.183        $ 7.426
Number of Units Outstanding, End of Period              284,828        418,373
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000        $ 9.924
Accumulation Unit Value, End of Period                  $ 9.924        $ 9.147
Number of Units Outstanding, End of Period               73,926        176,270
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000        $ 6.939
Accumulation Unit Value, End of Period                  $ 6.939        $ 4.518
Number of Units Outstanding, End of Period               40,393        179,817
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000        $10.022
Accumulation Unit Value, End of Period                  $10.022        $10.082
Number of Units Outstanding, End of Period               17,095        108,292
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000        $ 9.290
Accumulation Unit Value, End of Period                  $ 9.290        $ 5.218
Number of Units Outstanding, End of Period               57,578        146,827
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000        $10.295
Accumulation Unit Value, End of Period                  $10.295        $10.802
Number of Units Outstanding, End of Period               32,340        200,505
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000        $10.254
Accumulation Unit Value, End of Period                  $10.254        $10.471
Number of Units Outstanding, End of Period              333,297        951,781
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000        $ 7.267
Accumulation Unit Value, End of Period                  $ 7.267        $ 5.208
Number of Units Outstanding, End of Period               12,627         26,055
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000        $10.741
Accumulation Unit Value, End of Period                  $10.741        $11.569
Number of Units Outstanding, End of Period              106,629        644,029
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000        $ 8.952
Accumulation Unit Value, End of Period                  $ 8.952        $ 7.715
Number of Units Outstanding, End of Period              424,465       ,051,174
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000        $ 9.915
Accumulation Unit Value, End of Period                  $ 9.915        $ 8.752
Number of Units Outstanding, End of Period              474,436        917,051


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000         $10.122
Accumulation Unit Value, End of Period                  $10.122         $ 7.381
Number of Units Outstanding, End of Period              377,975         647,789
-----------------------------------------------------------------------
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 6.381
Accumulation Unit Value, End of Period                  $ 6.381         $ 5.879
Number of Units Outstanding, End of Period               31,762          66,955
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.329
Accumulation Unit Value, End of Period                  $ 8.329         $ 6.966
Number of Units Outstanding, End of Period              441,371         657,405
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.047
Accumulation Unit Value, End of Period                  $ 9.047         $ 7.194
Number of Units Outstanding, End of Period               38,115         134,109
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period             -              -
Accumulation Unit Value, End of Period                   -              -
Number of Units Outstanding, End of Period               -              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000         $10.224
Accumulation Unit Value, End of Period                  $10.224         $ 9.755
Number of Units Outstanding, End of Period               88,818         432,708
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000         $11.494
Accumulation Unit Value, End of Period                  $11.494         $12.439
Number of Units Outstanding, End of Period               25,524          72,958
-----------------------------------------------------------------------





For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period             -              -
Accumulation Unit Value, End of Period                   -              -
Number of Units Outstanding, End of Period               -              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.123
Accumulation Unit Value, End of Period                  $ 8.123         $ 5.483
Number of Units Outstanding, End of Period              788,781         840,217
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period             -              $10.000
Accumulation Unit Value, End of Period                   -              $ 8.099
Number of Units Outstanding, End of Period               -              172,187
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.279
Accumulation Unit Value, End of Period                  $ 8.279         $ 6.257
Number of Units Outstanding, End of Period              255,570         334,318
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.394
Accumulation Unit Value, End of Period                  $ 7.394         $ 4.816
Number of Units Outstanding, End of Period              213,188         309,959
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.315
Accumulation Unit Value, End of Period                  $ 8.315         $ 7.163
Number of Units Outstanding, End of Period              473,796         920,110
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.994
Accumulation Unit Value, End of Period                  $ 7.994         $ 6.014
Number of Units Outstanding, End of Period              132,881         228,473
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000         $10.235
Accumulation Unit Value, End of Period                  $10.235         $10.099
Number of Units Outstanding, End of Period              146,820       1,033,578
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.973
Accumulation Unit Value, End of Period                  $ 7.973         $ 6.488
Number of Units Outstanding, End of Period              403,783         539,301
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period             -              -
Accumulation Unit Value, End of Period                   -              -
Number of Units Outstanding, End of Period               -              -

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
----------------------------------------------------------------------  ----
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000         $10.556
Accumulation Unit Value, End of Period                  $10.556         $ 9.735
Number of Units Outstanding, End of Period               73,293         285,053
-----------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.009
Accumulation Unit Value, End of Period                  $ 9.009         $ 7.046
Number of Units Outstanding, End of Period              267,159         434,350
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period             -              -
Accumulation Unit Value, End of Period                   -              -
Number of Units Outstanding, End of Period               -              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.111
Accumulation Unit Value, End of Period                  $ 8.111         $ 6.200
Number of Units Outstanding, End of Period              307,692         600,738
-----------------------------------------------------------------------

*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above.
The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE   CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  DEATH  BENEFIT
COMBINATION OPTION

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.664
Accumulation Unit Value, End of Period                  $ 9.664         $ 6.789
Number of Units Outstanding, End of Period              256,441         436,004
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.688
Accumulation Unit Value, End of Period                  $ 9.688         $ 7.009
Number of Units Outstanding, End of Period               54,484          97,903
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.402
Accumulation Unit Value, End of Period                  $ 8.402         $ 6.323
Number of Units Outstanding, End of Period              110,885         137,873
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $10.669
Accumulation Unit Value, End of Period                  $10.669         $ 9.930
Number of Units Outstanding, End of Period              279,490         994,366
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.515
Accumulation Unit Value, End of Period                  $ 9.515         $ 6.829
Number of Units Outstanding, End of Period              692,900       1,351,618
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.178
Accumulation Unit Value, End of Period                  $ 9.178         $ 7.414
Number of Units Outstanding, End of Period              222,221         359,098
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.918
Accumulation Unit Value, End of Period                  $ 9.918         $ 9.131
Number of Units Outstanding, End of Period               34,125         173,267
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000         $ 6.935
Accumulation Unit Value, End of Period                  $ 6.935         $ 4.510
Number of Units Outstanding, End of Period              139,820         213,247
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000         $10.016
Accumulation Unit Value, End of Period                  $10.016         $10.065
Number of Units Outstanding, End of Period              36,714          150,236
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.289
Accumulation Unit Value, End of Period                  $ 9.289         $ 5.211
Number of Units Outstanding, End of Period              26,108          170,133
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000         $10.289
Accumulation Unit Value, End of Period                  $10.289         $10.783
Number of Units Outstanding, End of Period              21,819          335,922
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000         $10.248
Accumulation Unit Value, End of Period                  $10.248         $10.453
Number of Units Outstanding, End of Period              322,690       1,095,666
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.262
Accumulation Unit Value, End of Period                  $ 7.262         $ 5.199
Number of Units Outstanding, End of Period              28,422           41,466
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000         $10.248
Accumulation Unit Value, End of Period                  $10.248         $11.549
Number of Units Outstanding, End of Period               83,975         821,947
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.946
Accumulation Unit Value, End of Period                  $ 8.946         $ 7.702
Number of Units Outstanding, End of Period              283,453         851,343
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.909
Accumulation Unit Value, End of Period                  $ 9.909         $ 8.837
Number of Units Outstanding, End of Period              456,525         932,911


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000         $10.116
Accumulation Unit Value, End of Period                  $10.116         $ 7.369
Number of Units Outstanding, End of Period              357,734         564,418
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.324
Accumulation Unit Value, End of Period                  $ 8.324         $ 6.954
Number of Units Outstanding, End of Period              301,548         431,332
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.041
Accumulation Unit Value, End of Period                  $ 9.041         $ 7.181
Number of Units Outstanding, End of Period              73,831          120,221
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000         $10.217
Accumulation Unit Value, End of Period                  $10.217         $ 9.739
Number of Units Outstanding, End of Period               98,471         484,236
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000         $11.487
Accumulation Unit Value, End of Period                  $11.487         $12.418
Number of Units Outstanding, End of Period               23,718         90,218
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.118
Accumulation Unit Value, End of Period                  $ 8.118         $ 5.473
Number of Units Outstanding, End of Period              663,700         845,177
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period             -              $10.000
Accumulation Unit Value, End of Period                   -              $ 8.094
Number of Units Outstanding, End of Period               -              182,095
-----------------------------------------------------------------------



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----             ----
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.273
Accumulation Unit Value, End of Period                  $ 8.273         $ 6.247
Number of Units Outstanding, End of Period              146,236         267,191
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.389
Accumulation Unit Value, End of Period                  $ 7.389         $ 4.808
Number of Units Outstanding, End of Period              130,991         261,294
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.310
Accumulation Unit Value, End of Period                  $ 8.310         $ 7.151
Number of Units Outstanding, End of Period              345,205         940,100
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.989
Accumulation Unit Value, End of Period                  $ 7.989         $ 6.003
Number of Units Outstanding, End of Period              126,220         223,872
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000         $10.228
Accumulation Unit Value, End of Period                  $10.228         $10.081
Number of Units Outstanding, End of Period              139,161       1,024,922
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.968
Accumulation Unit Value, End of Period                  $ 7.968         $ 6.477
Number of Units Outstanding, End of Period              373,195         577,287
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000         $10.549
Accumulation Unit Value, End of Period                  $10.549         $ 9.718
Number of Units Outstanding, End of Period               59,847         313,375
-----------------------------------------------------------------------



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.003
Accumulation Unit Value, End of Period                  $ 9.003         $ 7.034
Number of Units Outstanding, End of Period              180,652         401,979
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.106
Accumulation Unit Value, End of Period                  $ 8.106         $ 6.189
Number of Units Outstanding, End of Period              292,798         570,627
-----------------------------------------------------------------------




*Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above.
The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.


ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE  CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  INCOME  BENEFIT
COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.661
Accumulation Unit Value, End of Period                  $ 9.661         $ 6.783
Number of Units Outstanding, End of Period               42,754         174,685
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.685
Accumulation Unit Value, End of Period                  $ 9.685         $ 7.002
Number of Units Outstanding, End of Period                5,881          36,636
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period           $10.000          $ 8.399
Accumulation Unit Value, End of Period                 $ 8.399          $ 6.317
Number of Units Outstanding, End of Period              29,414           52,850
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $10.665
Accumulation Unit Value, End of Period                  $10.665         $ 9.921
Number of Units Outstanding, End of Period               21,693         235,720
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.512
Accumulation Unit Value, End of Period                  $ 9.512         $ 6.823
Number of Units Outstanding, End of Period               85,912         365,394
-----------------------------------------------------------------------

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000             2001
                                                        ----             ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.175
Accumulation Unit Value, End of Period                  $ 9.175         $ 7.407
Number of Units Outstanding, End of Period              33,630          125,570
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.914
Accumulation Unit Value, End of Period                  $ 9.914         $ 9.123
Number of Units Outstanding, End of Period                  725          71,662
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000         $ 6.933
Accumulation Unit Value, End of Period                  $ 6.933         $ 4.506
Number of Units Outstanding, End of Period                6,400          60,626
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000         $10.013
Accumulation Unit Value, End of Period                  $10.013         $10.055
Number of Units Outstanding, End of Period              0                37,712
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.288
Accumulation Unit Value, End of Period                  $ 9.288         $ 5.208
Number of Units Outstanding, End of Period                1,995          67,595
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000         $10.285
Accumulation Unit Value, End of Period                  $10.285         $10.773
Number of Units Outstanding, End of Period                8,832         139,644
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000         $10.244
Accumulation Unit Value, End of Period                  $10.244         $10.443
Number of Units Outstanding, End of Period               42,625         473,269
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.260
Accumulation Unit Value, End of Period                  $ 7.260         $ 5.194
Number of Units Outstanding, End of Period                2,401           9,287
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000         $10.730
Accumulation Unit Value, End of Period                  $10.730         $11.538
Number of Units Outstanding, End of Period               11,910         208,135
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.943
Accumulation Unit Value, End of Period                  $ 8.943         $ 7.694
Number of Units Outstanding, End of Period               18,563         314,650
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.905
Accumulation Unit Value, End of Period                  $ 9.905         $ 8.729
Number of Units Outstanding, End of Period               18,516         202,350

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000         $10.113
Accumulation Unit Value, End of Period                  $10.113         $ 7.362
Number of Units Outstanding, End of Period               14,072         113,013
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 6.375
Accumulation Unit Value, End of Period                  $ 6.375         $ 5.863
Number of Units Outstanding, End of Period               28,025          39,539
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.321
Accumulation Unit Value, End of Period                  $ 8.321         $ 6.947
Number of Units Outstanding, End of Period               28,025          66,571
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.038
Accumulation Unit Value, End of Period                  $ 9.038         $ 7.175
Number of Units Outstanding, End of Period                6,737          44,320
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000         $10.214
Accumulation Unit Value, End of Period                  $10.214         $ 9.729
Number of Units Outstanding, End of Period               13,153         289,059
----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000         $11.483
Accumulation Unit Value, End of Period                  $11.483         $12.406
Number of Units Outstanding, End of Period                4,475          42,773
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.115
Accumulation Unit Value, End of Period                  $ 8.115         $ 5.468
Number of Units Outstanding, End of Period              196,257         281,050
-----------------------------------------------------------------------


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period             -              $10.000
Accumulation Unit Value, End of Period                   -              $ 8.090
Number of Units Outstanding, End of Period               -              219,730
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.271
Accumulation Unit Value, End of Period                  $ 8.271         $ 6.241
Number of Units Outstanding, End of Period                6,211          96,658
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.387
Accumulation Unit Value, End of Period                  $ 7.387         $ 4.803
Number of Units Outstanding, End of Period                9,309          42,720
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.307
Accumulation Unit Value, End of Period                  $ 8.307         $ 7.144
Number of Units Outstanding, End of Period               81,095         260,592
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.987
Accumulation Unit Value, End of Period                  $ 7.987         $ 5.997
Number of Units Outstanding, End of Period                8,756         104,686
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000         $10.225
Accumulation Unit Value, End of Period                  $10.225         $10.072
Number of Units Outstanding, End of Period                7,310         426,575
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period             $10.000        $ 7.965
Accumulation Unit Value, End of Period                   $ 7.965        $ 6.471
Number of Units Outstanding, End of Period                30,555        141,332
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period             -              -
Accumulation Unit Value, End of Period                   -              -
Number of Units Outstanding, End of Period               -              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000         $10.546
Accumulation Unit Value, End of Period                  $10.546         $ 9.709
Number of Units Outstanding, End of Period               10,484          59,852
-----------------------------------------------------------------------

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.000
Accumulation Unit Value, End of Period                  $ 9.000         $ 7.028
Number of Units Outstanding, End of Period               23,069         229,523
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.103
Accumulation Unit Value, End of Period                  $ 8.103         $ 6.183
Number of Units Outstanding, End of Period               94,544         203,000
-----------------------------------------------------------------------




*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.650
Accumulation Unit Value, End of Period                  $ 9.650         $ 6.762
Number of Units Outstanding, End of Period              469,487       1,061,789
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.674
Accumulation Unit Value, End of Period                  $ 9.674         $ 6.980
Number of Units Outstanding, End of Period              108,466         353,093
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.390
Accumulation Unit Value, End of Period                  $ 8.390         $ 6.297
Number of Units Outstanding, End of Period              138,177         309,367
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $10.653
Accumulation Unit Value, End of Period                  $10.653         $ 9.890
Number of Units Outstanding, End of Period              271,910       1,578,584
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.501
Accumulation Unit Value, End of Period                  $ 9.501         $ 6.801
Number of Units Outstanding, End of Period              774,487       2,807,145
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.164
Accumulation Unit Value, End of Period                  $ 9.164         $ 7.383
Number of Units Outstanding, End of Period              366,996       1,088,233
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.903
Accumulation Unit Value, End of Period                  $ 9.903         $ 9.904
Number of Units Outstanding, End of Period               76,411         443,781
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000         $ 6.925
Accumulation Unit Value, End of Period                  $ 6.925         $ 4.492
Number of Units Outstanding, End of Period               54,190         383,103
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000         $10.001
Accumulation Unit Value, End of Period                  $10.001         $10.024
Number of Units Outstanding, End of Period               10,568         179,563
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.285
Accumulation Unit Value, End of Period                  $ 9.285         $ 5.196
Number of Units Outstanding, End of Period               90,368          677,793
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000         $10.274
Accumulation Unit Value, End of Period                  $10.274         $10.739
Number of Units Outstanding, End of Period               44,141         752,768
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000         $10.233
Accumulation Unit Value, End of Period                  $10.233         $10.410
Number of Units Outstanding, End of Period              331,136       2,182,137
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.251
Accumulation Unit Value, End of Period                  $ 7.251         $ 5.177
Number of Units Outstanding, End of Period               44,446         131,984
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000         $10.718
Accumulation Unit Value, End of Period                  $10.718         $11.502
Number of Units Outstanding, End of Period               71,637       1,097,215
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.933
Accumulation Unit Value, End of Period                  $ 8.933         $ 7.670
Number of Units Outstanding, End of Period              349,739       2,012,604
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.894
Accumulation Unit Value, End of Period                  $ 9.894         $ 8.702
Number of Units Outstanding, End of Period              927,640       1,542,063


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000         $10.101
Accumulation Unit Value, End of Period                  $10.101         $ 7.339
Number of Units Outstanding, End of Period              262,820         833,046
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 6.368
Accumulation Unit Value, End of Period                  $ 6.368         $ 5.845
Number of Units Outstanding, End of Period               83,363         309,853
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.312
Accumulation Unit Value, End of Period                  $ 8.312         $ 6.926
Number of Units Outstanding, End of Period              289,749         583,460
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000         $ 9.028
Accumulation Unit Value, End of Period                  $ 9.028         $ 7.152
Number of Units Outstanding, End of Period               64,366         243,882
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000         $10.202
Accumulation Unit Value, End of Period                  $10.202         $ 9.699
Number of Units Outstanding, End of Period              169,809       1,402,322
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000         $11.470
Accumulation Unit Value, End of Period                  $11.470         $12.367
Number of Units Outstanding, End of Period               24,307         284,418
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIF COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.106
Accumulation Unit Value, End of Period                  $ 8.106         $ 5.451
Number of Units Outstanding, End of Period            1,125,425       2,276,631
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            -               $10.000
Accumulation Unit Value, End of Period                  -               $ 8.080
Number of Units Outstanding, End of Period              -             1,087,677
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.261
Accumulation Unit Value, End of Period                  $ 8.261         $ 6.221
Number of Units Outstanding, End of Period              149,322         879,656
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.379
Accumulation Unit Value, End of Period                  $ 7.379         $ 4.788
Number of Units Outstanding, End of Period              142,591         480,552
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.298
Accumulation Unit Value, End of Period                  $ 8.298         $ 7.121
Number of Units Outstanding, End of Period              327,180       1,611,140
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.978
Accumulation Unit Value, End of Period                  $ 7.978         $ 5.979
Number of Units Outstanding, End of Period               95,260         528,503
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000         $10.213
Accumulation Unit Value, End of Period                  $10.213         $10.040
Number of Units Outstanding, End of Period              284,825       2,415,219
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 7.956
Accumulation Unit Value, End of Period                  $ 7.956         $ 6.450
Number of Units Outstanding, End of Period              438,221       1,128,214
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -                -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000         $10.534
Accumulation Unit Value, End of Period                  $10.534         $ 9.679
Number of Units Outstanding, End of Period               87,345         539,368
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2000            2001
                                                        ----            ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.990
Accumulation Unit Value, End of Period                  $ 8.990         $ 7.005
Number of Units Outstanding, End of Period              291,584       1,315,715
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -               -
Accumulation Unit Value, End of Period                  -               -
Number of Units Outstanding, End of Period              -               -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000         $ 8.094
Accumulation Unit Value, End of Period                  $ 8.094         $ 6.164
Number of Units Outstanding, End of Period              409,032       1,324,888
-----------------------------------------------------------------------




*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The inception dates for the Variable Sub-Accounts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE BASE CONTRACT WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.364
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.624
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.697
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.307
Number of Units Outstanding, End of Period               18,107
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.215
Number of Units Outstanding, End of Period                3,911
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.973
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.132
Number of Units Outstanding, End of Period              0
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.193
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.623
Number of Units Outstanding, End of Period                8,565
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.001
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.275
Number of Units Outstanding, End of Period                  173
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.049
Number of Units Outstanding, End of Period               19,173
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.117
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.417
Number of Units Outstanding, End of Period               10,593
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.444
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.784
Number of Units Outstanding, End of Period              0

For the Period Beginning January 1* and Ending December 31,

VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.305
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.258
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.674
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.789
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.852
Number of Units Outstanding, End of Period                1,569
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.584
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.250
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.246
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.392
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.455
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.364
Number of Units Outstanding, End of Period                  372
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.350
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.516
Number of Units Outstanding, End of Period                1,576
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.474
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.450
Number of Units Outstanding, End of Period               15,899
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.174
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.632
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth
(Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA
Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit
Value for each of the Variable  Sub-Accounts  was initially  set at $10.00.  The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED - WITH THE PERFORMANCE DEATH
BENEFIT OPTION WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.175
Number of Units Outstanding, End of Period                3,973
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.815
Number of Units Outstanding, End of Period                  745
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.694
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.301
Number of Units Outstanding, End of Period               16,151
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.208
Number of Units Outstanding, End of Period               22,051
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.545
Number of Units Outstanding, End of Period               10,888
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.675
Number of Units Outstanding, End of Period                4,517
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.710
Number of Units Outstanding, End of Period               12,775
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.783
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.998
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.042
Number of Units Outstanding, End of Period                3,050
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.115
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.409
Number of Units Outstanding, End of Period                2,021
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.110
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.438
Number of Units Outstanding, End of Period                9,096
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.522
Number of Units Outstanding, End of Period               16,619

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.299
Number of Units Outstanding, End of Period                1,366
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.256
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.623
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.787
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.846
Number of Units Outstanding, End of Period                5,928
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.581
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.770
Number of Units Outstanding, End of Period                3,377
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.757
Number of Units Outstanding, End of Period                3,870
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.224
Number of Units Outstanding, End of Period                2,269
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.452
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.357
Number of Units Outstanding, End of Period                8,347
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.119
Number of Units Outstanding, End of Period                  535
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.509
Number of Units Outstanding, End of Period               15,351
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.307
Number of Units Outstanding, End of Period                8,555
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period             -
Accumulation Unit Value, End of Period                   -
Number of Units Outstanding, End of Period               -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.443
Number of Units Outstanding, End of Period                   835
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.168
Number of Units Outstanding, End of Period                6,531
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.105
Number of Units Outstanding, End of Period               11,986
-----------------------------------------------------------------------


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth
(Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA
Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit
Value for each of the Variable  Sub-Accounts  was initially  set at $10.00.  The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73%.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED - WITH THE DEATH BENEFIT COMBINATION OPTION WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.169
Number of Units Outstanding, End of Period                1,807
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.810
Number of Units Outstanding, End of Period                1,850
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.961
Number of Units Outstanding, End of Period                  248
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.295
Number of Units Outstanding, End of Period               51,343
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.203
Number of Units Outstanding, End of Period               13,092
-----------------------------------------------------------------------


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.539
Number of Units Outstanding, End of Period                2,806
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.669
Number of Units Outstanding, End of Period                7,554
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.705
Number of Units Outstanding, End of Period               16,540
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.611
Number of Units Outstanding, End of Period                5,853
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.918
Number of Units Outstanding, End of Period               12,144
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.036
Number of Units Outstanding, End of Period               31,775
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.152
Number of Units Outstanding, End of Period                  224
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.403
Number of Units Outstanding, End of Period               55,102
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.262
Number of Units Outstanding, End of Period                3,574
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.432
Number of Units Outstanding, End of Period               38,678
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.517
Number of Units Outstanding, End of Period               26,727


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.294
Number of Units Outstanding, End of Period                7,285
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.749
Number of Units Outstanding, End of Period                  261
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.617
Number of Units Outstanding, End of Period               14,722
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.082
Number of Units Outstanding, End of Period               14,303
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.840
Number of Units Outstanding, End of Period               14,911
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.239
Number of Units Outstanding, End of Period                8,679
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.765
Number of Units Outstanding, End of Period                  853
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.752
Number of Units Outstanding, End of Period               14,002
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.219
Number of Units Outstanding, End of Period                5,605
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.816
Number of Units Outstanding, End of Period                1,504
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.352
Number of Units Outstanding, End of Period                5,156
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.114
Number of Units Outstanding, End of Period                  885
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.504
Number of Units Outstanding, End of Period               35,106
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.301
Number of Units Outstanding, End of Period                8,463
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.437
Number of Units Outstanding, End of Period               15,121
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.162
Number of Units Outstanding, End of Period                7,318
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.100
Number of Units Outstanding, End of Period                6,656
-----------------------------------------------------------------------


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED - WITH THE INCOME BENEFIT COMBINATION OPTION 2 WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.116
Number of Units Outstanding, End of Period                  748
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.619
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.691
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.292
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.176
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.536
Number of Units Outstanding, End of Period                  441
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.127
Number of Units Outstanding, End of Period              0
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.188
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.780
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.996
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.033
Number of Units Outstanding, End of Period                7,315
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $9.112
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.400
Number of Units Outstanding, End of Period                2,112
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.107
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.778
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.778
Number of Units Outstanding, End of Period              0

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.292
Number of Units Outstanding, End of Period                  328
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.253
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.669
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.784
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.837
Number of Units Outstanding, End of Period                  577
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.578
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.244
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.241
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.387
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.449
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.620
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.344
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.829
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.469
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.886
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.702
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.097
Number of Units Outstanding, End of Period                  602
-----------------------------------------------------------------------

*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth
(Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA
Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit
Value for each of the Variable  Sub-Accounts  was initially  set at $10.00.  The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90%.





ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE BASE CONTRACT WITH THE
ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.191
Number of Units Outstanding, End of Period                2,706
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.628
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.982
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.317
Number of Units Outstanding, End of Period                1,011
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.225
Number of Units Outstanding, End of Period                4,427
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.976
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.136
Number of Units Outstanding, End of Period              0
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.196
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.789
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.004
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.116
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.060
Number of Units Outstanding, End of Period               45,369
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.120
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.428
Number of Units Outstanding, End of Period                1,996
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.455
Number of Units Outstanding, End of Period                1,990
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.787
Number of Units Outstanding, End of Period              0

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.314
Number of Units Outstanding, End of Period                1,019
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.772
Number of Units Outstanding, End of Period                  793
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.678
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.793
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.863
Number of Units Outstanding, End of Period                  276
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.263
Number of Units Outstanding, End of Period                1,620
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.253
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.773
Number of Units Outstanding, End of Period                2,245
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.240
Number of Units Outstanding, End of Period                  293
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.458
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.374
Number of Units Outstanding, End of Period                2,146
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.353
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.526
Number of Units Outstanding, End of Period                2,580
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.323
Number of Units Outstanding, End of Period                7,034
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.895
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.184
Number of Units Outstanding, End of Period                5,772
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.121
Number of Units Outstanding, End of Period                  285
-----------------------------------------------------------------------

*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.185
Number of Units Outstanding, End of Period                  856
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.824
Number of Units Outstanding, End of Period                  263
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.698
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.311
Number of Units Outstanding, End of Period                7,536
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.218
Number of Units Outstanding, End of Period                7,275
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.556
Number of Units Outstanding, End of Period                1,140
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.685
Number of Units Outstanding, End of Period                1,632
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.718
Number of Units Outstanding, End of Period                  439
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.627
Number of Units Outstanding, End of Period                  829
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.933
Number of Units Outstanding, End of Period                  443
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.279
Number of Units Outstanding, End of Period                  121
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.053
Number of Units Outstanding, End of Period               20,406
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.118
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.421
Number of Units Outstanding, End of Period                  943
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.448
Number of Units Outstanding, End of Period               12,846
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.532
Number of Units Outstanding, End of Period                7,962


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.308
Number of Units Outstanding, End of Period                2,204
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.766
Number of Units Outstanding, End of Period                1,106
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.633
Number of Units Outstanding, End of Period                1,842
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.791
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.856
Number of Units Outstanding, End of Period                5,648
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.256
Number of Units Outstanding, End of Period                  726
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.780
Number of Units Outstanding, End of Period                1,647
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.767
Number of Units Outstanding, End of Period                3,477
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.234
Number of Units Outstanding, End of Period                  423
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.831
Number of Units Outstanding, End of Period                  429
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.367
Number of Units Outstanding, End of Period                4,442
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.129
Number of Units Outstanding, End of Period                1,019
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 0.520
Number of Units Outstanding, End of Period                4,775
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.317
Number of Units Outstanding, End of Period                3,831
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.453
Number of Units Outstanding, End of Period                4,403
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.178
Number of Units Outstanding, End of Period                2,107
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.115
Number of Units Outstanding, End of Period                2,670
-----------------------------------------------------------------------



*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53%.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT COMBINATION OPTION

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.179
Number of Units Outstanding, End of Period                  992
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.819
Number of Units Outstanding, End of Period                  654
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.970
Number of Units Outstanding, End of Period                1,956
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.305
Number of Units Outstanding, End of Period               14,817
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.213
Number of Units Outstanding, End of Period                8,540
-----------------------------------------------------------------------

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.549
Number of Units Outstanding, End of Period                2,347
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.680
Number of Units Outstanding, End of Period                3,229
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.713
Number of Units Outstanding, End of Period                  820
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.621
Number of Units Outstanding, End of Period                6,066
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.928
Number of Units Outstanding, End of Period                1,198
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.273
Number of Units Outstanding, End of Period               11,499
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.047
Number of Units Outstanding, End of Period                8,001
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.160
Number of Units Outstanding, End of Period                3,000
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.415
Number of Units Outstanding, End of Period                9,489
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.442
Number of Units Outstanding, End of Period               13,404
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.527
Number of Units Outstanding, End of Period                8,726


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.303
Number of Units Outstanding, End of Period                5,707
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.257
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.628
Number of Units Outstanding, End of Period                4,732
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.092
Number of Units Outstanding, End of Period                1,647
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.850
Number of Units Outstanding, End of Period               18,147
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.250
Number of Units Outstanding, End of Period                2,377
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.774
Number of Units Outstanding, End of Period                1,555
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.761
Number of Units Outstanding, End of Period               12,321
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.229
Number of Units Outstanding, End of Period                6,576
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.826
Number of Units Outstanding, End of Period                3,518
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.362
Number of Units Outstanding, End of Period                5,896
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.124
Number of Units Outstanding, End of Period                  100
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.514
Number of Units Outstanding, End of Period               14,176
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.311
Number of Units Outstanding, End of Period                7,953
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.447
Number of Units Outstanding, End of Period                   30
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.172
Number of Units Outstanding, End of Period                1,426
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.110
Number of Units Outstanding, End of Period                6,514
-----------------------------------------------------------------------







*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.176
Number of Units Outstanding, End of Period                1,791
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.622
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.968
Number of Units Outstanding, End of Period                  268
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.302
Number of Units Outstanding, End of Period                7,116
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.210
Number of Units Outstanding, End of Period                4,944
-----------------------------------------------------------------------



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.546
Number of Units Outstanding, End of Period                1,959
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.677
Number of Units Outstanding, End of Period                  885
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.711
Number of Units Outstanding, End of Period                2,141
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.618
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.925
Number of Units Outstanding, End of Period                  581
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.269
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.027
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.115
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.411
Number of Units Outstanding, End of Period                  231
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.439
Number of Units Outstanding, End of Period                2,487
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.524
Number of Units Outstanding, End of Period                1,931


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.388
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.757
Number of Units Outstanding, End of Period                  275
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.672
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.089
Number of Units Outstanding, End of Period                  849
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.847
Number of Units Outstanding, End of Period                6,589
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.247
Number of Units Outstanding, End of Period                2,225
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.248
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001

VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.759
Number of Units Outstanding, End of Period                6,150
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.226
Number of Units Outstanding, End of Period                2,227
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.823
Number of Units Outstanding, End of Period                1,892
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.359
Number of Units Outstanding, End of Period                3,186
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.348
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000
Accumulation Unit Value, End of Period                 $ 9.511
Number of Units Outstanding, End of Period               5,378
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period           $10.000
Accumulation Unit Value, End of Period                 $ 9.308
Number of Units Outstanding, End of Period                 918
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period           -
Accumulation Unit Value, End of Period                 -
Number of Units Outstanding, End of Period             -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period           $10.000
Accumulation Unit Value, End of Period                 $ 9.444
Number of Units Outstanding, End of Period                 151
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.169
Number of Units Outstanding, End of Period                2,608
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.107
Number of Units Outstanding, End of Period                1,593
-----------------------------------------------------------------------








*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70%.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.166
Number of Units Outstanding, End of Period               37,994
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.807
Number of Units Outstanding, End of Period               14,175
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.958
Number of Units Outstanding, End of Period               11,212
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.292
Number of Units Outstanding, End of Period              102,358
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.200
Number of Units Outstanding, End of Period              122,908
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.536
Number of Units Outstanding, End of Period               54,700
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.666
Number of Units Outstanding, End of Period               42,603
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.702
Number of Units Outstanding, End of Period               27,974
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.608
Number of Units Outstanding, End of Period               14,674
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.915
Number of Units Outstanding, End of Period               18,053
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.258
Number of Units Outstanding, End of Period               45,215
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.033
Number of Units Outstanding, End of Period               93,551
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.149
Number of Units Outstanding, End of Period               23,444
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.400
Number of Units Outstanding, End of Period              143,420
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.429
Number of Units Outstanding, End of Period               88,645
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.513
Number of Units Outstanding, End of Period               73,693


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.292
Number of Units Outstanding, End of Period               42,821
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.746
Number of Units Outstanding, End of Period               10,220
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.614
Number of Units Outstanding, End of Period               14,404
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.079
Number of Units Outstanding, End of Period               10,515
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.837
Number of Units Outstanding, End of Period              106,457
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.236
Number of Units Outstanding, End of Period               24,019
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.762
Number of Units Outstanding, End of Period                3,800
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.749
Number of Units Outstanding, End of Period               94,621
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.216
Number of Units Outstanding, End of Period               67,153
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.814
Number of Units Outstanding, End of Period               31,363
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.349
Number of Units Outstanding, End of Period               85,279
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.111
Number of Units Outstanding, End of Period               12,882
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.501
Number of Units Outstanding, End of Period              141,748
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.298
Number of Units Outstanding, End of Period               50,766
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.434
Number of Units Outstanding, End of Period               35,301
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.159
Number of Units Outstanding, End of Period               63,280
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.097
Number of Units Outstanding, End of Period               71,449
-----------------------------------------------------------------------








*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth
(Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA
Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit
Value for each of the Variable  Sub-Accounts  was initially  set at $10.00.  The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90%.


ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE  CONTRACTS WERE FIRST OFFERED WITH THE BASE CONTRACT WITH THE
ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.186
Number of Units Outstanding, End of Period                  149
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.626
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.698
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.312
Number of Units Outstanding, End of Period               10,910
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.182
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.974
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.134
Number of Units Outstanding, End of Period              0
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.195
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.628
Number of Units Outstanding, End of Period                1,438
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.002
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.280
Number of Units Outstanding, End of Period                1,488
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.031
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.119
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.422
Number of Units Outstanding, End of Period                1,612
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.449
Number of Units Outstanding, End of Period                 8,443
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.534
Number of Units Outstanding, End of Period                   146

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.309
Number of Units Outstanding, End of Period                  912
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.259
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.676
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.791
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.858
Number of Units Outstanding, End of Period                2,378
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.586
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.251
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.768
Number of Units Outstanding, End of Period                   46
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.235
Number of Units Outstanding, End of Period                1,127
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.456
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.369
Number of Units Outstanding, End of Period                3,520
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.351
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.521
Number of Units Outstanding, End of Period                1,942
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.318
Number of Units Outstanding, End of Period                3,489
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.455
Number of Units Outstanding, End of Period                  783
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.709
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.116
Number of Units Outstanding, End of Period                  545
-----------------------------------------------------------------------







*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth
(Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA
Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit
Value for each of the Variable  Sub-Accounts  was initially  set at $10.00.  The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50%.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.180
Number of Units Outstanding, End of Period                  533
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.624
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.696
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.306
Number of Units Outstanding, End of Period               14,854
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.213
Number of Units Outstanding, End of Period                9,231
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.550
Number of Units Outstanding, End of Period                6,146
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.680
Number of Units Outstanding, End of Period                2,610
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.714
Number of Units Outstanding, End of Period                1,265
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.621
Number of Units Outstanding, End of Period                2,103
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.928
Number of Units Outstanding, End of Period                  231
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.273
Number of Units Outstanding, End of Period               10,406
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.048
Number of Units Outstanding, End of Period               11,116
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.116
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.415
Number of Units Outstanding, End of Period                7,023
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.443
Number of Units Outstanding, End of Period                6,089
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.527
Number of Units Outstanding, End of Period                4,929

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.304
Number of Units Outstanding, End of Period                5,804
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.760
Number of Units Outstanding, End of Period                  803
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.628
Number of Units Outstanding, End of Period                  351
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.092
Number of Units Outstanding, End of Period                  322
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.851
Number of Units Outstanding, End of Period               22,642
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.250
Number of Units Outstanding, End of Period                1,180
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.249
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.762
Number of Units Outstanding, End of Period               10,081
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.229
Number of Units Outstanding, End of Period                7,038
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.826
Number of Units Outstanding, End of Period                4,355
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.362
Number of Units Outstanding, End of Period                12,654
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.124
Number of Units Outstanding, End of Period                 1,651
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.514
Number of Units Outstanding, End of Period                10,661
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.312
Number of Units Outstanding, End of Period                 8,414
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period             -
Accumulation Unit Value, End of Period                   -
Number of Units Outstanding, End of Period               -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.448
Number of Units Outstanding, End of Period                   909
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.173
Number of Units Outstanding, End of Period                7,069
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.110
Number of Units Outstanding, End of Period                7,712
-----------------------------------------------------------------------


*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT COMBINATION OPTION

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.174
Number of Units Outstanding, End of Period                5,184
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.622
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.966
Number of Units Outstanding, End of Period                1,368
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.300
Number of Units Outstanding, End of Period               16,542
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.208
Number of Units Outstanding, End of Period                8,290
-----------------------------------------------------------------------


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.544
Number of Units Outstanding, End of Period                2,088
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.675
Number of Units Outstanding, End of Period                1,394
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.709
Number of Units Outstanding, End of Period                1,226
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.616
Number of Units Outstanding, End of Period                6,298
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.923
Number of Units Outstanding, End of Period                1,308
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.267
Number of Units Outstanding, End of Period               14,958
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.042
Number of Units Outstanding, End of Period               62,503
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.115
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10,409
Number of Units Outstanding, End of Period               17,399
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.437
Number of Units Outstanding, End of Period                5,933
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.522
Number of Units Outstanding, End of Period                7,403


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.299
Number of Units Outstanding, End of Period                2,364
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.255
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.623
Number of Units Outstanding, End of Period                  605
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.087
Number of Units Outstanding, End of Period                2,449
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.845
Number of Units Outstanding, End of Period               13,669
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.244
Number of Units Outstanding, End of Period                5,124
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.770
Number of Units Outstanding, End of Period                1,154
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.757
Number of Units Outstanding, End of Period                4,181
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.224
Number of Units Outstanding, End of Period                4,010
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.821
Number of Units Outstanding, End of Period                2,236
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.357
Number of Units Outstanding, End of Period                8,413
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.119
Number of Units Outstanding, End of Period                  830
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.509
Number of Units Outstanding, End of Period               40,349
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.306
Number of Units Outstanding, End of Period                3,186
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.442
Number of Units Outstanding, End of Period                3,685
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.167
Number of Units Outstanding, End of Period                4,725
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.105
Number of Units Outstanding, End of Period               15,362
-----------------------------------------------------------------------



*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.360
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.621
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $9.693
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.297
Number of Units Outstanding, End of Period                  584
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.205
Number of Units Outstanding, End of Period                  591
-----------------------------------------------------------------------


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.969
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.129
Number of Units Outstanding, End of Period              0
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.190
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.782
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.997
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.264
Number of Units Outstanding, End of Period                1,946
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.038
Number of Units Outstanding, End of Period                  598
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.114
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.406
Number of Units Outstanding, End of Period                4,834
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.434
Number of Units Outstanding, End of Period                  382
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.519
Number of Units Outstanding, End of Period                1,516


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.386
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.254
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.671
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.084
Number of Units Outstanding, End of Period                  200
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.969
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.580
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.246
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.754
Number of Units Outstanding, End of Period                1,424
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.388
Number of Units Outstanding, End of Period               0
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.451
Number of Units Outstanding, End of Period               0
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.354
Number of Units Outstanding, End of Period                 1,137
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.346
Number of Units Outstanding, End of Period               0
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.506
Number of Units Outstanding, End of Period                 2,764
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.471
Number of Units Outstanding, End of Period               0
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period             -
Accumulation Unit Value, End of Period                   -
Number of Units Outstanding, End of Period               -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period             $10.000
Accumulation Unit Value, End of Period                   $ 9.439
Number of Units Outstanding, End of Period                 3,504
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.704
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.628
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.162
Number of Units Outstanding, End of Period               32,523
-----------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.802
Number of Units Outstanding, End of Period               10,675
-----------------------------------------------------------------------
COMPETITIVE EDGE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.953
Number of Units Outstanding, End of Period                4,005
-----------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.287
Number of Units Outstanding, End of Period              107,106
-----------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.195
Number of Units Outstanding, End of Period               82,118
-----------------------------------------------------------------------



For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.531
Number of Units Outstanding, End of Period               19,588
-----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.661
Number of Units Outstanding, End of Period               14,265
----------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 7.698
Number of Units Outstanding, End of Period               13,004
-----------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.602
Number of Units Outstanding, End of Period               19,518
-----------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.911
Number of Units Outstanding, End of Period                8,484
-----------------------------------------------------------------------
LIMITED DURATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.253
Number of Units Outstanding, End of Period               62,636
-----------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.028
Number of Units Outstanding, End of Period              140,953
-----------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.145
Number of Units Outstanding, End of Period                3,092
-----------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.394
Number of Units Outstanding, End of Period               74,643
-----------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.424
Number of Units Outstanding, End of Period               88,849
-----------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.508
Number of Units Outstanding, End of Period               55,765


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
UTILITIES
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.287
Number of Units Outstanding, End of Period               45,946
-----------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
MORGAN STANLEY UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.741
Number of Units Outstanding, End of Period                9,160
-----------------------------------------------------------------------
MORGAN STANLEY UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.609
Number of Units Outstanding, End of Period               17,703
-----------------------------------------------------------------------
MORGAN STANLEY UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.074
Number of Units Outstanding, End of Period                7,499
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.831
Number of Units Outstanding, End of Period              128,931
-----------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $10.230
Number of Units Outstanding, End of Period               22,121
-----------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH, CLASS I
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.243
Number of Units Outstanding, End of Period              0
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----
VAN KAMPEN LIT EMERGING GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.744
Number of Units Outstanding, End of Period               97,388
-----------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.211
Number of Units Outstanding, End of Period               61,095
-----------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 8.809
Number of Units Outstanding, End of Period               22,137
-----------------------------------------------------------------------
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.344
Number of Units Outstanding, End of Period              103,232
-----------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.106
Number of Units Outstanding, End of Period               28,772
-----------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.496
Number of Units Outstanding, End of Period              160,636
-----------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.293
Number of Units Outstanding, End of Period               19,553
-----------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
LSA AGGRESSIVE GROWTH
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VARIABLE TRUSTS (CLASS 1B SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.429
Number of Units Outstanding, End of Period               23,372
-----------------------------------------------------------------------




For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                    2001
                                                        ----

PUTNAM VT INTERNATIONAL GROWTH
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.155
Number of Units Outstanding, End of Period               34,549
-----------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period            -
Accumulation Unit Value, End of Period                  -
Number of Units Outstanding, End of Period              -
-----------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period            $10.000
Accumulation Unit Value, End of Period                  $ 9.092
Number of Units Outstanding, End of Period               40,982
-----------------------------------------------------------------------






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Morgan Stanley UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which commenced operations as of the date of this prospectus. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       NORTHBROOK LIFE INSURANCE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,098     $6,802     $6,010
  Realized capital gains and losses.........................       95       (230)       510
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,193      6,572      6,520
Income Tax Expense..........................................    2,159      2,293      2,264
                                                               ------     ------     ------
NET INCOME..................................................    4,034      4,279      4,256
                                                               ------     ------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,181      2,663     (4,802)
                                                               ------     ------     ------
COMPREHENSIVE INCOME (LOSS).................................   $5,215     $6,942     $ (546)
                                                               ======     ======     ======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $88,263 and $91,141).....................................  $   91,969    $   93,030
  Short-term................................................       5,746         3,859
                                                              ----------    ----------
  Total investments.........................................      97,715        96,889
Receivable from affiliates, net.............................         202            --
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................   2,046,987     1,975,150
Other assets................................................       2,561         4,817
Separate Accounts...........................................   6,236,902     7,614,673
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $8,384,367    $9,691,529
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $1,896,647    $1,826,062
Reserve for life-contingent contract benefits...............     150,349       149,111
Current income taxes payable................................       2,057         2,078
Deferred income taxes.......................................       2,994         2,279
Payable to affiliates, net..................................          --         7,123
Separate Accounts...........................................   6,236,902     7,614,673
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   8,288,949     9,601,326
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................       2,500         2,500
Additional capital paid-in..................................      56,600        56,600
Retained income.............................................      33,909        29,875
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       2,409         1,228
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       2,409         1,228
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................      95,418        90,203
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $8,384,367    $9,691,529
                                                              ==========    ==========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   29,875     29,596     25,340
Net income..................................................    4,034      4,279      4,256
Dividends...................................................       --     (4,000)        --
                                                              -------    -------    -------
Balance, end of year........................................   33,909     29,875     29,596
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................    1,228     (1,435)     3,367
Change in unrealized net capital gains and losses...........    1,181      2,663     (4,802)
                                                              -------    -------    -------
Balance, end of year........................................    2,409      1,228     (1,435)
                                                              -------    -------    -------
    TOTAL SHAREHOLDER'S EQUITY..............................  $95,418    $90,203    $87,261
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,034   $  4,279   $  4,256
Adjustments to reconcile net income to net cash (used in)
 provided by operating activities:
    Amortization and other non-cash items...................       684        756        559
    Realized capital gains and losses.......................       (95)       230       (510)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................       (14)         5        (68)
      Income taxes payable..................................        58          7        355
      Payable to affiliates.................................    (7,325)     1,133       (596)
      Other operating assets and liabilities................     1,432        (31)     1,520
                                                              --------   --------   --------
    Net cash (used in) provided by operating activities.....    (1,226)     6,379      5,516
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    13,493      6,780     17,992
  Investment collections....................................     4,317      2,933      6,555
  Investments purchases.....................................   (14,697)   (11,561)   (32,050)
  Change in short-term investments, net.....................    (1,887)      (552)     2,008
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     1,226     (2,400)    (5,495)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid..............................................        --     (4,000)        --
                                                              --------   --------   --------
    Net cash used in financing activities...................        --     (4,000)        --
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................        --        (21)        21
CASH AT BEGINNING OF YEAR...................................        --         21         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $     --   $     21
                                                              ========   ========   ========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a diversified group of products to meet consumer's lifetime needs in the area of protection and retirement solutions exclusively through Morgan Stanley DW, Inc., ("MSDW") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Northbrook Life Insurance Company's products include interest-sensitive life, including single premium life and variable life; fixed annuities including market value adjusted annuities; immediate annuities; and variable annuities.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (See Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Separate Account products include variable annuity and variable life contracts. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The assets and liabilities related to variable annuity and variable life contracts are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                      YEAR ENDED DECEMBER 31,
                                    2001        2000        1999
(IN THOUSANDS)                    --------    --------    --------
Premiums                          $    977    $    289    $  2,966
Contract charges                   108,600     124,250     118,290
Credited interest, policy
 benefits, and certain
 expenses                          217,500     224,265     222,513

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $32.4 million, $22.0 million and $33.9 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with MSDW to develop, market and distribute proprietary insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of MSDW are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series and the Universal Institutional
Funds, Inc., the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use MSDW as an exclusive distribution channel for the Company's products. In addition to the Company's products, MSDW markets other products that compete with those of the Company.
Pursuant to the alliance agreement, MSDW provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans and interest thereon issued to MSDW under terms of a distribution agreement to the Northbrook Corporation. Under a reinsurance agreement with ALIC, the assets of this alliance are held in a trust. The Company shares approximately half the net profits with MSDW on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by MSDW will preserve the alliance.

5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                             GROSS
                                          UNREALIZED
                          AMORTIZED   -------------------     FAIR
  AT DECEMBER 31, 2001      COST       GAINS      LOSSES     VALUE
  --------------------    ---------   --------   --------   --------
(IN THOUSANDS)
U.S. government and
  agencies                 $20,129     $1,120     $  (3)    $21,246
Municipal                    1,030          2        (3)      1,029
Corporate                   53,326      1,926      (249)     55,003
Mortgage-backed
  securities                13,372        948       (53)     14,267
Foreign government             406         18        --         424
                           -------     ------     -----     -------
  Total fixed income
   securities              $88,263     $4,014     $(308)    $91,969
                           =======     ======     =====     =======

  AT DECEMBER 31, 2000
  --------------------
U.S. government and
  agencies                 $10,778     $1,193     $  --     $11,971
Municipal                    1,095          4       (38)      1,061
Corporate                   59,449        656      (720)     59,385
Mortgage-backed
  securities                19,413        958      (186)     20,185
Foreign government             406         22        --         428
                           -------     ------     -----     -------
  Total fixed income
   securities              $91,141     $2,833     $(944)    $93,030
                           =======     ======     =====     =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                           AMORTIZED     FAIR
                                             COST       VALUE
(IN THOUSANDS)                             ---------   --------
Due in one year or less                     $ 5,757    $ 5,888
Due after one year through five years        28,486     29,945
Due after five years through ten years       26,843     27,087
Due after ten years                          13,805     14,782
                                            -------    -------
                                             74,891     77,702
Mortgage-backed securities                   13,372     14,267
                                            -------    -------
  Total                                     $88,263    $91,969
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      YEAR ENDED DECEMBER 31,           2001       2000       1999
      -----------------------         --------   --------   --------
(IN THOUSANDS)
Fixed income securities                $6,036     $6,635     $5,881
Short-term investments                    253        249        261
                                       ------     ------     ------
  Investment income, before expense     6,289      6,884      6,142
  Investment expense                      191         82        132
                                       ------     ------     ------
  Net investment income                $6,098     $6,802     $6,010
                                       ======     ======     ======

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        YEAR ENDED DECEMBER 31,             2001       2000       1999
        -----------------------           --------   --------   --------
(IN THOUSANDS)
Fixed income securities                     $ 95      $(230)     $ 510
                                            ----      -----      -----
  Realized capital gains and losses           95       (230)       510
  Income taxes                               (33)        80       (178)
                                            ----      -----      -----
  Realized capital gains and losses,
   after tax                                $ 62      $(150)     $ 332
                                            ====      =====      =====

Excluding calls and prepayments, gross gains of $203 thousand, $78 thousand and $629 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $108 thousand, $308 thousand and $119 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                     GROSS
                         COST/                    UNREALIZED
                       AMORTIZED     FAIR     -------------------   UNREALIZED
                         COST       VALUE      GAINS      LOSSES    NET GAINS
(IN THOUSANDS)         ---------   --------   --------   --------   ----------
Fixed income
 securities             $88,263    $91,969     $4,014     $(308)     $ 3,706
                        =======    =======     ======     =====
Deferred income taxes                                                 (1,297)
                                                                     -------
Unrealized net
 capital gains and
 losses                                                              $ 2,409
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      YEAR ENDED DECEMBER 31,          2001       2000       1999
      -----------------------        --------   --------   --------
(IN THOUSANDS)
Fixed income securities               $1,817    $ 4,096    $(7,387)
Deferred income taxes                   (636)    (1,433)     2,585
                                      ------    -------    -------
Increase (decrease) in unrealized
 net capital gains and losses         $1,181    $ 2,663    $(4,802)
                                      ======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $6.4 million were on deposit with regulatory authorities as required by law.

6.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Fixed income
 securities            $   91,969   $   91,969   $   93,030   $   93,030
Short-term                  5,746        5,746        3,859        3,859
Separate Accounts       6,236,902    6,236,902    7,614,673    7,614,673

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $1,721,592   $1,708,679   $1,652,039   $1,644,231
Separate Accounts       6,236,902    6,236,902    7,614,673    7,614,673

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried at the fair value of the underlying assets.

7.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2001       2000
(IN THOUSANDS)                             --------   --------
Immediate annuities:
  Structured settlement annuities          $108,911   $108,441
  Other immediate annuities                  41,438     40,670
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $150,349   $149,111
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.0% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                           2001         2000
(IN THOUSANDS)                          ----------   ----------
Interest-sensitive life                 $  175,011   $  171,192
Fixed annuities:
  Immediate annuities                       69,857       66,051
  Deferred annuities                     1,651,779    1,588,819
                                        ----------   ----------
  Total Contractholder funds            $1,896,647   $1,826,062
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.8% to 6.3% for interest-sensitive life contracts; 3.2% to 10.2% for immediate annuities and 4.3% to 6.8% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 49.7% of deferred annuities are subject to a market value adjustment.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time, the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax consequences of such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2001       2000
(IN THOUSANDS)                                 --------   --------
DEFERRED LIABILITIES
Difference in tax bases of investments          $1,697     $1,618
Unrealized net capital gains                     1,297        661
                                                ------     ------
  Total deferred liability                      $2,994     $2,279
                                                ======     ======

The components of income tax expense for the year ended December 31, are as follows:

                                        2001       2000       1999
(IN THOUSANDS)                        --------   --------   --------
Current                                $2,080     $2,193     $2,249
Deferred                                   79        100         15
                                       ------     ------     ------
  Total income tax expense             $2,159     $2,293     $2,264
                                       ======     ======     ======

The Company paid income taxes of $2.1 million, $2.3 million and $1.9 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2001       2000       1999
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.1)      (0.1)      (0.1)
Other                                     --         --       (0.2)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.9%      34.7%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $16 thousand, will result in federal income taxes payable of $6 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                     NET INCOME                   EQUITY
                           ------------------------------   -------------------
                             2001       2000       1999       2001       2000
(IN THOUSANDS)             --------   --------   --------   --------   --------
Balance per GAAP            $4,034     $4,279     $4,256    $ 95,418   $90,203
Unrealized gain/loss on
 fixed income securities        --         --         --      (3,706)   (1,889)
Deferred income taxes           79        440        895       2,027     1,567
Employee benefits              (29)        --          1       1,040     1,022
Reserves and non-admitted
 assets                        (30)       174       (312)    (13,888)   (5,505)
Other                           28         --         --      11,010    (1,063)
                            ------     ------     ------    --------   -------
Balance per statutory
 accounting practices       $4,082     $4,893     $4,840    $ 91,901   $84,335
                            ======     ======     ======    ========   =======

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

at that date if the new accounting principles had been applied retroactively for all periods. The Company reported an increase to surplus of $239 thousand effective January 1, 2001 as a result of recognizing a net deferred tax asset.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $4.1 million. In December of 2000, the Company paid a cash dividend of $4.0 million to ALIC.

RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31 are as follows:

                                           2001                              2000                              1999
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
(IN THOUSANDS)                --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $1,912     $(669)     $1,243      $3,843    $(1,344)    $2,499     $(6,877)    $2,407     $(4,470)
Less: reclassification
  adjustments                      95       (33)         62        (253)        89       (164)        510       (178)        332
                               ------     -----      ------      ------    -------     ------     -------     ------     -------
Unrealized net capital gains
  (losses)                      1,817      (636)      1,181       4,096     (1,433)     2,663      (7,387)     2,585      (4,802)
                               ------     -----      ------      ------    -------     ------     -------     ------     -------
Other comprehensive income
  (loss)                       $1,817     $(636)     $1,181      $4,096    $(1,433)    $2,663     $(7,387)    $2,585     $(4,802)
                               ======     =====      ======      ======    =======     ======     =======     ======     =======

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $450,633   $450,633   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $109,665   $109,665   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $460,143   $460,143   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $124,621   $124,621   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $474,824   $474,824   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $121,351   $121,351   $     --
                                                              ========   ========   ========

                                  ----------------------------------------------
                                   NORTHBROOK VARIABLE
                                   ANNUITY ACCOUNT II

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2001
                                   AND DECEMBER 31, 2000, AND INDEPENDENT
                                   AUDITORS' REPORT

 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Northbrook Variable Annuity Account II (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Northbrook Variable Annuity Account II as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 8, 2002

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                              Morgan Stanley Variable Investment Series Sub-Accounts
                                              ----------------------------------------------------------------------------------

                                                                               Competitive
                                                Aggressive       Capital           Edge,         Dividend
                                                  Equity         Growth        "Best Ideas"       Growth             Equity
                                              --------------  --------------  --------------  ----------------  ----------------
ASSETS
Investments at fair value                      $ 66,416,362    $ 94,927,469    $ 37,827,308    $1,173,810,568    $  942,498,569
                                              --------------  --------------  --------------  ----------------  ----------------

     Total assets                              $ 66,416,362    $ 94,927,469    $ 37,827,308    $1,173,810,568    $  942,498,569
                                              ==============  ==============  ==============  ================  ================


NET ASSETS
Accumulation units                             $ 66,407,715    $ 94,523,729    $ 37,622,321    $1,170,178,297    $  940,603,204
Contracts in payout (annuitization) period            8,647         403,740         204,987         3,632,271         1,895,365
                                              --------------  --------------  --------------  ----------------  ----------------

     Total net assets                          $ 66,416,362    $ 94,927,469    $ 37,827,308    $1,173,810,568    $  942,498,569
                                              ==============  ==============  ==============  ================  ================


FUND SHARE INFORMATION
     Number of shares                             6,511,408       6,949,302       5,275,775        87,077,935        41,593,052
                                              ==============  ==============  ==============  ================  ================

     Cost                                      $ 93,413,862    $125,569,960    $ 53,166,881    $1,937,917,248    $1,377,999,828
                                              ==============  ==============  ==============  ================  ================




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable Investment Series Sub-Accounts
                                             -----------------------------------------------------------------------------

                                                                Global
                                                European        Dividend          High           Income
                                                 Growth          Growth           Yield          Builder      Information
                                             --------------  --------------  --------------  --------------  -------------
ASSETS
Investments at fair value                     $292,289,694    $266,460,136    $ 59,114,871    $ 60,123,631    $ 4,345,693
                                             --------------  --------------  --------------  --------------  -------------

     Total assets                             $292,289,694    $266,460,136    $ 59,114,871    $ 60,123,631    $ 4,345,693
                                             ==============  ==============  ==============  ==============  =============


NET ASSETS
Accumulation units                            $291,764,097    $265,846,633    $ 58,978,778    $ 60,090,262    $ 4,345,693
Contracts in payout (annuitization) period         525,597         613,503         136,093          33,369              -
                                             --------------  --------------  --------------  --------------  -------------

     Total net assets                         $292,289,694    $266,460,136    $ 59,114,871    $ 60,123,631    $ 4,345,693
                                             ==============  ==============  ==============  ==============  =============


FUND SHARE INFORMATION
     Number of shares                           17,491,903      23,231,049      44,447,272       5,666,695        818,398
                                             ==============  ==============  ==============  ==============  =============

     Cost                                     $382,326,467    $293,119,718    $172,702,622    $ 63,978,104    $ 4,915,000
                                             ==============  ==============  ==============  ==============  =============






See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable Investment Series Sub-Accounts
                                             ------------------------------------------------------------------------------

                                                                                 Quality
                                                 Money          Pacific          Income         S&P 500        Short-Term
                                                 Market          Growth           Plus           Index            Bond
                                             --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at fair value                     $419,354,604    $ 29,901,871    $415,028,429    $156,594,437    $ 24,710,264
                                             --------------  --------------  --------------  --------------  --------------

     Total assets                             $419,354,604    $ 29,901,871    $415,028,429    $156,594,437    $ 24,710,264
                                             ==============  ==============  ==============  ==============  ==============


NET ASSETS
Accumulation units                            $418,710,176    $ 29,871,781    $413,096,172    $156,274,444    $ 24,710,264
Contracts in payout (annuitization) period         644,428          30,090       1,932,257         319,993               -
                                             --------------  --------------  --------------  --------------  --------------

     Total net assets                         $419,354,604    $ 29,901,871    $415,028,429    $156,594,437    $ 24,710,264
                                             ==============  ==============  ==============  ==============  ==============


FUND SHARE INFORMATION
     Number of shares                          419,354,604       7,513,033      39,339,188      14,942,217       2,429,721
                                             ==============  ==============  ==============  ==============  ==============

     Cost                                     $419,354,604    $ 36,220,676    $413,721,823    $176,507,214    $ 24,528,056
                                             ==============  ==============  ==============  ==============  ==============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                            Morgan Stanley Variable Investment     Morgan Stanley Variable Investment
                                                    Series Sub-Accounts           Series (Class Y Shares) Sub-Accounts
                                            ----------------------------------  ----------------------------------------

                                                                                                           Competitive
                                                                              Aggressive      Capital          Edge,
                                              Strategist      Utilities         Equity         Growth      "Best Ideas"
                                            --------------  --------------  --------------  -------------  -------------
ASSETS
Investments at fair value                    $473,510,304    $301,799,101    $ 18,529,018    $ 6,472,194    $ 5,854,494
                                            --------------  --------------  --------------  -------------  -------------

     Total assets                            $473,510,304    $301,799,101    $ 18,529,018    $ 6,472,194    $ 5,854,494
                                            ==============  ==============  ==============  =============  =============


NET ASSETS
Accumulation units                           $472,175,771    $300,852,713    $ 18,529,018    $ 6,472,194    $ 5,854,494
Contracts in payout (annuitization) period      1,334,533         946,388               -              -              -
                                            --------------  --------------  --------------  -------------  -------------

     Total net assets                        $473,510,304    $301,799,101    $ 18,529,018    $ 6,472,194    $ 5,854,494
                                            ==============  ==============  ==============  =============  =============


FUND SHARE INFORMATION
     Number of shares                          33,967,741      20,488,737       1,821,929        475,547        819,957
                                            ==============  ==============  ==============  =============  =============

     Cost                                    $506,268,935    $347,781,673    $ 23,582,451    $ 8,115,744    $ 7,963,552
                                            ==============  ==============  ==============  =============  =============





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                     Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                                                        Global
                                                    Dividend                          European         Dividend          High
                                                     Growth           Equity           Growth           Growth           Yield
                                                 --------------   --------------   --------------   --------------   -------------
ASSETS
Investments at fair value                         $ 59,002,305     $ 60,597,798     $ 20,540,944     $ 10,357,131     $ 6,087,535
                                                 --------------   --------------   --------------   --------------   -------------

     Total assets                                 $ 59,002,305     $ 60,597,798     $ 20,540,944     $ 10,357,131     $ 6,087,535
                                                 ==============   ==============   ==============   ==============   =============


NET ASSETS
Accumulation units                                $ 59,002,305     $ 60,556,521     $ 20,540,944     $ 10,357,131     $ 6,087,535
Contracts in payout (annuitization) period                   -           41,277                -                -               -
                                                 --------------   --------------   --------------   --------------   -------------

     Total net assets                             $ 59,002,305     $ 60,597,798     $ 20,540,944     $ 10,357,131     $ 6,087,535
                                                 ==============   ==============   ==============   ==============   =============


FUND SHARE INFORMATION
     Number of shares                                4,380,275        2,676,581        1,233,690          906,136       4,577,094
                                                 ==============   ==============   ==============   ==============   =============

     Cost                                         $ 61,107,574     $ 83,355,006     $ 25,795,661     $ 10,676,941     $ 9,089,494
                                                 ==============   ==============   ==============   ==============   =============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                       Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                     ---------------------------------------------------------------------------

                                                                                                                      Quality
                                                        Income                         Money          Pacific         Income
                                                        Builder      Information       Market         Growth           Plus
                                                     -------------  -------------  --------------  -------------  --------------
ASSETS
Investments at fair value                             $ 7,099,872    $ 7,355,923    $ 97,216,934    $ 1,628,898    $ 52,926,850
                                                     -------------  -------------  --------------  -------------  --------------

     Total assets                                     $ 7,099,872    $ 7,355,923    $ 97,216,934    $ 1,628,898    $ 52,926,850
                                                     =============  =============  ==============  =============  ==============


NET ASSETS
Accumulation units                                    $ 7,099,872    $ 7,355,923    $ 97,216,934    $ 1,628,898    $ 52,926,850
Contracts in payout (annuitization) period                      -              -               -              -               -
                                                     -------------  -------------  --------------  -------------  --------------

     Total net assets                                 $ 7,099,872    $ 7,355,923    $ 97,216,934    $ 1,628,898    $ 52,926,850
                                                     =============  =============  ==============  =============  ==============


FUND SHARE INFORMATION
     Number of shares                                     669,799      1,387,910      97,216,934        408,245       5,021,523
                                                     =============  =============  ==============  =============  ==============

     Cost                                             $ 7,295,999    $ 9,086,513    $ 97,216,934    $ 1,980,711    $ 52,376,141
                                                     =============  =============  ==============  =============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                                                                  AIM Variable
                                                           Morgan Stanley Variable Investment Series             Insurance Funds
                                                                 (Class Y Shares) Sub-Accounts                    Sub-Accounts
                                                --------------------------------------------------------------  ----------------

                                                    S&P 500       Short-Term                                    AIM V.I. Capital
                                                     Index           Bond         Strategist      Utilities       Appreciation
                                                --------------  --------------  --------------  --------------  ----------------
ASSETS
Investments at fair value                        $ 45,552,248    $ 22,343,604    $ 46,792,539    $ 24,013,118      $ 21,661,544
                                                --------------  --------------  --------------  --------------  ----------------

     Total assets                                $ 45,552,248    $ 22,343,604    $ 46,792,539    $ 24,013,118      $ 21,661,544
                                                ==============  ==============  ==============  ==============  ================


NET ASSETS
Accumulation units                               $ 45,552,248    $ 22,343,604    $ 46,784,943    $ 24,013,118      $ 21,661,544
Contracts in payout (annuitization) period                  -               -           7,596               -                 -
                                                --------------  --------------  --------------  --------------  ----------------

     Total net assets                            $ 45,552,248    $ 22,343,604    $ 46,792,539    $ 24,013,118      $ 21,661,544
                                                ==============  ==============  ==============  ==============  ================


FUND SHARE INFORMATION
     Number of shares                               4,363,242       2,199,174       3,359,120       1,631,326           997,309
                                                ==============  ==============  ==============  ==============  ================

     Cost                                        $ 49,309,727    $ 22,204,617    $ 52,177,809    $ 31,804,891      $ 27,307,304
                                                ==============  ==============  ==============  ==============  ================





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                      AIM Variable Insurance                 Alliance Variable Product
                                                        Funds Sub-Accounts                    Series Fund Sub-Accounts
                                                   ------------------------------  -------------------------------------------------

                                                                                                      Alliance
                                                      AIM V.I.        AIM V.I.        Alliance        Growth &      Alliance Premier
                                                       Growth          Value           Growth          Income             Growth
                                                   --------------  --------------  --------------  ---------------  ----------------
ASSETS
Investments at fair value                           $ 11,266,812    $ 58,625,674    $ 15,816,830    $145,029,939     $ 38,131,478
                                                   --------------  --------------  --------------  ---------------  ----------------

     Total assets                                   $ 11,266,812    $ 58,625,674    $ 15,816,830    $145,029,939     $ 38,131,478
                                                   ==============  ==============  ==============  ===============  ================


NET ASSETS
Accumulation units                                  $ 11,266,812    $ 58,625,674    $ 15,816,830    $145,028,242     $ 38,131,478
Contracts in payout (annuitization) period                     -               -               -           1,697                -
                                                   --------------  --------------  --------------  ---------------  ----------------

     Total net assets                               $ 11,266,812    $ 58,625,674    $ 15,816,830    $145,029,939     $ 38,131,478
                                                   ==============  ==============  ==============  ===============  ================


FUND SHARE INFORMATION
     Number of shares                                    688,260       2,510,736         969,763       6,583,293        1,525,259
                                                   ==============  ==============  ==============  ===============  ================

     Cost                                           $ 15,625,664    $ 66,951,956    $ 20,292,008    $148,963,847     $ 49,756,273
                                                   ==============  ==============  ==============  ===============  ================




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                                                    The Universal Institutional
                                                       Putnam Variable Trust Sub-Accounts            Funds, Inc. Sub-Accounts
                                                ------------------------------------------------  ------------------------------

                                                                                                     Emerging
                                                  VT Growth     VT International                      Markets         Equity
                                                  and Income         Growth         VT Voyager        Equity          Growth
                                                --------------  ----------------  --------------  --------------  --------------
ASSETS
Investments at fair value                        $ 28,218,465      $ 38,728,400    $ 34,588,836    $ 16,448,244    $ 76,091,462
                                                --------------  ----------------  --------------  --------------  --------------

     Total assets                                $ 28,218,465      $ 38,728,400    $ 34,588,836    $ 16,448,244    $ 76,091,462
                                                ==============  ================  ==============  ==============  ==============


NET ASSETS
Accumulation units                               $ 28,218,465      $ 38,728,400    $ 34,587,251    $ 16,448,244    $ 76,077,708
Contracts in payout (annuitization) period                  -                 -           1,585               -          13,754
                                                --------------  ----------------  --------------  --------------  --------------

     Total net assets                            $ 28,218,465      $ 38,728,400    $ 34,588,836    $ 16,448,244    $ 76,091,462
                                                ==============  ================  ==============  ==============  ==============


FUND SHARE INFORMATION
     Number of shares                               1,203,859         3,133,366       1,211,094       2,480,881       5,354,783
                                                ==============  ================  ==============  ==============  ==============

     Cost                                        $ 29,060,208      $ 45,642,086    $ 47,213,389    $ 21,794,755    $ 96,016,247
                                                ==============  ================  ==============  ==============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                                                                                                   Van Kampen     Life Investment
                                                                                                Life Investment        Trust
                                                        The Universal Institutional                  Trust          (Class II)
                                                          Funds, Inc. Sub-Accounts                Sub-Account       Sub-Account
                                               ----------------------------------------------   ---------------   ---------------

                                                                                                                   Lit Emerging
                                                International      Mid Cap        U.S. Real       Lit Emerging        Growth
                                                    Magnum          Value           Estate           Growth       (Class II) (a)
                                               --------------  --------------  --------------   ---------------   ---------------
ASSETS
Investments at fair value                       $ 19,771,754    $ 63,097,030    $ 27,855,482      $163,251,375     $  17,334,731
                                               --------------  --------------  --------------   ---------------   ---------------

     Total assets                               $ 19,771,754    $ 63,097,030    $ 27,855,482      $163,251,375     $  17,334,731
                                               ==============  ==============  ==============   ===============   ===============


NET ASSETS
Accumulation units                              $ 19,716,450    $ 63,097,030    $ 27,802,514      $163,204,885     $  17,334,731
Contracts in payout (annuitization) period            55,304               -          52,968            46,490                 -
                                               --------------  --------------  --------------   ---------------   ---------------

     Total net assets                           $ 19,771,754    $ 63,097,030    $ 27,855,482      $163,251,375     $  17,334,731
                                               ==============  ==============  ==============   ===============   ===============


FUND SHARE INFORMATION
     Number of shares                              2,090,037       4,333,587       2,305,917         5,756,395           612,535
                                               ==============  ==============  ==============   ===============   ===============

     Cost                                       $ 23,369,904    $ 62,480,371    $ 26,978,220      $230,555,117     $  17,877,552
                                               ==============  ==============  ==============   ===============   ===============







(a) For the Period Beginning May 17, 2001 and Ended December 31, 2001



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                                                     Competitive
                                                     Aggressive        Capital           Edge,         Dividend
                                                       Equity          Growth        "Best Ideas"       Growth           Equity
                                                  --------------  --------------   --------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $    323,453    $    707,477     $    330,106    $  24,183,042    $   6,337,603
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                      (1,201,601)     (1,606,642)        (679,873)     (17,337,738)     (15,473,645)
     Administrative expense                             (87,664)       (121,891)         (49,985)      (1,320,179)      (1,167,738)
                                                  --------------  --------------   --------------  ---------------  ---------------

         Net investment income (loss)                  (965,812)     (1,021,056)        (399,752)       5,525,125      (10,303,780)
                                                  --------------  --------------   --------------  ---------------  ---------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             43,883,993      46,014,468       28,641,243      267,305,873      336,765,742
     Cost of investments sold                        57,530,196      52,619,301       34,831,249      175,103,828      421,184,847
                                                  --------------  --------------   --------------  ---------------  ---------------

         Realized gains (losses) on fund shares     (13,646,203)     (6,604,833)      (6,190,006)      92,202,045      (84,419,105)

Realized gain distributions                                   -       8,850,708        3,747,113                -      258,123,859
                                                  --------------  --------------   --------------  ---------------  ---------------

         Net realized gains (losses)                (13,646,203)      2,245,875       (2,442,893)      92,202,045      173,704,754

Change in unrealized gains (losses)                 (22,452,756)    (44,024,208)     (12,400,121)    (188,770,326)    (615,025,686)
                                                  --------------  --------------   --------------  ---------------  ---------------

         Net realized and unrealized gains
          (losses) on investments                   (36,098,959)    (41,778,333)     (14,843,014)     (96,568,281)    (441,320,932)
                                                  --------------  --------------   --------------  ---------------  ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $(37,064,771)   $(42,799,389)    $(15,242,766)   $ (91,043,156)   $(451,624,712)
                                                  ==============  ==============   ==============  ===============  ===============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                                       Global
                                                     European         Dividend           High           Income
                                                      Growth           Growth            Yield          Builder       Information
                                                  ---------------  ---------------  ---------------  -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $  4,242,933     $  8,314,816     $ 16,045,282    $ 2,751,083    $      6,925
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                       (4,722,887)      (3,982,310)      (1,204,840)      (813,948)        (50,490)
     Administrative expense                             (358,244)        (303,927)         (91,499)       (60,857)         (3,708)
                                                  ---------------  ---------------  ---------------  -------------  --------------

         Net investment income (loss)                   (838,198)       4,028,579       14,748,943      1,876,278         (47,273)
                                                  ---------------  ---------------  ---------------  -------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             281,532,928       82,977,524       56,305,238     22,928,346       8,279,956
     Cost of investments sold                        329,758,898       87,486,582      128,848,237     23,518,499      10,298,694
                                                  ---------------  ---------------  ---------------  -------------  --------------

         Realized gains (losses) on fund shares      (48,225,970)      (4,509,058)     (72,542,999)      (590,153)     (2,018,738)

Realized gain distributions                           67,115,058        3,581,782                -              -               -
                                                  ---------------  ---------------  ---------------  -------------  --------------

         Net realized gains (losses)                  18,889,088         (927,276)     (72,542,999)      (590,153)     (2,018,738)

Change in unrealized gains (losses)                ( 102,918,217)     (28,611,193)      20,930,004     (1,096,051)       (408,856)
                                                  ---------------  ---------------  ---------------  -------------  --------------

         Net realized and unrealized gains
         (losses) on investments                     (84,029,129)     (29,538,469)     (51,612,995)    (1,686,204)     (2,427,594)
                                                  ---------------  ---------------  ---------------  -------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $(84,867,327)    $(25,509,890)    $(36,864,052)   $   190,074    $ (2,474,867)
                                                  ===============  ===============  ===============  =============  ==============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                               Morgan Stanley Variable Investment Series Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                                       Quality
                                                       Money           Pacific          Income          S&P 500        Short-Term
                                                       Market           Growth           Plus            Index            Bond
                                                 ----------------  ---------------  --------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $   15,127,207     $    828,207    $ 23,604,494     $  1,596,479    $   656,566
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                       (5,375,549)        (597,629)     (5,180,388)      (2,364,363)      (199,502)
     Administrative expense                             (405,768)         (45,093)       (398,556)        (173,123)       (14,944)
                                                 ----------------  ---------------  --------------  ---------------  -------------

         Net investment income (loss)                  9,345,890          185,485      18,025,550         (941,007)       442,120
                                                 ----------------  ---------------  --------------  ---------------  -------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                           2,155,126,003      511,734,087      79,381,126       46,937,305     11,273,847
     Cost of investments sold                      2,155,126,003      526,767,241      79,854,836       52,366,364     11,204,619
                                                 ----------------  ---------------  --------------  ---------------  -------------

         Realized gains (losses) on fund shares                -      (15,033,154)       (473,710)      (5,429,059)        69,228

Realized gain distributions                                    -                -               -                -              -
                                                 ----------------  ---------------  --------------  ---------------  -------------

         Net realized gains (losses)                           -      (15,033,154)       (473,710)      (5,429,059)        69,228

Change in unrealized gains (losses)                            -        3,976,228      12,514,067      (20,957,287)       156,599
                                                 ----------------  ---------------  --------------  ---------------  -------------

         Net realized and unrealized gains
         (losses) on investments                               -      (11,056,926)     12,040,357      (26,386,346)       225,827
                                                 ----------------  ---------------  --------------  ---------------  -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $    9,345,890     $(10,871,441)   $ 30,065,907     $(27,327,353)   $   667,947
                                                 ================  ===============  ==============  ===============  =============





See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable            Morgan Stanley Variable Investment
                                                    Investment Series Sub-Accounts        Series (Class Y Shares) Sub-Accounts
                                                   --------------------------------  ----------------------------------------------

                                                                                                                       Competitive
                                                                                         Aggressive       Capital          Edge,
                                                       Strategist       Utilities          Equity          Growth      "Best Ideas"
                                                   ---------------  ---------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $  13,646,075    $   8,761,174    $     52,494    $     27,591    $     32,729
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (7,076,520)      (5,207,920)       (246,924)        (89,899)        (81,424)
     Administrative expense                              (538,416)        (400,258)        (16,007)         (5,757)         (5,367)
                                                   ---------------  ---------------  --------------  --------------  --------------

         Net investment income (loss)                   6,031,139        3,152,996        (210,437)        (68,065)        (54,062)
                                                   ---------------  ---------------  --------------  --------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              130,394,465      112,816,361       2,975,813       1,040,046         988,732
     Cost of investments sold                         130,534,746      103,342,288       3,876,276       1,286,529       1,320,694
                                                   ---------------  ---------------  --------------  --------------  --------------

         Realized gains (losses) on fund shares          (140,281)       9,474,073        (900,463)       (246,483)       (331,962)

Realized gain distributions                            23,282,888       25,378,980               -         377,509         413,129
                                                   ---------------  ---------------  --------------  --------------  --------------

         Net realized gains (losses)                   23,142,607       34,853,053        (900,463)        131,026          81,167

Change in unrealized gains (losses)                  (100,075,099)    (161,250,524)     (4,152,238)     (1,504,764)     (1,541,758)
                                                   ---------------  ---------------  --------------  --------------  --------------

         Net realized and unrealized gains
         (losses) on investments                      (76,932,492)    (126,397,471)     (5,052,701)     (1,373,738)     (1,460,591)
                                                   ---------------  ---------------  --------------  --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (70,901,353)   $(123,244,475)   $ (5,263,138)   $ (1,441,803)   $ (1,514,653)
                                                   ===============  ===============  ==============  ==============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                      Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                   -----------------------------------------------------------------------------

                                                                                                       Global
                                                      Dividend                         European       Dividend         High
                                                       Growth           Equity          Growth         Growth          Yield
                                                   --------------  ---------------  --------------  ------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $    699,131    $     141,853    $    188,015    $  157,072    $    876,012
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                         (562,506)        (675,444)       (249,853)      (89,393)        (68,013)
     Administrative expense                              (37,455)         (44,936)        (16,465)       (5,711)         (4,480)
                                                   --------------  ---------------  --------------  ------------  --------------

         Net investment income (loss)                     99,170         (578,527)        (78,303)       61,968         803,519
                                                   --------------  ---------------  --------------  ------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               8,750,147        6,166,528      43,314,064       989,737       1,768,032
     Cost of investments sold                          8,556,684        8,554,528      43,943,294     1,047,505       2,397,042
                                                   --------------  ---------------  --------------  ------------  --------------

         Realized gains (losses) on fund shares          193,463       (2,388,000)       (629,230)      (57,768)       (629,010)

Realized gain distributions                                    -       10,595,403       3,106,023        68,321               -
                                                   --------------  ---------------  --------------  ------------  --------------

         Net realized gains (losses)                     193,463        8,207,403       2,476,793        10,553        (629,010)

Change in unrealized gains (losses)                   (3,121,642)     (20,034,944)     (5,007,923)     (393,166)     (2,264,080)
                                                   --------------  ---------------  --------------  ------------  --------------

         Net realized and unrealized gains
         (losses) on investments                      (2,928,179)     (11,827,541)     (2,531,130)     (382,613)     (2,893,090)
                                                   --------------  ---------------  --------------  ------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (2,829,009)   $ (12,406,068)   $ (2,609,433)   $ (320,645)   $ (2,089,571)
                                                   ==============  ===============  ==============  ============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                    Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                   --------------------------------------------------------------------------

                                                                                                                   Quality
                                                      Income                          Money          Pacific        Income
                                                      Builder     Information        Market          Growth          Plus
                                                   ------------  --------------  --------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $  191,955    $      8,124    $  1,859,490    $    43,963    $ 1,550,010
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (58,063)        (74,733)     (1,002,011)       (24,928)      (394,307)
     Administrative expense                             (3,852)         (4,751)        (62,418)        (1,638)       (26,331)
                                                   ------------  --------------  --------------  -------------  -------------

         Net investment income (loss)                  130,040         (71,360)        795,061         17,397      1,129,372
                                                   ------------  --------------  --------------  -------------  -------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               930,948       1,192,095     156,057,412     50,591,074      3,116,151
     Cost of investments sold                          969,997       1,575,230     156,057,412     50,232,309      3,069,886
                                                   ------------  --------------  --------------  -------------  -------------

         Realized gains (losses) on fund shares        (39,049)       (383,135)              -        358,765         46,265

Realized gain distributions                                  -               -               -              -              -
                                                   ------------  --------------  --------------  -------------  -------------

         Net realized gains (losses)                   (39,049)       (383,135)              -        358,765         46,265

Change in unrealized gains (losses)                   (198,790)     (1,620,830)              -       (154,721)       458,324
                                                   ------------  --------------  --------------  -------------  -------------

         Net realized and unrealized gains
         (losses) on investments                      (237,839)     (2,003,965)              -        204,044        504,589
                                                   ------------  --------------  --------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (107,799)   $ (2,075,325)   $    795,061    $   221,441    $ 1,633,961
                                                   ============  ==============  ==============  =============  =============



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                                                                                    AIM Variable
                                                              Morgan Stanley Variable Investment Series            Insurance Funds
                                                                    (Class Y Shares) Sub-Accounts                   Sub-Accounts
                                                    -----------------------------------------------------------  ----------------

                                                       S&P 500       Short-Term                                  AIM V.I. Capital
                                                        Index           Bond       Strategist       Utilities      Appreciation
                                                    --------------  -----------  --------------  --------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $    251,243    $ 412,305    $    866,595    $    472,809    $            -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (426,335)    (156,560)       (511,271)       (324,511)         (237,705)
     Administrative expense                               (28,231)      (9,958)        (34,039)        (21,848)          (16,300)
                                                    --------------  -----------  --------------  --------------  ----------------

         Net investment income (loss)                    (203,323)     245,787         321,285         126,450          (254,005)
                                                    --------------  -----------  --------------  --------------  ----------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                4,192,322    2,349,818       8,922,310       8,660,443        19,050,306
     Cost of investments sold                           4,638,136    2,326,747       9,769,521       9,658,572        21,871,073
                                                    --------------  -----------  --------------  --------------  ----------------

         Realized gains (losses) on fund shares          (445,814)      23,071        (847,211)       (998,129)       (2,820,767)

Realized gain distributions                                     -            -       1,495,274       1,419,240         1,682,502
                                                    --------------  -----------  --------------  --------------  ----------------

         Net realized gains (losses)                     (445,814)      23,071         648,063         421,111        (1,138,265)

Change in unrealized gains (losses)                    (2,662,893)     137,525      (4,611,997)     (7,589,144)       (2,653,461)
                                                    --------------  -----------  --------------  --------------  ----------------

         Net realized and unrealized gains
         (losses) on investments                       (3,108,707)     160,596      (3,963,934)     (7,168,033)       (3,791,726)
                                                    --------------  -----------  --------------  --------------  ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ (3,312,030)   $ 406,383    $ (3,642,649)   $ (7,041,583)   $   (4,045,731)
                                                    ==============  ===========  ==============  ==============  ================



See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                        AIM Variable Insurance                    Alliance Variable
                                                          Funds Sub-Accounts               Product Series Fund Sub-Accounts
                                                    ------------------------------  ----------------------------------------------

                                                                                                       Alliance        Alliance
                                                        AIM V.I.        AIM V.I.       Alliance        Growth &         Premier
                                                        Growth           Value          Growth          Income          Growth
                                                    --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $     26,217    $     76,279    $     27,389    $    406,449    $          -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                          (133,856)       (651,040)       (181,102)     (1,183,524)       (522,367)
     Administrative expense                                (9,278)        (45,317)        (12,790)        (83,317)        (36,687)
                                                    --------------  --------------  --------------  --------------  --------------

         Net investment income (loss)                    (116,917)       (620,078)       (166,503)       (860,392)       (559,054)
                                                    --------------  --------------  --------------  --------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                7,689,278      42,555,920      13,370,357      40,940,394      15,579,341
     Cost of investments sold                           9,178,579      45,855,308      15,699,302      42,193,155      21,151,683
                                                    --------------  --------------  --------------  --------------  --------------

         Realized gains (losses) on fund shares        (1,489,301)     (3,299,388)     (2,328,945)     (1,252,761)     (5,572,342)

Realized gain distributions                                     -       1,157,918       1,968,811       3,148,416       1,974,216
                                                    --------------  --------------  --------------  --------------  --------------

         Net realized gains (losses)                   (1,489,301)     (2,141,470)       (360,134)      1,895,655      (3,598,126)

Change in unrealized gains (losses)                    (2,100,990)     (3,610,163)     (3,037,585)     (4,612,532)     (3,946,380)
                                                    --------------  --------------  --------------  --------------  --------------

         Net realized and unrealized gains
         (losses) on investments                       (3,590,291)     (5,751,633)     (3,397,719)     (2,716,877)     (7,544,506)
                                                    --------------  --------------  --------------  --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $ (3,707,208)   $ (6,371,711)   $ (3,564,222)   $ (3,577,269)   $ (8,103,560)
                                                    ==============  ==============  ==============  ==============  ==============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                                                                      The Universal Institutional
                                                         Putnam Variable Trust Sub-Accounts             Funds, Inc. Sub-Accounts
                                                  ------------------------------------------------  -------------------------------

                                                                                                      Emerging
                                                     VT Growth    VT International                     Markets          Equity
                                                    and Income         Growth         VT Voyager        Equity          Growth
                                                  --------------  ----------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $    230,096    $       68,749    $          -    $          -    $           -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                        (282,304)         (445,257)       (424,592)       (254,755)      (1,208,222)
     Administrative expense                             (19,768)          (30,875)        (29,356)        (17,962)         (87,307)
                                                  --------------  ----------------  --------------  --------------  ---------------

         Net investment income (loss)                   (71,976)         (407,383)       (453,948)       (272,717)      (1,295,529)
                                                  --------------  ----------------  --------------  --------------  ---------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             31,510,819       110,418,284      13,004,377     141,280,423       35,946,927
     Cost of investments sold                        32,034,860       113,042,922      17,543,157     145,217,940       45,517,904
                                                  --------------  ----------------  --------------  --------------  ---------------

         Realized gains (losses) on fund shares        (524,041)       (2,624,638)     (4,538,780)     (3,937,517)      (9,570,977)

Realized gain distributions                             169,637         2,802,725       5,909,887               -          109,684
                                                  --------------  ----------------  --------------  --------------  ---------------

         Net realized gains (losses)                   (354,404)          178,087       1,371,107      (3,937,517)      (9,461,293)

Change in unrealized gains (losses)                  (1,201,540)       (6,166,679)     (8,350,434)      3,365,880       (7,599,027)
                                                  --------------  ----------------  --------------  --------------  ---------------

         Net realized and unrealized gains
         (losses) on investments                     (1,555,944)       (5,988,592)     (6,979,327)       (571,637)     (17,060,320)
                                                  --------------  ----------------  --------------  --------------  ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $ (1,627,920)   $   (6,395,975)   $ (7,433,275)   $   (844,354)   $ (18,355,849)
                                                  ==============  ================  ==============  ==============  ===============




See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,  2001
--------------------------------------------------------------------------------

                                                                                                                       Van Kampen
                                                                                                       Van Kampen         Life
                                                                                                          Life         Investment
                                                                                                       Investment         Trust
                                                               The Universal Institutional                Trust         (Class II)
                                                                 Funds, Inc. Sub-Accounts              Sub-Account     Sub-Account
                                                       --------------------------------------------  --------------  --------------

                                                                                                                      Lit Emerging
                                                        International     Mid Cap       U.S. Real     Lit Emerging       Growth
                                                            Magnum         Value          Estate         Growth      (Class II) (a)
                                                       --------------  -------------  -------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $    103,521    $         -    $ 1,000,282    $          -    $          -
Charges from Northbrook Life Insurance Company:
     Mortality and expense risk                             (283,414)      (463,915)      (291,287)     (2,812,299)        (85,921)
     Administrative expense                                  (20,143)       (31,576)       (20,658)       (200,088)         (5,226)
                                                       --------------  -------------  -------------  --------------  --------------

         Net investment income (loss)                       (200,036)      (495,491)       688,337      (3,012,387)        (91,147)
                                                       --------------  -------------  -------------  --------------  --------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  70,015,200     44,399,515     70,957,491     147,232,356         946,997
     Cost of investments sold                             71,335,753     45,081,481     69,951,498     192,771,866       1,020,787
                                                       --------------  -------------  -------------  --------------  --------------

         Realized gains (losses) on fund shares           (1,320,553)      (681,966)     1,005,993     (45,539,510)        (73,790)

Realized gain distributions                                        -         35,791        178,077         224,992               -
                                                       --------------  -------------  -------------  --------------  --------------

         Net realized gains (losses)                      (1,320,553)      (646,175)     1,184,070     (45,314,518)        (73,790)

Change in unrealized gains (losses)                       (2,439,411)     1,311,149       (219,723)    (41,940,418)       (542,821)
                                                       --------------  -------------  -------------  --------------  --------------

         Net realized and unrealized gains
         (losses) on investments                          (3,759,964)       664,974        964,347     (87,254,936)       (616,611)
                                                       --------------  -------------  -------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $ (3,960,000)   $   169,483    $ 1,652,684    $(90,267,323)   $   (707,758)
                                                       ==============  =============  =============  ==============  ==============



(a) For the Period Beginning May 17, 2001 and Ended December 31, 2001


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          Morgan Stanley Variable Investment Series Sub-Accounts
                                         ------------------------------------------------------------------------------------------


                                                                                                           Competitive Edge,
                                               Aggressive Equity               Capital Growth                 "Best Ideas"
                                         ----------------------------- ------------------------------ -----------------------------


                                              2001           2000           2001            2000           2001           2000
                                         -------------- -------------- -------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)              $   (965,812)  $ (1,581,613)  $ (1,021,056)  $  (2,397,798)  $   (399,752)  $   (749,124)
Net realized gains (losses)                (13,646,203)       387,151      2,245,875      34,459,492     (2,442,893)       789,554
Change in unrealized gains (losses)        (22,452,756)   (11,134,118)   (44,024,208)    (32,870,081)   (12,400,121)   (14,724,894)
                                         -------------- -------------- -------------- --------------- -------------- --------------

Increase (decrease) in net assets
     from operations                       (37,064,771)   (12,328,580)   (42,799,389)       (808,387)   (15,242,766)   (14,684,464)
                                         -------------- -------------- -------------- --------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     2,107,201     37,028,311        885,219      13,443,564        493,686     12,414,281
Benefit payments                              (931,513)      (900,845)    (2,737,272)     (1,969,294)    (1,233,248)      (532,011)
Payments on termination                     (8,498,598)    (6,715,026)   (13,342,050)    (18,795,015)    (4,928,229)    (4,806,290)
Contract maintenance charge                    (24,296)       (56,112)       (21,339)        (65,736)       (12,466)       (28,565)
Transfers among the sub-accounts
     and with the Fixed Account - net      (22,572,035)    78,737,903    (15,052,699)     18,365,722     (7,422,665)    14,339,473
                                         -------------- -------------- -------------- --------------- -------------- --------------

Increase (decrease) in net assets
     from capital transactions             (29,919,241)   108,094,231    (30,268,141)     10,979,241    (13,102,922)    21,386,888
                                         -------------- -------------- -------------- --------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS          (66,984,012)    95,765,651    (73,067,530)     10,170,854    (28,345,688)     6,702,424

NET ASSETS AT BEGINNING OF PERIOD          133,400,374     37,634,723    167,994,999     157,824,145     66,172,996     59,470,572
                                         -------------- -------------- -------------- --------------- -------------- --------------

NET ASSETS AT END OF PERIOD               $ 66,416,362   $133,400,374   $ 94,927,469   $ 167,994,999   $ 37,827,308   $ 66,172,996
                                         ============== ============== ============== =============== ============== ==============


UNITS OUTSTANDING
 Units outstanding at beginning
    of period                                9,575,316      2,601,436      5,684,829       5,101,629      6,699,772      4,893,796
   Units issued                              2,371,785     12,519,507      1,873,419       2,421,653      3,423,248      3,572,110
   Units redeemed                           (5,144,750)    (5,545,627)    (2,931,541)     (1,838,453)    (5,050,027)    (1,766,134)
                                         -------------- -------------- -------------- --------------- -------------- --------------
 Units outstanding at end of period          6,802,351      9,575,316      4,626,707       5,684,829      5,072,993      6,699,772
                                         ============== ============== ============== =============== ============== ==============



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             Morgan Stanley Variable Investment Series Sub-Accounts
                                                  ----------------------------------------------------------------------------

                                                            Dividend Growth                           Equity
                                                  -----------------------------------   -----------------------------------

                                                        2001                2000               2001               2000
                                                  ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
Net investment income (loss)                       $    5,525,125     $   10,133,490     $  (10,303,780)    $  (14,999,759)
Net realized gains (losses)                            92,202,045        539,382,896        173,704,754        334,815,706
Change in unrealized gains (losses)                  (188,770,326)      (532,890,671)      (615,025,686)      (594,936,907)
                                                  ----------------   ----------------   ----------------   ----------------


Change in net assets resulting
  from operations                                     (91,043,156)        16,625,715       (451,624,712)      (275,120,960)
                                                  ----------------   ----------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                7,607,425         39,845,901          5,914,512        100,705,202
Benefit payments                                      (26,351,707)       (22,382,755)       (21,055,042)       (18,537,524)
Payments on termination                              (141,486,770)      (175,477,715)      (119,016,112)      (168,025,629)
Contract maintenance charge                              (351,751)          (630,181)          (217,948)          (661,389)
Transfers among the sub-accounts
     and with the Fixed Account - net                 (20,276,354)      (305,079,362)      (149,088,835)       121,184,474
                                                  ----------------   ----------------   ----------------   ----------------

Change in net assets resulting
     from capital transactions                       (180,859,157)      (463,724,112)      (283,463,425)        34,665,134
                                                  ----------------   ----------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS                    (271,902,313)      (447,098,397)      (735,088,137)      (240,455,826)

NET ASSETS AT BEGINNING OF PERIOD                   1,445,712,881      1,892,811,278      1,677,586,706      1,918,042,532
                                                  ----------------   ----------------   ----------------   ----------------

NET ASSETS AT END OF PERIOD                        $1,173,810,568     $1,445,712,881     $  942,498,569     $1,677,586,706
                                                  ================   ================   ================   ================


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                            41,746,177         54,621,269         28,003,922         25,430,662
   Units issued                                         7,642,417          8,221,067          5,040,743          9,069,570
   Units redeemed                                     (11,671,336)       (21,096,159)        (9,325,871)        (6,496,310)
                                                  ----------------   ----------------   ----------------   ----------------
 Units outstanding at end of period                    37,717,258         41,746,177         23,718,794         28,003,922
                                                  ================   ================   ================   ================


                                                                Morgan Stanley Variable
                                                             Investment Series Sub-Accounts
                                                            ---------------------------------

                                                                     European Growth
                                                            ---------------------------------

                                                                  2001              2000
                                                            ---------------   ---------------
FROM OPERATIONS
Net investment income (loss)                                 $    (838,198)    $  (4,222,510)
Net realized gains (losses)                                     18,889,088       121,874,225
Change in unrealized gains (losses)                           (102,918,217)     (149,231,476)
                                                            ---------------   ---------------


Change in net assets resulting
  from operations                                              (84,867,327)      (31,579,761)
                                                            ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                         1,270,031        24,846,114
Benefit payments                                                (6,430,912)       (5,830,479)
Payments on termination                                        (37,665,104)      (54,836,408)
Contract maintenance charge                                        (69,797)         (190,290)
Transfers among the sub-accounts
     and with the Fixed Account - net                          (50,608,981)        2,444,524
                                                            ---------------   ---------------

Change in net assets resulting
     from capital transactions                                 (93,504,763)      (33,566,539)
                                                            ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS                             (178,372,090)      (65,146,300)

NET ASSETS AT BEGINNING OF PERIOD                              470,661,784       535,808,084
                                                            ---------------   ---------------

NET ASSETS AT END OF PERIOD                                  $ 292,289,694     $ 470,661,784
                                                            ===============   ===============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                                     12,679,136        12,634,372
   Units issued                                                 10,608,529        10,148,705
   Units redeemed                                              (13,054,812)      (10,103,941)
                                                            ---------------   ---------------
 Units outstanding at end of period                             10,232,853        12,679,136
                                                            ===============   ===============



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        Morgan Stanley Variable Investment Series Sub-Accounts
                                        ------------------------------------------------------------------------------------------

                                            Global Dividend Growth               High Yield                   Income Builder
                                        ------------------------------ ------------------------------ ----------------------------

                                             2001           2000            2001           2000            2001          2000
                                        -------------- --------------- -------------- --------------- ------------- --------------
FROM OPERATIONS
Net investment income (loss)             $  4,028,579   $  (2,821,471)  $ 14,748,943   $  31,996,217   $ 1,876,278   $  2,394,071
Net realized gains (losses)                  (927,276)     38,005,100    (72,542,999)    (49,030,625)     (590,153)    (1,282,412)
Change in unrealized gains (losses)       (28,611,193)    (57,816,199)    20,930,004     (47,984,362)   (1,096,051)    (2,694,441)
                                        -------------- --------------- -------------- --------------- ------------- --------------

Change in net assets resulting
  from operations                         (25,509,890)    (22,632,570)   (36,864,052)    (65,018,770)      190,074     (1,582,782)
                                        -------------- --------------- -------------- --------------- ------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    1,255,912       6,820,575      1,043,201       5,088,118       783,806      1,613,246
Benefit payments                           (6,626,092)     (4,968,693)    (2,227,506)     (4,283,015)   (1,242,933)      (968,748)
Payments on termination                   (33,293,056)    (42,189,879)   (13,116,725)    (30,396,806)   (5,792,750)    (5,576,539)
Contract maintenance charge                   (78,035)       (153,681)       (28,236)        (63,055)      (16,253)       (24,523)
Transfers among the sub-accounts
     and with the Fixed Account - net     (18,981,822)    (62,748,030)    (8,089,181)    (45,613,045)    9,385,918    (14,824,705)
                                        -------------- --------------- -------------- --------------- ------------- --------------

Change in net assets resulting
     from capital transactions            (57,723,093)   (103,239,708)   (22,418,447)    (75,267,803)    3,117,788    (19,781,269)
                                        -------------- --------------- -------------- --------------- ------------- --------------

INCREASE (DECREASE) IN NET ASSETS         (83,232,983)   (125,872,278)   (59,282,499)   (140,286,573)    3,307,862    (21,364,051)

NET ASSETS AT BEGINNING OF PERIOD         349,693,119     475,565,397    118,397,370     258,683,943    56,815,769     78,179,820
                                        -------------- --------------- -------------- --------------- ------------- --------------

NET ASSETS AT END OF PERIOD              $266,460,136   $ 349,693,119   $ 59,114,871   $ 118,397,370   $60,123,631   $ 56,815,769
                                        ============== =============== ============== =============== ============= ==============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                19,273,572      24,912,995      7,664,736      11,024,738     4,466,937      6,052,748
   Units issued                             3,135,308       2,771,536      4,103,739       2,363,606     2,770,595      1,010,620
   Units redeemed                          (6,275,647)     (8,410,959)    (5,763,540)     (5,723,608)   (2,522,699)    (2,596,431)
                                        -------------- --------------- -------------- --------------- ------------- --------------
 Units outstanding at end of period        16,133,233      19,273,572      6,004,935       7,664,736     4,714,833      4,466,937
                                        ============== =============== ============== =============== ============= ==============





See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         Morgan Stanley Variable Investment Series Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   Information                 Money Market                   Pacific Growth
                                           -------------------------- ------------------------------- -----------------------------

                                               2001        2000 (b)         2001            2000           2001           2000
                                           ------------- ------------ --------------- --------------- -------------- --------------
FROM OPERATIONS
Net investment income (loss)                $   (47,273)  $   (3,276)  $   9,345,890   $  15,583,814   $    185,485   $     88,849
Net realized gains (losses)                  (2,018,738)     (14,800)              -               -    (15,033,154)    (4,721,991)
Change in unrealized gains (losses)            (408,856)    (160,451)              -               -      3,976,228    (25,754,810)
                                           ------------- ------------ --------------- --------------- -------------- --------------

Change in net assets resulting
  from operations                            (2,474,867)    (178,527)      9,345,890      15,583,814    (10,871,441)   (30,387,952)
                                           ------------- ------------ --------------- --------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        804,811    1,097,092      11,573,609      47,872,330        232,441      6,138,915
Benefit payments                                (26,317)           -     (15,107,122)    (15,333,949)      (753,036)      (779,687)
Payments on termination                        (325,871)        (125)   (105,922,924)   (100,926,101)    (4,781,016)    (8,242,631)
Contract maintenance charge                        (862)        (595)        (69,893)       (109,981)       (12,609)       (28,669)
Transfers among the sub-accounts
     and with the Fixed Account - net         3,850,342    1,600,612     190,530,214     (17,688,547)   (12,313,581)   (14,475,423)
                                           ------------- ------------ --------------- --------------- -------------- --------------

Change in net assets resulting
     from capital transactions                4,302,103    2,696,984      81,003,884     (86,186,248)   (17,627,801)   (17,387,495)
                                           ------------- ------------ --------------- --------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS             1,827,236    2,518,457      90,349,774     (70,602,434)   (28,499,242)   (47,775,447)

NET ASSETS AT BEGINNING OF PERIOD             2,518,457            -     329,004,830     399,607,264     58,401,113    106,176,560
                                           ------------- ------------ --------------- --------------- -------------- --------------

NET ASSETS AT END OF PERIOD                 $ 4,345,693   $2,518,457   $ 419,354,604   $ 329,004,830   $ 29,901,871   $ 58,401,113
                                           ============= ============ =============== =============== ============== ==============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                     271,097            -      23,740,229      29,968,046      9,945,463     11,989,810
   Units issued                               6,024,797      306,866     159,531,277     124,837,673    116,295,697     62,061,623
   Units redeemed                            (5,465,478)     (35,769)   (153,608,788)   (131,065,490)  (119,202,892)   (64,105,970)
                                           ------------- ------------ --------------- --------------- -------------- --------------
 Units outstanding at end of period             830,416      271,097      29,662,718      23,740,229      7,038,268      9,945,463
                                           ============= ============ =============== =============== ============== ==============


(b) For the Period Beginning November 6, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             Morgan Stanley Variable Investment Series Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                  Quality Income Plus              S&P 500 Index               Short-Term Bond
                                             ----------------------------- ----------------------------- --------------------------

                                                  2001           2000           2001           2000           2001         2000
                                             -------------- -------------- -------------- -------------- ------------- ------------
FROM OPERATIONS
Net investment income (loss)                  $ 18,025,550   $ 20,697,830   $   (941,007)  $ (1,881,392)  $   442,120   $  179,078
Net realized gains (losses)                       (473,710)    (8,776,040)    (5,429,059)     2,868,493        69,228        2,408
Change in unrealized gains (losses)             12,514,067     21,690,015    (20,957,287)   (23,889,850)      156,599       44,678
                                             -------------- -------------- -------------- -------------- ------------- ------------

Change in net assets resulting
  from operations                               30,065,907     33,611,805    (27,327,353)   (22,902,749)      667,947      226,164
                                             -------------- -------------- -------------- -------------- ------------- ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         4,939,358      7,876,912      4,234,143     29,138,284       827,840    1,300,140
Benefit payments                               (11,094,314)    (9,709,897)    (2,936,618)    (2,917,283)     (111,472)    (168,784)
Payments on termination                        (46,772,728)   (50,375,262)   (17,240,687)   (17,084,143)   (1,670,501)    (448,343)
Contract maintenance charge                        (87,841)      (154,638)       (41,424)       (79,072)       (3,732)      (2,476)
Transfers among the sub-accounts
     and with the Fixed Account - net           68,925,710    (26,207,240)       122,501     36,340,948    18,679,806    2,278,206
                                             -------------- -------------- -------------- -------------- ------------- ------------

Change in net assets resulting
     from capital transactions                  15,910,185    (78,570,125)   (15,862,085)    45,398,734    17,721,941    2,958,743
                                             -------------- -------------- -------------- -------------- ------------- ------------

INCREASE (DECREASE) IN NET ASSETS               45,976,092    (44,958,320)   (43,189,438)    22,495,985    18,389,888    3,184,907

NET ASSETS AT BEGINNING OF PERIOD              369,052,337    414,010,657    199,783,875    177,287,890     6,320,376    3,135,469
                                             -------------- -------------- -------------- -------------- ------------- ------------

NET ASSETS AT END OF PERIOD                   $415,028,429   $369,052,337   $156,594,437   $199,783,875   $24,710,264   $6,320,376
                                             ============== ============== ============== ============== ============= ============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                     19,220,868     23,143,001     17,090,755     13,501,566       602,331      311,741
   Units issued                                  9,500,211      4,689,882      5,147,175      8,539,280     3,588,911      787,481
   Units redeemed                               (8,183,520)    (8,612,015)    (6,695,896)    (4,950,091)   (1,951,098)    (496,891)
                                             -------------- -------------- -------------- -------------- ------------- ------------
 Units outstanding at end of period             20,537,559     19,220,868     15,542,034     17,090,755     2,240,144      602,331
                                             ============== ============== ============== ============== ============= ============




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                              Morgan Stanley
                                                                                                            Variable Investment
                                                                                                          Series (Class Y Shares)
                                           Morgan Stanley Variable Investment Series Sub-Accounts              Sub-Accounts
                                        --------------------------------------------------------------- ---------------------------

                                                  Strategist                       Utilities                 Aggressive Equity
                                        ------------------------------- ------------------------------- ---------------------------

                                             2001            2000            2001            2000           2001        2000 (c)
                                        --------------- --------------- --------------- --------------- ------------- -------------
FROM OPERATIONS
Net investment income (loss)             $   6,031,139   $   8,251,101   $   3,152,996   $   4,052,378   $  (210,437)  $   (61,967)
Net realized gains (losses)                 23,142,607      94,961,684      34,853,053      57,634,352      (900,463)        3,399
Change in unrealized gains (losses)       (100,075,099)   (101,361,897)   (161,250,524)    (53,017,599)   (4,152,238)     (901,195)
                                        --------------- --------------- --------------- --------------- ------------- -------------

Change in net assets resulting
  from operations                          (70,901,353)      1,850,888    (123,244,475)      8,669,131    (5,263,138)     (959,763)
                                        --------------- --------------- --------------- --------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     3,631,326      27,377,665       2,076,106      18,520,186    11,324,530    13,046,167
Benefit payments                           (10,302,665)     (9,554,700)     (9,695,104)     (8,048,701)     (304,310)      (51,889)
Payments on termination                    (56,354,072)    (67,256,375)    (44,646,795)    (55,510,014)     (462,426)      (57,611)
Contract maintenance charge                    (98,200)       (250,462)        (76,336)       (212,176)       (2,109)       (2,890)
Transfers among the sub-accounts
     and with the Fixed Account - net      (25,435,303)     28,655,668     (28,984,727)     11,594,071      (111,224)    1,373,681
                                        --------------- --------------- --------------- --------------- ------------- -------------

Change in net assets resulting
     from capital transactions             (88,558,914)    (21,028,204)    (81,326,856)    (33,656,634)   10,444,461    14,307,458
                                        --------------- --------------- --------------- --------------- ------------- -------------

INCREASE (DECREASE) IN NET ASSETS         (159,460,267)    (19,177,316)   (204,571,331)    (24,987,503)    5,181,323    13,347,695

NET ASSETS AT BEGINNING OF PERIOD          632,970,571     652,147,887     506,370,432     531,357,935    13,347,695             -
                                        --------------- --------------- --------------- --------------- ------------- -------------

NET ASSETS AT END OF PERIOD              $ 473,510,304   $ 632,970,571   $ 301,799,101   $ 506,370,432   $18,529,018   $13,347,695
                                        =============== =============== =============== =============== ============= =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                 21,840,204      21,267,771      16,364,971      16,449,057     1,383,746             -
   Units issued                              4,104,055       5,521,468       3,556,444       4,054,132     1,982,988     1,448,277
   Units redeemed                           (6,376,316)     (4,949,035)     (5,887,145)     (4,138,218)     (654,888)      (64,531)
                                        --------------- --------------- --------------- --------------- ------------- -------------
 Units outstanding at end of period         19,567,943      21,840,204      14,034,270      16,364,971     2,711,846     1,383,746
                                        =============== =============== =============== =============== ============= =============

(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                            --------------------------------------------------------------------------------------

                                                                              Competitive Edge,
                                                  Capital Growth                 "Best Ideas"               Dividend Growth
                                            ---------------------------  ---------------------------  ----------------------------

                                                 2001        2000 (c)        2001         2000 (c)        2001          2000 (c)
                                            -------------  ------------  -------------  ------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)                 $   (68,065)   $  (62,730)   $   (54,062)   $  (20,710)   $    99,170    $    52,178
Net realized gains (losses)                      131,026        80,864         81,167        (8,768)       193,463        307,875
Change in unrealized gains (losses)           (1,504,764)     (138,786)    (1,541,758)     (567,300)    (3,121,642)     1,016,373
                                            -------------  ------------  -------------  ------------  -------------  -------------

Change in net assets resulting
  from operations                             (1,441,803)     (120,652)    (1,514,653)     (596,778)    (2,829,009)     1,376,426
                                            -------------  ------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       6,256,469     1,840,288      2,988,492     5,131,055     44,517,215     17,370,177
Benefit payments                                       -        (7,387)      (161,876)      (11,615)      (757,264)       (11,393)
Payments on termination                         (271,538)      (35,472)      (238,905)      (10,508)    (1,197,030)      (110,205)
Contract maintenance charge                         (171)         (763)          (240)       (1,010)           546         (4,132)
Transfers among the sub-accounts
     and with the Fixed Account - net         (1,597,050)    1,850,273        116,654       153,878        185,138        461,836
                                            -------------  ------------  -------------  ------------  -------------  -------------

Change in net assets resulting
     from capital transactions                 4,387,710     3,646,939      2,704,125     5,261,800     42,748,605     17,706,283
                                            -------------  ------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS              2,945,907     3,526,287      1,189,472     4,665,022     39,919,596     19,082,709

NET ASSETS AT BEGINNING OF PERIOD              3,526,287             -      4,665,022             -     19,082,709              -
                                            -------------  ------------  -------------  ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                  $ 6,472,194    $3,526,287    $ 5,854,494    $4,665,022    $59,002,305    $19,082,709
                                            =============  ============  =============  ============  =============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                      364,488             -        555,055             -      1,788,587              -
   Units issued                                  692,780       379,582        515,427       584,648      5,291,977      1,858,396
   Units redeemed                               (138,185)      (15,094)      (153,685)      (29,593)    (1,110,578)       (69,809)
                                            -------------  ------------  -------------  ------------  -------------  -------------
 Units outstanding at end of period              919,083       364,488        916,797       555,055      5,969,986      1,788,587
                                            =============  ============  =============  ============  =============  =============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                         ----------------------------------------------------------------------------------------

                                                     Equity                    European Growth           Global Dividend Growth
                                         -----------------------------  ----------------------------  ---------------------------

                                              2001          2000 (c)         2001         2000 (c)         2001         2000 (c)
                                         --------------  -------------  -------------  -------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)              $   (578,527)   $   (24,207)   $   (78,303)   $   (44,423)   $    61,968    $   (9,494)
Net realized gains (losses)                  8,207,403        447,101      2,476,793         88,720         10,553        19,508
Change in unrealized gains (losses)        (20,034,944)    (2,722,264)    (5,007,923)      (246,794)      (393,166)       73,356
                                         --------------  -------------  -------------  -------------  -------------  ------------

Change in net assets resulting
  from operations                          (12,406,068)    (2,299,370)    (2,609,433)      (202,497)      (320,645)       83,370
                                         --------------  -------------  -------------  -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    40,593,357     31,964,349     13,426,870     10,744,322      7,838,484     2,118,591
Benefit payments                              (762,856)       (37,877)      (186,331)       (68,776)       (92,960)            -
Payments on termination                     (2,185,708)      (193,229)      (886,861)       (74,892)      (398,453)      (27,365)
Contract maintenance charge                     (1,863)        (6,897)          (803)        (2,288)            42          (479)
Transfers among the sub-accounts
     and with the Fixed Account - net        3,503,119      2,430,841        228,293        173,340      1,119,958        36,588
                                         --------------  -------------  -------------  -------------  -------------  ------------

Change in net assets resulting
     from capital transactions              41,146,049     34,157,187     12,581,168     10,771,706      8,467,071     2,127,335
                                         --------------  -------------  -------------  -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS           28,739,981     31,857,817      9,971,735     10,569,209      8,146,426     2,210,705

NET ASSETS AT BEGINNING OF PERIOD           31,857,817              -     10,569,209              -      2,210,705             -
                                         --------------  -------------  -------------  -------------  -------------  ------------

NET ASSETS AT END OF PERIOD               $ 60,597,798    $31,857,817    $20,540,944    $10,569,209    $10,357,131    $2,210,705
                                         ==============  =============  =============  =============  =============  ============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  3,353,484              -      1,150,046              -        222,737             -
   Units issued                              7,126,523      3,473,718      7,046,571      1,260,761      1,066,724       234,838
   Units redeemed                           (1,677,271)      (120,234)    (5,466,312)      (110,715)      (162,936)      (12,101)
                                         --------------  -------------  -------------  -------------  -------------  ------------
 Units outstanding at end of period          8,802,736      3,353,484      2,730,305      1,150,046      1,126,525       222,737
                                         ==============  =============  =============  =============  =============  ============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                                 ----------------------------------------------------------------------------------

                                                         High Yield                Income Builder              Information
                                                 ---------------------------  ------------------------  ---------------------------

                                                      2001         2000 (c)       2001       2000 (c)        2001        2000 (c)
                                                 -------------  ------------  ------------  ----------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                      $   803,519    $  169,524    $  130,040    $ 14,866    $   (71,360)   $   (2,841)
Net realized gains (losses)                          (629,010)      (40,614)      (39,049)       (937)      (383,135)            8
Change in unrealized gains (losses)                (2,264,080)     (737,879)     (198,790)      2,663     (1,620,830)     (109,760)
                                                 -------------  ------------  ------------  ----------  -------------  ------------


Change in net assets resulting
  from operations                                  (2,089,571)     (608,969)     (107,799)     16,592     (2,075,325)     (112,593)
                                                 -------------  ------------  ------------  ----------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            6,530,498     2,468,796     5,610,188     914,037      6,931,932     2,037,542
Benefit payments                                     (225,479)            -        (3,452)          -       (196,021)            -
Payments on termination                              (156,237)       (9,079)      (91,672)     (2,112)      (176,872)       (1,735)
Contract maintenance charge                               (10)         (421)         (158)       (209)           (29)         (415)
Transfers among the sub-accounts
     and with the Fixed Account - net                  85,872        92,135       728,253      36,204        957,649        (8,210)
                                                 -------------  ------------  ------------  ----------  -------------  ------------

Change in net assets resulting
     from capital transactions                      6,234,644     2,551,431     6,243,159     947,920      7,516,659     2,027,182
                                                 -------------  ------------  ------------  ----------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   4,145,073     1,942,462     6,135,360     964,512      5,441,334     1,914,589

NET ASSETS AT BEGINNING OF PERIOD                   1,942,462             -       964,512           -      1,914,589             -
                                                 -------------  ------------  ------------  ----------  -------------  ------------

NET ASSETS AT END OF PERIOD                       $ 6,087,535    $1,942,462    $7,099,872    $964,512    $ 7,355,923    $1,914,589
                                                 =============  ============  ============  ==========  =============  ============


UNITS OUTSTANDING
 Units outstanding at beginning of period             279,829             -        96,269           -        206,139             -
   Units issued                                     1,360,797       312,694       712,982     104,339      1,507,758       209,148
   Units redeemed                                    (359,649)      (32,865)     (100,092)     (8,070)      (335,880)       (3,009)
                                                 -------------  ------------  ------------  ----------  -------------  ------------
 Units outstanding at end of period                 1,280,977       279,829       709,159      96,269      1,378,017       206,139
                                                 =============  ============  ============  ==========  =============  ============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                                   Money Market                 Pacific Growth            Quality Income Plus
                                           -----------------------------  --------------------------  ---------------------------

                                                2001          2000 (c)        2001         2000 (c)       2001         2000 (c)
                                           --------------  -------------  -------------  -----------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                $    795,061    $   132,280    $    17,397    $  (3,834)   $ 1,129,372    $   65,677
Net realized gains (losses)                            -              -        358,765       (5,163)        46,265         2,019
Change in unrealized gains (losses)                    -              -       (154,721)    (197,092)       458,324        92,385
                                           --------------  -------------  -------------  -----------  -------------  ------------

Change in net assets resulting
  from operations                                795,061        132,280        221,441     (206,089)     1,633,961       160,081
                                           --------------  -------------  -------------  -----------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      75,326,969     20,255,548      1,815,801      921,823     36,939,348     4,616,633
Benefit payments                                (397,110)             -        (48,605)           -       (233,819)            -
Payments on termination                       (3,386,711)      (225,866)       (98,393)        (359)    (1,177,477)      (18,951)
Contract maintenance charge                         (475)        (2,990)           (57)        (158)        (1,020)       (1,120)
Transfers among the sub-accounts
     and with the Fixed Account - net         11,069,346     (6,349,118)      (990,026)      13,520     10,592,889       416,325
                                           --------------  -------------  -------------  -----------  -------------  ------------

Change in net assets resulting
     from capital transactions                82,612,019     13,677,574        678,720      934,826     46,119,921     5,012,887
                                           --------------  -------------  -------------  -----------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             83,407,080     13,809,854        900,161      728,737     47,753,882     5,172,968

NET ASSETS AT BEGINNING OF PERIOD             13,809,854              -        728,737            -      5,172,968             -
                                           --------------  -------------  -------------  -----------  -------------  ------------

NET ASSETS AT END OF PERIOD                 $ 97,216,934    $13,809,854    $ 1,628,898    $ 728,737    $52,926,850    $5,172,968
                                           ==============  =============  =============  ===========  =============  ============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                    1,348,029              -        100,012            -        482,561             -
   Units issued                               25,827,584      2,292,915      8,171,326      103,862      4,757,929       496,413
   Units redeemed                            (17,806,873)      (944,886)    (7,978,127)      (3,850)      (603,608)      (13,852)
                                           --------------  -------------  -------------  -----------  -------------  ------------
 Units outstanding at end of period            9,368,740      1,348,029        293,211      100,012      4,636,882       482,561
                                           ==============  =============  =============  ===========  =============  ============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
                                          ---------------------------------------------------------------------------------------

                                                 S&P 500 Index                Short-Term Bond                Strategist
                                          ----------------------------  ---------------------------  ----------------------------

                                               2001         2000 (c)         2001        2000 (c)        2001          2000 (c)
                                          -------------  -------------  -------------  ------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)               $  (203,323)   $   (53,514)   $   245,787    $   13,440    $   321,285    $   156,284
Net realized gains (losses)                   (445,814)        (5,201)        23,071           234        648,063        171,173
Change in unrealized gains (losses)         (2,662,893)    (1,094,586)       137,525         1,462     (4,611,997)      (773,273)
                                          -------------  -------------  -------------  ------------  -------------  -------------

Change in net assets resulting
  from operations                           (3,312,030)    (1,153,301)       406,383        15,136     (3,642,649)      (445,816)
                                          -------------  -------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    32,700,877     13,059,493     16,333,039     1,236,517     30,873,411     22,556,091
Benefit payments                              (349,545)       (72,473)      (274,167)            -       (669,235)        (7,531)
Payments on termination                     (1,169,872)       (76,724)      (283,408)       (3,902)    (1,401,990)       (87,319)
Contract maintenance charge                     (1,865)        (2,755)           (81)         (310)            31         (5,054)
Transfers among the sub-accounts
     and with the Fixed Account - net        4,958,183        972,260      4,732,155       182,242     (1,711,094)     1,333,694
                                          -------------  -------------  -------------  ------------  -------------  -------------

Change in net assets resulting
     from capital transactions              36,137,778     13,879,801     20,507,538     1,414,547     27,091,123     23,789,881
                                          -------------  -------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           32,825,748     12,726,500     20,913,921     1,429,683     23,448,474     23,344,065

NET ASSETS AT BEGINNING OF PERIOD           12,726,500              -      1,429,683             -     23,344,065              -
                                          -------------  -------------  -------------  ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                $45,552,248    $12,726,500    $22,343,604    $1,429,683    $46,792,539    $23,344,065
                                          =============  =============  =============  ============  =============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  1,422,645              -        139,170             -      2,359,030              -
   Units issued                              5,255,205      1,505,720      2,229,668       142,204      4,304,741      2,433,178
   Units redeemed                             (825,085)       (83,075)      (281,504)       (3,034)    (1,307,289)       (74,148)
                                          -------------  -------------  -------------  ------------  -------------  -------------
 Units outstanding at end of period          5,852,765      1,422,645      2,087,334       139,170      5,356,482      2,359,030
                                          =============  =============  =============  ============  =============  =============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  Morgan Stanley
                                               Variable Investment
                                             Series (Class Y Shares)
                                                   Sub-Accounts                  AIM Variable Insurance Funds Sub-Accounts
                                          ----------------------------  ----------------------------------------------------------

                                                                              AIM V.I. Capital
                                                   Utilities                    Appreciation                 AIM V.I. Growth
                                          ----------------------------  ----------------------------  ----------------------------

                                               2001         2000 (c)         2001         2000 (d)         2001         2000 (d)
                                          -------------  -------------  -------------  -------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)               $   126,450    $    71,974    $  (254,005)   $   (81,022)   $  (116,917)   $   (49,223)
Net realized gains (losses)                    421,111         47,089     (1,138,265)      (401,925)    (1,489,301)       (53,577)
Change in unrealized gains (losses)         (7,589,144)      (202,629)    (2,653,461)    (2,992,299)    (2,100,990)    (2,257,862)
                                          -------------  -------------  -------------  -------------  -------------  -------------

Change in net assets resulting
  from operations                           (7,041,583)       (83,566)    (4,045,731)    (3,475,246)    (3,707,208)    (2,360,662)
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    17,972,784     18,280,101     11,283,385      8,831,089      6,148,518      6,951,807
Benefit payments                              (531,753)        (7,416)      (252,462)      (104,263)       (89,676)       (70,239)
Payments on termination                     (1,252,653)       (88,324)      (851,339)      (277,657)      (615,818)      (100,901)
Contract maintenance charge                        514         (4,126)        (2,492)        (4,181)          (960)        (2,311)
Transfers among the sub-accounts
     and with the Fixed Account - net       (4,191,336)       960,476      1,338,219      9,222,222        602,492      4,511,770
                                          -------------  -------------  -------------  -------------  -------------  -------------

Change in net assets resulting
     from capital transactions              11,997,556     19,140,711     11,515,311     17,667,210      6,044,556     11,290,126
                                          -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            4,955,973     19,057,145      7,469,580     14,191,964      2,337,348      8,929,464

NET ASSETS AT BEGINNING OF PERIOD           19,057,145              -     14,191,964              -      8,929,464              -
                                          -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                $24,013,118    $19,057,145    $21,661,544    $14,191,964    $11,266,812    $ 8,929,464
                                          =============  =============  =============  =============  =============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  1,929,314              -      1,712,669              -      1,209,656              -
   Units issued                              2,505,750      1,974,752      5,220,251      3,307,926      3,430,058      2,221,059
   Units redeemed                           (1,178,338)       (45,438)    (3,547,113)    (1,595,257)    (2,365,167)    (1,011,403)
                                          -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period          3,256,726      1,929,314      3,385,807      1,712,669      2,274,547      1,209,656
                                          =============  =============  =============  =============  =============  =============


(c) For the Period Beginning May 1, 2000 and Ended December 31, 2000

(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             AIM Variable Insurance
                                               Funds Sub-Accounts            Alliance Variable Product Series Fund Sub-Accounts
                                          ----------------------------  -----------------------------------------------------------

                                                 AIM V.I. Value                Alliance Growth          Alliance Growth & Income
                                          ----------------------------  ----------------------------  -----------------------------

                                               2001          2000 (d)         2001         2000 (d)           2001         2000 (d)
                                          -------------  -------------  -------------  -------------  --------------  -------------
FROM OPERATIONS
Net investment income (loss)               $  (620,078)   $  (133,916)   $  (166,503)   $   (52,697)   $   (860,392)   $   (96,169)
Net realized gains (losses)                 (2,141,470)       727,844       (360,134)      (155,693)      1,895,655        133,075
Change in unrealized gains (losses)         (3,610,163)    (4,716,119)    (3,037,585)    (1,437,593)     (4,612,532)       678,624
                                          -------------  -------------  -------------  -------------  --------------  -------------

Change in net assets resulting
  from operations                           (6,371,711)    (4,122,191)    (3,564,222)    (1,645,983)     (3,577,269)       715,530
                                          -------------  -------------  -------------  -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    26,751,435     19,428,320      7,061,877      6,020,329      51,947,042      8,503,685
Benefit payments                              (653,692)      (110,067)      (129,331)       (80,917)     (1,158,197)      (126,654)
Payments on termination                     (2,699,572)      (527,967)      (691,022)      (234,818)     (6,797,540)      (302,659)
Contract maintenance charge                     (7,277)        (8,468)        (2,416)        (2,835)        (18,599)        (7,260)
Transfers among the sub-accounts
     and with the Fixed Account - net       11,323,246     15,623,618      3,610,868      5,475,300      77,984,715     17,867,145
                                          -------------  -------------  -------------  -------------  --------------  -------------

Change in net assets resulting
     from capital transactions              34,714,140     34,405,436      9,849,976     11,177,059     121,957,421     25,934,257
                                          -------------  -------------  -------------  -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS           28,342,429     30,283,245      6,285,754      9,531,076     118,380,152     26,649,787

NET ASSETS AT BEGINNING OF PERIOD           30,283,245              -      9,531,076              -      26,649,787              -
                                          -------------  -------------  -------------  -------------  --------------  -------------

NET ASSETS AT END OF PERIOD                $58,625,674    $30,283,245    $15,816,830    $ 9,531,076    $145,029,939    $26,649,787
                                          =============  =============  =============  =============  ==============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  3,717,578              -      1,179,904              -       2,511,481              -
   Units issued                             13,498,534      5,567,112      3,663,768      1,719,787      18,770,259      3,900,121
   Units redeemed                           (9,016,103)    (1,849,534)    (2,261,359)      (539,883)     (7,240,216)    (1,388,640)
                                          -------------  -------------  -------------  -------------  --------------  -------------
 Units outstanding at end of period          8,200,009      3,717,578      2,582,313      1,179,904      14,041,524      2,511,481
                                          =============  =============  =============  =============  ==============  =============


(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000



See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            Alliance Variable Product
                                            Series Fund Sub-Accounts                Putnam Variable Trust Sub-Accounts
                                          ----------------------------  -----------------------------------------------------------

                                             Alliance Premier Growth        VT Growth and Income         VT International Growth
                                          ----------------------------  ----------------------------  -----------------------------

                                               2001         2000 (d)        2001          2000 (d)         2001          2000 (d)
                                          -------------  -------------  -------------  -------------  --------------  -------------
FROM OPERATIONS
Net investment income (loss)               $  (559,054)   $  (210,747)   $   (71,976)   $   (33,533)   $   (407,383)   $  (124,744)
Net realized gains (losses)                 (3,598,126)        59,280       (354,404)        38,307         178,087       (336,871)
Change in unrealized gains (losses)         (3,946,380)    (7,678,415)    (1,201,540)       359,797      (6,166,679)      (747,007)
                                          -------------  -------------  -------------  -------------  --------------  -------------

Change in net assets resulting
  from operations                           (8,103,560)    (7,829,882)    (1,627,920)       364,571      (6,395,975)    (1,208,622)
                                          -------------  -------------  -------------  -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    12,853,163     19,474,950     13,709,215      4,011,399      18,018,746     12,932,128
Benefit payments                            (1,060,178)       (97,170)      (202,145)             -        (524,641)       (66,733)
Payments on termination                     (3,242,915)      (766,535)    (1,080,127)      (197,399)     (1,911,538)      (422,871)
Contract maintenance charge                     (6,307)       (11,185)        (2,817)        (2,605)         (5,000)        (6,887)
Transfers among the sub-accounts
     and with the Fixed Account - net          890,529     26,030,568      7,401,783      5,844,510       5,169,813     13,149,980
                                          -------------  -------------  -------------  -------------  --------------  -------------

Change in net assets resulting
     from capital transactions               9,434,292     44,630,628     19,825,909      9,655,905      20,747,380     25,585,617
                                          -------------  -------------  -------------  -------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS            1,330,732     36,800,746     18,197,989     10,020,476      14,351,405     24,376,995

NET ASSETS AT BEGINNING OF PERIOD           36,800,746              -     10,020,476              -      24,376,995              -
                                          -------------  -------------  -------------  -------------  --------------  -------------

NET ASSETS AT END OF PERIOD                $38,131,478    $36,800,746    $28,218,465    $10,020,476    $ 38,728,400    $24,376,995
                                          =============  =============  =============  =============  ==============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                  4,656,277              -        936,439              -       2,687,654              -
   Units issued                              4,352,659      5,325,043      5,747,188      2,675,270      20,752,870      7,011,913
   Units redeemed                           (3,159,169)      (668,766)    (3,795,415)    (1,738,831)    (18,029,071)    (4,324,259)
                                          -------------  -------------  -------------  -------------  --------------  -------------
 Units outstanding at end of period          5,849,767      4,656,277      2,888,212        936,439       5,411,453      2,687,654
                                          =============  =============  =============  =============  ==============  =============


(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              Putnam Variable
                                             Trust Sub-Accounts           The Universal Institutional Funds, Inc. Sub-Accounts
                                        ----------------------------  -------------------------------------------------------------

                                                 VT Voyager                 Emerarkets Equity                 Equity Growth
                                        ----------------------------  -----------------------------  ------------------------------

                                             2001         2000 (d)         2001           2000            2001            2000
                                        -------------  -------------  -------------  --------------  --------------  --------------
FROM OPERATIONS
Net investment income (loss)             $  (453,948)   $  (150,801)   $  (272,717)   $   (408,788)   $ (1,295,529)   $ (1,522,865)
Net realized gains (losses)                1,371,107       (189,522)    (3,937,517)      2,088,466      (9,461,293)      9,037,530
Change in unrealized gains (losses)       (8,350,434)    (4,274,119)     3,365,880     (13,971,580)     (7,599,027)    (26,639,061)
                                        -------------  -------------  -------------  --------------  --------------  --------------


Change in net assets resulting
  from operations                         (7,433,275)    (4,614,442)      (844,354)    (12,291,902)    (18,355,849)    (19,124,396)
                                        -------------  -------------  -------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  14,580,601     15,917,834      2,817,762      10,687,977       8,016,968      26,800,090
Benefit payments                            (483,576)             -       (448,287)       (264,494)     (2,166,156)     (1,101,811)
Payments on termination                   (2,053,817)      (633,137)    (1,554,168)     (1,504,909)     (8,376,530)     (7,282,991)
Contract maintenance charge                   (4,970)        (7,325)        (5,829)         (7,488)        (17,033)        (41,500)
Transfers among the sub-accounts
     and with the Fixed Account - net      4,192,114     15,128,829     (1,827,017)        (59,472)    (11,909,590)     36,549,584
                                        -------------  -------------  -------------  --------------  --------------  --------------

Change in net assets resulting
     from capital transactions            16,230,352     30,406,201     (1,017,539)      8,851,614     (14,452,341)     54,923,372
                                        -------------  -------------  -------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          8,797,077     25,791,759     (1,861,893)     (3,440,288)    (32,808,190)     35,798,976

NET ASSETS AT BEGINNING OF PERIOD         25,791,759              -     18,310,137      21,750,425     108,899,652      73,100,676
                                        -------------  -------------  -------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD              $34,588,836    $25,791,759    $16,448,244    $ 18,310,137    $ 76,091,462    $108,899,652
                                        =============  =============  =============  ==============  ==============  ==============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                3,176,076              -      2,272,435       1,586,252       9,444,030       5,271,726
   Units issued                            5,566,988      3,960,813     28,318,662      19,001,484       3,119,200       7,821,954
   Units redeemed                         (3,258,210)      (784,737)   (28,295,190)    (18,315,301)     (4,327,095)     (3,649,650)
                                        -------------  -------------  -------------  --------------  --------------  --------------
 Units outstanding at end of period        5,484,854      3,176,076      2,295,907       2,272,435       8,236,135       9,444,030
                                        =============  =============  =============  ==============  ==============  ==============


(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             The Universal Institutional Funds, Inc. Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                International Magnum              Mid Cap Value              U.S. Real Estate
                                            ----------------------------  ---------------------------  ----------------------------

                                                2001            2000           2001        2000 (d)          2001           2000
                                            -------------  -------------  -------------  ------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)                 $  (200,036)   $  (112,708)   $  (495,491)   $  (24,152)   $   688,337    $   130,992
Net realized gains (losses)                   (1,320,553)       239,943       (646,175)      844,368      1,184,070        680,966
Change in unrealized gains (losses)           (2,439,411)    (2,386,683)     1,311,149      (694,490)      (219,723)     1,473,607
                                            -------------  -------------  -------------  ------------  -------------  -------------

Change in net assets resulting
  from operations                             (3,960,000)    (2,259,448)       169,483       125,726      1,652,684      2,285,565
                                            -------------  -------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       4,408,920      6,888,652     26,411,766     5,225,576      6,639,035      2,199,419
Benefit payments                                (184,304)      (218,924)      (262,132)       (4,831)      (115,172)       (83,181)
Payments on termination                       (1,357,299)    (1,086,218)    (1,592,265)     (142,447)    (2,328,953)      (829,831)
Contract maintenance charge                       (5,514)        (7,789)        (6,508)       (1,966)        (3,869)        (5,703)
Transfers among the sub-accounts
     and with the Fixed Account - net            373,747      5,829,986     30,415,069     2,759,559      5,698,417      7,508,547
                                            -------------  -------------  -------------  ------------  -------------  -------------

Change in net assets resulting
     from capital transactions                 3,235,550     11,405,707     54,965,930     7,835,891      9,889,458      8,789,251
                                            -------------  -------------  -------------  ------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               (724,450)     9,146,259     55,135,413     7,961,617     11,542,142     11,074,816

NET ASSETS AT BEGINNING OF PERIOD             20,496,204     11,349,945      7,961,617             -     16,313,340      5,238,524
                                            -------------  -------------  -------------  ------------  -------------  -------------

NET ASSETS AT END OF PERIOD                  $19,771,754    $20,496,204    $63,097,030    $7,961,617    $27,855,482    $16,313,340
                                            =============  =============  =============  ============  =============  =============


UNITS OUTSTANDING
 Units outstanding at beginning
  of period                                    2,019,182        948,787        779,054             -      1,454,011        595,388
   Units issued                               12,969,712      6,533,728     12,998,868     2,431,686     10,467,127      5,062,148
   Units redeemed                            (12,487,223)    (5,463,333)    (7,306,337)   (1,652,632)    (9,620,118)    (4,203,525)
                                            -------------  -------------  -------------  ------------  -------------  -------------
 Units outstanding at end of period            2,501,671      2,019,182      6,471,585       779,054      2,301,020      1,454,011
                                            =============  =============  =============  ============  =============  =============


(d) For the Period Beginning January 31, 2000 and Ended December 31, 2000




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                    Van Kampen
                                                                                                 Life Investment
                                                                Van Kampen Life Investment       Trust (Class II)
                                                                     Trust Sub-Account             Sub-Account
                                                            ---------------------------------   -----------------

                                                                                                  Lit Emerging
                                                                   Lit Emerging Growth          Growth (Class II)
                                                            ---------------------------------   -----------------

                                                                  2001              2000             2001 (a)
                                                            ---------------   ---------------   -----------------
FROM OPERATIONS
Net investment income (loss)                                 $  (3,012,387)    $  (3,851,941)    $       (91,147)
Net realized gains (losses)                                    (45,314,518)        7,737,918             (73,790)
Change in unrealized gains (losses)                            (41,940,418)      (73,283,344)           (542,821)
                                                            ---------------   ---------------   -----------------

Change in net assets resulting from operations                 (90,267,323)      (69,397,367)           (707,758)
                                                            ---------------   ---------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                        18,217,319        98,979,814          16,979,578
Benefit payments                                                (3,098,694)       (1,770,332)            (73,377)
Payments on termination                                        (17,798,015)      (16,299,682)            (65,489)
Contract maintenance charge                                        (48,420)         (113,455)                  -
Transfers among the sub-accounts
     and with the Fixed Account - net                          (23,769,801)      138,452,923           1,201,777
                                                            ---------------   ---------------   -----------------

Change in net assets resulting
     from capital transactions                                 (26,497,611)      219,249,268          18,042,489
                                                            ---------------   ---------------   -----------------

INCREASE (DECREASE) IN NET ASSETS                             (116,764,934)      149,851,901          17,334,731

NET ASSETS AT BEGINNING OF PERIOD                              280,016,309       130,164,408                   -
                                                            ---------------   ---------------   -----------------

NET ASSETS AT END OF PERIOD                                  $ 163,251,375     $ 280,016,309     $    17,334,731
                                                            ===============   ===============   =================


UNITS OUTSTANDING
 Units outstanding at beginning of period                       15,481,969         5,431,871                   -
   Units issued                                                 11,986,090        17,245,951           2,284,044
   Units redeemed                                              (12,187,569)       (7,195,853)           (163,713)
                                                            ---------------   ---------------   -----------------
 Units outstanding at end of period                             15,280,490        15,481,969           2,120,331
                                                            ===============   ===============   =================


(a) For the Period Beginning May 17, 2001 and Ended December 31, 2001




See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.  ORGANIZATION

    Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

    Northbrook Life issues five variable annuity contracts: the Morgan Stanley Dean Witter Variable Annuity II, the Morgan Stanley Dean Witter Variable Annuity II AssetManager, the Preferred Client Variable Annuity, the Morgan Stanley Dean Witter Variable Annuity 3, and the Morgan Stanley Dean Witter Variable Annuity 3 AssetManager (collectively the "Contracts"). The deposits of the Contracts are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       MORGAN STANLEY VARIABLE INVESTMENT SERIES
          Aggressive Equity                         Information
          Capital Growth                            Money Market
          Competitive Edge, "Best Ideas"            Pacific Growth
          Dividend Growth                           Quality Income Plus
          Equity                                    S&P 500 Index
          European Growth                           Short-Term Bond
          Global Dividend Growth                    Strategist
          High Yield                                Utilities
          Income Builder
       MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
          Aggressive Equity                         Information
          Capital Growth                            Money Market
          Competitive Edge, "Best Ideas"            Pacific Growth
          Dividend Growth                           Quality Income Plus
          Equity                                    S&P 500 Index
          European Growth                           Short-Term Bond
          Global Dividend Growth                    Strategist
          High Yield                                Utilities
          Income Builder
       AIM VARIABLE INSURANCE FUNDS
          AIM V.I. Capital Appreciation             AIM V.I. Value
          AIM V.I. Growth
       ALLIANCE VARIABLE PRODUCT SERIES FUND
          Alliance Growth                           Alliance Premier Growth
          Alliance Growth & Income

--------------------------------------------------------------------------------


1.  ORGANIZATION (CONTINUED)

       PUTNAM VARIABLE TRUST
          VT Growth and Income                      VT Voyager
          VT International Growth
       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          Emerging Markets Equity                   Mid Cap Value
          Equity Growth                             U.S. Real Estate
          International Magnum
       VAN KAMPEN LIFE INVESTMENT TRUST
          LIT Emerging Growth
       VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
          LIT Emerging Growth (Class II)

    Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

    INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

    REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

    FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

    USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

    OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

--------------------------------------------------------------------------------


3.  EXPENSES

    MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from .60% to 2.25% per annum of the daily net assets of the Account, based on Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contract and certain expenses of the Contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options may be purchased for an additional charge.

    ADMINISTRATIVE EXPENSE CHARGE - Northbrook Life deducts an administrative expense charge daily at a rate equal to .10% per annum of the average daily net assets of the Contracts.

    CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual contract maintenance charge of $30 on each Morgan Stanley Dean Witter Variable Annuity II and $35 on each Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contract anniversary and guarantees that this charge will not increase over the life of the contract. If certain conditions are met, this charge will be waived for Morgan Stanley Dean Witter Variable Annuity II AssetManager, Morgan Stanley Dean Witter Variable Annuity 3, and Morgan Stanley Dean Witter Variable Annuity 3 AssetManager contracts.

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                                             Purchases
                                                                                                        -------------------
     Investments in the Morgan Stanley Variable Investment
          Series Sub-Accounts:
             Aggressive Equity                                                                           $      12,970,058
             Capital Growth                                                                                     23,539,607
             Competitive Edge, "Best Ideas"                                                                     18,871,355
             Dividend Growth                                                                                    91,658,837
             Equity                                                                                            300,759,189
             European Growth                                                                                   254,203,125
             Global Dividend Growth                                                                             32,789,082
             High Yield                                                                                         48,610,100
             Income Builder                                                                                     27,910,111
             Information                                                                                        12,534,242
             Money Market                                                                                    2,245,404,546
             Pacific Growth                                                                                    494,279,127
             Quality Income Plus                                                                               113,236,959
             S&P 500 Index                                                                                      30,090,961
             Short-Term Bond                                                                                    29,436,540
             Strategist                                                                                         71,012,537
             Utilities                                                                                          59,911,850

     Investments in the Morgan Stanley Variable Investment
          Series (Class Y Shares) Sub-Accounts:
             Aggressive Equity                                                                                  13,206,947
             Capital Growth                                                                                      5,736,437
             Competitive Edge, "Best Ideas"                                                                      4,050,914
             Dividend Growth                                                                                    51,593,790
             Equity                                                                                             57,322,556
             European Growth                                                                                    58,920,665
             Global Dividend Growth                                                                              9,586,618
             High Yield                                                                                          8,805,774
             Income Builder                                                                                      7,303,938
             Information                                                                                         8,636,978
             Money Market                                                                                      239,461,502
             Pacific Growth                                                                                     51,287,033
             Quality Income Plus                                                                                50,364,324
             S&P 500 Index                                                                                      40,124,022
             Short-Term Bond                                                                                    23,102,833
             Strategist                                                                                         37,824,938
             Utilities                                                                                          22,199,563

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

    The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                                             Purchases
                                                                                                        -------------------
     Investments in the AIM Variable Insurance Funds Sub-Accounts:
             AIM V. I. Capital Appreciation                                                              $      31,991,041
             AIM V. I. Growth                                                                                   13,614,985
             AIM V. I. Value                                                                                    77,801,344

     Investments in the Alliance Variable Product Series
          Fund Sub-Accounts:
             Alliance Growth                                                                                    25,020,577
             Alliance Growth & Income                                                                          165,180,069
             Alliance Premier Growth                                                                            26,420,828

     Investments in the Putnam Variable Trust Sub-Accounts:
             VT Growth and Income                                                                               51,432,221
             VT International Growth                                                                           133,555,729
             VT Voyager                                                                                         34,685,084

     Investments in The Universal Institutional Funds, Inc.
          Sub-Accounts:
             Emerging Markets Equity                                                                           139,986,202
             Equity Growth                                                                                      20,285,164
             International Magnum                                                                               73,046,277
             Mid Cap Value                                                                                      98,904,022
             U.S. Real Estate                                                                                   81,709,830

     Investments in the Van Kampen Life Investment Trust
          Sub-Account:
             LIT Emerging Growth                                                                               117,886,724

     Investments in the Van Kampen Life Investment Trust
          (Class II) Sub-Account:
             LIT Emerging Growth (Class II)                                                                     18,898,339
                                                                                                        -------------------

                                                                                                         $   5,667,165,494
                                                                                                        ===================

--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS

    The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Northbrook Life, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

    As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

      * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

      ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

      *** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                              At December 31, 2001              For the year ended December 31, 2001
                                              --------------------  ---------------------------------------------------------------

                                                  Accumulation         Investment          Expense                  Total
                                                   Unit Value        Income Ratio*         Ratio**                Return***
                                              --------------------  ---------------  -------------------  -------------------------
Investments in the Morgan Stanley Variable
  Investment Series Sub-Accounts:
        Aggressive Equity                      $  6.47 -  $  9.91         0.32 %      0.70 % -   2.05 %    -30.89 %  -    -28.96 %
        Capital Growth                            7.04 -    22.75         0.54        0.70   -   2.05      -28.76    -    -26.83
        Competitive Edge, "Best Ideas"            6.36 -     7.51         0.63        0.70   -   2.05      -25.80    -    -23.87
        Dividend Growth                           9.31 -    34.38         1.85        0.70   -   2.05       -7.79    -     -5.87
        Equity                                    6.57 -    48.84         0.48        0.70   -   2.05      -29.31    -    -27.38
        European Growth                           7.45 -    33.05         1.11        0.70   -   2.05      -20.26    -    -18.33
        Global Dividend Growth                    9.17 -    17.10         2.70        0.70   -   2.05       -8.84    -     -6.91
        High Yield                                3.71 -    10.49        18.08        0.70   -   2.05      -36.14    -    -34.21
        Income Builder                           10.05 -    12.96         4.71        0.70   -   1.85        0.55    -      1.45
        Information                               5.21 -     5.39         0.20        1.28   -   2.05      -44.17    -    -43.60
        Money Market                             10.19 -    14.44         4.04        0.70   -   2.05        1.25    -      3.17
        Pacific Growth                            4.00 -     8.41         1.88        0.70   -   2.05      -29.86    -    -27.93
        Quality Income Plus                      10.75 -    21.56         6.02        0.70   -   2.05        6.87    -      8.80
        S&P 500 Index                             7.74 -    10.22         0.90        0.70   -   2.05      -14.78    -    -12.85
        Short-Term Bond                          10.46 -    11.14         4.23        0.70   -   2.05        4.05    -      5.98
        Strategist                                8.44 -    27.67         2.47        0.70   -   2.05      -12.74    -    -10.81
        Utilities                                 7.30 -    24.48         2.17        0.70   -   2.05      -28.20    -    -26.27

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31, 2001               For the year ended December 31, 2001
                                              --------------------  ---------------------------------------------------------------

                                                  Accumulation         Investment          Expense                  Total
                                                   Unit Value         Income Ratio*         Ratio**               Return***
                                              --------------------  ---------------  -------------------  -------------------------
Investments in the Morgan Stanley Variable
  Investment Series (Class Y Shares)
  Sub-Accounts:
        Aggressive Equity                      $  6.27 -  $  9.19         0.33 %       1.35 % -   2.20 %     -30.21 %  -   -29.58 %
        Capital Growth                            6.77 -     8.82         0.55         1.35   -   2.20       -28.11    -   -27.48
        Competitive Edge, "Best Ideas"            6.30 -     8.98         0.62         1.35   -   2.20       -25.20    -   -24.57
        Dividend Growth                           9.28 -     9.97         1.79         1.35   -   2.20        -7.33    -    -6.70
        Equity                                    6.36 -     9.22         0.31         1.35   -   2.20       -28.68    -   -28.05
        European Growth                           7.38 -     9.56         1.21         1.35   -   2.20       -19.66    -   -19.03
        Global Dividend Growth                    9.09 -     9.69         2.50         1.35   -   2.20        -8.34    -    -7.71
        High Yield                                4.49 -     7.72        21.82         1.35   -   2.20       -35.44    -   -34.81
        Income Builder                            9.60 -    10.10         4.76         1.35   -   2.20         0.10    -     0.73
        Information                               5.19 -     8.93         0.18         1.35   -   2.20       -44.39    -   -43.76
        Money Market                             10.02 -    10.49         3.35         1.35   -   2.20         1.62    -     2.25
        Pacific Growth                            5.18 -     8.16         3.73         1.35   -   2.20       -28.87    -   -28.24
        Quality Income Plus                      10.39 -    11.59         5.34         1.35   -   2.20         7.22    -     7.85
        S&P 500 Index                             7.62 -     9.45         0.86         1.35   -   2.20       -14.34    -   -13.71
        Short-Term Bond                          10.25 -    10.82         3.47         1.35   -   2.20         4.43    -     5.06
        Strategist                                8.29 -     9.53         2.47         1.35   -   2.20       -12.24    -   -11.61
        Utilities                                 6.76 -     8.31         2.20         1.35   -   2.20       -27.61    -   -26.98

Investments in the AIM Variable Insurance
  Funds Sub-Accounts:
        AIM V. I. Capital Appreciation            5.77 -    11.84         0.00         0.70   -   2.20       -25.96    -   -23.82
        AIM V. I. Growth                          4.77 -     8.83         0.26         0.70   -   2.20       -36.49    -   -34.35
        AIM V. I. Value                           6.87 -    11.06         0.17         0.70   -   2.20       -15.32    -   -13.18

Investments in the Alliance Variable
  Product Series Fund Sub-Accounts:
        Alliance Growth                           5.98 -    11.65         0.22         0.70   -   2.20       -25.71    -   -24.11
        Alliance Growth & Income                  9.49 -    11.68         0.47         0.70   -   2.20        -2.69    -    -0.55
        Alliance Premier Growth                   6.38 -    11.40         0.00         0.70   -   2.20       -20.12    -   -17.98

Investments in the Putnam Variable Trust
  Sub-Accounts:
        VT Growth and Income                      9.25 -    10.63         1.20         0.70   -   2.20        -8.82    -    -7.01
        VT International Growth                   7.01 -    10.83         0.22         0.70   -   2.20       -23.31    -   -21.17
        VT Voyager                                6.03 -    11.03         0.00         0.70   -   2.20       -25.10    -   -22.95

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
        Emerging Markets Equity                   5.71 -     9.77         0.00         0.70   -   2.20        -8.92    -    -7.11
        Equity Growth                             6.86 -    10.14         0.00         0.70   -   2.20       -17.85    -   -15.71
        International Magnum                      7.15 -     9.09         0.51         0.70   -   2.20       -21.61    -   -19.80
        Mid Cap Value                             9.08 -    12.10         0.00         0.70   -   2.20        -5.97    -    -3.83
        U.S. Real Estate                         10.22 -    13.95         4.53         0.70   -   2.20         7.72    -     8.89

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31, 2001              For the year ended December 31, 2001
                                              --------------------  ---------------------------------------------------------------

                                                   Accumulation       Investment            Expense                 Total
                                                    Unit Value       Income Ratio*          Ratio**               Return***
                                              --------------------  ---------------  -------------------  -------------------------
Investments in the Van Kampen Life
   Investment Trust Sub-Account:
        LIT Emerging Growth                    $  5.18 -   $ 14.49       0.00 %       0.70 % -   2.05 %    -33.90 %  -    -31.97 %
Investments in the Van Kampen Life
   Investment Trust (Class II)
   Sub-Account:
        LIT Emerging Growth (Class II) (a)        8.08 -      8.77       0.00         1.35   -   2.20      -19.57    -    -18.94







(a) For the Period Beginning May 17, 2001 and Ended December 31, 2001